  As filed with the Securities and Exchange Commission on April 22, 2002


                                                              File No. 333-67904
                                                              File No. 811-05343
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               ----------------

                                    FORM N-4

          Registration Statement Under the Securities Act of 1933 [X]

                      Post-Effective Amendment No. 1


                               ----------------

         For Registration Under the Investment Company Act of 1940 [X]

                             Amendment No. 79


                      GE Life & Annuity Separate Account 4
                           (Exact Name of Registrant)

                               ----------------

                     GE Life and Annuity Assurance Company
                              (Name of Depositor)

                              6610 W. Broad Street
                            Richmond, Virginia 23230
              (Address of Depositor's Principal Executive Office)
                  Depositor's Telephone Number: (804) 281-6000

                               ----------------

                              Heather Harker


     Vice President, Associate General Counsel and Assistant Secretary

                     GE Life and Annuity Assurance Company
                              6610 W. Broad Street
                            Richmond, Virginia 23230
                    (Name and address of Agent for Service)

                               ----------------



It is proposed that this filing will become effective (check appropriate box):


 [_] immediately upon filing pursuant to paragraph (b) of Rule 485


 [X] on May 1, 2002 pursuant to paragraph (b) of Rule 485


 [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


 [_] on (date) pursuant to paragraph (a)(1) of Rule 485




If appropriate, check the following box:


 [_]this post-effective amendment designates a new effective date for a previously filed post-effective amendment



Title of Securities Being Registered:
                                      Individual Flexible Premium Variable
                                      Deferred Annuity Contracts

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      GE Life & Annuity Separate Account 4
                   Prospectus For Scheduled Purchase Payment
                       Variable Deferred Annuity Contract

                                Issued by:

                     GE Life and Annuity Assurance Company
                             6610 West Broad Street
                            Richmond, Virginia 23230
                          Telephone: 1-(800)-352-9910

--------------------------------------------------------------------------------

This prospectus gives details about the contract that you should know before investing. Please read this prospectus carefully and keep it for future reference.

This prospectus describes a scheduled purchase payment variable deferred annuity contract (the "contract") for individuals or groups and certain qualified and non-qualified retirement plans. GE Life and Annuity Assurance Company (the "Company," "we," "us," or "our") issues the contract.

The contract offers you the payment of periodic annuity benefits and the accumulation of contract value. If you satisfy certain conditions, you will receive lifetime annuity payments of a guaranteed minimum amount and the potential to receive more than the guaranteed minimum amount.

The contract requires you to make monthly payments in predetermined amounts to be eligible to receive guaranteed minimum payments at the time you annuitize the contract. We must receive these payments by a set date ("due date") each month. If we receive your payment on the due date, we will allocate your payment to a subaccount that invests in shares of the Total Return Fund of GE Investment Funds, Inc. If we receive your payment before its due date, we will allocate it to our guarantee account, which is part of our general account, until the due date. On the due date, we will transfer that payment to the subaccount. If we receive your payment more than 30 days after its due date, we will require you to pay interest on that payment (in addition to a monthly billing fee) and make the payment within one year of its due date to retain your eligibility to receive guaranteed minimum payments.

We anticipate that you will make your monthly payments by submitting payments to us on a monthly basis. However, we will allow you to supplement or prepay some, or all, of your monthly payments by making a lump sum payment of at least a certain amount. If the lump sum amount is greater than six monthly payments, we will allocate that lump sum amount to a non-unitized separate account that we have established to hold the supplemental or prepayments you make. Amounts in the non-unitized separate account will earn a predetermined rate of interest. Depending upon your instructions and the amount of the lump sum payment received, we will use such lump sum payment to either lower the amount of some or all of your remaining monthly payments or to pay the entire amount of some or all of your remaining monthly payments. If you do not provide instructions when you make a lump sum payment, we will allocate that payment to our guarantee account until we receive your instructions.

Before your annuity payments begin, you may surrender or take withdrawals from your contract. Amounts you surrender or withdraw are subject to a surrender or access charge we assess; amounts you surrender or withdraw from the non-unitized separate account may also be subject to a market value adjustment. You must repay any amount you receive from the subaccount, plus interest, within one year of the withdrawal to retain your eligibility to receive guaranteed minimum payments.

The value of your contract before your annuity payments begin, and the amount of your annuity payments (if you lose your right to receive guaranteed minimum payments), will depend upon the investment performance of the Total Return Fund of GE Investments Funds, Inc. You bear the risk of investment loss.

You should not purchase this contract unless you believe you can make all required payments and you intend to take your annuity benefits in the form of monthly income payments.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor has the SEC determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.

Your investment in the contract:

  . is Not a deposit of a bank
  . is Not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency
  . is Not available in every state
  . is Not guaranteed by us unless you make all monthly Scheduled
    Installments in accordance with the Contract and you elect to receive Monthly Income Payments on the date you scheduled your annuity payments to begin.

A Statement of Additional Information, dated May 1, 2002, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus.


            For general information or to obtain free copies of the:

                   . Statement of Additional Information;

                   . annual report for the Variable Account;

                   . prospectus, annual report or semi-annual report for the
                     Total Return Fund of GE Investments Funds, Inc.; or


                   . any required forms,

                  call us at 1-800-352-9910; or

              write us at  GE Life and Annuity Assurance Company
                           6610 West Broad Street
                           Richmond, Virginia 23230

        The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:


                                  www.sec.gov

The date of this prospectus is May 1, 2002.

Table of Contents

Definitions.................................................................   4

Expense Table...............................................................   8

Annual Expenses -- Total Return Fund of GE Investments Funds, Inc. .........  10

Synopsis....................................................................  12

Condensed Financial Information.............................................  20

Investment Results..........................................................  21

Financial Statements........................................................  22

The Company.................................................................  23

The Variable Account........................................................  24

The Guarantee Account and the Immediate Installment Account.................  27

The Contract................................................................  30

Surrenders and Partial Withdrawals..........................................  45

Charges and Other Deductions................................................  48

The Death Benefit...........................................................  59

Benefits at Annuity Commencement Date.......................................  62

Guaranteed Minimum Income Payments..........................................  64

Optional Payment Plans......................................................  66

Federal Tax Matters.........................................................  68

Voting Rights...............................................................  77

Requesting Payments.........................................................  78

Sales of the Contract.......................................................  80

Additional Information......................................................  82

Appendix.................................................................... A-1

Definitions

The following defined terms are used throughout this prospectus:

Accumulation Period -- The period from the date your contract is issued until the date annuity payments begin.


Accumulation Unit -- An accounting unit of measure we use to calculate the value of the subaccount until the date annuity payments begin.


Adjustment Account -- An account that we establish for each contract to keep track of the cumulative amount, if any, by which the Calculated Level Monthly Benefits fall short of the Guaranteed Minimum Income Payments.


Annual Variable Annuity Benefit -- The Income Payment calculated annually by multiplying the number of Annuity Units for a contract by the Annuity Unit value as of the Annuity Commencement Date and each anniversary of the Annuity Commencement Date.


Annuitant/Joint Annuitant -- The person(s) named in the contract whose age and, where appropriate, gender, determine Monthly Income Payments. The Owner must also be named as the Annuitant unless the Owner is not a natural person. Two natural persons who are Joint Owners must also be Joint Annuitants.


Annuity Commencement Date -- The date annuity payments are scheduled to begin. This date is indicated on your contract's data pages. You cannot change the Annuity Commencement Date after the contract is issued.


Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent Annual Variable Annuity Benefit.

Annuity Year -- The twelve-month period beginning on the Annuity Commencement Date or any anniversary of that date thereafter.

Calculated Level Monthly Benefit -- One-twelfth of the Annual Variable Annuity Benefit plus level interest over a twelve-month period.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract. Your Contract Date is shown on your contract's data pages.


Contract Value -- The sum of your contract's Guarantee Account Value, Subaccount Value, and Immediate Installment Account Value.


Contract Year -- A one year period of time beginning on the date your contract is issued or a Contract anniversary.


Death Benefit -- The benefit payable under a contract upon the death of any Owner (or the Annuitant if the Owner is a non-natural person) before the Annuity Commencement Date.


Designated Beneficiary(ies) -- The person(s) designated by the Owner to receive the Death Benefit.

Flexible Purchase Payment -- A Purchase Payment that is not a Scheduled Purchase Payment.

General Account -- Assets of the Company that are not segregated in any of our separate accounts.

Guarantee Account -- An account established in our General Account to hold certain amounts under the contracts as described in this prospectus.


Guarantee Account Value -- Your Guarantee Account Value equals Purchase Payments allocated to the Guarantee Account plus interest credited on those payments, minus transfers and/or withdrawals made from the Guarantee Account (including premium tax and surrender charges).

Guaranteed Minimum Income Payment -- The minimum amount of each monthly annuity payment paid to you upon annuitization of the contract, provided all Scheduled Installments have been made to the Subaccount in accordance with the terms of the contract. The amount of each Guaranteed Minimum Income Payment is shown on your contract's data pages.


Home Office -- Our offices located at 6610 West Broad Street, Richmond, Virginia 23230.


Immediate Installments -- A monthly series of equal transfers from the Immediate Installment Account to the Subaccount.

Immediate Installment Account -- GE Life & Annuity Separate Account 6, a separate account of the Company to which your Flexible Purchase Payments are allocated.

Immediate Installment Account Value -- The present value of the future Immediate Installments to be made from the Immediate Installment Account. This amount includes any applicable Market Value Adjustment.

Income Payment -- One of a series of payments made under either the monthly income benefit or one of the Optional Payment Plans.

Market Value Adjustment -- A positive or negative adjustment included in the Contract Value when any amounts are surrendered or withdrawn (including Death Benefit payments) from the Immediate Installment Account.

Monthly Due Date -- The date each month on which Scheduled Installments and Scheduled Purchase Payments are due. This date is the same day in each month as your Contract Date. If the Monthly Due Date is the 29th, 30th or 31st of a Month, then for months without such dates, the last day of that month is the Monthly Due Date. In addition, if the Monthly Due Date falls on any date when the New York Stock

Exchange is closed, the amount of the Scheduled Installment, if received, will be invested in the Subaccount on the next Valuation Day.

Monthly Income Payment -- The Income Payments we make to the payee after the Annuity Commencement Date. The amount of a Monthly Income Payment remains constant throughout an Annuity Year, but may increase or decrease from Annuity Year to Annuity Year. However, the amount of the Monthly Income Payment is guaranteed to never be below the Guaranteed Miminum Income Payment, provided all contractual requirements are satisified.

Non-Qualified Contract -- A contract which is not issued in connection with a retirement plan which receives special tax treatment under the Code.


Owner -- The person or persons (in the case of Joint Owners) entitled to exercise all ownership rights stated in the contract. The Owners are shown on the contract's data pages. "You" or "your" refers to the Owner or Joint Owners.


Purchase Payment -- Any payment applied to the contract.


Qualified Contract -- A contract which qualifies for favorable tax treatment under the Code.


Scheduled Installment -- The amount required to be transferred or paid to the Subaccount on the Monthly Due Date in order to keep the Guaranteed Minimum Income Payment in effect.

Scheduled Purchase Payment -- The monthly Purchase Payment we require on the Monthly Due Date to ensure that the Scheduled Installment for that month is paid. This amount is shown on your contract's data pages.


Subaccount -- A subdivision of the Variable Account that invests exclusively in shares of the Total Return Fund of GE Investments Funds, Inc.

Subaccount Value -- The Subaccount Value is equal to:
  . the sum of all Scheduled Installments made to the Subaccount; plus . amounts adjusted for the reinvestment of dividends; plus or minus . net capital gains or losses (realized or unrealized); minus

  . any contract charges (including premium tax and surrender charges); plus or minus

  . withdrawals repaid to or taken from the Subaccount.

Surrender Value -- The value of the contract as of the date we receive your written request for surrender at our Home Office, less any applicable premium tax, surrender charge, access charge, plus or minus a Market Value Adjustment (assessed against assets in the Immediate Installment Account).

Valuation Day -- Each day the New York Stock Exchange is open for regular trading, except for days that the Total Return Fund of GE Investments Funds, Inc. does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Variable Account -- GE Life & Annuity Separate Account 4, a separate account we established to receive and invest the Scheduled Installments you make under this contract, in addition to amounts received from other variable annuity contracts we issue.

Expense Table

The following table describes the various costs and expenses that you will pay (either directly or indirectly) if you purchase this contract. The table reflects Variable Account expenses and expenses assessed against amounts you allocate to the Immediate Installment Account and Guarantee Account. For more complete descriptions of the various costs and expenses involved, see the "Charges and Other Deductions" provision later in this prospectus. Premium tax charges may also apply, although they are not reflected in the table.



Owner Transaction Expenses:
----------------------------------------------------------------------------------------------------------
Maximum Surrender Charge for the Variable Account and the Guarantee Account
 (as a percentage of Scheduled Installments):                                              9%
----------------------------------------------------------------------------------------------------------

                                                                                    Surrender Charge
                                                                                  (as a percentage of
                                                                                the lesser of Scheduled
               Contract Year                                                   Installments made to date,
            in which Surrender or                                               not previously withdrawn
         Partial Withdrawal is Made                                           and the amount withdrawn)/1/
----------------------------------------------------------------------------------------------------------
                     1                                                                     9%
                     2                                                                     8%
                     3                                                                     7%
                     4                                                                     6%
                     5                                                                     5%
                     6                                                                     4%
                     7                                                                     3%
                     8                                                                     2%
                9 and after                                                                1%
----------------------------------------------------------------------------------------------------------

/1/ Withdrawals repaid within 12 months are not considered withdrawals for purposes of the surrender charge calculation. A surrender charge will not be assessed if the Surrender Value is applied to Optional Payment Plan 1, Plan 2 (with a certain period of 10 or more years), or Plan 5.

Maximum Access Charge for the Immediate Installment Account (as a percentage
 of the Immediate Installment Account Value):                                              6%
----------------------------------------------------------------------------------------------------------
                                                                                     Access Charge
  Number of Years Remaining On Each Flexible                                      (as a percentage of
        Purchase Payment until the Date                                          Immediate Installment
 Established for Installment Transfers to End                                   Account value withdrawn)
----------------------------------------------------------------------------------------------------------
                 6 and more                                                                6%
             5 but less than 6                                                             5%
             4 but less than 5                                                             4%
             3 but less than 4                                                             3%
             2 but less than 3                                                             2%
             1 but less than 2                                                             1%
             0 but less than 1                                                             1%
----------------------------------------------------------------------------------------------------------
All surrenders and withdrawals from the Immediate Installment Account will be subject to a Market Value Adjustment as well as an Access Charge.
An access charge will not be assessed if the Surrender Value is applied to Optional Payment Plan 1, Plan 2 (with a certain period of 10 or more years), or Plan 5.

Annual Interest Rate Charged on Late Scheduled Installments                                6%
Annual Interest Rate Charged on Withdrawal Repayments                                      6%

Annual Expenses (effective annual rate of
 Variable Account charges as a percentage of
 the daily net assets of the Subaccount):
---------------------------------------------------------------
Mortality and Expense Risk Charge:                   1.35%
Administrative Expense Charge:                       0.15%
 Total Annual Expenses:                              1.50%

Other Expenses:/1/
---------------------------------------------------------------
Monthly Billing Fee:                                  $10
 We will not assess a billing charge if
  Scheduled Purchase Payments are paid by
  means of an electronic fund transfer.

Optional Rider Fees: (assessed monthly and
 shown as a range from minimum to maximum
 expenses)/2/
---------------------------------------------------------------
Unemployment Benefit (per $100 of waived
 Scheduled Purchase Payment)                    $3.00 per month
Minimum/Maximum Disability Benefit (per $100    $0.76/$8.11 per
 of waived Scheduled Purchase Payment)/3/            month
Maximum Joint Annuitant Life Benefit (per
 $100 of waived Scheduled Purchase              $0.98/$8.57 per
 Payment)/3/                                         month
---------------------------------------------------------------


 /1/ We take payment for fees listed in this section prior to applying the Purchase Payment to the Subaccount, Immediate Installment Account and/or Guarantee Account.


 /2/ Payments for the Optional Riders are due with the Scheduled Purchase
     Payments.


 /3/ The fees charged for the Optional Riders vary depending upon the age of the Annuitant, the Annuitant's gender and the amount and duration of Scheduled Installments.

Annual Expenses -- Total Return Fund of GE Investments Funds, Inc.

Annual expenses of the Total Return Fund of GE Investments Funds, Inc. for the year ended December 31, 2001 (as a percentage of its average net assets) were:


                                                       Total
                            Management  Other   12b-1  Annual
                              Fees     Expenses  Fee  Expenses
--------------------------------------------------------------
GE Investments Funds, Inc.
 Total Return Fund             0.49%     0.04%   N/A    0.53%
--------------------------------------------------------------


The Total Return Fund of GE Investments Funds, Inc. is not subject to any fee waivers or expense reimbursements.

The expenses shown above are deducted by the Total Return Fund of GE Investments Funds, Inc. before it provides us with the daily net asset value. We then deduct the applicable Variable Account charges from the net asset value in calculating the unit value of the corresponding Subaccount. The management fees and other expenses are more fully described in the prospectus for the Total Return Fund of GE Investments Funds, Inc. Information relating to the Total Return Fund of GE Investments Funds, Inc. was provided by the Fund and not independently verified by us.


We offer other variable annuity contracts funded by the Variable Account which also may invest in the Total Return Fund of GE Investments Funds, Inc. These contracts have different charges and offer different benefits that could affect their Subaccount's performance.


EXAMPLES

The following examples show the costs that would be incurred under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. The examples are based on the annual expenses of the Total Return Fund of GE Investments Funds, Inc. for the year ended December 31, 2001 (as shown above) and therefore do not show any Market Value Adjustment or Access Charge.


The Examples reflect what an Owner would pay assuming a single $1,000 Scheduled Purchase Payment received on the Monthly Due Date, assuming a 5% annual return on assets and the charges as listed below.


Example 1 reflects the surrender charges, the $10 Monthly Billing Fee, Variable Account Charges of 1.50% and a total maximum one-time charge of $19.68 per $100 of coverage for the Rider Options.

Examples 2 and 3 reflect the $10 Monthly Billing Fee, Variable Account Charges of 1.50% and a total maximum one-time charge of $19.68 per $100 of coverage for the Rider Options.

Deductions for premium taxes are not reflected, but may apply.


                                     * * *

Example 1


If you surrender your contract at the end of the applicable period:



Subaccount Investing In:    1 Year  3 Years 5 Years 10 Years
------------------------------------------------------------
GE Investments Funds, Inc.
 Total Return Fund          $317.50 $340.46 $366.11 $452.65
------------------------------------------------------------


Example 2


If you do not surrender your contract at the end of the applicable period:



Subaccount Investing In:    1 Year  3 Years 5 Years 10 Years
------------------------------------------------------------
GE Investments Funds, Inc.
 Total Return Fund          $227.50 $270.46 $316.11 $442.65
------------------------------------------------------------


Example 3


If you annuitize your contract at the end of the applicable time period:



Subaccount Investing In:    1 Year 3 Years 5 Years 10 Years
-----------------------------------------------------------
GE Investments Funds, Inc.
 Total Return Fund            *       *       *    $442.65
-----------------------------------------------------------


* This contract may not be annuitized prior to the 10th anniversary of the Contract Date.

Synopsis

How does this contract work? The contract permits you to make Purchase Payments during the Accumulation Period. During this period, we invest your Purchase Payments in the Subaccount, the Immediate Installment Account, or the Guarantee Account.


Purchase Payments received will be allocated as follows:

  (1) Any Scheduled Purchase Payment made on or after the Monthly Due Date for purposes of satisfying a Scheduled Installment will be allocated to the Subaccount.

  (2) Any Scheduled Purchase Payment made for purposes of satisfying a Scheduled Installment, but received prior to that installment's Monthly Due Date, will be allocated to the Guarantee Account until the Monthly Due Date. On the Monthly Due Date, that Purchase Payment will be transferred to the Subaccount.


  (3) Any Flexible Purchase Payment received that is greater than 6 times the amount of the Scheduled Purchase Payment and accompanied with complete transfer instructions will be allocated to the Immediate Installment Account. If no transfer instructions are received, the payment will be allocated to the Guarantee Account. Should the payment received exceed the amount required to make all remaining Scheduled Installments, the excess amount will be returned to the Owner within 30 days.

  (4) Any Flexible Purchase Payment received that is equal to or less than 6 times the amount of the Scheduled Purchase Payment will be allocated to the Guarantee Account.

On the Annuity Commencement Date, we apply your Contract Value to purchase a series of Income Payments (sometimes known as annuity payments). In turn, the Income Payments will be made to you each month. Each Monthly Income Payment during an Annuity Year is equal in amount. Because we base the Income Payments on Subaccount performance, the amount of the payments may change from Annuity Year to Annuity Year. However, the amount paid per month will not be less than the Guaranteed Minimum Income Payment, provided all contractual requirements have been satisfied for receipt of those guaranteed payments.

Investments in the Subaccount vary with the investment performance of the Total Return Fund for the GE Investments Funds, Inc. Over time, we transfer Purchase Payments invested in the Guarantee Account or the Immediate Installment Account, plus any interest earned, to the Subaccount.

Certain features described in this prospectus may vary from your contract. Please refer to your contract for those benefits that apply specifically to you.

What are the Guaranteed Minimum Income Payments? The contract offers you guaranteed periodic annuity benefits that can protect against the adverse results of poor Subaccount performance. If you make all Scheduled Installments on time and pay back the amount of any withdrawal received from the Subaccount with interest within one year of the withdrawal (but not later than the Annuity Commencement Date), then we guarantee that no matter how the Subaccount performs, each Monthly Income Payment you receive will never be less than the amount of the Guaranteed Minimum Income Payment.


Should you miss a Scheduled Installment, you may still meet the requirement for making Scheduled Installments by:


  (1) paying any missed Scheduled Installment(s) and any missed monthly billing fee(s), with interest, within one year of the due date of the missed Scheduled Installment (but not later than the Annuity Commencement Date); and


  (2) making no more than 24 Scheduled Installments over the life of the contract outside of the grace period (the grace period is 30 days after the date each Scheduled Installment is due).


You can only maintain your right to Guaranteed Minimum Income Payments by meeting the conditions listed above. If you fail to meet these conditions, you will lose your right to Guaranteed Minimum Income Payments.

What happens if the Right to Guaranteed Minimum Income Payments is lost? If you do not maintain the right to Guaranteed Minimum Income Payments by meeting the contractual requirements as outlined above, you:

  (1) remain subject to the Purchase Payment limitations under the contract (i.e., you may not make payments in excess of all your original Scheduled Installment amounts); and


  (2) will NOT have guaranteed minimum annuity payments when you annuitize the contract.

What are Scheduled Installments? When we issue the contract, we will establish a schedule of monthly payments to the Subaccount (called Scheduled Installments) during the Accumulation Period. Once established, the amount and frequency of Scheduled Installments cannot be changed. In addition, once the contract is issued, your Annuity Commencement Date may not be changed.


When you apply for a contract, you provide us with:


  . the length of the Accumulation Period you desire. The Accumulation Period must be at least 10 years and cannot be changed after we issue your contract;


  . the minimum number of years (between 10 and 50, in five year increments) for which you would like income payments to be made; and

  . one of the following items of information:

  -- the amount of the Guaranteed Minimum Income Payment you want; or

  -- how much you want to pay per month and/or in a lump sum.

We use this information to establish your Scheduled Installments.

How do I pay the Scheduled Installments? You may pay Scheduled Installments by making:

  .  Scheduled Purchase Payments;

  .  Flexible Purchase Payments; or

  .  a combination thereof.

See the "Purchase Payments" provision in this prospectus.

By paying the Scheduled Purchase Payments on time, you ensure that the Scheduled Installments are met and your right to Guaranteed Minimum Income Payments is not lost.


You should not purchase the contract described in this prospectus if you believe that you CANNOT afford to make all of the Scheduled Installments.


May I pay my Scheduled Purchase Payments automatically? You may use electronic fund transfers to make your monthly Scheduled Purchase Payments. If you do not use electronic fund transfers for your Scheduled Purchase Payments, we will charge you a $10 per month billing charge. See "The Contract" provision in this prospectus.

How do Flexible Purchase Payments work? Although we designed the contract as a scheduled purchase payment contract, you may make Flexible Purchase Payments subject to certain conditions. The amount of each Flexible Purchase Payment must be greater than 6 Scheduled Purchase Payments and be accompanied with sufficient transfer instructions in order for us to allocate the Flexible Purchase Payment to the Immediate Installment Account. We will allocate the Flexible Purchase Payment to the Guarantee Account if we do not receive transfer instructions or we receive insufficient transfer instructions from the Owner. Any Flexible Purchase Payment received that is less than or equal to 6 times the Scheduled Purchase Payments will be automatically allocated to the Guarantee Account.


Amounts invested in the Immediate Installment Account earn interest at rates we declare and guarantee at the time of purchase. Although the Immediate Installment Account is a separate account, we assume the risk of investment gain or loss on the Immediate Installment Account's assets. We transfer certain amounts (called Immediate Installments) from the Immediate Installment Account to the Subaccount on a monthly basis to make your Scheduled Installment or supplement your Scheduled Purchase Payments. The amount transferred from the Immediate Installment Account to the Subaccount will never exceed the amount of your Scheduled Installment minus the amount of your Scheduled Purchase Payment. Whether a transfer from the Immediate Installment Account makes your Scheduled Installment or supplements your Scheduled Purchase Payment is dependent upon the amount in the Immediate Installment Account and transfer instructions at the time the Flexible Purchase Payment is received. We determine the amount of the Immediate Installment we transfer each month to the Subaccount on the date the Flexible Purchase Payment is received accompanied with complete transfer instructions. This amount depends on:

  .  the amount of your Flexible Purchase Payment;

  .  the rate of interest that we credit to the Flexible Purchase Payment; and

  .  the number of installments you choose.

Transfer instructions must include direction as to:

  (1) whether the Flexible Purchase Payment is to be used to fully pay some or all of your Scheduled Installments; or

  (2) whether the Flexible Purchase Payment is to be used to lower the amount of some or all of your Scheduled Purchase Payments.

We will return to you any amount in excess of what is needed to make all Scheduled Installments. The excess amount will be returned to you within 30 days of our receipt.

Is the contract available to Qualified Plans? We designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code ("Qualified Contracts"). This contract is also available in connection with retirement plans that do not qualify for such favorable treatment under the Code. Such contracts are referred to throughout this prospectus as "Non-Qualified Contracts."


What Surrender and Access Charges are associated with the contract? If you surrender your contract or take partial withdrawals before your Annuity Commencement Date, we may assess a surrender and/or access charge. ("Partial withdrawals" may be referred to as "distributions" in the marketing materials for this product.)


.. For amounts withdrawn or surrendered from the Subaccount and/or the Guarantee
  Account, we will assess a surrender charge. We will determine this charge by assuming that the amount being withdrawn on the date of the partial withdrawal or surrender comes entirely from Scheduled Installments made to date and not previously withdrawn (withdrawals repaid within 12 months are not considered withdrawals for purposes of the surrender charge calculation). Depending upon the Contract Year of your surrender or partial withdrawal, the surrender charge will be anywhere from 9% to 1% of the lesser of:


    (1) Scheduled Installments made to date and not previously withdrawn (withdrawals repaid within 12 months are not considered withdrawals for purposes of the surrender charge calculation); and

    (2)  the amount withdrawn.


.. For amounts withdrawn or surrendered from the Immediate Installment Account, we will assess an access charge. This charge will be anywhere from 6% to 1% of the Immediate Installment Account Value withdrawn depending on the duration of the remaining Immediate Installments. In addition, we will apply a Market Value Adjustment to determine the Immediate Installment Account Value and the amount available for a partial withdrawal or surrender from the Immediate Installment Account.

We may waive surrender and/or access charges if you apply your Contract Value upon surrender to certain Optional Payment Plans. See the "Charges and Other Deductions" provision in this prospectus.


Are there any other charges? We assess a daily charge, equal to an effective annual rate of 1.50%, against the average daily net assets of the Subaccount. This charge consists of a 0.15% administrative expense charge and a 1.35% mortality and expense risk charge.

A $10 monthly billing fee will be assessed with all direct billed Scheduled Purchase Payments.

We will deduct any state assessed premium taxes either:

  .  at the time your contract incurs such taxes;


  .  at surrender or distribution of the contract; or


  .  at any other time we choose.


Premium taxes may be taken from Purchase Payments or from proceeds at surrender, withdrawal, Annuity Commencement, or death, as applicable. See the "Charges and Other Deductions" provision in this prospectus.


The Total Return Fund of GE Investments Funds, Inc. also has certain expenses. These include management fees and other expenses associated with its daily operations. See the provision entitled "Annual Expenses -- Total Return Fund of GE Investments Funds, Inc." in this prospectus. In addition, these expenses are more fully described in the prospectus for the Total Return Fund of GE Investments Funds, Inc.


There are various charges assessed for rider options. The range of charges for each Rider Option is listed in the "Expense Table" of this prospectus. For additional information, see the "Optional Riders" provision in the section entitled "The Contract" in this prospectus.


For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision in this prospectus.


We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sales of the Contract" provision in this prospectus.


How do you calculate my Monthly Income Payments? We will pay you a monthly income for life with a guaranteed minimum period beginning on the Annuity Commencement Date, provided the Annuitant is still living. The amount of your Income Payments depends on:

  .  your Contract Value;

  .  whether you are receiving or have received Guaranteed Minimum Income
     Payments;

  .  the age and gender of the Annuitant(s); and

  .  the specific payment plan you choose.

See the "Benefits at Annuity Commencement Date" provision in this prospectus.

What happens if an Owner dies before the Annuity Commencement Date? If any Owner dies before the Annuity Commencement Date while the contract is in force, the Joint Owner or Designated Beneficiary becomes the sole Owner of the contract. Certain distribution rules imposed by Federal tax law also will apply. We may pay a Death Benefit to the Designated Beneficiary. See "The Death Benefit" provision in this prospectus.

May I surrender the contract or take a partial withdrawal? You may surrender the contract for its Surrender Value at any time before the Annuity Commencement Date. In addition, you may take partial withdrawals of at least $100 from Contract Value. If you surrender the contract or take a partial withdrawal, we may assess a surrender and/or access charge. Partial withdrawals will be made first from the Guarantee Account, then the Immediate Installment Account, and finally, the Subaccount, unless you request otherwise. In addition, you may be subject to income tax, and a 10% penalty tax if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal. A surrender or a partial withdrawal may also be subject to income tax withholding. See the "Federal Tax Matters" provision in this prospectus.


Unless you repay the amount of each withdrawal from the Subaccount, including any missed monthly billing fees, and any interest on the amount received (at an effective annual rate of 6%), within one year of the partial withdrawal, you will lose your right to receive your Guaranteed Minimum Income Payments. (Interest will be assessed from the date of the withdrawal to the date we receive full repayment.)

If you repay the amount of each withdrawal received from the Subaccount within 12 months of the withdrawal, we will reimburse the Subaccount in the amount of the surrender charge we assessed when you made the withdrawal. The reimbursed amount will come from the assets of our General Account. Such amounts will be allocated to the Subaccount on the same date your repayment of the withdrawal is received. Because of this reimbursement, all subsequent amounts distributed from the Subaccount will be subject to a surrender charge.


 For example:

 Assume you have made Scheduled Installments of $18,000 during the first Contract Year and your Contract Value is $20,000 (all of which is allocated to the Subaccount) and you then request to make a partial withdrawal of $10,000 on May 1, 2003.


 You will receive $9,100 assuming no premium taxes or income taxes are withheld. A surrender charge of $900 ($10,000 x 9%) will be withheld by us. To reinstate your Guaranteed Minimum Income Payment, you must pay to us $9,100 plus interest at a rate of 6% before May 1, 2004 (in addition to paying your regularly Scheduled Installments).


 On August 1, 2003 you repay $5,000 plus interest of the $9,100 received in May. We will then allocate to the Subaccount your $5,000 plus
 $494.51 ($900 x $5,000/$9100). Then on December
 1, 2003 you repay the remaining $4,100 plus interest of the $9,100 received in May. We will then allocate to the Subaccount your $4,100 plus
 $405.49 ($900 x $4100/$9100).

Partial withdrawals from the Immediate Installment Account or Guarantee Account do not have to be repaid to receive your Guaranteed Minimum Income Payment, but you may have to increase the amount of your Scheduled Purchase Payments since amounts withdrawn from those accounts will not be used to make Scheduled Installments.

In addition, a partial withdrawal may reduce your Death Benefit. See "The Death Benefit" provision in this prospectus.

For more information on surrenders and withdrawals, see the "Surrenders and Partial Withdrawals" provision in this prospectus.

Do I have a refund or return privilege? Yes. You have the right to return the contract to us at our Home Office within a certain number of days (usually 15 days from the date you receive the contract, but some states require different periods) and we will cancel the contract.


If you exercise this right, we will cancel the contract as of the day we receive your contract with your written request to cancel. Upon receipt of such information, we will send you a refund equal to your Contract Value plus any deductions we have made from your Purchase Payments before their allocation to the Variable Account or Immediate Installment Account. Alternatively, if required by the law of your state, we will refund your Purchase Payments (less any withdrawals previously taken). See the "Additional Information -- Return Privilege" provision in this prospectus.


Are there optional benefits available under the contract? Optional benefits are available by purchasing one or more of the following riders with the contract. (Not all of the rider options listed below may be available in all states.) The riders are:


  . Disability Benefit

  . Unemployment Benefit

  . Joint Annuitant Life Benefit

See "The Contract" provision later in this prospectus for additional information.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of Variable Account Charges and the changes in the per share value of the Total Return Fund of GE Investments Funds, Inc. There were no Accumulation Unit values outstanding for the contract for the period ended December 31, 2001.

Investment Results

At times, the Variable Account may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher. Total returns assume an initial investment of $1,000 and include the reinvestment of all dividends and capital gains of the Total Return Fund of GE Investments Funds, Inc., its charges and expenses, the contract's mortality and expense risk charge and administrative expense charge. Standardized total returns also reflect surrender charges, a maximum one month charge for the Optional Riders and the $10 monthly billing fee. Non-standardized returns do not reflect surrender charges, charges for the Optional Riders or the $10 monthly billing fee. Premium taxes are not reflected in any of the calculations, but may apply. See the "Appendix" in this prospectus and the Statement of Additional Information for further information.

Financial Statements

The consolidated financial statements for the Company are set forth herein. The financial statements of the Variable Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call 1-800-352-9910 or write the Company at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

The Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance and annuity contracts. We do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. Before January 1, 1999, our name was The Life Insurance Company of Virginia.

Capital Brokerage Corporation serves as principal underwriter for the Contracts and is a broker/dealer registered with the U.S. Securities and Exchange Commission. GNA Corporation directly owns the stock of Capital Brokerage Corporation. GNA Corporation, Capital Brokerage Corporation, GE Financial Assurance Holdings, Inc. and GE Investments Funds, Inc. are affiliates of the Company.


We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

For more information about us, see the provision entitled "GE Life and Annuity Assurance Company" in this prospectus.

The Variable Account

We established the Variable Account as a separate investment account on August 19, 1987. The Variable Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Variable Account to support the Contract as well as for other purposes permitted by law.

Currently, only one Subaccount of the Variable Account is available under the Contract. The Subaccount invests exclusively in shares of the Total Return Fund of GE Investments Funds, Inc.

The assets of the Variable Account belong to us. Nonetheless, we do not charge the assets in the Variable Account with liabilities arising out of any other business which we may conduct. The assets of the Variable Account shall, however, be available to cover the liabilities of our General Account to the extent that the assets of the Variable Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Variable Account are credited to or charged against the Variable Account without regard to the income, gains, or losses arising out of any other business we may conduct.


We registered the Variable Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Variable Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Variable Account by the SEC. You assume the full investment risk for all amounts you allocate to the Variable Account.

THE SUBACCOUNT AND THE TOTAL RETURN FUND OF GE INVESTMENTS FUNDS, INC.

There is a Subaccount of the Variable Account which corresponds to the Total Return Fund of GE Investments Funds, Inc. offered in the contract. The Total Return Fund of GE Investments Funds, Inc. is registered with the SEC as an open-end management investment company under the 1940 Act.


Before investing in the contract, carefully read the prospectus for the Total Return Fund of GE Investments Funds, Inc., along with this prospectus. We summarize the investment objective of the Total Return Fund of GE Investments, Inc. below. There is no assurance that the Total Return Fund of GE Investments Funds, Inc. will meet this objective. We do not guarantee any minimum value for the amounts allocated to the Variable Account. You bear the investment risk of investing in the Total Return Fund of GE Investments Funds, Inc.


The investment objective and adviser to the Total Return Fund of GE Investments Funds, Inc. is as follows.

Investment Objective                                     Adviser
-----------------------------------------------------------------------------
Seeks to provide the highest total return,   GE Asset Management Incorporated
composed of current income and capital
appreciation, as is consistent with prudent
investment risk by following an asset
allocation strategy that provides
diversification across a range of asset
classes and contemplates shifts among them
from time to time.
-----------------------------------------------------------------------------


We will purchase shares of the Total Return Fund of GE Investments Funds, Inc. at net asset value and direct them to the Subaccount. We will redeem sufficient shares of the Total Return Fund of GE Investments Funds, Inc. at net asset value to pay Death Benefits, surrender proceeds, and withdrawals, to make Income Payments, or for other purposes described in the Contract. We automatically reinvest all dividend and capital gain distributions of the Total Return Fund of GE Investments Funds, Inc. in shares of the Total Return Fund of GE Investments Funds, Inc. at its net asset value on the date of distribution. In other words, we do not pay dividends or capital gains of the Total Return Fund of GE Investments Funds, Inc. to Owners as additional units, but instead reflect them in unit values.


Shares of the Total Return Fund of GE Investments Funds, Inc. are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies that issue variable annuity and variable life insurance contracts. In addition, they may be sold to retirement plans.


When the Total Return Fund of GE Investments Funds, Inc. sells its shares both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When the Total Return Fund of GE Investments Funds, Inc. sells its shares to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

The Total Return Fund of GE Investments Funds, Inc. may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in the Total Return Fund of GE Investments Funds, Inc. could conflict. The Board of Directors of the Total Return Fund of GE Investments Funds, Inc. will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectus for the Total Return Fund of GE Investments Funds, Inc. for additional information.

CHANGES TO THE VARIABLE ACCOUNT AND THE SUBACCOUNT

We reserve the right, within the law, to make additions, deletions and substitutions for the Total Return Fund of GE Investments Funds, Inc. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of the Total Return Fund of GE Investments Funds, Inc. should no longer be available, or if investment in the Total Return Fund of GE Investments Funds, Inc. shares should become inappropriate, in the judgment of our management, for the purposes of the contract. The new portfolio may have higher fees and charges than the one it replaced, and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the current investment option, however, we reserve our right to do so should the current investment option become inappropriate to maintain the guarantees under the contract. We will only substitute the current investment with an equity based investment option should we exercise our right to substitute the current investment option in the future. No substitution or deletion will be made to the contract without prior notice to you and before approval of the SEC in accordance with the 1940 Act.


We also reserve the right to establish additional subaccounts, each of which would invest in a separate portfolio of GE Investments Funds, Inc., or in shares of another investment company, with a specified investment objective. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before approval of the SEC. Not all subaccounts may be available to all classes of contracts.


If permitted by law, we may deregister the Variable Account under the 1940 Act in the event such registration is no longer required; manage the Variable Account under the direction of a committee; or combine the Variable Account with other separate accounts of the Company. Further, to the extent permitted by applicable law, we may transfer the assets of the Variable Account to another separate account.

The Guarantee Account and The Immediate Installment Account


THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to our separate accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets in the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures, or lack thereof, relating to the interests in the Guarantee Account and the General Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.


We allocate Scheduled Purchase Payments received in advance of the Monthly Due Date to the Guarantee Account. We then will transfer the required amount to fund the Scheduled Installment to the Subaccount as of the Monthly Due Date.

We also allocate Flexible Purchase Payments that we receive with insufficient transfer instructions to the Guarantee Account. Insufficient transfer instructions include when you do not tell us whether you want your Flexible Purchase Payment to:


  (i) lower the amount of the Scheduled Purchase Payment you must make each month; or


  (ii) completely prepay a certain number or all of your remaining Scheduled Installments.


The Flexible Purchase Payment will remain in the Guarantee Account and earn interest until we receive your instructions concerning the method of transfer. Once we have these instructions, we will establish a schedule of Immediate Installments and transfer your Flexible Purchase Payment from the Guarantee Account to the Immediate Installment Account. See "The Contract" provision in this prospectus.

We credit amounts in the Guarantee Account with interest daily at an effective annual interest rate of 3%. Amounts in the Guarantee Account do not reflect the investment performance of our General Account, or any portion thereof.

THE IMMEDIATE INSTALLMENT ACCOUNT

Due to certain exclusionary provisions of the federal securities laws, we have not registered the Immediate Installment Account as an investment company under the 1940 Act. Accordingly, the Immediate Installment Account is not generally subject to regulation under the 1940 Act. However, we have registered interests in the Immediate Installment Account under the 1933 Act, and disclosures relating to the interests in the Immediate Installment Account are subject to the provisions of that Act.

The Immediate Installment Account is a non-unitized separate account that we have established for the payment of future Immediate Installments. Provided we have sufficient direction from you to do so, we commit to make all future Immediate Installments at the time we accept your Flexible Purchase Payment and place that Flexible Purchase Payment into the Immediate Installment Account. The assets of the Immediate Installment Account equal, at the least, the reserves and other contract liabilities supported by the Immediate Installment Account. Like the Variable Account, but unlike the Guarantee Account, we do not charge the assets in the Immediate Installment Account with liabilities arising out of any other business which we may conduct. The assets of the Immediate Installment Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Immediate Installment Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Immediate Installment Account are credited to or charged against the Immediate Installment Account without regard to the income, gains, or losses arising out of any other business we may conduct.


For each Flexible Purchase Payment, we calculate a level monthly interest rate. The level monthly interest rate is the single rate at which the present value of the Immediate Installments generated equals the Flexible Purchase Payment less any premium tax. The level monthly interest rate will be different for each Flexible Purchase Payment made.

We have no specific formula for determining the level monthly interest rate. Our determination may be influenced by, but not necessarily correspond to, interest rates available on fixed income investments that we may acquire with the amounts we receive as Flexible Purchase Payments under the contract. We will invest these amounts primarily in investment-grade fixed income securities including:


  . securities issued by the U.S. Government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. Government;

  . debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by Moody's Investor Services, Inc., Standard & Poor's Corporation, or any other nationally recognized rating service;

  . mortgage-backed securities collateralized by real estate mortgage loans, or securities collateralized by other assets, that are insured or guaranteed by the Federal Home Loan Mortgage Association, the Federal National Mortgage

    Association, or the Government National Mortgage Association, or that have an investment grade at the time of purchase within the four highest grades described above;

  . other debt instruments, commercial paper, cash or cash equivalents.

You will have no direct or indirect interest in these investments, and you do not share in the investment performance of the assets of the Immediate Installment Account. We also will consider other factors in determining the interest we credit on amounts allocated to the Immediate Installment Account including regulatory and tax requirements, sales commissions, administrative expenses borne by us, general economic trends and competitive factors. Our management will make the final determination on the interest we credit. We cannot predict or guarantee the level of future interest rates, however once an interest rate has been declared and your payment is invested in the Immediate Installment Account, that interest rate is guaranteed until the entire amount of that Flexible Purchase Payment has been transferred to the Subaccount through Immediate Installments. You may call us at any time to obtain the current rate of interest applied to Flexible Purchase Payments allocated to the Immediate Installment Account. The rate of interest a Flexible Purchase Payment receives will be disclosed on your confirmation.

A market value adjustment can increase or decrease the amounts surrendered from the Immediate Installment Account depending on current interest rate fluctuations. A Market Value Adjustment is not taken for amounts transferred from the Immediate Installment Account to the subaccount for purposes of making a Scheduled Installment. When current interest rates are higher than the interest rate declared for your Flexible Purchase Payment(s), a market value adjustment would reduce the value of the amount distributed. When current interest rates are lower than the interest rate declared for your Flexible Purchase Payment(s), a Market Value Adjustment would increase the value of the amount distributed. Consequently, the Immediate Installment Account Value will vary based on changes in interest rates since the date of your Flexible Purchase Payment, transfers of Immediate Installments and any partial withdrawals from the Immediate Installment Account. (See the "Charges and Other Deductions" provision in this prospectus.) We do not guarantee the Immediate Installment Account Value.

The Contract

The contract is an individual or group scheduled purchase payment variable deferred annuity contract. We describe your rights and benefits below and in the contract. Your contract may differ in certain respects from the description in this prospectus due to variations in state insurance law requirements. Your contract reflects exactly what applies to you.


PURCHASING A CONTRACT

You may purchase a contract through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the "Sales of the Contract" provision in this prospectus.


If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial Purchase Payment, which can be either a Scheduled Purchase Payment, a Flexible Purchase Payment or both, no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial Purchase Payment for no more than five business days. If the application cannot be completed within those five days, we will inform you of the reasons, and will return your initial Purchase Payment immediately (unless you specifically authorize us to keep the Purchase Payment until the application is complete). Once you complete your application, we must apply the initial Purchase Payment within two business days. Scheduled Purchase Payments will be applied to the Subaccount. Flexible Purchase Payments received with the application will be applied to the Immediate Installment Account or Guarantee Account (see the "Purchase Payment" provision in this prospectus). The date we apply the initial Purchase Payment becomes the Contract Date. We will apply any additional Purchase Payments received after the Contract Date on the Valuation Day on which they are received.


To apply for a contract, the person(s) designated as the Annuitant(s) must be younger than age 71. We may sell the Contract for use with certain qualified retirement plans. If you are purchasing the contract for use with such a plan, you must be eligible to participate in the plan. Please be aware that if you are purchasing the contract for use with a qualified retirement plan, the contract includes features such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. Please consult a tax adviser to determine whether this contract is an appropriate investment for you.


Purchasing the Contract through a Tax-Free "Section 1035" Exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make Scheduled or Flexible Purchase Payments. Before making an exchange to acquire this contract, you should carefully compare this product to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract, and this contract has its own surrender charges which would apply to you. The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for
Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this Contract generally will earn a commission.


OWNERSHIP

As Owner(s), you have all the rights under the contract, subject to the rights of any irrevocable beneficiary. Ownership rights may be restricted by court orders, child support or tax collection actions or other legal proceedings.


Two persons may apply for a contract as Joint Owners. Joint Owners have equal undivided interests in their contract. This means that each may exercise any ownership rights on behalf of the other except for ownership changes. Joint Owners also have the right of survivorship. This means if a Joint Owner dies, his or her interest in the contract passes to the surviving Owner. You must have our approval to add a Joint Owner after we issue the contract. We may require additional information, such as a copy of your marriage certificate, if Joint Ownership is requested after the Contract Date. During the Annuitant(s)'s life, you can change any non-natural Owner to another non-natural Owner.


Except for non-natural Owners, an Owner must be an Annuitant. Therefore, if two natural persons are Joint Owners, they must be Joint Annuitants as well. You cannot change the Annuitant(s) without our consent. If any Owner is not a natural person, a second (Joint) Annuitant cannot be added nor can a Joint Annuitant be removed.

ASSIGNMENT

An Owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract. An Assignment must occur before the Annuity Commencement Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.


Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.


We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded.

Assignments will not be recorded until our Home Office receives sufficient direction from the Owner and the assignee regarding the proper allocation of contract rights.


Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% loss of the amount included in gross income.


Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.


GUARANTEED MINIMUM INCOME PAYMENTS

The contract offers you guaranteed periodic annuity benefits that can protect your investment against the adverse results of poor Subaccount performance. If you make all Scheduled Installments on time and pay back the amount of any withdrawal received from the Subaccount with interest within one year of the withdrawal (but not later than the Annuity Commencement Date), then we guarantee that no matter how the Subaccount performs, each Monthly Income Payment you receive will never be less than the amount of the Guaranteed Minimum Income Payment.


Should you miss a Scheduled Installment, you may still meet the requirement for making Scheduled Installments:

  (1) if you pay any missed Scheduled Installment(s) and any missed monthly billing fee(s), with interest, within one year of the due date of the missed Scheduled Installment (but not later than the Annuity Commencement Date); and

  (2) make no more than 24 Scheduled Installments over the life of the contract outside of the grace period (within 30 days after the date each Scheduled Installment is due).


You can only maintain your right to Guaranteed Minimum Income Payments by meeting the conditions listed above. If you fail to meet these conditions, you will lose your right to Guaranteed Minimum Income Payments.

PURCHASE PAYMENTS

General. Purchase Payments can be Scheduled Purchase Payments or Flexible Purchase Payments. How we allocate these payments depends on your instructions, when we receive the payment and the amount of the payment received.


Purchase Payments received will be allocated as follows:

  (1) Any Scheduled Purchase Payment made on or after the Monthly Due Date for purposes of satisfying a Scheduled Installment will be allocated to the Subaccount;

  (2) Any Scheduled Purchase Payment made for purposes of satisfying a Scheduled Installment, but received prior to that installment's Monthly Due Date will be allocated to the Guarantee Account until the Monthly Due Date. On the Monthly Due Date, that Purchase Payment will be transferred to the Subaccount;


  (3) Any Flexible Purchase Payment received that is greater than 6 times the amount of the Scheduled Purchase Payment and accompanied with complete transfer instructions will be allocated to the Immediate Installment Account. If no transfer instructions are received, the payment will be allocated to the Guarantee Account. Should the payment received exceed the amount required to make all remaining Scheduled Installments, the excess amount will be returned to the Owner within 30 days;

  (4) Any Flexible Purchase Payment received that is equal to or less than 6 times the amount of the Scheduled Installment will be allocated to the Guarantee Account.

If we receive a Flexible Purchase Payment that is in an amount greater than 6 times the amount of the Scheduled Purchase Payment with complete instructions as to how you want the payment transferred to the Subaccount, we will invest your Flexible Purchase Payment in the Immediate Installment Account. Otherwise, we will invest your Flexible Purchase Payment in the Guarantee Account. Once we receive sufficient transfer instructions, as outlined below, we will transfer your Flexible Purchase Payment from the Guarantee Account to the Immediate Installment Account.

Transfer instructions must include direction as to:

  (1) whether the Flexible Purchase Payment is to be used to fully pay some or all of your Scheduled Installments; or

  (2) whether the Flexible Purchase Payment is to be used to lower the amount of some or all of your Scheduled Purchase Payments.

Flexible Purchase Payments received that are equal to or less than 6 times the amount of the Scheduled Purchase Payment will be invested in the Guarantee Account and cannot be transferred to the Immediate Installment Account. Assets in the Guarantee Account, however, can be used to make Scheduled Installments.

Transfers or payments to the Subaccount cannot be greater than the Scheduled Installment amount. The Scheduled Installment can be made by:

  (1)  Scheduled Purchase Payment;

  (2)  Immediate Installment from the Immediate Installment Account;

  (3)  transfer from the Guarantee Account; or

  (4)  a combination of any of the above.

The total Purchase Payments for all contracts issued to any one Owner cannot exceed $2,000,000 without prior Home Office approval.


Establishing the Schedule of Installments. We determine your right to receive the Guaranteed Minimum Income Payment in part by the timely payment of the Scheduled Installments. Scheduled Installments are the monthly investments that you must make to the Subaccount during the Accumulation Period of your contract. You may make Scheduled Installments through a combination of Scheduled Purchase Payments and Flexible Purchase Payments.


We establish the amount and number of your Scheduled Installments when we issue your contract. Once established, the number and amount of the Monthly Scheduled Installments cannot be changed. The amount and number of Monthly Scheduled Installments depends in part on the amount of Guaranteed Minimum Income Payments and the Annuity Commencement Date you request at the time of application.


Guaranteed Minimum Income Payments and Amount of Scheduled Installments. The Guaranteed Minimum Income Payment is the minimum Monthly Income Payment we promise to pay beginning on the Annuity Commencement Date and continuing for the lifetime of the Annuitant(s) (or, if such Annuitant(s) dies before the end of a certain stated number of years, for that number of years) provided you have met the conditions necessary to receive the payments.


In the event that a single Owner marries after we issue the contract, upon our approval, he or she may add their spouse as a Joint Owner Joint Annuitant before the Annuity Commencement Date. If we approve the change, the amount and duration of your Scheduled Installments will not change, however, we will reduce the amount of your Guaranteed Minimum Income Payments because we expect to make such payments for a longer period of time (i.e., until the death of the last surviving spouse). The Guaranteed Minimum Income Payments will be reduced as if the spousal Joint Owner was added to the Contract on the Contract Date.

When you apply for a Contract, your application must provide us with:

 . the age (and for Non-Qualified Contracts, the gender) of the Annuitant(s);

 . the Accumulation Period (the Accumulation Period must be at least 10 years and cannot be changed after we issue your contract);


 . the certain period you want; or

 . one of the following items of information:

   -- the amount of the Guaranteed Minimum Income Payment you want; or


   -- how much you want to pay in Scheduled Purchase Payments and/or Flexible
      Purchase Payments.

With either item of information, we can determine the other item.

When we compute the amount of your Guaranteed Minimum Income Payments that your Scheduled Installments purchase, we consider a number of factors, including:

  . expected mortality;

  . persistency;

  . length of Accumulation Period;

  . length of certain period;

  . expected investment performance; and

  . length of maintenance, acquisition and distribution expenses.

These factors may vary from one Owner and/or one market to another. Of the factors listed, the ones most likely to vary by market are: expected mortality, expected persistency, as well as acquisition and distribution expenses.

Mortality is dependent on many things, including age, gender, occupation, smoking status, socio-economic status, marital status, place of residence, etc. Age and gender are expressly reflected in the calculation of the Guaranteed Minimum Income Payment.

Persistency is also (or can be) impacted by age, occupation, socio-economic status, marital status, whether a Flexible Purchase Payment has been made, etc. Persistency is not directly used in the calculation of the Guaranteed Minimum Income Payment but is an important consideration in the pricing process that determines the level of Guaranteed Minimum Income Payment we can offer.

Acquisition and distribution expenses vary by the market in which the contract is sold, e.g. a group sale generally has lower distribution costs per dollar of Purchase Payment than an equivalent number of individual sales. Distribution expenses are not directly reflected in the calculation of the Guaranteed Minimum Income Payment but are an important consideration in the pricing process.


We will not necessarily reflect any or all of these factors in determining the Guaranteed Minimum Income Payment formula for a given market. We reserve the right to recognize the impact of these differences should we sell into markets that are homogeneous with respect to one or more of the factors.

See the "Guaranteed Minimum Income Payments" provision in this prospectus.

Making Scheduled Installments. You must make Scheduled Installments on the Monthly Due Date. The minimum monthly Scheduled Installment is $100. You may make Scheduled Installments to the Subaccount in one of the following ways:

  (1)  by a transfer of money from the Guarantee Account;

  (2)  by a transfer of money from the Immediate Installment Account;

  (3)  by making Scheduled Purchase Payments when due; or

  (4)  by any combination of the above.


The amount of your Scheduled Purchase Payments will vary based on whether an Immediate Installment is being transferred to the Subaccount. For any month, an Immediate Installment will decrease or eliminate the amount of a Scheduled Purchase Payment that would have been required had there not been an Immediate Installment.

We deposit a Scheduled Purchase Payment received before its Monthly Due Date in the Guarantee Account. We will transfer that early payment from the Guarantee Account to the Subaccount on the Monthly Due Date. In the event that we do not receive your Scheduled Purchase Payment on or before its Monthly Due Date, we will use any Guarantee Account Value to make up the missed Scheduled Purchase Payment. If the Guarantee Account Value is insufficient for this purpose, then that Scheduled Installment is in default.

Grace Period. The contract permits a 30-day grace period for the payment of each Scheduled Installment. This grace period begins the day after the Monthly Due Date for the Scheduled Installment. If the Scheduled Installment remains in default past the end of the grace period an interest rate at an effective annual rate of 6% will be applied to all outstanding amounts. If the Scheduled Installment(s) remains in default past 12 months from the original due date, you will lose the right to Guaranteed Minimum Income Payments.


Reinstatement. We will notify you of any delinquent payments on subsequent billing notices. In addition, if more than 9 months have passed from the date of the missed Scheduled Installment, we will send you notices once per month, up to the 12th month, that you are in danger of forfeiting your right to the Guaranteed Minimum Income Payments. You may reinstate your right to the Guaranteed Minimum Income Payment by paying the missed Scheduled Installment(s), or the missing portion thereof, within the earlier of:

  (1)  one year of its Monthly Due Date; or

  (2)  the Annuity Commencement Date.

You also must pay us any monthly billing fee associated with the defaulted Scheduled Installment, as well as interest on both at an annual rate of 6%. Interest accrues from the date of the end of the grace period for the defaulted Scheduled Installment (or portion thereof) until the date of the next Monthly Due Date following the receipt of the payment. We will notify you of the exact amount you owe.

We allocate Purchase Payments for the missed portion of the Scheduled Installments to the Subaccount as of the date that we receive them.


We apply Purchase Payments representing less than the full amount owed in connection with a missed Scheduled Installment in the following order:

  (1)  to the missed portion of the Scheduled Installment;


  (2)  to any rider Purchase Payments;


  (3)  to any applicable monthly billing fees; and then


  (4)  interest.

If more than one Scheduled Installment is in default, we apply any Purchase Payment you make to pay the most recently missed Scheduled Installment (or portion thereof). We will reinstate your right to receive Guaranteed Minimum Income Payments only after you have paid us all of your missed Scheduled Installments, all monthly billing fees, and any interest you owe on the foregoing. To retain your right to Guaranteed Minimum Income Payments, you may make no more than 24 Scheduled Installments outside the grace period over the life of your contract. If you fail to pay any Scheduled Installment with any applicable monthly billing fee, and interest that is charged on it within one year from its Monthly Due Date (but not later than the Annuity Commencement
Date), you forfeit your right to receive the Guaranteed Minimum Income Payments and you cannot reinstate it.


Scheduled Purchase Payments. When we issue a contract, and whenever we allocate a Flexible Purchase Payment to the Immediate Installment Account, we will send you a new contract data page which includes your revised schedule of Scheduled Purchase Payments. Thus, month-by-month, Scheduled Purchase Payments always equal the difference between Scheduled Installments and Immediate Installments. The minimum Scheduled Purchase Payment is $25.


You may make Scheduled Purchase Payments through automatic transfers from your bank account (i.e., electronic fund transfers). Doing this helps ensure that you will make your Scheduled Purchase Payments on the Monthly Due Date. If you do not use electronic fund transfers to make your Scheduled Purchase Payments, we charge a monthly fee of $10.00 for sending you monthly "bills" and manually processing the payments. This $10.00 fee is in addition to any required Scheduled Purchase Payment. The $10.00 fee is taken prior to investment in the Subaccount.

Flexible Purchase Payments and Immediate Installments. You also may make your Scheduled Installments through Flexible Purchase Payments. Flexible Purchase Payments received on or before the Contract Date will be allocated to the Immediate Installment Account. For Flexible Purchase Payments received after the Contract Date in amounts greater than 6 Scheduled Purchase Payments (computed as of the date that we receive the Flexible Purchase Payment), we will invest such payments in the Immediate Installment Account, provided we have sufficient transfer instructions as outlined in the "Purchase Payment" provision in this prospectus. We will deposit Flexible Purchase Payments received after the Contract Date in the Guarantee Account for Flexible Purchase Payments that are equal to or less than 6 times the Scheduled Purchase Payments, or for those Flexible Purchase Payments that are greater than or equal to 6 times the Scheduled Purchase Payments, but not accompanied by sufficient transfer instructions.

We use Flexible Purchase Payments allocated to the Immediate Installment Account to "fund" or generate a series of monthly Immediate Installments that we transfer to the Subaccount on the Monthly Due Dates to "pay" all or part of the Scheduled Installments. See the "Purchase Payment Allocation Table" below. Immediate Installments have the effect of reducing or eliminating the required Scheduled Purchase Payments for all or part of the Accumulation Period, depending on the method you select for the installments. Each Flexible Purchase Payment supports a separate series of Immediate Installments, with each series having a starting date and an ending date. The starting date is generally the Monthly Due Date following the allocation of the payment to the Immediate Installment Account and the ending date depends on the Immediate Installment method you select. However, if you elect one of our optional riders (described in the "Optional Riders" provision), Flexible Purchase Payments must end on the earlier of the Annuity Commencement Date or age 65 of the covered Annuitant.


For each series of Immediate Installments, each monthly Installment must be of the same amount. For any Flexible Purchase Payment, the fewer the number of Immediate Installments, the larger such Installments can be. Conversely, the smaller each Immediate Installment, the greater the number of Installments that the Flexible Purchase Payment can support. Since Immediate Installments may be transferred only on Monthly Due Dates, a greater number of Installments translates into a longer portion of the Accumulation Period over which such Installments are made. Thus, you may use a Flexible Purchase Payment to eliminate a number of Scheduled Installments or to "buy down" the amount of some greater number of Scheduled Purchase Payments. Exactly how much you can eliminate or "buy down" depends on the amount of the Flexible Purchase Payment, the rate of interest that we credit to the Immediate Installment Account Value as determined on the date of purchase and the number of installments.

We compute the series of Installments for each Flexible Purchase Payment allocated to the Immediate Installment Account by crediting interest at a rate that we determine for each Flexible Purchase Payment at the time that you make the Flexible Purchase Payment. Using that interest rate and knowing either the amount of the Installments or the number of Installments you want, we determine the amount and number of the Installments. Your Immediate Installments reflect the fact that interest is credited each month on a declining balance as Immediate Installments are transferred to the Subaccount. For example, assume that you want 120 installments (i.e., ten years of Installments) from your Flexible Purchase Payment beginning immediately. We calculate a level installment to be transferred each month. This installment is the amount that will result in the Flexible Purchase Payment (net of any applicable premium tax), and all interest earned on it, being completely transferred to the Subaccount by the end of the 10 years.


We will return the portion of any Flexible Purchase Payment that is more than the amount needed to pay all future Scheduled Installments within 30 days of receipt. The total Purchase Payments for all contracts issued to any one Owner cannot exceed $2,000,000 without prior Home Office approval.


Allocation of Purchase Payments. We allocate Scheduled Purchase Payments received on the Monthly Due Date, as well as any payments past due that we receive, directly to the Subaccount on the Valuation Day we receive such payment. We allocate any Scheduled Purchase Payment we receive before the Monthly Due Date to the Guarantee Account, and transfer that payment to the Subaccount as of the Monthly Due Date. We allocate Flexible Purchase Payments that are received in an amount greater than 6 Scheduled Purchase Payments directly to the Immediate Installment Account, provided we have sufficient transfer instructions to determine a payment method for your Immediate Installments. If we do not receive sufficient transfer instructions, we will allocate that Flexible Purchase Payment to the Guarantee Account until we receive sufficient instructions. In addition, any Flexible Purchase Payment received that is equal to or less than 6 Scheduled Purchase Payments will be directed to the Guarantee Account.

                       Purchase Payment Allocation Table

----------------------------------------------------------------------------
     Type of Payment           When Received           Where Allocated
----------------------------------------------------------------------------
Scheduled Purchase         Monthly Due Date       Subaccount
Payment or portion
thereof
----------------------------------------------------------------------------
Scheduled Purchase         Before Monthly Due     Guarantee Account
Payment or portion         Date
thereof
----------------------------------------------------------------------------
Scheduled Purchase         After Monthly Due      Subaccount for any past
Payment or portion         Date                   due Scheduled Installment,
thereof                                           then Guarantee Account for
                                                  remainder
----------------------------------------------------------------------------
Flexible Purchase Payment  On or After Contract   Immediate Installment
that is greater than 6     Date                   Account
Scheduled Purchase
Payments with
instructions
----------------------------------------------------------------------------
Flexible Purchase Payment  On or After Contract   Guarantee Account until
that is greater than 6     Date                   instructions received,
Scheduled Purchase                                then transferred to
Payments without                                  Immediate Installment
instructions                                      Account
----------------------------------------------------------------------------
Flexible Purchase Payment  On or After Contract   Guarantee Account
that is equal to or less   Date
than 6 Scheduled Purchase
Payments
----------------------------------------------------------------------------

Optional Riders. To reduce the risk that unforeseen events could leave you without the resources to make Scheduled Purchase Payments, we offer three optional riders that you may purchase at contract issue or on a contract anniversary, (provided that you remain eligible to receive Guaranteed Minimum Income Payments). Under each of these riders, we will waive all or a portion of the Scheduled Purchase Payments due during the periods specified in each rider.

When you apply for an Optional Rider, you tell us how much of a Scheduled Purchase Payment you would like us to waive. Owners and Joint Owners may designate any combination of percentages as long as such percentages are in whole numbers and equal 100%. Once a percentage of Scheduled Purchase Payments waived has been designated, it cannot be changed. The riders are:

  . Disability Benefit Rider -- This rider provides that, during the life of the covered Annuitant, if that covered Annuitant becomes totally disabled (as defined in the rider), all or a portion of the Scheduled Purchase Payments due during the period of total disability will be waived. Also, we will waive all or a portion of Purchase Payments for other riders due during the period of total disability for the period when we waive Scheduled Purchase Payments. (Portions of a Scheduled Purchase Payment may be waived in cases of Joint Owners/Joint Annuitants where one spouse becomes disabled. For instance, if the husband is covered for 60% of a Scheduled Purchase Payment and he becomes totally disabled, as defined by the rider, AND the husband is the covered Annuitant, then we will waive 60% of the Scheduled Purchase Payment.) We will calculate the Monthly Income Benefit and Death Benefit under the contract as if you had paid the waived Scheduled Purchase Payment when due. However, the waived Scheduled Purchase Payments do not increase the Surrender Value of the contract. If you surrender the contract, the Monthly Income Benefit and the Death Benefit associated with the waived Scheduled Purchase Payments will remain in effect.


 We will credit the disability benefit provided under this rider on each Monthly Due Date during a period beginning from the date of total disability to the earliest of:

   (1) the contract anniversary on or next following the covered Annuitant's 65th birthday;


   (2)  the Annuity Commencement Date;


   (3)  recovery from total disability; or


   (4)  the covered Annuitant's death.

 Benefits take effect only after 90 days of continuous total disability. If the benefits take effect, we will waive Scheduled Purchase Payments missed during the 90 day period and will reapply any Scheduled Purchase Payments you made during that period to the Guarantee Account.


  . Unemployment Benefit Rider -- This rider provides that if that covered
    Annuitant becomes unemployed, all or a portion of the Scheduled Purchase Payments due during the period of unemployment (up to a maximum of one year per 5-year period -- the "benefit period") will be waived. Also, we will waive all or a portion of Purchase Payments required for other riders due during the period we waive the Scheduled Purchase Payments for the Unemployment Benefit Rider. (Portions of a Scheduled Purchase Payment may be waived in cases of Joint Owners/Joint Annuitants where one spouse becomes unemployed. For instance if the husband is covered for 60% of a Scheduled Purchase Payment and he becomes unemployed and the husband is the covered Annuitant, we will waive 60% of the Scheduled Purchase Payment.)

To receive this benefit:

   (1) the covered Annuitant must be receiving state unemployment benefits for at least 90 consecutive days;


   (2)  the rider must be in effect for one year; and


   (3)  we must receive satisfactory proof of unemployment at our Home Office.

 Satisfactory proof of unemployment consists of a letter from the appropriate state's department responsible for administering unemployment benefits.

 Benefits will be covered for only one benefit period during any five-year period. We will consider a period of unemployment as a continuation of the previous benefit period if:

   (1)  the unemployment occurs within 30 days of the end of a benefit period;
        and

   (2)  the full year of the benefit period has not been completed.

 If the covered Annuitant becomes unemployed during the first contract year, we will waive Scheduled Purchase Payments beginning on the next contract anniversary if:


   (1) the covered Annuitant has been receiving state unemployment benefits for at least 90 consecutive days; and


   (2) the period of unemployment continues through the date the rider has been in effect for one year.


 Although the maximum benefit period is one year, the benefit period will not continue beyond the earliest of:

   (1) the contract anniversary on or next following the covered Annuitant's 65th birthday;


   (2)  the Annuity Commencement Date;

   (3)  the contract surrender date;


   (4)  the Monthly Due Date after we receive your request to end the rider;

   (5)  the loss of state unemployment benefits; and

   (6)  the covered Annuitant's death.

 If the benefit provided by this rider ends before the Annuity Commencement Date, you must resume making Scheduled Purchase Payments in order to keep your Guaranteed Minimum Income Payments in effect.

We will not credit the benefits provided by this rider if the unemployment is:

  (1)  voluntary;

  (2)  caused by a self-inflicted injury; or

  (3)  the result of being in prison for a period exceeding 90 days.

The waiver of Scheduled Purchase Payments provided by this rider will not increase your Surrender Value prior to the Annuity Commencement Date. However, we will calculate the Monthly Income Benefit and the Death Benefit available under the contract as if you had paid the Scheduled Purchase Payment when due.


  . Joint Annuitant Life Rider -- This rider is only available for spouses.
    This rider provides that if a covered Joint Annuitant dies, all or a portion of the Scheduled Purchase Payments will be waived. (Portions of Scheduled Purchase Payments are waived in cases of Joint Owners/Joint Annuitants where one spouse dies. For example, if a husband is covered for 60% of the monthly Scheduled Purchase Payment and he passes away, then we will waive 60% of the Scheduled Purchase Payment from the date of the husband's death until the Annuity Commencement Date.) We will calculate the Monthly Income Benefit and Death Benefit under this contract as if the Scheduled Purchase Payments waived had been paid when due. However, the waived Scheduled Purchase Payments do not increase the Surrender Value of the contract. If you surrender the contract, the Monthly Income Benefit and the Death Benefit associated with the waived Scheduled Purchase Payments will remain in effect.


    Benefits under this rider will be covered from the date of the covered Annuitant's death until the earlier of:


   (1) the contract anniversary on or next following the surviving Joint Annuitant's 65th birthday; or


   (2)  the Annuity Commencement Date.

The charges for the optional riders are in addition to your Scheduled Purchase Payments. The amount paid for the optional riders is taken prior to investing in any account. The riders and your contract's data pages provide more detailed information about the riders including certain conditions and limitations. The riders may not be available in qualified plans, in all states, or in all markets.


VALUATION OF ACCUMULATION UNITS

Upon allocation or transfer to the Subaccount, we convert Scheduled Purchase Payments and Immediate Installments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the dollar amount directed to the Subaccount by the value of an Accumulation Unit for the Subaccount on the Valuation Day on which the Scheduled Purchase Payment or Immediate Installment is invested in the Subaccount. Therefore, Scheduled Purchase Payment allocated or Immediate Installments transferred to the Subaccount increase the number of Accumulation Units credited to the contract.


Withdrawals, surrenders, payment of a Death Benefit, and the application of Subaccount Value to acquire Monthly Income Payments on the Annuity Commencement Date all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions relating to the event.

The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10.00. On any Valuation Day, we determine your Subaccount Value by multiplying the number of Accumulation Units attributable to your Contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of the Subaccount from one Valuation Period to the next. The net investment factor for the Subaccount for any Valuation Period reflects the change in the net asset value per share of the Total Return Fund of GE Investments Funds, Inc. from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution. Also, we take into account a charge or credit for any taxes reserved which we determine to have resulted from the operations of the Subaccount.


The value of an accumulation unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Total Return Fund of GE Investments Funds, Inc. because of the deduction of variable account charges. Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from Valuation Period to Valuation Period.

Surrenders And Partial Withdrawals

We will allow the surrender of the contract or a partial withdrawal of your Contract Value, subject to the conditions set forth below.


You may take a partial withdrawal or surrender at any time before the Annuity Commencement Date. Partial withdrawals must be at least $100. A withdrawal or surrender is effective as of the date we receive your request at our Home Office in a form acceptable to us. Unless you request otherwise, we will take any partial withdrawal or surrender:


  (1) first from the Guarantee Account;

  (2) then from the Immediate Installment Account; and

  (3) finally from the Subaccount.

You will need to make Scheduled Purchase Payments when you otherwise would not have to, if you have made withdrawals from the Guarantee Account and/or the Immediate Installment Account and the amounts remaining in such accounts are insufficient to fully make your Scheduled Installments.

Partial withdrawals and surrenders may be subject to surrender and/or access charges and a Market Value Adjustment. See the "Charges and Other Deductions" provision in this prospectus. A partial withdrawal may also reduce the amount of your Death Benefit. See "The Death Benefit" provision in this prospectus.

In addition, you may be subject to an ordinary income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% penalty tax. A surrender or a partial withdrawal may also be subject to income tax withholding. See the "Federal Tax Matters" provision in this prospectus.

Telephone Withdrawals. You may take partial withdrawals under your contract by writing us in a form acceptable to us, or calling us provided we received your prior written authorization to take partial withdrawals over the telephone at our Home Office. You only can surrender your contract by writing our Home Office.


We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others:

  . requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone instructions;

  . confirming the telephone transaction in writing to you or a third party you authorized; and/or

  .  tape-recording telephone instructions.

If we do not follow reasonable procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit or prohibit telephone withdrawals.

To request a telephone withdrawal, please call us at 1-800-352-9910.

Special Note on Reliability. Please note that our telephone system may not always be available. Any telephone system, whether it is yours, your service provider's or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office at the address listed on page 1 of this prospectus.

Repayment of Partial Withdrawals of Subaccount Value. To remain eligible to receive Guaranteed Minimum Income Payments, you must repay the amount of any withdrawal received from the Subaccount plus any applicable interest on the amount received within one year from the date of the partial withdrawal, but no later than the Annuity Commencement Date. If the repayment is not made by the Monthly Due Date next following the date of the partial withdrawal, we will charge you interest at an effective annual rate of 6% on the total amount withdrawn from the Subaccount.


It is important to understand that, because surrender charges may apply, the amount you receive from the Subaccount may not be the same as the amount we withdraw from the Subaccount. You must repay the amount you received from the Subaccount plus interest. Therefore, the amount you repay includes:

 .  the amount you receive from the Subaccount; plus

 . the amount of any premium taxes assessed on amounts withdrawn from the Subaccount; plus

 . interest we assess on the amount withdrawn from the date of the partial withdrawal until the date of repayment.


We allocate any repayment (after deducting for interest) to the Subaccount as of the date we receive it. When you repay the amount of each partial withdrawal from the Subaccount within 12 months of the partial withdrawal, we will reimburse the Subaccount in the amount of the surrender charge taken for the repaid amount. The reimbursed amount will come from the assets of our General Account. Such amounts will be allocated to the Subaccount on the same date your repayment of the withdrawal is received.


Consult your tax advisor concerning repayments as we consider repayments after deducting interest charges to be new Purchase Payments for tax purposes (i.e., if the repayment is withdrawn again, that partial withdrawal will be taxed). In addition, taking a partial withdrawal may subject you to an ordinary income tax, AND a 10% penalty tax if you are younger than 59 1/2 at the time the partial withdrawal is taken. You may be subject to the income tax and penalty tax EVEN IF YOU REPAY ALL AMOUNTS OUTSTANDING. Consequently, it is very important that you consult your tax advisor prior to taking any partial withdrawals.

If you take multiple withdrawals, we will apply repayments to the most recent withdrawals first.

Withdrawals from the Guarantee Account and the Immediate Installment Account do not have to be repaid. Generally, taking partial withdrawals from the Guarantee Account or Immediate Installment Account will not affect your right to receive Guaranteed Minimum Income Payments. However taking such withdrawals may require you to make Scheduled Purchase Payments (or higher Scheduled Purchase Payments). If such Scheduled Purchase Payments are not made, you will lose your right to receive the Guaranteed Minimum Income Payments.

Surrender Value. The amount payable on surrender of the contract is the Surrender Value as of the date we receive your surrender request in a form acceptable to us. The Surrender Value equals the Contract Value on the date we receive your request, less any applicable surrender charge, access charge, and premium tax charge. We will pay the Surrender Value in a lump sum, unless you elect one of the Optional Payment Plans. See the "Optional Payment Plans" provision in this prospectus. We may waive surrender charges and access charges upon surrender if you elect certain Optional Payment Plans. See the "Charges and Other Deductions" provision in this prospectus.

Charges And Other Deductions

We will deduct the charges described below to cover our costs and expenses, the services provided, and our risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:


  .  processing applications for and issuing the contracts;


  .  maintaining records;

  .  monthly billing and electronic fund transfer transactions;


  .  administering Income Payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing contract confirmations and periodic statements;


  .  maintaining an internet service site; and

  .  providing toll-free inquiry services.

The risks we assume include:

  . the risk that the Guaranteed Minimum Income Payments will exceed the calculated variable Income Payments;

  .  the risk that the Death Benefit will be greater than the Surrender Value;

  . the risk that Annuitants will live longer than we assumed in calculating our guarantees (these guarantees are incorporated in the contract and cannot be changed); and


  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed).


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits stated in the contract. For example, surrender charges we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

SURRENDER CHARGES, ACCESS CHARGES, AND MARKET VALUE ADJUSTMENTS

We may assess a surrender charge (on amounts in the Subaccount and Guarantee Account) or an access charge (on amounts in the Immediate Installment Account) on partial withdrawals or surrenders of Contract Value. We will also apply a Market Value Adjustment to determine the Immediate Installment Account Value available for partial withdrawal or surrender from the Immediate Installment Account.

Unless we receive other instructions, we will first withdraw amounts from:

  (1)  the Guarantee Account; then

  (2)  from the Immediate Installment Account; and lastly

  (3)  from the Subaccount.

We will deduct any surrender charge and access charge from the amounts you withdraw.

Surrender Charge for the Subaccount and the Guarantee Account. The surrender charge for amounts withdrawn or surrendered from the Subaccount and/or the Guarantee Account is a percentage of the lesser of:

  (1) Scheduled Installments made to date and not previously withdrawn (withdrawals repaid within 12 months are not considered withdrawals for purposes of the surrender charge calculation); and

  (2)  the amount withdrawn.

The surrender charge percentage is as follows:


                                                     Surrender Charge
                                             (as a percentage of the lesser of
          Contract Year in                    Scheduled Installments made to
     which Surrender or Partial              date and not previously withdrawn
         Withdrawal is Made                      and the amount withdrawn)
    ---------------------------------------------------------------------------
                 1                                          9%
                 2                                          8%
                 3                                          7%
                 4                                          6%
                 5                                          5%
                 6                                          4%
                 7                                          3%
                 8                                          2%
            9 and after                                     1%
    ---------------------------------------------------------------------------


We will allocate the surrender charge between the Subaccount and the Guarantee Account in proportion to the amounts withdrawn from each.

Examples:

 Assuming:

  .  you have made Purchase Payments of $18,000;


  . your Contract Value is $20,000 ($17,000 in the Subaccount and $3,000 in the Guarantee
     Account), $15,000 of which is from Scheduled
     Installments;


  .  you have no value in the Immediate
     Installment Account; and

  .  you request a withdrawal of $10,000 in
     Contract Year 5.
 Your surrender charge will be $500 (the lesser of 5% of $10,000 and 5% of $15,000). We take the withdrawal from the Guarantee Account ($3,000) and from the Subaccount ($7,000). You will receive a net check of $9,500 assuming there are no premium taxes or income taxes withheld. To reinstate your Guaranteed Minimum Income Payment you must repay the $6,650 to the Subaccount within 12 months of the withdrawal. In addition, you must pay interest to us (assessed on the $6,650 received) within 12 months of the withdrawal.

 The following chart depicts the withdrawal.

                                                            Amount to
                                                            Reinstate
                                                            Guaranteed
                                                             Minimum       Amount    Account
            Beginning           Remaining                     Income       we add     Value
            Contract   Amount   Contract  Surrender Net to   Payment       to the     After
Account       Value   Withdrawn   Value    Charge    You   (+ Interest)  Subaccount Repayment*
----------------------------------------------------------------------------------------------
Subaccount   $17,000   $ 7,000   $10,000    $(350)  $6,650 $      6,650     $350     $17,000
                                                            (+ interest)
----------------------------------------------------------------------------------------------
Guarantee    $ 3,000   $ 3,000   $     0    $(150)  $2,850 $          0     $  0     $     0
Account
----------------------------------------------------------------------------------------------
Total        $20,000   $10,000   $10,000    $(500)  $9,500 $      6,650     $350     $17,000
                                                           (+ interest)
----------------------------------------------------------------------------------------------

 * Assuming no growth in the Subaccount.

 However, if you withdraw $17,000, your surrender charge will be $750 (5% of $15,000). The remaining Contract Value in the Guarantee Account is zero and in the Subaccount is $3,000. You will receive a net check of $16,250 assuming there are no premium taxes or income taxes withheld. To reinstate your Guaranteed Minimum Income Payment you must repay to the Subaccount $13,400 within 12 months of the withdrawal. In addition, you must pay interest to us (assessed on the $13,400 received) within 12 months of the withdrawal.

 You will not be assessed a surrender charge on any amounts withdrawn greater than the amount of Scheduled Installments made.

Current market conditions may affect the impact of the surrender charges on your contract.


----------------------------------------------------
 Assuming the amount of Scheduled Installments made to date equals $10,000, your Contract Value equals $20,000, and you fully surrender your contract in the third Contract Year, we would assess a surrender charge of $700 (7% of $10,000) with a net check to you of $19,300 assuming there are no premium taxes or income taxes withheld.
 However, if there is a market decline so your Contract Value is $9,000, and you request a full surrender, we would assess a surrender charge of $630 (the lesser of 7% of $9,000 and 7% of $10,000) with a net check to you of $8,370 assuming there are no premium taxes or income taxes withheld.

----------------------------------------------------
Access Charge and Market Value Adjustment for the Immediate Installment Account. We apply a Market Value Adjustment when we determine the amount available as a Death Benefit, surrender, or partial withdrawal from the Immediate Installment Account. We will also deduct an access charge from your partial withdrawal or surrender, but not from the amount we pay as a Death Benefit.

We treat a partial withdrawal or surrender of Contract Value in the Immediate Installment Account as a proportional withdrawal or surrender of each of the remaining future Immediate Installments. We also assess an access charge on amounts you surrender or withdraw from the Immediate Installment Account. This charge is a percentage of the Immediate Installment Account Value withdrawn as shown in the table below.

The concept of calculating a Market Value Adjustment on the Immediate Installment Account is different from many other Market Value Adjustment calculations. Unlike traditional Market Value Adjustments where the present value of the account value is known, here we know the future value of the Immediate Installments and need to calculate the present value. Therefore, we must determine the present value before we can determine what you receive upon surrender or partial withdrawal.


First, we use the interest rate in effect when you made your Flexible Purchase Payment into the Immediate Installment Account to discount each future Immediate Installment back to its present book value. We then sum all of these present values to calculate the value, before the application of any Market Value Adjustment, of the Immediate Installment Account.

Next, we determine your Immediate Installment Account Value by applying the Market Value Adjustment. We calculate the Market Value Adjustment factor separately for each Immediate Installment. The Market Value Adjustment for each Immediate Installment is equal to the present book value of that installment times the Market Value Adjustment factor for that installment. The Market Value Adjustment factor is:

                            ((1 + i) / (1 + j))n - 1
where:

   n = the number of months until the Immediate Installment for a particular
       Flexible Purchase Payment will be transferred to the Subaccount

   i = the original interest rate we used for the Immediate Installment when you made the Flexible Purchase Payment to the Immediate Installment
       Account

   j = the current interest rate we use for a new Flexible Purchase Payment of (m/12) years that we currently make available for the Immediate
       Installment Account ((m/12) is rounded up to a whole number of years)

   m = the number of months until the last Immediate Installment for that Flexible Purchase Payment will be transferred to the Subaccount.


The total Market Value Adjustment for the contract is the sum of each Market Value Adjustment calculated for each Immediate Installment. The Immediate Installment Account Value is the sum of the present book value of each Immediate Installment plus the total Market Value Adjustment for the contract. Two examples of how the Market Value Adjustment would work follow.

EXAMPLES:

Example 1


            Example of Withdrawal from Immediate Installment Account

Assuming:

  . At issue, you made a Flexible Purchase Payment with transfers of $645 for 264 months;


  . On the first contract anniversary, you made a Flexible Purchase Payment with transfers of $90 for 72 months;


  . Your value (before the application of any Market Value Adjustment) in the Immediate Installment Account at the end of the second Contract Year is $98,380. Of this amount, $93,400 is attributable to the initial Flexible Purchase Payment; the remaining $4,980 is attributable to the Flexible Purchase Payment paid on the first contract anniversary;


  . Your Immediate Installment Account Value at the end of the second Contract Year is $100,000. Of this amount, $95,000 is attributable to the initial Flexible Purchase Payment; the remaining $5,000 is attributable to the Flexible Purchase Payment paid on the first contract anniversary;


  . You have no value in the Guarantee Account;


  . You have not previously withdrawn amounts from the Immediate Installment Account;


  . You request a withdrawal of $2000 at the end of Year 2;


  . At the end of Year 2, the access charge for transfers established for the initial Flexible Purchase Payment is 6%;


  . At the end of Year 2, the access charge for transfers established for the second Flexible Purchase Payment is 5% (because there are 60 transfers remaining).


The amount of withdrawal of value attributable to the initial Flexible Purchase Payment is $1,900 ($2000 x $95,000/$100,000). The remaining $100 is withdrawn from the value attributable to the second Flexible Purchase Payment. Your access charge will be $119 (6% of $1,900 plus 5% of $100). You will receive a net check of $1,881 assuming there are no premium taxes or income taxes withheld.

Transfers for the initial Flexible Purchase Payment will be reduced by $12.90 ($645 x $2,000/$100,000) so the amount of the transfer subsequent to the withdrawal will be $632.10. Transfers for the second Flexible Purchase Payment will be reduced by $1.80 ($90 x $2,000/$100,000) so the amount of its transfer subsequent to the withdrawal will be $88.20.

Example 2

The second example below shows the total impact of the Market Value Adjustments applicable to future Immediate Installments of $1,000 for 120 months under hypothetical future monthly interest rates.

The example assumes a Flexible Purchase Payment of $90,524 (without premium tax) and that the level monthly interest rate determined at payment of the Flexible Purchase Payment is assumed to be 0.50%. As illustrated below, interest rates are assumed to be volatile during the 3 months following the Flexible Purchase Payment. In the first month following the Flexible Purchase Payment, monthly interest rates for a similar Flexible Purchase Payment have dropped to 0.4167%. As a result of this drop, Immediate Installment Account value increases. In the second month following the Flexible Purchase Payment, monthly interest rates for a similar Flexible Purchase Payment have increased to 0.5833%. As a result of this increase, Immediate Installment Account value decreases. In the third month following the Flexible Purchase Payment, interest rates for a similar Flexible Purchase Payment have decreased to 0.5%. As a result of this decrease, the current level monthly interest rate equals the level monthly interest rate at purchase and Immediate Installment Account value does not change because of the Market Value Adjustment.

             Beginning              Beginning
             of Month               of Month
               Value                  Value
              (before                (before
              Market                 Market     Level   Current   Current
               Value    Immediate     Value    Monthly   Level     Market    Immediate
              Adjust-  Installment Adjustment  Interest Monthly    Value    Installment   Access
 Valuation   ment and   Transfer    and after  Rate at  Interest Adjustment   Account     Charge   Surrender
    Date     transfer)   Amount     transfer)  Purchase   Rate     Amount      Value    Percentage   Value
------------------------------------------------------------------------------------------------------------
Date of
 Purchase     $90,524    $1,000      $89,524     0.5%      0.5%   $     0     $89,524       6%      $84,153
------------------------------------------------------------------------------------------------------------
1 Month
 after
 Purchase     $89,971    $1,000      $88,971     0.5%   0.4167%   $ 4,093     $93,064       6%      $87,480
------------------------------------------------------------------------------------------------------------
2 Months
 after
 Purchase     $89,416    $1,000      $88,416     0.5%   0.5833%   $(3,791)    $84,625       6%      $79,547
------------------------------------------------------------------------------------------------------------
3 Months
 after
 Purchase     $88,858    $1,000      $87,858     0.5%      0.5%   $     0     $87,858       6%      $82,587
------------------------------------------------------------------------------------------------------------

Example 3

The third example shows the actual calculation of the Market Value Adjustment for a representative number of Immediate Installments. The total Market Value Adjustment at any time will be the sum of the Market Value Adjustments for all remaining Immediate Installments. The example assumes a flexible Purchase Payment of $90,525, Immediate Installments of $1,000 per month for 120 months and a level monthly interest rate of 5%. No premium taxes are assumed. The example shows that the present value of the Immediate Installment Account increases because the current Market Value Adjustment factor is less than the level monthly interest rate when the Flexible Purchase Payment was allocated to the Immediate Installment Account.


                                  Level              Current   Current
             Immediate           Monthly   Present    Level     Market    Current     Present
            Installment  Months  Interest  Value at  Monthly    Value      Market    Value of
              Future     Until   Rate at   Purchase  Interest Adjustment   Value     Immediate
               Value    Transfer Purchase    Rate      Rate     Factor   Adjustment Installment
-----------------------------------------------------------------------------------------------
             $  1,000      118     0.5%   $   557.92 0.4167%    .10284   $   56.86  $   614.78
-----------------------------------------------------------------------------------------------
             $  1,000      117     0.5%   $   560.71 0.4167%    .10192   $   56.64  $   617.34
-----------------------------------------------------------------------------------------------
             $  1,000      116     0.5%   $   563.51 0.4167%    .10101   $   56.40  $   619.92
-----------------------------------------------------------------------------------------------
                 ...      ...      0.5%         ...  0.4167%      ...         ...         ...
-----------------------------------------------------------------------------------------------
                 ...      ...                   ...               ...         ...         ...
-----------------------------------------------------------------------------------------------
                          ...                   ...               ...         ...         ...
-----------------------------------------------------------------------------------------------
             $  1,000        2     0.5%   $   990.07 0.4167%    .00166   $    1.64  $   991.71
-----------------------------------------------------------------------------------------------
             $  1,000        1     0.5%   $   995.02 0.4167%    .00083   $     .83  $   995.85
-----------------------------------------------------------------------------------------------
             $  1,000        0     0.5%   $ 1,000.00 0.4167%         0   $       0  $ 1,000.00
-----------------------------------------------------------------------------------------------
TOTAL
PRIOR TO
TRANSFER     $119,000                     $89,971.44                     $4,093.06  $94,064.50
-----------------------------------------------------------------------------------------------
TOTAL
AFTER
TRANSFER     $118,000                     $88,971.44                     $4,093.06  $93,064.50
-----------------------------------------------------------------------------------------------


  . The date of valuation and any Market Value Adjustment is one month after the Flexible Purchase Payment. In that first month, monthly interest rates for a similar Flexible Purchase Payment have dropped to 0.4167%.

After we calculate the Market Value Adjustment, we determine the Surrender Value. To determine Surrender Value from the Immediate Installment Account, we subtract the appropriate access charge (determined separately for the Immediate Installments of each Flexible Purchase Payment) from the Immediate Installment Account Value.

We calculate the access charge as a percentage of the Immediate Installment Account Value withdrawn. The closer the surrender or partial withdrawal is to the date established for Immediate Installment transfers for that particular Flexible Purchase Payment to end, the lower the amount of the access charge will be. The amount of the access charge is as follows:


             Number of Years
       Remaining on Each Flexible                             Access Charge
            Purchase Payment                               (as a percentage of
             Until the Date                                     Immediate
       Established for Installment                         Installment Account
            Transfers to End                                Value withdrawn)
      ------------------------------------------------------------------------
               6 and more                                           6%
            5 but less than 6                                       5%
            4 but less than 5                                       4%
            3 but less than 4                                       3%
            2 but less than 3                                       2%
            1 but less than 2                                       1%
            0 but less than 1                                       1%
      ------------------------------------------------------------------------


The amount payable for a partial withdrawal or surrender from the Immediate Installment Account will be:

  (1) the amount of the partial withdrawal or surrender minus any access charge; minus

  (2) any applicable premium taxes.

Because we take the withdrawal proportionally from each future Immediate Installment, the access charge is a weighted average of the access charge for each such installment. This weighted average is:

  (1 minus the ratio of Surrender Value for the Immediate Installment Account to the Immediate Installment Account Value).

The amount payable for a withdrawal is therefore the amount of the withdrawal multiplied by the ratio of the Surrender Value for the Immediate Installment Account to the Immediate Installment Account Value.

Waiver of Surrender and Access Charges. We will waive all surrender charges and access charges if you surrender your contract and apply your Contract Value to one of the following Optional Payment Plans:

  (1) Plan 1 (Life Income with Period Certain);

  (2) Plan 2 (Income for a Fixed Period of 10 or more years); or

  (3) Plan 5 (Joint Life and Survivor Income).

If you elect one of the above Optional Payment Plans, then the amount applied to the plan will be your Contract Value, which includes any applicable Market Value Adjustment, minus any premium tax.

You may also select Optional Payment Plan 3 or Plan 4 upon surrender, although we will assess surrender charges and access charges (as well as any applicable market value adjustment and premium tax) against your Contract Value. We will apply the Surrender Value to the selected plan.

See the "Optional Payment Plans" provision in this prospectus.

ASSET CHARGE

We deduct from the Subaccount an amount, computed daily, equal to an effective annual rate of 1.50% of the average daily net assets of the Subaccount. We assess this charge when we compute the net investment factor. The asset charge reduces the value of Accumulation Units and Annuity Units. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.35%.

MONTHLY BILLING FEE

If you do not make your Scheduled Purchase Payment by means of an Electronic Fund Transfer payment, we will charge a $10 billing fee each month. We will add the monthly billing fee to the amount of your Scheduled Purchase Payment, and deduct the charge from your payment before we apply that Scheduled Purchase Payment.


DEDUCTIONS FOR TAXES

We will deduct charges for any premium tax or other tax levied by any governmental entity either from Purchase Payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, annuity payments, and death benefit payments).


The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. The amount of premium tax assessed depends upon the laws of your state. The premium tax generally ranges from 0.0% to 3.5%.

PURCHASE PAYMENTS FOR THE OPTIONAL RIDERS

The cost of the optional Waiver of Scheduled Purchase Payments Upon Disability Rider, Waiver of Scheduled Purchase Payments Upon Unemployment Rider, and Waiver of Scheduled Purchase Payments Joint Annuitant Life Rider varies based on the Annuitant's age, gender, and the amount and duration of the Scheduled Purchase Payments. Payments for all optional riders are due with your Scheduled Purchase Payments. (See the "Expense Table" for the range of charges for the Optional Riders.)

OTHER CHARGES AND DEDUCTIONS

The Total Return Fund of GE Investments Funds, Inc. incurs certain fees and expenses. To pay for these charges, the Total Return Fund of GE Investments Funds, Inc. makes deductions from its assets. The deductions are described more fully in the prospectus for the Total Return Fund of GE Investments Funds, Inc.


We also assess interest charges at an effective annual rate of 6% on any missed Scheduled Installment and $10 monthly billing fee from the date of the partial withdrawal to the date of repayment for any Scheduled Installments withdrawn from the Subaccount. See "The Contract" and the "Surrenders and Partial Withdrawals" provisions in this prospectus.


We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to broker-dealers for selling the contracts. You do not directly pay these commissions, we do. We intend to recover the commissions, marketing, administrative and other expenses and the cost of contract benefits through fees and charges imposed under the contract. See the "Sales of the Contract" provision in this prospectus.

The Death Benefit

DEATH BENEFIT UPON DEATH OF AN OWNER BEFORE THE ANNUITY COMMENCEMENT DATE

If any Owner, other than a spousal Joint Owner (or Annuitant other than a spousal Joint Annuitant if the Owner is a non-natural person) dies before the Annuity Commencement Date, we will pay a Death Benefit to the Designated Beneficiary, as listed in the "Required Distributions" provision below. The amount of proceeds available is the Death Benefit.


We calculate the Death Benefit as of the date that we receive due proof of death. Until we receive due proof of death, Immediate Installments will continue to be transferred from the Immediate Installment Account, and Purchase Payments, if received, will continue to be applied to the Immediate Installment Account, Guarantee Account and/or the Subaccount. Further, until we receive complete written settlement instructions from the Designated Beneficiary, values adjusted for transfers will remain in the Variable Account, the Guarantee Account, and the Immediate Installment Account. The Death Benefit therefore will fluctuate with the performance of the Variable Account.

Upon receipt of due proof of death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to a finding of death), we will process the Death Benefit in accordance with your and/or your Designated Beneficiary's instructions, subject to distribution rules and termination of contract provisions described elsewhere.

Unless otherwise required to be distributed pursuant to the distribution rules stated below, we will pay Death Benefit proceeds in one lump sum unless you or your Designated Beneficiary elect one of our Optional Payment Plans. See the "Optional Payment Plans" provisions in this prospectus.

DEATH BENEFIT AMOUNT

The Death Benefit equals the greater of:

  . the sum of Purchase Payments received (excluding payments made for riders) minus withdrawals as of the date of receipt of due proof of death; and

  . the Contract Value (including any Market Value Adjustment) as of the date of receipt of due proof of death.


REQUIRED DISTRIBUTIONS

General: In certain circumstances, federal tax law requires that distributions be made under the contract upon the first death of:


  . an Owner or Joint Owner, or

  . the Annuitant or Joint Annuitant if any Owner is a non-natural person (an entity, such as a trust or corporation).


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The discussion below describes the methods available for distributing the value of the contract upon death.

Designated Beneficiary: At the death of any Owner (or any Annuitant, if the Owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the Designated
Beneficiary:

  (1) Owner or Joint Owner;


  (2) Primary Beneficiary;

  (3) Contingent Beneficiary; or

  (4) Owner's estate.

If there is more than one Designated Beneficiary, we will treat each one separately in applying the distribution rules prescribed by the tax laws as briefly described in the "Distribution Rules" provision of this prospectus.

DISTRIBUTION RULES

The distributions required by federal tax law differ depending on whether the Designated Beneficiary is the spouse of the deceased Owner (or of the Annuitant, if the contract is owned by a non-natural entity). Upon receipt of due proof of death, the Designated Beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed below.


  . Spouses -- If the Designated Beneficiary is the surviving spouse of the deceased and a Joint Annuitant, we will continue the contract in force with the surviving spouse as the new Owner and as the sole Annuitant. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. In that case, the rules for non-spouses will apply. If the Designated Beneficiary is the surviving spouse of the deceased person but not a Joint Annuitant, the rules for non-spouses will apply.


  . Non-Spouses -- If the Designated Beneficiary is not the surviving spouse of the deceased person, the contract cannot be continued in force indefinitely. Instead, upon the death of any Owner (or any Annuitant, if any Owner is a non-natural entity), payments must be made to (or for the benefit of) the Designated Beneficiary under one of the following payment choices:


   (1) receive the Death Benefit and any interest that has been earned in one lump sum payment upon receipt of due proof of death;


   (2) receive the Death Benefit at any time during the five year period following the date of death. See the "Requesting Payments" provision in this prospectus;



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   (3) apply the Death Benefit to provide an Income Payment under Optional
       Payment Plan 1 or 2. The first Income Payment must be made no later than one year after the date of death. Also, the Income Payment period must be either the lifetime of the Designated Beneficiary or a period not exceeding the Designated Beneficiary's life expectancy.


If the Designated Beneficiary makes no choice within 30 days following receipt of due proof of death, we will pay the Death Benefit at any time during the five year period following the date of death (Option 2 above). Due proof of death must be provided within 90 days of the date of death. If due proof of death is not provided within 90 days of the date of death, we will pay the Contract Value as of the date of receipt of due proof of death. We will not accept any Purchase Payments after we receive due proof of the non-spouse's death. If the Designated Beneficiary dies before we distribute the entire Death Benefit, we will pay in a lump sum any value still remaining to the person named by the Designated Beneficiary. If no person is so named, we will pay the Designated Beneficiary's estate.

Under payment choices (1) and (2), the contract will terminate when we pay the Death Benefit. Under payment choice (3), this contract will terminate when we apply the Death Benefit to provide Income Payments.


Within 30 days of the date of receipt of due proof of death, a non-spousal Joint Annuitant that is also the surviving Owner may use the proceeds from (1) above to purchase a new contract with current terms and values substantially similar to this contract, as of the date of receipt of due proof of death, including but not limited to the Guaranteed Minimum Income Payment, the value in each investment, Scheduled Installments, Scheduled Purchase Payments, surrender and access charges, and Annuity Commencement Date. Missed Scheduled Installments will still be due.


DEATH BENEFIT AFTER THE ANNUITY COMMENCEMENT DATE

If any Annuitant dies after the Annuity Commencement Date, Monthly Income Payments will be made as stated in the section discussing monthly income benefits. See the "Benefits at Annuity Commencement Date" provision in this prospectus.

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Benefits at Annuity Commencement Date

You must select an Annuity Commencement Date on your application. This date cannot be any later than the contract anniversary following the younger Annuitant's 90th birthday. You cannot change the Annuity Commencement Date once we issue the contract.


If the sole or last surviving Annuitant is still living on the Annuity Commencement Date, we will pay you or your designated payee the Monthly Income Payments described below beginning on that date. As provided in your contract, we may adjust the Annuitant(s)' age(s) used to determine the first Annual Variable Income Benefit, and we may deduct premium taxes from your payments.

Monthly Income Payments are made under a life annuity payment plan with a period certain of 10, 15, 20, 25, 30, 35, 40, 45, or 50 years. If you do not select a certain period we will use a life annuity payment plan with a 10 year period certain. If the Annuitant dies after the Annuity Commencement Date, AND Monthly Income Payments were being made under a life annuity payment plan with a period certain, payments will continue to be made to the named Beneficiary(ies) until the end of the period certain. For instance, if Monthly Income Payments are being paid under a life annuity payment plan with a period certain of 20 years and the Annuitant dies in the 10th year of Monthly Income Payments, payments will continue to be made to the Annuitant's named Beneficiary(ies) for a period of 10 more years.

We determine your Monthly Income Payments based on the Calculated Level Monthly Benefit. The Calculated Level Monthly Benefit is derived from the Annual Variable Annuity Benefit. The Calculated Level Monthly Benefit is one-twelfth of the Annual Variable Annuity Benefit plus level interest over a twelve-month period. The interest rate for each Annuity Year is the rate we declare for a twelve-month certain single premium immediate fixed annuity, as of the Annuity Commencement Date or applicable Annuity Commencement Date Anniversary, for this contract.


The dollar amount of the first Annual Variable Annuity Benefit is a function of:

  . the amount of your Annuity Commencement Value; and

  . the annuity purchase rates shown in your contract.


The annuity purchase rates vary based on the age (and, for certain contracts, gender) of the Annuitant(s) as well as the certain period that was selected. Generally, the longer the life expectancy of the Annuitant(s) or the longer the certain period selected, the smaller the first Annual Variable Annuity Benefit will be. The benefit is calculated by:


  (1) dividing the Annuity Commencement Value (less any applicable premium tax) being applied by $1,000; and

  (2)  multiplying the result by the applicable annuity purchase rate.

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This amount is "applied" to "acquire" Annuity Units. We determine the number of
Annuity Units credited to a contract by dividing the dollar amount of the first Annual Variable Annuity Benefit by the Annuity Unit value for the Valuation Period ending on the Annuity Commencement Date (or the first Valuation Period ending after the Annuity Commencement Date if the Annuity Commencement Date falls on a date when the New York Stock Exchange is closed or the Total Return Fund of GE Investments Funds, Inc. does not value its shares). The value of your Annuity Units changes daily as a result of the investment performance of the Subaccount.


We determine the dollar amount of each subsequent Annual Variable Annuity Benefit on each anniversary of the Annuity Commencement Date by multiplying the Annuity Unit value for the Valuation Period (or the first Valuation Period ending after the Annuity Commencement Date if the anniversary of the Annuity Commencement Date falls on a date when the New York Stock Exchange is closed or on a date when the Total Return Fund of GE Investments Funds, Inc. does not value its shares) by the number of Annuity Units credited to the contract.


The Annuity Unit value equals (a) x (b) where:

  (a) equals the Annuity Unit value for the preceding Valuation Period; and

  (b) equals (i) x (ii) where:

   (i) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (ii) is an assumed discount rate equal to .99990575 raised to a power equal to the number of days in the Valuation Period.

If the Guaranteed Minimum Income Payment does not apply and the net investment return for the Subaccount over an Annuity Year is equal to 3.5% (the interest rate we use in calculating the amount of the Annual Variable Annuity Benefit), the Annual Variable Annuity Benefit for that Annuity Year will equal the benefit for the prior year. To the extent that such net investment return exceeds 3.5% for an Annuity Year, the Annual Variable Annuity Benefit for that Annuity Year will be greater than the benefit for the prior year. To the extent that such net investment return falls short of 3.5% for an Annuity Year, the Annual Variable Annuity Benefit for that Annuity Year will be less than the benefit for the prior year.


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Guaranteed Minimum Income Payments

IF THE GUARANTEED MINIMUM INCOME PAYMENT IS IN EFFECT

If you meet the conditions required under the contract for receipt of Guaranteed Minimum Income Payments (that is, within the time allowed, you paid all your Scheduled Installments and repaid the amount of any withdrawal received from the Subaccount plus interest), your Monthly Income Payments after the Annuity Commencement Date will be at least equal to the Guaranteed Minimum Income Payments.


You may elect to forego Income Payments and receive the value of the contract on or before the Annuity Commencement Date in the form of a lump sum payment. If you intend to receive a lump sum on or before the Annuity Commencement Date, this contract may not be suitable for your needs. Please consult your advisor as to the suitability of this contract. We offer other contracts with various fees and charges that may be more appropriate for you if you intend to receive your Contract Value on the Annuity Commencement Date.


We will calculate your initial Calculated Level Monthly Benefit as discussed above under the "Benefits at Annuity Commencement Date" provision. If the initial Monthly Income Payment is less than the Guaranteed Minimum Income Payment, your initial Monthly Income Payment will equal the Guaranteed Minimum Income Payment. If this occurs, we will track the difference in the Adjustment Account that we establish on the Annuity Commencement Date. The value of the Adjustment Account will equal the greater of (a) and (b), where:

  (a) is zero (0); and

  (b) is 12 times the Guaranteed Minimum Income Payment minus 12 times the initial Calculated Level Monthly Benefit.

Monthly Income Payments will remain constant for an Annuity Year. At the beginning of each subsequent Annuity Year, we will determine the amount of the Monthly Income Payments for that Annuity Year.

For Monthly Income Payments after the first Annuity Year, the actual payment is the greater of (a) and (b), where:

  (a) is the subsequent Calculated Level Monthly Income Benefit minus 1/12 of any value in the Adjustment Account as of the date of the last Monthly Income Payment; and

  (b) is the Guaranteed Minimum Income Payment.


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For subsequent Monthly Income Payments after the first Annuity Year, the value of the Adjustment Account will be the greater of (a) and (b), where:

  (a) is zero (0); and

  (b) is the value of the Adjustment Account as of the date that we determined the last Monthly Income Payment, plus 12 times the actual subsequent Monthly Income Payment, minus 12 times the subsequent Calculated Level Monthly Benefit.

In other words, you will not receive any of the Subaccount's gain until you have paid back the Adjustment Account.

IF THE GUARANTEED MINIMUM INCOME PAYMENT IS NOT IN EFFECT

If the Guaranteed Minimum Income Payment is not in effect you may still receive Income Payments or elect to forego Income Payments and receive the value of the contract on or before the Annuity Commencement Date in the form of a lump sum payment. If you elect to receive Income Payments, your actual Income Payments will be in the form of an annual variable Income Payment similar to a variable Income Payment described above under the "Benefits at Annuity Commencement Date" provision. There will be no Adjustment Account established.


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Optional Payment Plans

You may apply your Death Benefit proceeds or your Surrender Value to an Optional Payment Plan. If you surrender the contract and select Plan 1, Plan 2 (with a certain period of 10 or more years), or Plan 5, then the amount applied to the Optional Payment Plan is the Contract Value, which includes any applicable Market Value Adjustment, minus any premium tax (i.e., the Surrender Value with the surrender and access charge added back in).


The amount we apply to calculate Income Payments is net of premium tax. During the Annuitant's life, you (or the Designated Beneficiary at your death) can choose an Optional Payment Plan. If you change a Designated Beneficiary, your Optional Payment Plan selection will remain in effect unless you make a new selection. Any election or change in an Optional Payment Plan must be sent to our Home Office in a form acceptable to us. We do not allow any changes after Income Payments begin. If an Optional Payment Plan has not been chosen at the death of the Annuitant or Owner, your Designated Beneficiary can choose an Optional Payment Plan when we pay the Death Benefit. If the Designated Beneficiary is the surviving spouse of the deceased person and a Joint Annuitant, no Death Benefit is payable and the contract will continue with the surviving spouse as sole Owner and Annuitant. See "The Death Benefit" provision in this prospectus.


We will make Income Payments under one of the Optional Payment Plans annually. The amount of each payment under an Optional Payment Plan must be at least $100. Payments made under an Optional Payment Plan at the death of any Owner (or the Annuitant if the Owner is a non-natural person), must conform to the rules in the "Death Benefit" provisions.

We may make an age adjustment to determine the amount of the Income Payments. We will adjust the age according to the age adjustment table shown in your contract.


Fixed Income Payments. We will transfer proceeds applied to a fixed income option to our General Account. Payments made will equal or exceed those required by the state where we deliver the contract. We determine fixed Income Payments on the date we receive due proof of the Owner's death or on surrender. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

Variable Income Payments. We will transfer proceeds applied to a variable income option to the Subaccount. Your Income Payments, after the first payment, will reflect the investment experience of the Subaccount. No minimum amount is guaranteed. Income Payments begin after the date we receive due proof of any Owner's death or a surrender. We will calculate your variable Income Payments in the manner described above under the "Benefits at Annuity Commencement Date" provision of this prospectus.


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


Optional Payment Plans. The contract provides five Optional Payment Plans, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 are also available on a variable basis. If any payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Guaranteed amounts payable are determined assuming an interest rate of 3.5% compounded yearly. We may increase this rate and the amount of any payment. Following are explanations of the Optional Payment Plans available.


  Plan 1 -- Life Income with Period Certain. This option guarantees annual payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. Payments are determined according to the table in the Monthly Income Benefit section of your contract. We determine the guaranteed amounts payable under the plan. The payee selects the designated period. If the payee dies during the minimum period, we may offer to pay the discounted sum of the remaining guaranteed payments in one payment.


  Plan 2 -- Income for a Fixed Period. This option guarantees annual payments for a fixed period not longer than 30 years. Payments will be made according to the table in your contract. If the payee dies, we may offer to pay the discounted amount of the remaining guaranteed payments in one payment.


  Plan 3 -- Income of a Definite Amount. This option provides annual payments of a definite amount to be paid. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If we increase the interest rate on amounts payable above the guaranteed rate, we will extend the payment period. If the payee dies, we may offer to pay the amount of the remaining proceeds with earned interest in one payment.

  Plan 4 -- Interest Income. This option provides for annual payments of interest earned from the proceeds left with us. Payments will begin at the end of the first period chosen. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one payment.

  Plan 5 -- Joint Life and Survivor Income. This option provides for us to make annual payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we may offer to pay the discounted amount of the remaining payments for the 10-year period in one payment.

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Federal Tax Matters


INTRODUCTION

This part of the prospectus discusses the Federal income tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.


TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.


Tax Deferral on Earnings. The Federal income tax law does not tax any increase in an Owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply. Such requirements include that:


  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);


  . the investments of the Variable Account must be "adequately diversified" in accordance with regulations of the Internal Revenue Service ("IRS"); and


  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.


Contracts Not Owned by an Individual -- No Tax Deferral and Loss of Interest Deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the excess of the annual increase in Contract Value over the annual Purchase Payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the Owner is currently taxable on the contract's earnings.


There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.


In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its


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deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural Owner (entity) is taxable on the annual increase in the Contract Value in excess of the Purchase Payments made that year. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax advisor.


Investments in the Variable Account Must be Diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of a separate account such as the Variable Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Variable Account are adequately diversified. If the Variable Account fails to comply with these diversification standards, the Owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of the Total Return Fund of GE Investments Funds, Inc. (we only indirectly control such investments through an affiliated company), we expect that the Total Return Fund of GE Investments Funds, Inc. will comply with IRS regulations so that the Variable Account will be considered "adequately diversified."

Age at which Annuity Payouts Must Begin. Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments paid and earnings. If annuity payments begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.


No Guarantees Regarding Tax Treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.


Partial Withdrawals and Surrenders. A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent of the gain in your contract, i.e., the excess of your Contract Value before the partial withdrawal over your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.



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A surrender occurs when you receive the total amount of the contract's
Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."


Your "investment in the contract" generally equals the total of your Purchase Payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income. In applying the above rules, it is possible that certain additional amounts could be included in the gain under your contract for purposes of determining the tax treatment of withdrawals, e.g., amounts attributable to the Guaranteed Minimum Income Payment feature of the contract or to benefits under the Waiver of Scheduled Purchase Payment Upon Disability Rider.


Assignments and Pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a Contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract" (as defined above). In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.


Taxation of Annuity Payouts. The Code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your annuity payout.

Pursuant to the Code, you will pay tax on the full amount of your annuity payouts once you have recovered the total amount of the "investment in the contract." If annuity payouts cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The Owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Plan 3 if the payee is at an advanced age, such as age 80 or older.

Taxation of Death Benefits. We may distribute amounts from your contract because of the death of an Owner, a Joint Owner, or if an Owner is a non-natural person, an Annuitant. The tax treatment of these amounts depends on whether the Owner, Joint Owner, or Annuitant dies before or after the contract's Annuity Commencement Date.



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  .  Before the Contract's Annuity Commencement Date. The Death Benefit is
     taxed in the same manner as annuity payouts, if the Death Benefit is received under an annuity payout option.


   If not received under an annuity payout option, Death Benefits are taxed in the same manner as a withdrawal.

  . After the Contract's Annuity Commencement Date. The Death Benefit is excludable from income to the extent that it does not exceed the unrecovered "investment in the contract, provided the Death Benefit is received in accordance with the existing annuity payment option." All annuity payouts in excess of the unrecovered "investment in the contract" are includible in income.


   The tax law imposes tax on Death Benefits received in a lump sum to the extent that they exceed the unrecovered "investment in the contract" at the time of payment.

Penalty Taxes Payable on Partial Withdrawals, Surrenders, or Annuity Payouts. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals, surrenders or annuity payouts that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  . you receive as a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.


  .  are received on or after the death of the Owner; or


Special Rules if You Own More Than One Contract. In certain circumstances, you must combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example:


  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;


  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.


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The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a withdrawal or an annuity payout that you must include in income; and

  .  the amount that might be subject to a penalty tax.

Tax Treatment of Rider Benefits. The contract may be issued with certain riders, i.e., the Waiver of Scheduled Purchase Payment Upon Unemployment Rider, Waiver of Scheduled Purchase Payment Upon Disability Rider, and Waiver of Scheduled Purchase Payment Joint Annuitant Life Rider, that provide benefits upon unemployment, disability, or death. These benefits include the waiver of Scheduled Installments relating to entitlement to Guaranteed Minimum Income Payments, and also certain increases in annuity payments that are calculated on the Annuity Commencement Date.


The tax treatment of these benefits is not clear in all instances. For example, while benefits received under the Waiver of Scheduled Purchase Payment Upon Unemployment Rider will be taxable, there is uncertainty regarding the amount and timing of the taxation of benefits under this rider. We believe that benefits from this rider should be taxable upon the Annuity Commencement Date, but it is possible that amounts could be subject to tax earlier. The investment in the contract generally would be increased by any amount that is taxable.

With respect to the Waiver of Scheduled Purchase Payment Upon Disability Rider and Waiver of Scheduled Purchase Payment Joint Annuitant Life Rider, a portion of benefits may be excludable from income. There is uncertainty, however, regarding the scope of any available exclusion, as well as the time when any non-excludable benefits would be subject to tax.

We will tax report that portion of any benefit payment which we believe is subject to tax with respect to all the rider benefits.

Section 1035 Exchanges. Under section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.


Upon death of a non-spousal Joint Owner, the Contract provides the surviving Joint Owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under section 1035.


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QUALIFIED RETIREMENT PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We do not currently offer all of the types of Qualified Contracts described, and may not offer them in the future. Prospective purchasers should contact our Home Office to learn of the availability of Qualified Contracts at any given time.


The Federal income tax rules applicable to qualified plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified plans and individual retirement arrangements. Persons intending to use the contract in connection with a qualified plan should obtain advice from a tax advisor.


Types of Qualified Contracts. Some of the different types of Qualified Contracts include:

  . Individual Retirement Accounts and Annuities ("Traditional IRAs");


  . Roth IRAs;


  . Simplified Employee Pensions ("SEPs");


  . Savings Incentive Matched Plan for Employees ("SIMPLE plans" including
    "SIMPLE IRAs");


  . Public school system and tax-exempt organization annuity plans ("403(b) plans");


  . Qualified corporate employee pension and profit-sharing plans ("401(a) plans"), including "401(k) plans" and qualified annuity plans ("403(a) plans");


  . Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans"); and


  . Deferred compensation plans of state and local governments and tax-exempt organizations ("457 plans").


Terms of Qualified Plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified plan, we will amend a contract as generally necessary to conform to the requirements of that type of plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.




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Guaranteed Minimum Income Payments. Distributions from Qualified Contracts generally must satisfy certain required "minimum distribution rules." It is unclear whether variable annuity payments subject to the contract's Guaranteed Minimum Income Payments feature will satisfy these rules. As a result, the availability of such payments could cause the disqualification of a Qualified Contract, which could result in increased taxes to the Owner. We reserve the right to limit the availability of such payments, or to modify such payments, as necessary to preclude any such disqualification.


Treatment of Qualified Contracts Compared with Non-Qualified Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:


  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of Purchase Payments and the time at which Purchase Payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of Purchase Payments made to Qualified Contracts;

  . the Code does not allow a deduction for Purchase Payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for Purchase Payments made to a Qualified Contract.

The Federal income tax rules applicable to qualified plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of Purchase Payments that can be made, and the tax deduction or exclusion that may be allowed for the Purchase Payments. These limits vary depending on the type of qualified plan and the circumstances of the plan participant, e.g., the participant's compensation.


Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the Owner must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" generally do not apply to a Roth IRA.


Amounts Received Under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase Payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you must include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received

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from a Roth IRA after 2002 if certain conditions are satisfied. Additional
Federal taxes may be payable in connection with a Qualified Contract. For example, failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

Federal Penalty Taxes Payable on Distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:

  . received on or after the Owner reaches age 59 1/2;

  . received on or after the Owner's death or because of the Owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments for the life
    (or life expectancy) of the taxpayer; or

  . received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Moving Money from One Qualified Contract or Qualified Plan to Another. Rollovers and Transfers: In many circumstances you may move money between Qualified Contracts and qualified plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions, for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified advisor before you move or attempt to move funds between any Qualified Contract or plan and another Qualified Contract or plan.

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Direct Rollovers. The direct rollover rules apply to certain payments (called
"eligible rollover distributions") from section 401(a) plans, section 403(a) or
(b) plans, H.R. 10 plans, governmental section 457(b) plans, and Qualified Contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or other section 457 plans). The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the Owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.


Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a withdrawal, surrender, or annuity payout, we will send you forms that explain the withholding requirements.


STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.


TAX STATUS OF THE COMPANY

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Variable Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Variable Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Variable Account, we may impose a charge against the Variable Account to pay the taxes.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

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Voting Rights

As required by law, we will vote shares of the Total Return Fund of GE Investments Funds, Inc. held by the Subaccount attributable to Owners at special shareholder meetings based on instructions from you. The voting will be done according to your instructions if you have Subaccount Value or are receiving variable Income Payments. However, if the law changes and we are allowed to vote in our own right, we may elect to do so.


Before the Annuity Commencement Date, we will determine the number of votes which an Owner has the right to cast by dividing the value in the Subaccount by the net asset value of the Total Return Fund of GE Investments Funds, Inc. In determining the number of votes, we will recognize fractional shares. On or after the Annuity Commencement Date, an Owner's voting interest, if any, is determined by dividing the dollar value of the liability for future variable Income Payments to be paid from the Subaccount by the net asset value of the Total Return Fund of GE Investments Funds, Inc. We will designate a date for this determination not more than 90 days before the shareholder meeting.

We will vote shares of the Total Return Fund of GE Investments Funds, Inc. for which no timely instructions are received in the same proportion as those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever the Total Return Fund of GE Investments Funds, Inc. calls a shareholders meeting, Owners with voting interests in the Total Return Fund of GE Investments Funds, Inc. will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Total Return Fund of GE Investments Funds, Inc. will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.


Since the Total Return Fund of GE Investments Funds, Inc. may engage in shared funding, other persons or entities besides us may vote shares of the Total Return Fund of GE Investments Funds, Inc. See "The Variable Account" provision in this prospectus.

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Requesting Payments

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Subaccount within seven days after receipt at our Home Office of a request in good order for a partial withdrawal or surrender. We also will ordinarily make payment of lump sum Death Benefit proceeds from the Subaccount within seven days from the receipt of due proof of death. We will determine the payment amount as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death.


In most cases, when we pay Death Benefit proceeds in a lump sum, we will pay these proceeds either:

  (1)  to your Designated Beneficiary directly in the form of a check; or

  (2) by establishing an interest bearing account for the Designated Beneficiary called the "GE Secure Access Account" in the amount of the Death Benefit proceeds payable.


When establishing the GE Secure Access Account we will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the Death Benefit proceeds payable. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the Designated Beneficiary with regard to the form of Death Benefit payment, we will automatically establish the GE Secure Access Account.

We may delay making a payment from the Subaccount or applying Subaccount Value to a payment plan if:

  (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

     . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Variable Account's assets is not reasonably practicable);

     . the New York Stock Exchange is closed for other than a regular holiday or weekend;

     .  trading is restricted by the Securities and Exchange Commission; or

  (2) the Securities and Exchange Commission, by order, permits postponement of payment to protect our Owners.


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We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

State law requires that we reserve the right to defer payments from the Guarantee Account and the Immediate Installment Account for a withdrawal or surrender for up to six months from the date we receive your payment request.

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Sales of the Contract

Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) ("Capital Brokerage") is the distributor and principal underwriter of the contracts. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 6630 W. Broad Street, Richmond, Virginia 23230. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 ("1934 Act") as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. ("NASD").


Capital Brokerage offers the contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage and its registered representatives is available at http:/www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage are also licensed as insurance agents in the states in which they do business and are appointed by the Company.


We pay commissions and other marketing related expenses associated with the promotion and sales of the contracts to Capital Brokerage. The amount of the commission varies but is not expected to exceed approximately 15% of your first year Scheduled Purchase Payments and 6% of your Flexible Purchase Payments. We may, on occasion, pay a higher commission for a short period of time as a special promotion. We pay commissions either as a percentage of Purchase Payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or in some cases, a combination of both. The commission or a portion of it will be returned to us if the contract is surrendered during the first Contract Year.


The amount of commissions we pay may vary based on the optional benefits an Owner may elect when he or she purchases the contract. We may offer a range of initial commission and trail commission options (which will take into account, among other things, the length of time Purchase Payments have been held under the contract, Contract Values, and elected features and benefits).


When a contract is sold through a registered representative of Capital Brokerage, Capital Brokerage passes through a portion of the sales commission to the registered representative who sold the contract. Because registered representatives of Capital Brokerage are also agents of ours, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes, and awards.


Capital Brokerage may enter into selling agreements with other broker-dealers (including our affiliate, Terra Securities Corporation) registered under the 1934 Act to sell the contracts. Under these agreements, the commission paid to the broker-dealer


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


is not expected to exceed the amount described above. When a contract is sold through another broker-dealer, Capital Brokerage passes through the entire amount of the sales commission to the selling broker-dealer; that broker-dealer may retain a portion of the commission before it pays the registered representative who sold the contract.


We also may make other payments for services that do not directly involve the sales of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.


We intend to recover commissions, marketing, administrative and investment expenses and costs of contract benefits through fees and charges imposed under the contracts. Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to the Variable Account.


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Additional Information

OWNER QUESTIONS

The obligations to Owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.


RETURN PRIVILEGE

Within the 15-day free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to our Home Office at:


                 Annuity New Business


                 6610 W. Broad Street


                 Richmond, Virginia 23230


If you cancel your contract, it will be void. Unless state law requires that we return your Purchase Payments, the amount of the refund you receive will equal your Contract Value and any rider Purchase Payments received plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your Purchase Payments, the amount of the refund will equal the Purchase Payments made less any withdrawals you previously made. In certain states, you may have more than 15 days to return the contract for a refund.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Variable Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the Contract Value in the Subaccount and/or the Guarantee Account. The report also will show Purchase Payments and charges made during the statement period. We also will send you an annual and a semi-annual report for the Total Return Fund of GE Investments Funds, Inc., as required by the 1940 Act. In addition, when you make Purchase Payments or withdrawals, you will receive a written confirmation of these transactions.


OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the 1933 Act, for the contracts being offered here. This prospectus does not contain all the information in


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the Registration Statement, its amendments and exhibits. Please refer to the
Registration Statement for further information about the Variable Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.


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GE Life and Annuity Assurance Company

BUSINESS

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 to The Life Insurance Company of Virginia. General Electric Capital Corporation ("GE Capital") acquired us from Aon Corporation on April 1, 1996. GE Capital subsequently contributed the Company to its wholly owned subsidiary, GE Financial Assurance Holdings, Inc. ("GE Financial Assurance") and ultimately the majority of the outstanding common stock to General Electric Capital Assurance Company ("GECA"). As part of an internal reorganization of GE Financial Assurance's insurance subsidiaries, The Harvest Life Insurance Company ("Harvest") merged into the Company on January 1, 1999. At this time we were renamed GE Life and Annuity Assurance Company. Harvest's former parent, Federal Home Life Insurance Company ("Federal"), received common stock of the Company in exchange for its interest in Harvest.


We principally offer annuity contracts, GICs and funding agreements, and life insurance. We do business in the District of Columbia and all states except New York. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230.


We are one of a number of subsidiaries of GE Financial Assurance, a holding company that, through its subsidiaries, provides consumers financial security solutions by selling a wide variety of insurance, investment and retirement products and income protection packages in North America and Asia. GE Financial Assurance's product offerings are divided along four major segments of consumer needs:


  (1) Wealth Accumulation and Transfer,


  (2) Mortgage Insurance,


  (3) Lifestyle Protection and Enhancement, and


  (4) Auto and Home Insurance.


As an integral part of GE Financial Assurance, we are able to leverage the strengths of a global organization. We do so to offer consumers a wide variety of products through the convenience of diverse distribution channels. In addition, we are able to utilize GE Financial Assurance's centers of excellence to provide world class customer service within a competitive cost structure.

OWNERSHIP

GE Financial Assurance indirectly owns approximately ninety-seven percent of our outstanding common stock. The stock is owned directly by General Electric Capital Assurance Company ("GE Capital Assurance") and by Federal. Both GE Capital Assurance, which directly owns approximately eighty-five percent of our outstanding common stock, and Federal, which owns approximately twelve percent of our outstanding common stock, are indirectly owned by GE Financial Assurance. The

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


remaining shares of our outstanding common stock are owned by Phoenix Home Life Mutual Insurance Company, Inc. ("Phoenix"). All of our outstanding non-voting preferred stock is owned by GE Financial Assurance. GE Financial Assurance is a wholly-owned subsidiary of GE Capital which in turn is wholly owned, directly or indirectly, by General Electric Company ("GE").


None of GE Capital Assurance, Federal, Phoenix, GE Financial Assurance, GE Capital, or GE guarantees the Contract.

GENERAL

Our products are divided along two of GE Financial Assurance's four major segments of consumer needs:


  . Wealth Accumulation and Transfer, and

  . Lifestyle Protection and Enhancement.

Our principal product lines under the Wealth Accumulation and Transfer segment are:

  . deferred annuities (variable and fixed);

  . guaranteed investment contracts, or GICs, and funding agreements; and

  . life insurance (universal, variable, and ordinary).

Customers use Wealth Accumulation and Transfer products as vehicles for accumulating wealth, often on a tax-deferred basis, providing income during retirement, transferring wealth to beneficiaries, or providing a means to replace the insured's income in the event of premature death.

Our principal product line under the Lifestyle Protection and Enhancement segment is accident and health insurance. Customers use Lifestyle Protection and Enhancement products to protect their income and assets from the adverse economic impacts of significant health care costs or other unanticipated events that cause temporary or permanent loss of earnings capabilities.


We currently distribute our products through two primary distribution channels:

  . intermediaries; and

  . career or dedicated sales forces.

STRATEGY

We believe that the following trends have increased and will continue to increase the demand for innovative products and services to solve individual financial challenges:

  . changes in demographics such as the increased number of baby boomers entering middle and late middle age;


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


  . longer life expectancies due to healthy lifestyles and medical advances;



  . the reduction in government- and employer-sponsored benefit programs; and

  . the continuing need for estate planning for the most affluent group of retirees in history.

Our strategy, which is integrated with the strategy of GE Financial Assurance's other insurance companies, is designed to meet the financial needs of these trends by offering a broad array of products and services through our two primary channels of distribution.

Our approach to this opportunity is to maintain product and distribution capabilities designed to deliver innovative products and services to help consumers invest, protect and retire. Most of our products are targeted at middle- to upper-income consumers. To date, we have operated entirely in the United States.


Our strategy is to be a consumer financial solutions provider through:

  . intense customer focus;

  . expansion of product and distribution channels through core business growth and acquisitions; and


  . cost and speed competitiveness.


These elements are further supported by a strong foundation of operating fundamentals. Our strategy consists of the following four elements:

Customer Focus. We focus on two sets of customers on two fronts:

  (1)consumers, and


  (2)distribution partners/producers.


Our core concept is to be customer needs driven and to simplify consumers' financial lives. To accomplish this, we offer not only products but also financial planning tools and education to enable personalized solutions that provide options and choices for consumers and their advisors. By providing financial solutions for every stage of a consumer's life, either directly or through our affiliates, we believe we will differentiate ourselves from our competitors and create an affinity with customers that will translate into lifetime relationships. In addition, we focus on continuously expanding the support services and technology offered to our distribution channels.

Growth. This element begins with our focus on driving core business growth, building our distribution capabilities, and maintaining a broad range of fresh, innovative products and services. We focus on key customer groups and distribution channels that are well positioned to maximize marketplace penetration. We believe that our customers are becoming increasingly sophisticated in assessing their needs for savings, insurance and retirement. Our products and services are designed to meet needs based on input from consumers and the distributors who service them. To enable us to obtain this input, we endeavor to create and maintain direct contact with our key consumer groups, as well as the distributors who service them. We see branding as increasingly important in the competitive financial security industry. We therefore actively promote the GE brand, which is highly attractive to consumers and distributors.


Our distribution strategy is focused on penetrating our targeted markets through two types of distribution methods:

  . intermediaries; and

  . career or dedicated sales forces.

Through each distribution method, we believe core growth will be driven by the following factors:

  . strong product development;

  . disciplined marketing and sales;

  . expansion of specific distribution relationships; and

  . selective cross-marketing of products.

In addition, we believe our commitment to e-commerce has allowed us to capitalize on two fundamental opportunities to further accelerate our growth:

  (1) making our existing businesses and ways of serving consumers more effective by being faster and more cost efficient; and


  (2) creating entirely new product and service capabilities or processes to build new ways of reaching consumers and our distributors.


Although our primary focus will be on increasing our sales of existing products by enhancing our marketing, sales, new product development and service capabilities, and driving distribution efficiency, we will continue to consider opportunities to enter new markets. We believe entry into these new markets will be accomplished through:


  . development of new products for sale through existing channels;

  . development of new products to serve new channels;

  . creation of new distribution segments; and


  . alliances with entities with presence in attractive markets or distribution channels.



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Cost and Speed Competitiveness.  We recognize that consolidation in the financial services industry will create fewer, but larger, competitors. Our ability to effectively compete will be dependent upon many factors, including our ability to maintain operating scale and reduce our expenses through areas such as eliminating duplicate functions, utilizing affiliates in lower cost locations (such as India) to centralize back office processes, leveraging buying power and the use of enhanced technology. In addition, we believe the speed and responsiveness of business processes is critical to being competitive. Our continued commitment to integrating GE Financial Assurance's life insurance and other financial institution acquisitions into platforms with common information systems is designed to create a competitive advantage in the marketplace. While we believe that the diversity of GE Financial Assurance's distribution channels is also a competitive advantage, we recognize the need to coordinate our efforts with our affiliates to provide a unified face to our customers and distributors. We are committed to service excellence through the implementation of quality initiatives and technology to provide timely and efficient response to all consumer inquiries, needs and requests. In addition, we are continuously analyzing means by which we can digitize and e-enable processes. We believe the benefits from this initiative include improved customer service, expanded product and service offerings, and increased operating efficiency for both our customers and us. We believe that our continued success will be predicated upon our ability to achieve game-changing efficiencies through the use of new technologies, digital processes and the Internet.


Strong Foundation of Operating Fundamentals. Our dedication to providing quality products to our customers rests on maintaining a strong risk management, compliance, and controllership focus. We believe this focus provides a solid foundation for our successful execution of our business strategy. We believe risk management, compliance, and controllership processes and practices have been a long-standing strength of ours. We have developed processes and practices appropriate for our operating businesses by leveraging the experience of the GE system.



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Products



WEALTH ACCUMULATION AND TRANSFER PRODUCTS

Deferred Annuities

Premiums related to single and flexible premium deferred annuities are reported as deposit liabilities in accordance with U.S. generally accepted accounting principles ("GAAP").

Fixed Annuities. Our deposit liabilities for fixed annuities for the years ended December 31, 2001, 2000, and 1999 were $1,030 million, $1,158 million, and $1.537 million, respectively. Our deposits received for these same periods were $99.2 million, $1.2 million and $5.5 million, respectively. A fixed single premium deferred annuity ("SPDA") provides for a single premium payment at time of issue, an accumulation period, and an annuity payout period at some future date. A flexible premium deferred annuity ("FPDA") provides the same features but allows the owner to make additional payments into the contract. Initially, we credit the account value of the annuity with interest earnings at a current interest rate (the crediting rate) that is guaranteed for a period of one to five years. After this period, the crediting rate is subject to change based on prevailing market rates and product profitability. Each contract also has a minimum guaranteed rate. The accrual of interest during the accumulation period is on a tax-deferred basis to the contractholder. After the number of years specified in the annuity contract, the annuitant may elect to take the proceeds of the annuity as a single payment, a specified income for life, or a specified income for a fixed number of years. The owner is permitted at any time during the accumulation period to withdraw all or part of the premium paid plus the amount credited to his account subject to contract provisions.


At least once each month, we establish an interest-crediting rate for our new fixed SPDA policies and new deposits into FPDA policies. In determining our interest-crediting rate on new deposits, management considers our competitive position, prevailing market rates, and the profitability of the annuity product. After contract issue, we maintain the initial crediting rate for a minimum period of one year. Thereafter, we may adjust the crediting rate not more frequently than once per year for a given contract. Interest rates credited on our in-force SPDA and FPDA policies ranged from 3.5% to 6.1% during 2001. All of our annuity products have minimum guaranteed crediting rates ranging from 3.5% to 4.0% for the life of the contract.


Variable Annuities. A variable annuity has an accumulation period and a payout period. The main difference from fixed annuities is that the contractholder can place all or a portion of their premiums in a separate account maintained for variable


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annuities. These accounts are distinct from our general assets and liabilities.
Assets held in separate accounts supporting variable annuity contracts, as well as variable life insurance policies, aggregated $8,994 million, $10,393 million and $9,246 million, at December 31, 2001, 2000, and 1999, respectively. Our deposit liabilities not held in the separate account for variable annuities (i.e., amounts included in future annuity and contract benefits on the Consolidated Balance Sheets) were $1,319 million, $541 million and $673 million for December 31, 2001, 2000 and 1999, respectively. Our deposits received for variable annuities during these same periods were $2,279 million, $3,152 million, and $2,442 million, respectively.


Variable contractholders may elect to allocate their premiums among several investment subaccounts with varying degrees of risk and investment objectives. The cash surrender value of a variable annuity contract depends on the age of the policy and the performance of these subaccounts, which the contractholder may reallocate from time to time. There is no guaranteed minimum rate in the subaccount components of variable annuity contracts. Similarly, during the variable annuity's payout period, the payments distributed to the annuitant may fluctuate with the performance of the subaccounts selected by the owner. A fixed payout may also be available depending upon individual contract provisions. Variable annuities provide us with fee-based revenue in the form of mortality and expense fees charged to the contractholder's account.


GICs and Funding Agreements

Our deposit liabilities for GICs and funding agreements for the years ended December 31, 2001, 2000, and 1999 were $5,960 million, $5,568 million, and $4,174 million, respectively. Our deposits received for these same periods were $1,547 million, $1,904 million, and $2,057 million, respectively.


GICs are deposit-type products that provide a guaranteed return on a fixed or indexed basis to the contractholder. GICs are purchased by Employee Retirement Income Security Act ("ERISA") qualified defined contribution plans. These plans include 401(k) plans where plan participants elect a stable value option. Funding agreements operate substantially similarly to GICs. Funding agreements are purchased by institutional accredited investors for various kinds of funds and accounts that are not ERISA qualified. Money market funds, bank common trust funds, and other corporate and trust accounts are examples of purchasers of funding agreements. Nearly all of our funding agreements are on a floating-rate basis, which means interest is credited to them on an indexed basis.

GICs typically credit interest at a fixed interest rate that is determined by market conditions. GICs also have a fixed maturity typically ranging from 2 to 6 years. Both rates and maturities are set at the time of sale. Substantially all GICs allow for the payment of benefits at contract value to ERISA plan participants in the event of death, disability, retirement, or change in investment election. We underwrite these risks before issuing a GIC to a plan. In addition, we require plans buying our GICs to

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have certain restrictions on participant transfers to money market and similar funds in order to reduce disintermediation risk. Contractholders can also terminate our GICs prior to their maturity. However, they can only be terminated after an adjustment to the contract value for changes in the level of interest rates and the application of a significant penalty.

Our floating-rate funding agreements credit interest at a rate that is indexed to an external index typically the London Interbank Offered Rate. These contracts are typically renewed annually. However, we can terminate the funding agreement after giving notice within the contract's specified notice period. Contractholders are also able to terminate after giving notice within the specified notice period. This notice period is generally 90 days or less. The aggregate amount of our outstanding funding agreements with put option features was approximately $2,325 million as of December 31, 2001. We have established a line of credit with GNA Corporation, an indirect parent, to provide liquidity in the event of an unusual level of early terminations. We also have issued $685 million of longer term funding agreements. These contracts have maturities of 2 to 7 years from time of placement and contain no early termination provision.


Life Insurance

Our annualized premiums of life insurance in-force for the years ended December 31, 2001, 2000, and 1999 were $238.8 million, $265.9 million, and $271.5 million, respectively. First year premiums received for these same periods were $37.5 million, $47.3 million, and $37.2 million, respectively. We predominantly offer "permanent" life insurance as opposed to "term" life insurance. Term life insurance provides life insurance protection for a limited time, and a death benefit is paid only if the insured dies during the specified term. Our permanent life insurance products provide protection for the entire life of the insured and allow for cash value accumulation. These products include variable life, interest-sensitive whole life insurance ("ISWL"), and universal life insurance ("UL").


Our life insurance policies provide a death benefit payable upon death of the insured. Owners of permanent insurance pay premiums that are applied to account value, net of any expense charges. We deduct cost of insurance charges, which vary by age, gender, plan and class of insurance from the account value. We determine our cost of insurance each year in advance, which is subject to a maximum stated in each policy. The owner may access account value through policy loans, partial withdrawals, and full surrender of the policy. Some withdrawals and surrenders are subject to surrender charges.

We credit the account value for ISWL and UL policies with interest at an interest rate we determine in advance and generally guarantee for a policy year at a time. Policies have a minimum credited interest rate, which varies by policy and ranges from 4.0% to 5.5%. ISWL and UL differ in two major ways. ISWL requires the contractholder to

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pay a fixed premium we determine each year, while UL allows a contractholder to determine the amount of premium to be paid, subject to certain minimum and maximum values. Also, the ISWL death benefit is fixed at issue, while the contractholder may decrease and (subject to evidence of good health) increase the death benefit on a UL policy.

The main difference between variable life insurance and variable UL from non-variable life insurance is that the policyholder can place all or a portion of their premiums in a separate account that is maintained for the relevant variable life insurance policies and that is distinct from our general assets and liabilities. Policyholders may elect to allocate their premiums among several investment subaccounts with varying degrees of risk and investment objectives. A variable life insurance policy's cash surrender value depends on the policy's age and the performance of these underlying funds. There is no guaranteed minimum rate in the subaccount components of variable life insurance. Variable life insurance policies provide us with fee-based revenue in the form of mortality and expense fees charged to the policyholder's separate account.

LIFESTYLE PROTECTION AND ENHANCEMENT PRODUCTS

Our principal product line under the Lifestyle Protection and Enhancement segment is accident and health insurance. Our annualized premiums for accident and health insurance for the years ended December 31, 2001, 2000, and 1999 were $60.2 million, $61.0 million, and $56.1 million, respectively.


We offer accident and health insurance products to individuals. We market accident and health products because we believe that offering a broad range of products is essential in order to be a preferred provider of benefits and to effectively meet the needs of employers and consumers.


PRODUCT/SERVICE CENTERS

Our primary product service centers for creating and servicing our products are as follows:

  . the annuity and GIC and funding agreement businesses operate primarily in Richmond, Virginia;

  . the life business operates primarily in Lynchburg, Virginia; and

  . the accident and health business operates primarily in Schaumburg, Illinois.


We leverage GE Financial Assurance's global presence to support these service centers through an affiliate's operations in India. The Indian operations provide call center support, internet assistance, and new business administration to promote cost efficiencies and to enhance customer service.

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Marketing and Distribution

We currently distribute our products through two primary channels:

  . intermediaries, such as brokerage general agencies ("BGAs"), banks, securities brokerage firms, financial planning firms, accountants, affluent market producers, and specialized brokers; and


  . career or dedicated sales forces.

GE Financial Assurance has developed a web portal called GEFinancialPro.com for our distribution channels and for those of our affiliates. This web portal improves productivity for financial intermediaries and agents by enabling business submissions, account tracking, and status updates through the Internet. In addition, GE Financial Assurance has developed The GE Financial Service site, GEFinancialService.com, for intermediaries and consumers. The GE Financial Service site provides similar services for these customers, giving them the ability to change everything from addresses to investment accounts online.


INTERMEDIARIES

Banks and Securities Brokerages. Banks and securities brokerage firms are a significant and growing distribution channel for our fixed and variable annuities, and life insurance products. Over the last few years, distribution of our products through securities brokerage firms has substantially increased primarily due to our distribution of variable annuity products through a large network of securities brokerage firms.

Approximately 30% of our variable product sales in 2001 were through two national stock brokerage firms. However, we do not believe that the loss of such business would have a long-term adverse effect on our business and operations due to our competitive position in the marketplace, the availability of business from other distributors, the growth of the independent broker-dealer and financial planner channels, and our mix and penetration of other products.


BGAs. We, as well as our affiliates, distribute many of our products through more than 200 independent insurance brokerage firms located throughout the United States. These BGAs market our products through approximately 135,000 licensed insurance agents or brokers, who also represent other companies. We believe our consistent commitment to this system has helped us earn a reputation as a leading provider of insurance products among BGAs.

Financial Planners, Accountants, and Affluent Market Producer Groups. We sell some of our products through financial planners, accountants, and affluent market producer groups. These groups emphasize providing investment and insurance products to one of our target customer groups. We believe that financial planners, accountants, and producer groups present an opportunity for growth within the intermediary distribution channel.


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Specialized Brokers. We also sell GICs and funding agreements through specialized GIC brokers, fund managers, employee benefit investment advisors, and directly to large employee benefit plans. We sell funding agreements directly, as well as through brokers, institutional accredited investors, and banks acting in a fiduciary capacity.


CAREER OR DEDICATED SALES FORCES

Our career or dedicated sales forces consist primarily of non-employees who sell our products on an exclusive basis. All non-employee dedicated sales force agents are affiliated with an insurance agency. We compensate dedicated sales forces primarily on a commission basis.

These agents develop customized solutions for customers' future financial requirements by using our annuity and life insurance products. They offer customers financial profiles to assist their understanding and development of financial objectives. They identify prospective customers through:

  . direct mail solicitation;

  . educational seminars;

  . policyholder referrals; and

  . targeted promotions linked to our national advertising campaigns.


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Competition

We operate in a highly competitive environment. We believe GE Financial Assurance has assembled a unique collection of products and distribution channels. However, there are competitors that also have assembled a similar array of financial products and have similar strategic goals. We believe that the principal competitive factors in the sale of insurance and annuity products are:

  . product features;

  . commission structure;

  . perceived stability of the insurer;

  . issuer financial strength ratings;


  . service;

  . name recognition;


  . price; and

  . cost efficiency.

Many other companies are capable of competing for sales in our target markets. Our ability to compete is affected in part by our ability to provide competitive products and quality service to the consumer, general agents, licensed insurance agents, and brokers. However, we believe that we compete primarily on the basis of our high level of customer focus, our brand and financial strength, and our competitively priced products.


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Risk Management, Compliance, and Controllership

We maintain a strong commitment to risk management, compliance, and controllership. We avail ourselves of the long-standing strength and experience of GE Capital and GE. The commitment to risk management, compliance, and controllership begins with the initial sales contact and extends through ongoing policy servicing at the customer level. Formal internal reviews of our product performance, administrative processes, pricing strategy, and competitive position are conducted on a periodic basis, occurring at least once a year. These reviews are completed by cross-functional teams and formally presented to senior management. We have obtained membership in Insurance Marketplace Standards Association, a voluntary membership organization dedicated to promoting high ethical standards in the sale of individual life insurance, long-term care insurance, and annuities. We have instituted company-wide compliance initiatives such as centralized complaint databases and agent complaint tracking and licensing. We are periodically examined by the insurance department of our domiciliary state (Virginia), by certain other states where we sell our products, and by the U.S. Securities and Exchange Commission. Where necessary, we respond to the relevant examination reports by implementing recommended changes.


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Underwriting

Our dedicated underwriting staff reviews and analyzes applications for most of our underwritten life insurance related products individually. The review and analysis is conducted based on standardized underwriting guidelines and procedures. After initial processing, each file is reviewed and additional information (such as medical examinations, attending physician's statements, and special medical tests, if applicable) is obtained to make an underwriting decision. The independent sales agents and our own sales staff do not retain any underwriting authority.


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Reserves

We establish and carry as liabilities actuarially determined reserves that are calculated to meet our future obligations. These reserves are based on actuarially recognized methods using prescribed morbidity and mortality tables in general use in the United States modified to reflect our actual experience when appropriate. These reserves are computed at amounts that, with additions from premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet our policy obligations. Reserves include:


  . unearned premiums;

  . premium deposits;

  . claims reported but not yet paid; and


  . claims incurred but not reported.



For interest-sensitive life and annuity policies, reserves are set according to premiums collected, plus interest, less charges. Reserves for fixed life and accident and health policies are based on:

  . assumed investment yield;

  . persistency;

  . mortality and morbidity as per commonly used actuarial tables;

  . expenses; and

  . margins for adverse deviations.

The stability of our annuity and life insurance reserves is enhanced by policy restrictions on the withdrawal of funds. Withdrawals in excess of allowable penalty-free amounts are generally assessed a surrender charge during a penalty period ranging up to 10 years. The basis for surrender charges varies by product and can be either a percentage of premium, of accumulation value, or related to face amount of insurance, and generally decreases gradually during the penalty period. Surrender charges are set at levels to protect us from loss on early terminations. This lengthens the effective duration of policy liabilities and improves our ability to maintain profitability on such policies.


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Reinsurance

We follow the usual industry practice of reinsuring (ceding) portions of our insurance risks with reinsurance companies. The use of reinsurance permits us to write policies in amounts larger than the risk we are willing to retain on any one life, and also to continue writing a larger volume of new business. The maximum amount of individual life insurance we normally retain on any one insured is $1 million. Certain accident and health insurance policies are reinsured on either a quota share or excess of loss basis. We cede insurance primarily on a "treaty" basis, under which risks are ceded to a reinsurer on specific blocks of business where the underlying risks meet certain predetermined criteria. To a lesser extent, we cede insurance risks on a "facultative" basis, under which the reinsurer's prior approval is required on each risk reinsured. The types of reinsurance we use do not discharge us from liability on the insurance ceded. We are required to pay the full amount of our insurance obligations regardless of whether we are entitled or able to receive payments from the reinsurer. We do not have significant concentrations of reinsurance risk with any one reinsurer.


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Regulation

GENERAL REGULATION AT STATE LEVEL

Our insurance business is subject to comprehensive state regulation and supervision throughout the United States. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to, among other things:

  . licensing to transact business;

  . licensing agents;

  . admitting of assets;

  . regulating premium rates;

  . approving policy forms;

  . regulating unfair trade and claims practices;

  . establishing reserve requirements and solvency standards;

  . fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values;

  . restricting certain transactions between affiliates; and

  . regulating the type, amounts, and valuations of investments permitted.

State statutory and regulatory restrictions limit the amount of dividends or distributions an insurance company may pay to its shareholders without regulatory approval.

Virginia, our state of domicile, allows insurance companies domiciled in the state to pay dividends up to the lesser of 10% of prior year statutory surplus or 100% of prior year statutory net gain from operations. However, dividends paid or distributed within any twelve consecutive months in excess of the prescribed limits are deemed extraordinary and require formal approval by the Virginia State Corporation Commission, Bureau of Insurance (the "Commission").

Virginia insurance laws provide that no person may acquire control of us without the prior approval of the Commission. Any person who acquires beneficial ownership of 10% or more of our voting securities would be presumed to have acquired control. However, the Commission may, upon application, determine otherwise.

We are required to file detailed annual reports with the Commission and with insurance supervisory departments in each of the jurisdictions in which we do business. Our operations and accounts are subject to examination by these departments at regular intervals. We prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the Commission, our principal insurance regulator. Prescribed statutory accounting practices include

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publications of the National Association of Insurance Commissioners ("NAIC"),
as well as state laws, regulations, and general administrative rules.




The NAIC has established risk-based capital ("RBC") standards to determine the amount of total adjusted capital (as defined by the NAIC) that an insurance company must have. The RBC standards take into account the risk characteristics of the insurance company's investments and liabilities. The formula establishes a standard of capital adequacy that is related to risk. The RBC formula establishes capital requirements for four categories of risk:

  . asset risk;

  . insurance risk;

  . interest rate risk; and

  . business risk.

For each category, the capital requirements are determined by applying specified factors to various asset, premium, reserve, and other items. The factor will be higher for items with greater underlying risk and lower for items with less risk. Insurance regulators use the formula as an early warning tool to identify deteriorating or weakly capitalized companies for the purpose of initiating regulatory action.

The NAIC's RBC requirements provide for four levels of regulatory attention depending on the ratio of the company's total adjusted capital to its authorized control level RBC ("ACL"), as defined by the NAIC. A company must submit a comprehensive plan to the regulatory authority that discusses proposed corrective actions to improve its capital position if:

  . the company's total adjusted capital is less than 200% of its ACL but greater than or equal to 150% of its ACL, or

  . if a negative trend has occurred (as defined by the NAIC) and total adjusted capital is less than 250% of its ACL.

If a company's total adjusted capital is less than 150% of its ACL but greater than or equal to 100% of its ACL, then the regulatory authority will perform a special examination of the company and issue an order specifying corrective actions that must be followed. In addition, the company must undertake the actions described above. If a company's total adjusted capital is less than 100% of its ACL but greater than or equal to 70% of its ACL, then the regulatory authority may take any action it deems necessary, including placing the company under its control. In addition, in this circumstance, the company must undertake the actions described above. If a company's total adjusted capital is less than 70% of its ACL, the regulatory authority

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is mandated to place the company under its control. Our total adjusted capital is in excess of 250% of our ACL at December 31, 2001.


In addition, as part of their routine regulatory oversight process, state insurance departments conduct detailed examinations periodically of the books, records, accounts and market conduct of insurance companies doing business in their states. These examinations generally occur once every three to five years. Our most recent regulatory examination did not disclose any findings that would have a material adverse impact on us.


REGULATORY INITIATIVES

State insurance regulators and the NAIC are continually re-examining existing laws and regulations, with a specific focus on:

  . insurance company investments and solvency issues;

  . risk-adjusted capital guidelines;

  . interpretation of existing laws;

  . development of new laws;

  . implementation of non-statutory guidelines; and

  . circumstances under which dividends may be paid.

These initiatives may be adopted by the various states in which we are licensed. However, the ultimate content and timing of any statutes and regulations adopted by the states cannot be determined at this time. It is impossible to predict the future impact of changing state and federal regulations on our operations. In addition, there can be no assurance that existing or future insurance-related laws and regulations will not become more restrictive.


STATUTORY ACCOUNTING CHANGES

The NAIC adopted model statutory accounting practices which became effective January 1, 2001. Statutory accounting practices determine, among other things, the statutory surplus of an insurance company and, therefore, the amount of funds that we can pay as dividends to our shareholders. Insurance regulators and the insurance industry are continuing to develop interpretations of the NAIC model. Adoption of the statutory accounting practices increased statutory capital and surplus by $15.9 million as of January 1, 2001.





REGULATION AT FEDERAL LEVEL

Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including financial

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services regulation, pension regulation, and federal taxation, can significantly and adversely affect the insurance industry and our business.


For example, the federal government has from time to time considered other legislative or regulatory changes that could affect us. This includes:


  . legislation relating to the deferral of taxation on the accretion of value within certain annuities and life insurance products;

  . changes in ERISA regulations; and

  . the alteration of the federal income tax structure.

The ultimate effect of any of these changes, if implemented, is uncertain. However, both the persistency of our existing products and our ability to sell products may be materially impacted in the future.

Another recent example is the implementation of the Health Insurance Portability and Accountability Act of 1996 ("HIPAA"). HIPAA established various requirements related to health benefit plans including medical, dental, and long-term care insurance plans. It generally applies to insurers, providers, and employers. When enacted in 1996, its initial focus was on health benefit plan portability. HIPAA also contains administrative simplification and privacy provisions that were designed to encourage the electronic exchange of health care information and the protection of personal health information. The privacy provisions are to be implemented through regulations issued by the Secretary of Health and Human Services, which regulations were issued in December 2000. The earliest compliance date for the new regulations is April 2003. HIPAA provides for significant fines and other penalties for wrongful disclosure of protected health information. We anticipate that we will have to modify certain of our infrastructure and procedures to comply with the new requirements. However, we do not expect these changes to have a material impact on our business.



Securities Laws

Some of our policies and contracts are subject to regulation under the federal securities laws administered by the U.S. Securities and Exchange Commission ("SEC") and certain state insurance laws. Some of our separate accounts are registered as unit investment trusts under the Investment Company Act of 1940, as amended. Some of our annuity contracts and all of our variable life insurance policies are registered under the Securities Act of 1933. Distribution of our variable products is subject to broker-dealer regulation by the SEC and the National Association of Securities Dealers, Inc.


Federal and state securities laws and regulations are primarily intended to benefit owners of our variable annuity and variable life insurance products. These laws and regulations generally grant supervisory agencies broad administrative powers, including the power to limit or restrict the carrying on of business for failure to

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comply with these laws and regulations. In such event, the possible sanctions that may be imposed include suspension of individual employees, suspension or revocation of one or more registered separate account's registration as an investment company, censure, and fines.






Some of our products are purchased by employee welfare benefit plans. With respect to employee welfare benefit plans subject to ERISA, Congress periodically has considered amendments to the law's federal preemption provision which would expose us, and the insurance industry generally, to state law causes of action, and accompanying extra-contractual (e.g., punitive) damages in lawsuits involving, for example, group life and group disability claims. To date, all such amendments to ERISA that would be expected to significantly affect our business have been defeated.



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Properties

We conduct our business from various facilities, all of which are leased except for one building in Richmond, Virginia, which we own.


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Market Price of and Dividends on the Registrant's Common Equity and Related
Stockholder Matters

All of our common stock, our sole class of common equity on the date hereof, is owned by GE Capital Assurance, Federal, and Phoenix. Accordingly, there is no public trading market for our common equity.

As previously discussed, our ability to pay dividends is restricted by state insurance law. (See "Regulation, General Regulation at State Level.")

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Risk Factors

The operating results of companies in the insurance industry have historically been subject to significant fluctuations. The factors that could affect our future results include, but are not limited to, general economic conditions and certain known trends and uncertainties that are discussed more fully below.

We are exposed to many types of risks that could negatively affect our business. There are many types of risks that all companies are exposed to in their businesses. For example, companies are exposed to the risks of natural disasters, malicious acts, computer viruses, and other perils. While we have obtained insurance, implemented risk management and contingency plans, and taken preventive measures and other precautions, no assurance can be given that there are not scenarios that could have an adverse effect on us.

We operate in a mature, highly competitive industry, which could limit our ability to gain or maintain market share in the industry. Life and health insurance is a mature industry. In recent years, the industry has experienced little growth in life insurance sales, though the aging population has increased the demand for retirement savings products. Life and health insurance is a highly competitive industry. We encounter significant competition in all lines of business from other insurance companies, many of which have greater financial resources than we do, as well as competition from other providers of financial services. Competition could result in, among other things, lower sales or higher lapses of existing products.

The life and health insurance industry is consolidating with larger, potentially more efficient organizations emerging from consolidation. Also, some mutual insurance companies are converting to stock ownership, which will give them greater access to capital markets. Additionally, commercial banks, insurance companies, and investment banks may now combine, provided certain requirements are satisfied.

Our ability to compete is dependent upon, among other things, our ability to attract and retain distribution channels to market our insurance and investment products, our ability to develop competitive and profitable products, our ability to maintain low unit costs, and our maintenance of strong ratings from rating agencies. A ratings downgrade could adversely affect our ability to compete. Ratings are an important factor in our competitive position. Rating organizations periodically review the financial performance and condition of insurers, including us. A downgrade in our ratings could adversely affect our ability to sell our products and retain existing business.

For the past several years rating downgrades in the industry have exceeded upgrades. Rating organizations assign ratings based upon several factors. While most of the factors relate to the rated company, some of the factors relate to the views of the rating organization, general economic conditions, and circumstances outside the rated company's control. We cannot predict what actions the rating organizations may

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take, or what actions we may be required to take in response to the actions of the rating organizations, which could adversely affect us.

We could be forced to sell investments at a loss to cover policyholder withdrawals. Many of the products we offer, including funding agreements with put options, allow policyholders and contractholders to withdraw their funds under defined circumstances. We manage liabilities and configure our investment portfolios so as to provide and maintain sufficient liquidity to support anticipated withdrawal demands and contract benefits and maturities. While we own a significant amount of liquid assets, a certain portion of our assets is relatively illiquid. Unanticipated withdrawal or surrender activity could, under some circumstances, compel us to dispose of assets on unfavorable terms, which could have an adverse effect on us. We have established a line of credit with GNA Corporation, an indirect parent, to provide liquidity in the event of an unusual level of early terminations. However, this line of credit may not provide sufficient liquidity in the event that extraordinary circumstances cause a significant amount of unanticipated early withdrawals.

Market fluctuations could negatively affect our business. Significant changes in market conditions expose insurance companies to the risk of not earning anticipated policy fees from variable products affected by the performance of the equity markets. Market fluctuations may also increase trade volumes that could expose insurers to gains or losses in traded securities underlying its separate accounts. Declining market returns may result in lower sales of certain of our variable products.

Interest-rate fluctuations could negatively affect our spread income or otherwise impact our business. Significant changes in interest rates expose insurance companies to the risk of not earning anticipated spreads between the interest rate earned on investments and the credited interest rates paid on in-force policies. Both rising and declining interest rates can negatively affect our spread income. While we develop and maintain asset/liability management programs and procedures designed to preserve spread income in rising or falling interest rate environments, no assurance can be given that changes in interest rates will not affect such spreads.

Changes in interest rates may also impact our business in other ways. Interest rate changes may have temporary effects on the sale and profitability of our annuity, universal life, and other investment products. For example, if interest rates rise, competing investments (such as annuities or life insurance offered by our competitors, certificates of deposit, mutual funds, and similar instruments) may become more attractive to potential purchasers of our products. Competing investments may also become more attractive to existing contractholders and policyholders, resulting in contract and policy surrenders. We may be forced to raise certain crediting rates on our line of products in order to meet competitive pressures.

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If interest rates decrease, we may experience lower sales of certain of our insurance and investment products. We constantly monitor our investment income on existing assets and yields available on new investments and sell policies and annuities that permit flexible responses to interest rate changes as part of our management of interest spreads. In addition, certain of our insurance and investment products guarantee a minimum credited interest rate.

Higher interest rates may create a less favorable environment for the origination of mortgage loans and decrease the investment income we receive in the form of prepayment fees, make-whole payments, and mortgage participation income. Higher interest rates may also increase the cost of debt and other obligations having floating rate or rate reset provisions, and may result in lower sales of variable products.

Additionally, our asset/liability management programs and procedures incorporate assumptions about the relationship between short-term and long-term interest rates (i.e., the slope of the yield curve), relationships between risk-adjusted and risk-free interest rates, market liquidity, and other factors. The effectiveness of our asset/liability management programs and procedures may be negatively affected whenever actual results differ from these assumptions.

Insurance companies are highly regulated. We are subject to government regulation in each of the states in which we conduct business. Such regulation is vested in state agencies having broad administrative power dealing with many aspects of the insurance business, which may include premium rates, marketing practices, advertising, policy forms, and capital adequacy, and is concerned primarily with the protection of contractholders rather than share owners. We cannot predict what regulatory initiatives may be enacted which could adversely affect us.

We may be subject to regulation by the United States Department of Labor when providing a variety of products and services to employee benefit plans governed by ERISA. Such regulation seeks to protect the retirement and welfare benefits of workers, primarily by imposing duties on fiduciaries to prudently manage benefit plans. Severe civil and criminal penalties may be imposed for breach of duties under ERISA.

Certain policies, contracts, and annuities we offer are subject to regulation under the federal securities laws administered by the SEC. The federal securities laws contain regulatory restrictions and criminal, administrative, and private remedial provisions.

Tax law changes could adversely affect our ability to compete with non-insurance products or reduce the demand for certain insurance products. Under the Code, income tax payable by contractholders on investment earnings is deferred during the accumulation period of certain life insurance and annuity products. This favorable tax treatment may give certain of our products a competitive advantage over certain investment-oriented products that do not qualify as insurance. To the extent that the Code is revised to reduce the tax-deferred status of life insurance and annuity products, or to increase the tax-deferred status of competing products, the entire life insurance industry could be adversely affected and lose market share. In addition, life insurance and annuity products are potentially affected by changes in the federal estate tax. Recently enacted changes -- gradually reducing estate tax rates until the estate tax is repealed in 2010, for one year only -- have created uncertainty regarding the final status of the estate tax. The changes, and the uncertainty itself, may reduce demand for certain life insurance products. Finally, we cannot predict what other tax law changes with adverse effects may be enacted by Congress or promulgated by the Internal Revenue Service and Treasury.

Financial services companies are frequently the targets of litigation, including class action litigation, which could result in substantial judgments. A number of civil jury verdicts have been returned against insurers and other providers of financial services involving sales practices, alleged agent misconduct, failure to properly supervise representatives, and other matters. Increasingly these lawsuits have resulted in the award of substantial judgments that are disproportionate to the actual damages, including material amounts of punitive damages. In some states, juries have substantial discretion in awarding punitive and non-economic compensatory damages, which creates the potential for unpredictable material adverse judgments in any given lawsuit. In addition, in some class action and other lawsuits, companies have made material settlement payments. We, like other financial services companies, in the ordinary course of business, are involved in such litigation or, alternatively, in arbitration. We cannot predict the outcome of any such litigation or arbitration.

A decrease in sales or persistency could negatively affect our results. Our ability to maintain low unit costs is dependent upon the level of sales and persistency. A decrease in sales or persistency without a corresponding reduction in expenses will result in higher unit costs.

Additionally, a decrease in persistency may result in higher amortization of deferred policy acquisition costs and the present value of future profits. Although many of our products contain surrender charges, the charges decrease over time and may not be sufficient to cover the unamortized deferred policy acquisition costs with respect to the insurance policy or annuity contract being surrendered.

Our investments are subject to risks. Our invested assets are subject to customary risks of credit defaults and changes in market values. The value of our commercial mortgage loan portfolio depends in part on the financial condition of the tenants occupying the properties that we have financed. Factors that may affect the overall default rate on, and market value of, our invested assets and mortgage loans include interest rate levels, financial market performance, and general economic conditions as well as particular circumstances affecting the businesses of individual borrowers and tenants.

We are dependent on the performance of others. Our results may be affected by the performance of others because we have entered into various arrangements involving other parties. Examples include, but are not limited to, the following: many of our products are sold through independent distribution channels; and the variable annuity deposits are invested in funds managed by third parties. We may also use third-party administrators to collect premiums, pay claims, and/or perform customer service functions. Additionally, our operations are dependent on various technologies, some of which are provided and/or maintained by other parties.

As with all financial services companies, our ability to conduct business is dependent upon consumer confidence in the industry and its products. Actions of competitors, and financial difficulties of other companies in the industry, could undermine consumer confidence and adversely affect us.

Our reinsurance program involves risks. We cede insurance to other insurance companies through reinsurance. However, we remain liable with respect to ceded insurance should any reinsurer fail to meet the obligations assumed by it.

The cost of reinsurance is, in some cases, reflected in the premium rates we charge. Under certain reinsurance agreements, the reinsurer may increase the rate it charges us for the reinsurance, though we do not anticipate increases to occur. Therefore, if the cost of reinsurance were to increase or if reinsurance were to become unavailable, we could be adversely affected.

Additionally, we may assume policies of other insurers. Any regulatory or other adverse development affecting the ceding insurer could also have an adverse effect on us.

Selected Financial Data




The following selected financial data should be read in conjunction with our consolidated financial statements and the related notes to these financial statements. Our consolidated financial statements include the historical operations and accounts of our subsidiary, Assigned Settlements Inc. In addition, the merger of Harvest into the Company was accounted for in a manner similar to a pooling of interests. Accordingly, 1997 and 1998 financial information has been restated to reflect this transaction.



                                      Years Ended December 31,
                          -------------------------------------------------
                            2001      2000      1999      1998      1997
                          --------- --------- --------- --------- ---------
Total Investments         $11,779.1 $10,655.4 $ 9,033.6 $ 8,163.3 $ 7,672.1
Separate Account Assets     8,994.3  10,393.2   9,245.8   5,528.7   4,066.4
Total Assets               22,456.6  22,612.5  19,957.3  14,760.9  12,727.1
Policyholder
 Liabilities(/1/)          20,250.0  20,631.9  18,558.3  13,339.9  11,158.1
Shareholders' Interest      1,582.2   1,474.7   1,205.7   1,293.8   1,329.8
Total Revenues              1,134.4   1,153.4   1,017.9     939.0     974.4
Income Before Cumulative
 Effect of Change in
 Accounting Principle         129.6     163.1     107.9     105.8     107.4
Net Income(/2/)               123.9     163.1     112.9     105.8     107.4
---------------------------------------------------------------------------


 (/1/)Policyholder liabilities consist of future annuity and contract benefits, liability for policy and contract claims, other policyholder liabilities and separate account liabilities.


 (/2/)See Note 1(n) to the Consolidated Financial Statements.

Management's Discussion and Analysis of Financial Condition and Results of Operations




This prospectus and information incorporated by reference includes "forward looking statements" within the meaning of the Private Securities Litigation Reform Act of 1995. These statements are based on management's current expectations and are subject to uncertainty and changes in circumstances. Actual results may differ materially from these expectations as a result of changes in global economic, business, competitive market and regulatory factors.


The following analysis of the consolidated financial condition and results of our operations should be read in conjunction with our Consolidated Financial Statements and the notes thereto included herein.


OPERATING RESULTS

Year Ended December 31, 2001 Compared to


Year Ended December 31, 2000


Net Investment Income. Net investment income decreased $10.0 million, or 1.4%, to $698.9 million in 2001 from $708.9 million in 2000. The decrease was primarily a result of a decrease in weighted average yield rates to 6.51% in 2001 from 7.47% in 2000. This decrease was partially offset by higher levels of average invested assets ($11,031 million at year end 2001 as compared to $9,842 million at year end 2000).


Net Realized Investment Gains. Net realized investment gains were $29.1 million in 2001 and $4.3 million in 2000. Net investment gains are comprised of gross investment gains and gross investment (losses), respectively, of $100.5 million and $(71.4) million in 2001 and $29.3 million and $(25.0) million in 2000. These changes in gross realized investment gains and losses are related to our ongoing review of our investment portfolio positions which vary with market and economic conditions. We seek to offset investment losses realized from other than temporary impairments and portfolio repositioning with investment gains.


Included in the 2001 gross realized investment gains is $17.0 million resulting from the securitization of certain financial assets. Included in the gross realized investment losses are other than temporary declines in value of $24.1 million and $12.6 million in 2001 and 2000, respectively (including $15.4 million related to Enron in 2001).


Premiums. Premiums, which include premium revenues from traditional life, life contingent annuity contracts, and accident and health policies decreased $7.9 million or 6.8% to $108.4 million in 2001 from $116.3 million in 2000. This decrease was primarily a result of lower levels of renewal premiums on term and whole life policies.


Variable Product Fees. Variable product fees decreased $17.6 million to $131.1 million in 2001 from $148.7 million in 2000. The decrease in variable product fees primarily resulted from a decline in separate account values as a result of unfavorable conditions in the equity markets in 2001.


Other Income. Other income, which includes surrender fee income, decreased $8.4 million, or 17.1%, to $40.8 million in 2001 from $49.2 million in 2000. This decrease primarily relates to the recapture of certain credit accident and health reinsurance policies upon termination of a reinsurance arrangement with an affiliate, which resulted in a significant, non-recurring increase in other income in the 2000 period.


Interest Credited. Interest credited increased $1.2 million, or 0.2%, to $533.8 million in 2001 from $532.6 in 2000. This increase was a result of additional sales of GICs and funding agreements, life products and annuity products. The growth in interest credited reflected the increase in policy reserves for these products and higher average crediting rates.


Our weighted average crediting rates for annuities increased to 4.73% in 2001 from 4.69% in 2000. Our weighted average crediting rates for interest-sensitive life products increased to 5.75% in 2001 from 5.68% in 2000. Changes in our base crediting rates are implemented in response to changes in market conditions, the prevailing interest rate environment, contractual provisions and other factors. We monitor market conditions closely and reset interest crediting rates as deemed appropriate in accordance with the terms of the underlying contracts.


Benefits and Other Changes in Policy Reserves. Benefits and other changes in policy reserves include both activity related to future policy benefits on long-duration life products and health products as well as claim costs incurred during the year under such contracts. In addition, the bonus feature of our bonus variable annuity products is initially accounted for as a benefit. Benefits and other changes in policy reserves decreased $41.3 million to $182.3 million in 2001 from $223.6 million in 2000. This decrease was a result of lower sales of our bonus variable annuity products as well as a decline in whole life and term life sales.


Commission Expenses. Commission expense decreased $66.6 million, or 29.0%, to $162.7 million in 2001 from $229.3 million in 2000. This decrease was primarily a result of a decline in variable annuity sales. This decline in sales was attributable to unfavorable conditions in the equity markets which generally lowered demand for variable products.


General Expenses. General expenses increased $4.2 million, or 3.4%, to $129.0 million in 2001 from $124.8 million in 2000. This increase was primarily a result of increases in sales related expenses and certain training costs associated with our productivity initiatives.

Amortization of Intangibles, Net. Our intangible assets consist primarily of two components which result from our acquisition by GE Capital and the Harvest merger --


  (1) present value of future profits ("PVFP"), representing the estimated future gross profits in acquired insurance and investment contracts, and


  (2) goodwill, representing the excess of purchase price over the fair value of identified net assets.


Amortization of intangibles increased $6.3 million, or 14.4%, to $50.0 million in 2001 from $43.7 million in 2000. The increase primarily resulted from an adjustment to the PVFP amortization in 2000 to reflect an anticipated change in underlying gross profits of the variable annuity business. Adjustment to PVFP amortization occurs in the ordinary course of business.


Change in Deferred Acquisition Costs, Net. Deferred acquisition costs include costs and expenses that vary with and are primarily related to the acquisition of insurance and investment contracts. These costs and expenses include commissions, printing, underwriting, policy issuance costs and the bonus feature of certain variable annuity products. Under GAAP, these costs are deferred and recognized, over time, in relation to either the premiums or gross profits from the underlying contracts. The change in net deferred acquisition costs decreased $112.4 million, or 47.3%, to $125.3 million in 2001 from $237.7 million in 2000. This decrease is primarily a result of lower variable annuity sales.


Interest Expense. Interest expense increased $1.1 million, to $2.2 million in 2001 from $1.1 million in 2000. This increase related primarily to obligations to a third party reinsurer for payment of transferred assets. The effective date of this reinsurance transaction was retroactive, which required us to pay interest to the reinsurer on the value of assets transferred for the period from July 1, 2000 to the date of the transfer.


Provision for Income Taxes. Our provision for income taxes decreased $2.8 million or 3.8% to $70.1 million from $72.9 million in 2000. Our effective tax rate of 35.1% in 2001 was 4.2 percentage points higher than the effective tax rate of 30.9% in 2000. The higher effective tax rate in 2001 was primarily the result of an intercompany agreement with an affiliate which assumed, on a non-recourse basis, the liability for certain tax exposure items in 2000.


Net Income. Net income before cumulative effect of change in accounting principle was $129.6 million in 2001, a $33.5 million, or 20.5% decrease from 2000. The largest factor contributing to this decrease was the decline in fee revenue from our variable annuity product line. We did not experience material losses in connection with the events of September 11th.

Year Ended December 31, 2000 Compared to

Year Ended December 31, 1999

Net Investment Income. Net investment income increased $70.7 million, or 11.1%, to $708.9 million in 2000 from $638.2 million in 1999. The increase was primarily attributable to higher levels of average invested assets ($9,842 million at year end 2000 as compared to $8,690 million at year end 1999). This increase was partially offset by a decrease in weighted average yields to 7.47% in 2000 from 7.62% in 1999.


Net Realized Investment Gains. Net realized investment gains were $4.3 million in 2000 and $12.0 million in 1999. Net investment gains are comprised of gross investment gains and gross investment (losses), respectively, of $29.3 million and $(25.0) million in 2000 and $28.6 million and $(16.6) million in 1999. These changes in gross realized investment gains and losses are related to our ongoing review of our investment portfolio positions which vary with market and economic conditions. We seek to offset investment losses realized from other than temporary impairments and portfolio repositioning with investment gains.


Included in the gross realized investment losses are other than temporary declines in value of $12.6 million and $10.9 million in 2000 and 1999, respectively. Also included in the 1999 gross realized investment losses is $2.0 million resulting from the securitization of certain financial assets.


Premiums. Premiums, which include premium revenues from traditional life, life contingent annuity contracts, and accident and health policies decreased $7.6 million, or 6.1%, to $116.3 million in 2000 from $123.9 million in 1999. This decrease was primarily a result of a decline in whole life and group life sales resulting from the termination of two large accounts.


Variable Product Fees. Variable product fees increased $58.5 million to $148.7 million in 2000 from $90.2 million in 1999. This increase was primarily a result of growth in variable annuity fees attributable to the increase in separate account assets under management.


Other Income. Other income, which includes surrender fee income, increased $24.6 million, or 100.0%, to $49.2 million in 2000 from $24.6 million in 1999. This increase primarily relates to the recapture in 2000 of certain credit accident and health reinsurance upon termination of a reinsurance arrangement with an affiliate, the renegotiation of fee share agreements with mutual fund companies, and increased surrenders of our variable annuity products.


Interest Credited. Interest credited increased $91.8 million, or 20.8%, to $532.6 million in 2000 from $440.8 million in 1999. This increase was a result of additional sales of GICs and funding agreements, life products and annuity products. The growth in interest credited reflects the increase in policy reserves for these products and higher average crediting rates.


Our weighted average crediting rates for annuities increased to 4.69% in 2000 from 4.61% in 1999. Our weighted average crediting rates for interest-sensitive life products increased to 5.68% in 2000 from 5.61% in 1999. Changes in our base crediting rates are implemented in response to changes in market conditions, the prevailing interest rate environment, contractual provisions, and other factors. We monitor market conditions closely and reset interest crediting rates as deemed appropriate in accordance with the terms of the underlying contracts.


Benefits and Other Changes in Policy Reserves. Benefits and other changes in policy reserves includes both activity related to future policy benefits on long-duration life products and health products as well as claim costs incurred during the year under such contracts. In addition, the bonus feature of our bonus variable annuity products is initially accounted for as a benefit. Benefits and other changes in policy reserves. These amounts increased $8.9 million, or 4.1%, to $223.6 million in 2000 from $214.7 million in 1999, primarily as a result of an increase in sales of our bonus variable annuity products as well as a decline in whole life and term life sales.


Commission Expenses. Commission expense increased $37.2 million, or 19.4%, to $229.3 million in 2000, from $192.1 million in 1999. This increase was primarily a result of an increase in variable annuity sales attributable to the favorable conditions in the equity markets during the first part of 2000.


Amortization of Intangibles, Net. Our intangible assets consist primarily of two components which result from our acquisition by GE Capital and the Harvestmerger --


  (1) present value of future profits ("PVFP"), representing the estimated future gross profits in acquired insurance and investment contracts, and


  (2) goodwill, representing the excess of purchase price over the fair value of identified net assets.


Amortization of intangibles decreased $14.6 million, or 25.0%, to $43.7 million in 2000 from $58.3 million in 1999. The decrease primarily resulted from an adjustment to the PVFP amortization to reflect an anticipated change in underlying gross profits of the related business. Adjustment to PVFP amortization occurs in the ordinary course of business.


Change in Deferred Acquisition Costs, Net. Deferred acquisition costs include costs and expenses that vary with and are primarily related to the acquisition of insurance and investment contracts. These costs and expenses include commissions, printing, underwriting, policy issuance costs and the bonus feature of certain variable annuity products. The change in net deferred acquisition costs increased $58.6 million, or 32.7%, to $237.7 million in 2000 from $179.1 million in 1999. This increase was primarily a result of an increase in product sales of variable annuity products.


Interest Expense. Interest expense decreased $0.8 million, or 42.1%, to $1.1 million in 2000 from $1.9 million in 1999. This decrease related primarily to lower outstanding balances under our credit line with GNA Corporation.


Provision for Income Taxes. Our provision for income taxes increased $16.3 million, or 28.8% to $72.9 million in 2000 from $56.6 million in 1999. Our effective tax rate of 30.9% in 2000 was 3.5 percentage points lower than the effective tax rate of 34.4% in 1999. The lower effective tax rate in 2000 was primarily the result of an intercompany agreement with an affiliate which assumed, on a non-recourse basis, the liability for certain tax exposure items. Accordingly, the previously held reserves were no longer required.


Net Income. Net income before cumulative effect of change in accounting principal was $163.1 million in 2000, a $55.2 million, or 51.2% increase from 1999. The largest factor contributing to the increase was the higher fees earned in connection with our variable annuity products.



SEGMENT OPERATIONS

Wealth Accumulation and Transfer

The following table sets forth certain summarized financial data for our Wealth Accumulation and Transfer segment for the years ended December 31, 2001, 2000 and 1999.



                                                        For the Years Ended
                                                            December 31,
                                                      ------------------------
                                                        2001     2000    1999
                                                      -------- -------- ------
Revenues:
 Net investment income                                $  695.8 $  703.5 $634.2
 Net realized investment gains                            29.1      4.3   12.0
 Premiums                                                 48.2     55.3   67.8
 Other revenues                                          297.8    316.2  243.6
                                                      -------- -------- ------
 Total revenues                                        1,070.9  1,079.3  957.6
                                                      -------- -------- ------
Benefits and expenses:
 Interest Credited                                       533.8    532.6  440.8
 Benefits and other changes in policy reserves           140.3    182.7  176.2
 Other operating costs and expenses                      195.4    134.6  180.8
                                                      -------- -------- ------
 Total benefits and expenses                             869.5    849.9  797.8
                                                      -------- -------- ------
Income before income taxes, and cumulative effect of
 change in accounting principle (operating income)    $  201.4 $  229.4 $159.8
                                                      ======== ======== ======
------------------------------------------------------------------------------

Year Ended December 31, 2001 Compared to


Year Ended December 31, 2000


Total revenues in this segment decreased $8.4 million to $1,070.9 million for 2001 from $1,079.3 million in 2000. This decrease was primarily a result of lower fee income from our variable products. Among our principal product lines in this segment, sales of deferred variable annuities decreased 27.7% in 2001 to $2,279 million from $3,152 million in 2000. This decrease was primarily attributable to the unfavorable equity market performance in 2001. Sales of GICs and funding agreements decreased 18.8% to $1,547 million in 2001 from $1,904 million in 2000. This decrease was primarily a result of our reaching internal underwriting limits with some of our major customers. Sales of deferred fixed annuities increased to $99.2 million in 2001 from $1.2 million in 2000. The higher sales of deferred fixed annuities in 2001 were primarily attributable to sales of products designed for two national stock brokerage firms through which we had not previously sold fixed annuities.


Operating income from this segment represented 100.9% and 97.2% of our total operating income for the years ended December 31, 2001 and 2000, respectively. Our operating income from the Wealth Accumulation and Transfer segment decreased 12.2% in 2001 to $201.4 million from $229.4 million in 2000. These changes were attributable primarily to declining variable product fees earned on separate account assets as a result of the unfavorable conditions in the equity markets.


Year Ended December 31, 2000 Compared to


Year Ended December 31, 1999


Total revenues in the Wealth Accumulation and Transfer segment increased to $1,079.3 million in 2000 from $957.6 million in 1999, an increase of $121.7 million, primarily as a result of increases in net investment income and variable product fees. Among our principal product lines in this segment, sales of deferred variable annuities increased 29.1% in 2000 to $3,152 million from $2,442 million in 1999. This increase was primarily a result of the favorable conditions in the equity markets in the first part 2000 and higher demand for our bonus variable annuity product. Sales of GICs and funding agreements decreased 7.4% in 2000 to $1,904 million from $2,057 million in 1999. This decrease was a result of a general decline in demand for funding agreements. Sales of deferred fixed annuities declined 78.2% to $1.2 million in 2000 from $5.5 million in 1999. We did not actively market deferred fixed annuity products during these periods.


Operating income from this segment represented 97.2% and 97.1% of our total operating income for the years ended December 31, 2000 and 1999, respectively. Our operating income from this segment increased 43.6% in 2000 to $229.4 million from $159.8 million in 1999. The increase in 2000 was primarily attributable to increased fee income from our variable annuity products.


Lifestyle Protection and Enhancement

The following table sets forth certain summarized financial data for our Lifestyle Protection and Enhancement segment for the years ended December 31, 2001, 2000 and 1999.



                                                           For the Years Ended
                                                              December 31,
                                                          ----------------------
                                                           2001     2000   1999
                                                          -------  ------ ------
Revenues:
 Net investment income                                    $   3.1  $  5.4 $  4.0
 Premiums                                                    60.2    61.0   56.1
 Other revenues                                               0.2     7.7    0.2
                                                          -------  ------ ------
 Total revenues                                              63.5    74.1   60.3
                                                          -------  ------ ------
Benefits and expenses:
 Interest credited, benefits and other changes in policy
  reserves                                                   42.0    40.9   38.5
 Other operating costs and expenses                          23.2    26.6   17.1
                                                          -------  ------ ------
 Total benefits and expenses                                 65.2    67.5   55.6
                                                          -------  ------ ------
 Income (loss) before income taxes, and cumulative
  effect of change in accounting principle (operating
  income (loss))                                          $  (1.7) $  6.6 $  4.7
                                                          =======  ====== ======
--------------------------------------------------------------------------------


Year Ended December 31, 2001 Compared to


Year Ended December 31, 2000


Total revenues decreased in the Lifestyle Protection and Enhancement segment decreased $10.6 million, or 14.3% in 2001 to $63.5 million from $74.1 million in 2000. This decrease resulted from a decline in other revenues caused by the recapture in 2000 of certain credit accident and health reinsurance previously ceded to an affiliate which resulted in a significant, non-recurring increase in other income in the 2000 period.


Operating (loss) income from this segment represented (0.9)% and 2.8% of our total results for the years ended December 31, 2001 and 2000, respectively. Our operating income (loss) from this segment decreased 125.8% in 2001 to $(1.7) million from $6.6 in 2000. This decrease resulted from a decline in other revenues caused by the recapture of credit accident and health reinsurance as described above, which resulted in a significant, non-recurring increase in other income in the 2000 period.


Year Ended December 31, 2000 Compared to


Year Ended December 31, 1999


Revenues increased for the Lifestyle Protection and Enhancement segment in 2000 to $74.1 million from $60.3 million in 1999, a 22.9% increase, primarily as a result of an increase in accident and health sales and the recapture in 2000 of certain credit accident and health reinsurance previously ceded to an affiliate, which resulted in a significant, non-recurring increase in other income in 2000.


Operating income from this segment represented 2.8% and 2.9% of our total results for the years ended December 31, 2000 and 1999, respectively. Our operating income from this segment increased 40.4% in 2000 to $6.6 million from $4.7 million in 1999. The increase is primarily a result of the recapture of certain credit accident and health reinsurance in 2000 described above, offset by an increase in commissions paid associated with our Medicare supplement product line.

Capital Resources and Liquidity


STATEMENT OF FINANCIAL POSITION

Total Investments. Total investments increased $1,123.7 million, or 10.5%, to $11,779.1 million at December 31, 2001 from $10,655.4 million at December 31, 2000. The increase is primarily a result of growth in invested assets from additional sales of GICs and funding agreements.


Separate Account Assets and Liabilities. Separate account assets and liabilities represent funds held for the exclusive benefit of variable annuity and variable life contractholders. As of December 31, 2001, we held $8,994.3 million of separate account assets. The decrease of $1,398.9 million, or 13.5%, from $10,393.2 million at December 31, 2000 was related primarily to lower sales and the overall decreased market value of the underlying investment funds.


Future Annuity and Contract Benefits. Future annuity and contract benefits increased $1,041.0 million, or 10.5%, to $10,975.3 million at December 31, 2001 from $9,934.3 million at December 31, 2000. The increase resulted primarily from growth in reserves as a result of increased sales of GICs and funding agreements.


INTEREST RATE MANAGEMENT

Interest rate changes may have temporary effects on the sale and profitability of our annuity, universal life, and other investment products. For example, if interest rates rise, competing investments (such as annuities or life insurance offered by our competitors, certificates of deposit, mutual funds and similar instruments) may become more attractive to potential purchasers of our products. We may be forced to adjust certain crediting rates on our line of products in order to meet competitive pressures. We constantly monitor interest earnings on existing assets and yields available on new investments and sell policies and annuities that permit flexible responses to interest rate changes as part of our management of interest spreads.


Interest rate and currency risk management is important in our normal business activities. We use derivative financial instruments to mitigate or eliminate certain financial and market risks, including those related to changes in interest rates and currency exchange rates. As a matter of policy, we do not engage in derivatives trading, derivatives market-making, or other speculative activities. More detailed information regarding these financial instruments, as well as the strategies and policies for their use, is contained in Notes 1 and 11 to the Consolidated Financial Statements.


We manage our exposure to changes in interest rates, in part, by matching the duration of our investment portfolio with our liabilities. Established practices require that derivative financial instruments relate to specific asset or liability transactions or to currency exposure, if any.

We are exposed to prepayment risk in certain of our business activities, such as in our investment portfolio and annuities activities. We use interest rate swaps, swaptions and option-based financial instruments to mitigate prepayment risk. These instruments generally behave based on limits ("floors") on interest rate environment. These swaps, swaptions and option-based instruments are governed by the credit risk policies described below and are transacted in either exchange-traded or over-the-counter markets.


Counterparty credit risk is managed at our parent company's level, on an individual counterparty basis, which means that gains and losses are netted for each counterparty to determine the amount at risk. When a counterparty exceeds credit exposure limits in terms of amounts due to the Company, typically as a result of changes in market conditions (see table below), no additional transactions are executed until the exposure with that counterparty is reduced to an amount that is within the established limit. All swaps are executed under master swap agreements containing mutual credit downgrade provisions that provide the ability to require assignment or termination in the event either party is downgraded below A3 or A-.


All swaps, purchased options and forwards with contractual maturities longer than one year are conducted within the credit policy constraints provided in the table below.



                                               Credit rating
     Counterparty Credit Criteria            Standard & Poor's
     ----------------------------            -----------------
     Term of transaction
      Between one and five years............       AA-
      Greater than five years...............       AAA
     Credit exposure limits
      Up to $50 million.....................       AA-
      Up to $75 million.....................       AAA
--------------------------------------------------------------


The conversion of interest rate and currency risk into credit risk results in a need to monitor counterparty credit risk actively. At December 31, 2001 and 2000, there were no notional amounts of long-term derivatives for which the counterparty credit criteria was rated below A3/AA-.


Following is an analysis of credit risk exposures as of December 31:


 Percentage or Notional Derivative Exposure by Counterparty Credit Rating



     Standard & Poor's                                    2001
     -----------------                                    ----
     AAA................................................. 100%
     AA..................................................   0%
--------------------------------------------------------------


The U.S. Securities and Exchange Commission requires that registrants provide information about potential effects of changes in interest rates. Although the rules offer alternatives for presenting this information, none of the alternatives is without limitations. The following discussion is based on so-called "shock-tests," which model effects of interest rate and currency shifts on the reporting company. Shock tests, while probably the most meaningful analysis permitted, are constrained by several factors, including the necessity to conduct the analysis based on a single point in time and by their inability to include the extraordinarily complex market reactions that normally would arise from the market shifts modeled. While the following results of shock tests for changes in interest rates may have some limited use as benchmarks, they should not be viewed as forecasts.


One means of assessing exposure to interest rate changes is a duration-based analysis that measures the potential loss in net earnings resulting from a hypothetical decrease in interest rates of 100 basis points across all maturities. Under this model, with all else constant, it is estimated that such a decrease, including repricing effects in the securities portfolio, would not significantly impact 2002 earnings based on our current derivative positions.

STATEMENT OF CHANGES IN SHAREHOLDERS' INTEREST

Shareholders' interest increased $107.5 million to $1,582.2 million at December 31, 2001 from $1,474.7 million at December 31, 2000. This increase was largely attributed to net income during the year of $123.9 million partially offset by dividends declared and paid of $9.6 million.


Adoption of SFAS No. 133 reduced equity by $8.1 million for the year ended December 31, 2001, including $7.8 million at the date of adoption. Further information about this accounting change is provided in Notes 1 and 11 to the Consolidated Financial Statements.


LIQUIDITY

The principal liquidity requirements for our insurance operations are our contractual obligations to contractholders and annuitants. Contractual obligations include payments of claims under outstanding insurance policies and annuities, contract withdrawals and surrender benefits. The primary sources for meeting these contractual obligations are investment activities and cash generated from operating activities. In addition, to meet short-term variations in contractual obligations, we maintain cash and short-term investments. We also maintain a credit line with an indirect parent, GNA Corporation, to provide liquidity to meet normal variation in cash requirements.


For the years ended December 31, 2001, 2000 and 1999 cash flows provided by operating and certain financing activities were $1,075.1 million, $1,414.1 million, and $1,325.7 million, respectively. These amounts include net cash provided by financing activities relating to investment contract issuances accounted for as deposit liabilities under U.S. GAAP and redemptions of $554.9 million, $327.6 million and $1,124.2 million for the years ended December 31, 2001, 2000 and 1999, respectively.


The nature and quality of the various types of investments purchased by a life insurance company must comply with the statutes and regulations imposed by the various jurisdictions in which those entities are incorporated. Following is a breakdown of the credit quality of the our fixed maturity portfolio at December 31, 2001.



     BBB/Baa or above  86.6%
     BB/Ba and below    4.2%
     Not rated          9.2%
                       -----
     Total portfolio    100%
                       =====
----------------------------


Certain securities, such as private placements, have not been assigned a rating by any rating service and are, therefore, categorized as "not rated".


Certain of our products contain provisions for penalty charges for surrender of the policy. At December 31, 2001 and 2000, approximately 74% and 80%, respectively, of our annuity contracts were subject to surrender penalties or contained non-surrender provisions. Certain of our funding agreements have termination provisions. We have established a line of credit with GNA Corporation to provide liquidity in the event of an unusual level of early terminations.


Insurance companies are restricted by states as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Dividends in excess of the prescribed limits or the earned surplus are deemed extraordinary and require formal state insurance department approval. We are able to pay $58.4 million in dividends in 2002 without obtaining regulatory approval. See "Insurance Regulation -- Regulation at State Level."


Off-balance sheet arrangements are used to improve liquidity and optimize allocation of the our investment portfolio. One of the most common forms of off-balance sheet arrangements is asset securitization. We use GE Capital sponsored and third party entities to facilitate asset securitizations. As part of this strategy, management considers the relative risks and returns of its alternatives and predominately uses GE Capital sponsored entities. Management believes these transactions could be readily executed through third party entities at insignificant incremental cost.


The discussion below describes GE Capital sponsored and qualifying special purpose entities.


Structure. Our current securitization process uses entities that meet the accounting criteria for Qualifying Special Purpose Entities ("qualifying entities"). Among other criteria, a qualifying entity's activities must be restricted to passive investment in financial assets and issuance of beneficial interests in those assets. Under U.S. GAAP, entities meeting these criteria are not consolidated in the sponsor's financial statements. We sell selected financial assets to the qualifying entities. Examples to date have included policy loans and commercial mortgage loans. On the whole, the credit quality of such assets is equal to or higher than the credit quality of similar assets in which we own.


Qualifying entities raise cash by issuing beneficial interests (rights to cash flows from the assets) primarily to GE Capital-sponsored special purpose entities that issue highly-rated commercial paper to third-party large institutional investors. GE Capital's sponsored special purpose entities use commercial paper proceeds to obtain beneficial interests in the financial assets of qualifying entities, including qualifying entities that have acquired financial assets from us, as well as financial assets originated by multiple third parties.


In accordance with its contractual commitments to the qualifying entities, we thoroughly underwrite and service the associated assets which we transfer. Support activities include ongoing review, credit monitoring and collection activities to ensure that the financial assets meet strict investment risk criteria the same support activities that we employ for our own assets.


The following table summarizes the current balance of assets which we have sold to qualifying entities.



                                   December 31
                                 ---------------
                                  2001    2000
                                 ------- -------
                                  (in millions)
     Receivables-secured by:
      Commercial Mortgage Loans  $186.80 $   --
      Other receivables           126.60  137.50
                                 ------- -------
       Total receivables         $313.40 $137.50
                                 ======= =======
------------------------------------------------


Each of the categories of assets shown in the table above represents portfolios of assets that are highly-rated. Examples of each category follow: commercial mortgage loans -- loans on diversified commercial property; other receivables -- primarily policy loans.


None of these GE Capital sponsored special purpose entities or qualifying entities are permitted to hold GE stock and there are no commitments or guarantees that provide for the potential purchase of GE stock. These entities do not engage in speculative activities of any description and are not used to hedge any GE positions. Under GE integrity policies, none of our employees or an employee of any other GE company is permitted to invest in any GE Capital sponsored or qualifying entity.

Support. Financial support for certain qualifying entities, including those involving us, is provided under credit support agreements, in which our direct parent, GE Financial Assurance, provides limited recourse for a maximum of $42.0 million of credit losses in such qualifying entities. We do not provide any such recourse. Assets with credit support are funded by demand notes that are further enhanced with support provided by GE Capital.


Management has extensive experience in evaluating economic, liquidity and credit risk. In view of this experience, the high quality of assets in these qualifying entities, the historically robust quality of commercial paper markets, the historical reliability of controls applied both to asset servicing and to activities in the credit markets, management believes that, under any reasonable future economic developments, the likelihood is remote that any such arrangements could have other than an inconsequential negative effect on our operations, cash flows or financial position.


Sales of securitized assets to qualifying entities may result in a gain or loss based on the difference between sale proceeds, the allocated carrying amount of net assets sold, the fair value of any servicing rights and an allowance for losses. Sales resulted in net gains on securitizations of approximately $17 million in 2001. There were no net realized gains or losses in 2000. The sale in 1999 resulted in a net realized loss of $2 million. The net realized gains and losses are included in net realized gains within our Consolidated Statements of Income.


Accounting outlook. U.S. GAAP specifies the conditions that we observe in not consolidating qualifying entities. Accounting for special purpose entities is under review by the Financial Accounting Standards Board, and their non-consolidated status may change as a result of these reviews.


Summary. The special purpose entities described above meet our economic objectives for their use while complying with U.S. GAAP. In the event that accounting rules change in a way that adversely affects sponsored entities, alternative securitization techniques would likely serve as a substitute at insignificant incremental cost.


Timing of our contractual commitments (in millions) related to leases follow.


     2002              2003                       2004                       2005                       2006
     ----              ----                       ----                       ----                       ----
     $0.5              $0.4                       $0.2                       $0.1                       $--
------------------------------------------------------------------------------------------------------------

Critical Accounting Policies


High-quality financial statements require rigorous application of high-quality accounting policies. The policies discussed below are considered by management to be critical to an understanding of the Company's financial statements because their application places the most significant demands on management's judgement, with financial reporting results relying on estimation about the effect of matters that are inherently uncertain. Refer to Note 1 in the accompanying Consolidated Financial Statements for discussion regarding the Company's accounting policies as they relate to the types of products offered. Specific risks for these critical accounting policies are described in the following paragraphs. For all these policies, management cautions that future events rarely develop exactly as forecast, and the best estimates routinely require adjustment.


Impairment of investment securities results in a charge to operations when a market decline below cost is other than temporary. Management regularly reviews each investment security for impairment based on criteria that include the extent to which cost exceeds market value, the duration of that market decline and analysis on the financial health of and specific prospects for the issuer. The Company's debt and equity securities amounted to $10,577.4 million at year-end 2001. Gross unrealized gains and losses included in that carrying amount related to debt securities were $186.8 million and $228.0 million, respectively. Gross unrealized gains and losses of equity securities were $4.8 million and $0.2 million, respectively. Of those securities whose carrying amount exceeds fair value at year-end 2001, and based on application of the Company's accounting policy for impairments, approximately $64 million of portfolio value is at risk of being charged to earnings in 2002. The Company actively performs comprehensive market research, monitors market conditions and segments its investments by credit risk in order to minimize impairment risks. Further information is provided in Notes 1 and 2 to the Consolidated Financial Statements.


Deferred acquisition costs and other intangible assets represent costs that are deferred or assets that are acquired and charged to expense in relation to the anticipated emergence of profits over the estimated lives of the underlying insurance contracts. Other intangible assets include assets acquired in purchase business combinations; principally, PVFP. As of year-end 2001, the Company has $1,206.7 million in deferred acquisition costs and other intangible assets. Measurement of amortization expense for both deferred acquisition costs and other intangible assets is based on accepted actuarial methodologies and assumptions about mortality, morbidity, lapse rates and future yield on related investments. Management regularly reviews the potential for changes in these estimates, both positive and negative, and uses the results of these evaluations both to adjust recorded amortization expense and to adjust underwriting criteria, product offerings and compensation to the various channels of distribution. Further information on these assets is provided in Notes 1, 3 and 4 to the Consolidated Financial Statements.


Measurement of long-duration insurance liabilities (such as accident and health and whole life policies) is based on accepted actuarial techniques, which include required assumptions about mortality, lapse rates and future yield on related investments. The Company's insurance liabilities, reserves and policyholder benefits totaled approximately $11,255.7 million at year-end 2001. Management continually evaluates the potential changes in benefits and loss estimates, both positive and negative, and uses the results of these evaluations both to adjust recorded provisions and to adjust underwriting criteria and product offerings. Further information about insurance liabilities is provided in Note 6 to the Consolidated Financial Statements.


Other significant accounting policies, not involving the same level of measurement uncertainties as those discussed above, are nevertheless important to an understanding of the financial statements. Policies related to revenue recognition, financial instruments and consolidation policy require difficult judgements on complex matters that are often subject to multiple sources of authoritative guidance. Certain of these matters are among topics currently under reexamination by accounting standard setters and regulators. Although no specific conclusion reached by these standard setters appear likely to cause a material change in the Company's accounting policies, outcomes cannot be predicted with confidence. Also, see Note 1 to the Consolidated Financial Statements, Significant Accounting Policies, which discusses significant accounting policies that must be selected by management when there are acceptable alternatives.

New Accounting Standards


SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and other Intangible Assets, modify the accounting for business combinations, goodwill and identifiable intangible assets. As of January 1, 2002, all goodwill and indefinite-lived intangible assets must be tested for impairment, and, if necessary, a transition adjustment will be recognized. Management does not believe there will be any goodwill impairment under these new standards. Amortization of goodwill will cease as of January 1, 2002, and thereafter, all goodwill must be tested at least annually for impairment. The effect of the non-amortization provision on 2002 operations will be affected by 2002 acquisitions, if any, and cannot be forecast, but if these rules had applied to goodwill in 2001, management believes that full-year 2001 net earnings would have increased by approximately $7 million.

Quantitative and Qualitative Disclosures About Market Risk, Interest Rate and Currency Risk Management


Information about potential effects of changes in interest rates on the Company is discussed in the Interest Rate Management section.

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS

Set forth below are the names and addresses of the persons who beneficially own more than 5% of the Company's common or preferred stock.

                       Name and Address of             Amount and Nature of         Percent
  Title of Class        Beneficial Owner               Beneficial Ownership         of Class
  --------------   --------------------------- ------------------------------------ --------
 Common Stock,     General Electric Company/1/ 24,851 shares/2/                      96.9%
  par value $1,000                             owned beneficially through two
  per share                                    wholly-owned subsidiaries
--------------------------------------------------------------------------------------------
 Series A          General Electric Company/1/ 120,000 shares/3/                     100%
  Preferred Stock,                             owned beneficially through a wholly-
  par value $1,000                             owned subsidiary
  per share
--------------------------------------------------------------------------------------------

 /1/ The address of GE is 3135 Easton Turnpike, Fairfield, CT 06431.


 /2/ The shares of the Company's common stock listed above are owned directly by two indirect wholly-owned subsidiaries of GE, GE Capital Assurance and Federal. GE Capital Assurance owns approximately 85.2% of the outstanding shares of the Company and Federal owns approximately 11.7% of the outstanding shares of the Company. Together, GE Capital Assurance and Federal have complete voting and investment power with respect to the shares listed above.


 /3/ All of the issued and outstanding shares of preferred stock are owned directly by an indirect wholly-owned subsidiary of GE, GE Financial Assurance Holdings, Inc., which has sole investment control over the shares listed above. Shares of the Company's preferred stock have no voting rights.

Employees

At December 31, 2001 we had approximately 845 employees. Most employees are covered by contributory medical and long-term disability insurance plans. Company paid dental and group life are also available. In addition, substantially all of the employees are covered by a pension plan, as discussed below, and a 401(k) Plan. We also match a portion of contributions to our 401(k) Plan.


EXECUTIVE OFFICERS AND DIRECTORS

We are managed by a board of directors. The following table sets forth the name, age (as of January 4, 2002), and principal occupations during the past five years of each of our executive officers and directors.



 Frank T. Gencarelli  47 Executive Vice President, Retirement Services Group,
                         GE Life and Annuity Assurance Company since January
                         2002; President of Income Distribution Group 2000-
                         2001; BGA Channel Leader, IBG 1997-2000; Senior Vice
                         President, Sales and Marketing, First Colony Life
                         1992-1997; President AON Financial Institution
                         Services 1991-1992.

 Kelly L. Groh        33 Senior Vice President and Chief Financial Officer of
                         GE Life and Annuity Assurance Company since January
                         2002; Business Planning and Analysis Manager, March
                         2001-December 2001; Vice President and Controller,
                         August 1998-March 2001; Senior Analyst, March 1996-
                         August 1998; Manager at PricewaterhouseCoopers, 1990-
                         1996.

 Paul A. Haley        44 Senior Vice President and Chief Actuary since November
                         2001; Vice President Product Development, October
                         1999-November 2001; Vice President and Chief Actuary,
                         Colonial Life and Accident Insurance Company, August
                         1997-July 1999; Vice President and Assistant Actuary,
                         Prudential Insurance Company of America, October 1991-
                         July 1997; Actuarial Director, Prudential Insurance
                         Company of America, December 1988-September 1991.

 Rose A. Hampton      53 Senior Vice President and Servicing Leader, GE Life
                         and Annuity Assurance Company since August 1999; Vice
                         President of GE Financial Assurance Quality, October
                         1997-August 1999; Quality Leader of GEC Auto Dealers
                         Services, January 1996-September 1997; Manager
                         Operations, Insurance Services Group, November 1992-
                         January 1996; Manager, Collateral Protection Programs,
                         GEC Insurance Services, September 1990-November 1992.

 Donita M. King       47 Senior Vice President, General Counsel and Secretary,
                         GE Life and Annuity Assurance Company since March
                         1999; Associate General Counsel, Prudential Insurance
                         Company of America, March 1989-March 1999.

 Susan M. Mann        45 Vice President and Controller, GE Life and Annuity
                         Assurance Company since April 2001; Vice President and
                         Controller, AMF Bowling, Inc. July 1998-December 2000;
                         Chief Financial Officer, World Access, Inc. (provider
                         of travel insurance, assistance and financial market
                         enhancement related products and services) April 1991-
                         July 1998.

 Gary T. Prizzia(1)   39 Treasurer, GE Life and Annuity Assurance Company since
                         January 2000; Assistant Treasurer GE Financial
                         Assurance Holdings, Inc. (an affiliate) since January
                         2000; Treasurer/Risk Manager, Budapest Bank, October
                         1996-January 2000.

 Elliot A. Rosenthal  50 Director, GE Life and Annuity Assurance Company since
                         June 2000; Senior Vice President of GE Life and
                         Annuity Assurance Company since 1996.

 Leon E. Roday(2)      47 Director, GE Life and Annuity Assurance Company since
                          June 1999; Senior Vice President, GE Life and Annuity
                          Assurance Company since May 1998; Director, Senior
                          Vice President, General Counsel and Secretary, GE
                          Financial Assurance Holdings, Inc. (an affiliate)
                          since 1996.

 Pamela S. Schutz      47 Director and President, GE Life and Annuity Life
                          Assurance Company since May 1998; Chief Executive
                          Officer, GE Life and Annuity Assurance Company since
                          June 2000; President, The Harvest Life Insurance
                          Company May 1997-November 1998; President, GE Capital
                          Commercial Real Estate (an affiliate) May 1994-
                          November 1998.

 Geoffrey S. Stiff     49 Director, GE Life and Annuity Assurance Company since
                          May 1996; Senior Vice President, GE Life and Annuity
                          Assurance Company since March 1999; Vice President,
                          GE Life and Annuity Assurance Company May 1996-March
                          1999; Director and Chief Executive Officer of General
                          Electric Capital Assurance Company (an affiliate)
                          since 1996.

 Thomas M. Stinson(3)  38 Director and Senior Vice President, GE Life and
                          Annuity Assurance Company since April 2000;
                          President, Personal Financial Services of GE Life and
                          Annuity Assurance Company since 1998 and Long Term
                          Care (2001) of GE Life and Annuity Assurance Company;
                          General Manager of Home Depot Credit Services
                          Account, GE Card Services (an affiliate) 1993-1998.





The principal business address of each person listed, unless otherwise indicated, is GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, Virginia 23230.



(1) The principal business address for Mr. Prizzia is GE Financial Assurance Holdings, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.


(2) The principal business address for Mr. Roday is GE Financial Assurance Holdings, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

(3) The principal business address for Mr. Stinson is GE Financial Assurance, 1650 Los Gamos Drive, San Rafael, CA 94903.



Executive officers serve at the pleasure of the Board of Directors and directors are elected annually by GE Life and Annuity Assurance Company's shareholders.

MANAGEMENT OWNERSHIP OF GENERAL ELECTRIC COMPANY STOCK

None of our directors or Named Executives (as defined under "Executive Compensation," below) owns any shares of common stock, preferred stock or other equity securities issued by us or by any of our affiliates, other than GE. Set forth below are the shares of GE common stock and restricted stock (including stock, restricted stock and deferred stock "units") beneficially owned by the directors and Named Executives of the Company, as defined below, and by all directors and executive officers as a group, in each case as of January 4, 2002, along with a description of the nature of such beneficial ownership:


                             Security Ownership of
                        Directors and Executive Officers


                                  Amount of
                             GE Common Stock and
                             Nature of Beneficial Percentage of Outstanding
Name                             Ownership/1/            GE Stock/6/
---------------------------------------------------------------------------
Frank T. Gencarelli                 21,912                   --
Kelly L. Groh                        5,097                   --
Paul A. Haley                        4,120                   --
Rose A. Hampton                     16,220                   --
Donita M. King                       3,790                   --
Gary T. Prizzia                      9,450                   --
Leon E. Roday                       73,228/2/                --
Elliot A. Rosenthal                 12,111/5/                --
Pamela S. Schutz                   250,553/3/                --
Geoffrey S. Stiff                  259,024/4/                --
Thomas M. Stinson                   51,289                   --
All Directors and Executive
 Officers as a Group -- 12
 total                             706,866                   --
---------------------------------------------------------------------------


 /1/ As to shares beneficially owned, each person has sole voting and investment power. This table includes the following shares which are subject to acquisition within 60 days of January 4, 2002 by the exercise of outstanding stock options: Ms. King, 600 shares; Mr. Roday, 6000 shares; Mr. Rosenthal, 1,875 shares; Ms. Schutz, 57,750 shares; Mr. Stiff, 211,500 shares and Mr. Stinson, 24,750 shares; Mr. Gencarelli, 3,000 shares; Mr. Haley, 600 shares; Ms. Hampton, 4,125 shares; Mr. Prizzia, 2,400 shares; and Ms. Groh, 450 shares.


     Where applicable, "share" amounts include deferred stock units, stock units, and restricted stock units (i.e., still subject to certain lapse-of-time and continued service restrictions). Stock units, restricted stock units and deferred stock units are non-transferable accounting-entry "units," the value of which is the same as the value of the corresponding number of shares of GE common stock.


 /2/ Of the amounts shown for Mr. Roday, 15,000 are restricted stock. Mr. Roday has no voting or investment power as to the restricted stock units listed above.


 /3/ Of the amounts shown for Ms. Schutz, 5,143 shares are deferred stock units, 6,000 are vested stock units, and 55,000 are restricted stock. Ms. Schutz has no voting or investment power as to the stock units, restricted stock units and deferred stock units listed above.


 /4/ Of the amounts shown for Mr. Stiff, 6,825 shares are deferred stock units.
     Mr. Stiff has no voting or investment power as to the deferred stock units listed above.


 /5/ Of the amounts shown for Mr. Rosenthal, 1,403 shares are personal stock units.


 /6/ Each of these amounts represents less than 1% of the outstanding shares of common stock of GE as of January 4, 2002.

Executive Compensation
Our executive officers also serve as executive officers and/or directors of one or more affiliate companies of GE Financial Assurance. Compensation allocations are made as to each individual's time devoted to duties as an executive officer of our affiliates and us. All of our directors are also employees of one or more affiliates of GE Financial Assurance and receive no compensation in addition to their compensation as employees. We participate in GE's deferred compensation plan whereby our directors and Named Executives, among others may voluntarily elect to defer to a specified date receipt of a portion of their earned income.

The following table sets forth certain information regarding the portion of compensation paid to the Chief Executive Officer and our four most highly compensated executive officers (collectively, the "Named Executives") for services provided to the Company during or with respect to fiscal year 2001.

SUMMARY COMPENSATION TABLE/1/



                                                             Long-Term Compensation
                                                         -------------------------------
                                  Annual Compensation           Awards          Payout
                               ------------------------- --------------------- ---------
                                                  Other             Securities             All
                                                 Annual  Restricted Underlying            Other
                                                 Compen-   Stock     Options/    LTIP    Compen-
        Name and                Salary   Bonus   sation    Awards      SARs    Payout(s) sation
   Principal Position     Year   ($)     ($)/2/  ($)/3/    ($)/4/       (#)/5/    ($)    ($)/6/
------------------------------------------------------------------------------------------------
Frank T. Gencarelli
 Senior Vice President    2001 $103,740 $ 70,300     0           0     2,850        0    $ 3,093
Paul A. Haley
 Senior Vice President    2001 $ 88,433 $ 42,000     0           0       700        0    $ 3,332
Rose A. Hampton
 Senior Vice President    2001 $103,684 $ 50,400     0           0     2,520        0    $ 4,794
Pamela S. Schutz
 Chairman, President and
 Chief Executive Officer  2001 $217,600 $329,800     0    $668,950    28,560        0    $12,812
Geoffrey S. Stiff
 Senior Vice President    2001 $104,276 $ 92,250     0           0     2,025        0    $12,232
------------------------------------------------------------------------------------------------


 /1/ All amounts shown on this table have been prorated to account for the amount of the relevant Named Executive's time that is allocable to performing services for the Company.


 /2/ Includes amounts deferred at the election of the relevant Named Executive as follows: Ms. Schutz, $82,450 and Mr. Stiff, $46,125.

 /3/ The perquisites or other benefits received by each of the Named Executives did not exceed the lesser of $50,000 or 10% of his or her base salary and annual bonus during the period reported and, therefore, are not required to be reported in the table.


 /4/ This column shows the market value of restricted stock unit (RSU) awards on the date of grant. The Compensation Committee of GE periodically grants restricted stock or RSUs to executives of the Company. The restrictions on the RSUs awarded to Ms. Schutz lapse as follows: restrictions on 25% of the RSUs awarded lapse after 3 years from the date of the award; restrictions on an additional 25% of the RSUs awarded lapse after 7 years from the date of the award; and the restrictions on the remaining 50% of the RSUs awarded lapse upon age 65. Regular quarterly dividends or dividend equivalents are paid on restricted stock and RSUs during the period of restriction. As of December 31, 2002, Ms. Schutz owned 55,000 RSUs with a value of $2,204,400.


 /5/ Options allow the holder to purchase shares of GE common stock at an exercise price equal to the fair market value of GE common stock on the date of grant. Options typically have a ten-year term and vest according to the following schedule: 50% of the options vest after three years from the date of grant; the remaining 50% of the options vest after five years from the date of grant.


 /6/ Includes amounts contributed to employee benefit plans by the registrant on behalf of the Named Executive as follows: Ms. Schutz, $4,046; Mr. Stiff, $2,677, Mr. Gencarelli, $2,261; Ms. Hampton, $3,332; and Mr. Haley $3,332. Also includes above-market interest calculated with respect to compensation deferred at the election of the Named Executives as follows:
     Ms. Schutz, $6,069; and Mr. Stiff, $8,382. The remaining amounts represent premiums paid by us under insurance policies covering the relevant Named Executive as follows: Ms. Schutz, $2,696; Mr. Stiff, $1,172;
     Mr. Gencarelli, $832; and Mr. Hampton $1,462.

OPTIONS/SAR GRANTS IN LAST FISCAL YEAR

The following table sets forth information regarding the stock options granted to Named Executives during 2001. We do not grant any stock appreciation rights.


                                                                          Potential
                                                                     Realizable Value at
                                                                       Assumed Annual
                                                                       Rates of Stock
                                                                     Price Appreciation
                                                                             for
                         Individual Grants                               Option Term
-------------------------------------------------------------------- -------------------
                      Number of    % of Total
                      Securities  Options/SARs
                      Underlying   Granted to   Exercise
                     Options/SARs Employees in  or Base
                      Granted/1/     Fiscal      Price    Expiration
Name                      (#)       Year/2/    ($/Shares)  Date/3/    5%($)     10%($)
----------------------------------------------------------------------------------------
Frank T. Gencarelli      1,900      0.0047%      $43.75    7/26/11   $ 52,269 $  132,487
                           950                   $35.48    9/26/11   $ 21,195 $   53,723
Paul A. Haley              840      0.0021%      $43.75    7/26/11   $ 23,108 $   58,573
                           420                   $35.48    9/26/11   $  9,370 $   23,751
Rose A. Hampton          1,680      0.0042%      $43.75    7/26/11   $ 46,217 $  117,146
                           840                   $35.48    9/26/11   $ 18,740 $   47,502
Pamela S. Schutz        19,040      0.0470%      $43.75    7/26/11   $523,790 $1,327,659
                         9,520                   $35.48    9/26/11   $212,391 $  538,356
Geoffrey S. Stiff        1,350      0.0033%      $43.75    7/26/11   $ 37,139 $   94,136
                           670                   $35.48    9/26/11   $ 15,059 $   38,171
----------------------------------------------------------------------------------------


 /1/ The options listed above have been pro-rated according to the amount of the Named Executive's time allocable to performing services for the Company.


 /2/ GE granted options and SARs representing 60,776,827 shares to employees in fiscal year 2001.


 /3/ Options typically have a ten-year term and vest according to the following schedule: 50% of the options vest after three years from the date of grant; the remaining 50% of the options vest after five years from the date of grant.

AGGREGATED OPTION/SAR EXERCISES IN 2001 AND YEAR-END OPTION/SAR VALUES

As noted above, none of the Named Executives own any stock appreciation rights. The following table sets forth the value of the stock options held by the Named Executives based upon the value of GE's common stock as of December 31, 2001.


                                                                    Value of
                                                 Number of         Unexercised
                                                Unexercised       In-the-Money
                                              Options Held at    Options Held at
                                                December 31,      December 31,
                                                    2001             2001/1/
                                              ---------------- -------------------
                       Shares
                      Acquired      Value     Exercis- Unexer-  Exercis-  Unexer-
Name                 on Exercise Realized ($)   able   cisable    able    cisable
----------------------------------------------------------------------------------
Frank T. Gencarelli        --            --     3,000  18,500  $   30,427 $ 41,927
Paul A. Haley              --            --       600   3,150  $        0 $  3,450
Rose A. Hampton            --            --     4,125  10,125  $   68,720 $ 35,719
Pamela S. Schutz       21,000      $716,570    57,750  93,750  $1,620,434 $211,986
Geoffrey S. Stiff          --            --   211,500  30,000  $6,306,869 $228,066
----------------------------------------------------------------------------------


 /1/ Based on the closing price on the New York Stock Exchange Composite
     Transactions ("NYSE") of GE's Common Stock. On December 31, 2001 the closing price was $40.08. The options and potential realizable value of those options have not been adjusted to account for the percentage of the relevant Named Executive's time allocable to performing services for the Company.


LONG-TERM INCENTIVE PLAN--AWARDS IN LAST FISCAL YEAR

None of the Named Executives received any payment during 2001 under any long-term incentive plan maintained by us or our affiliates with respect to a performance period longer than one year.


OTHER PLANS AND ARRANGEMENTS

Retirement Benefits. The table below illustrates the annual pension benefits payable to executive officers under the GE Pension Plan. The table also reflects the Excess Benefit Plan that we have established to provide retirement benefits over the Code limitations and the GE Supplementary Pension Plan that provides supplementary benefits to longer-service, higher level employees. Benefits in the table are not reduced by social security or other offset amounts. Since the benefits shown in the table reflect a straight life form of annuity benefit, if the payment is made in the form of a joint and survivor annuity, the annual amounts of benefit could be substantially below those illustrated.

Employees are generally eligible to retire with unreduced benefits under Company retirement plans at age 60 or later, and with social security benefits at age 62 or later. The approximate annual retirement benefits provided under Company retirement plans for GE employees retiring directly from the Company at age 60 or later are shown in the table below.


PENSION PLAN TABLE


                          Estimated Annual Retirement Benefit for Credited
                                        Years of Service/1/
                        ------------------------------------------------------------
Final Average Salary    20 Years     25 Years     30 Years     35 Years     40 Years
------------------------------------------------------------------------------------
     $  100,000          30,000       38,750       47,500       56,250       65,000
     $  200,000          65,000       82,500      100,000      117,500      135,000
     $  300,000         100,000      126,250      152,500      178,750      205,000
     $  400,000         135,000      170,000      205,000      240,000      275,000
     $  500,000         170,000      213,750      257,500      301,250      345,000
     $  600,000         205,000      257,500      310,000      362,500      415,000
     $  700,000         240,000      301,250      362,500      423,750      485,000
     $  800,000         275,000      345,000      415,000      485,000      555,000
     $  900,000         310,000      388,750      467,500      546,250      625,000
     $1,000,000         345,000      432,500      520,000      607,500      695,000
------------------------------------------------------------------------------------


 /1/ Retirement benefits under the GE Pension Plan are determined based on the greater of a formula recognizing career earnings or a formula recognizing length of service and final average earnings. GE Supplementary Pension Plan benefits are calculated as the excess of the amount determined under a formula recognizing length of service and final average earnings over the GE Pension Plan benefit.


Compensation covered by the GE Pension Plan (for purposes of pension benefits) excludes commissions and performance share awards and generally corresponds to that shown in the "Salary" and Bonus" columns in the Summary Compensation Table. Compensation is calculated based on the average of the highest level of compensation paid during a period of 36 consecutive whole months. Only three Annual Incentive Plan bonuses (whether paid or deferred) may be included in obtaining the average compensation.

The Named Executives and their credited years of service as of January 4, 2002 are provided in the following table.




     Named Executive      Years of Credited Service
    -----------------------------------------------
     Frank T. Gencarelli          12 years
     Paul A. Haley                 2 years
     Rose A. Hampton              33 years
     Pamela S. Schutz             23 years
     Geoffrey S. Stiff            21 years
    -----------------------------------------------

Legal Matters



We, like other insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Except for the McBride case described below, which is still in its preliminary stages, and its ultimate outcome, and any effect on the Company, cannot be determined at this time, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on our Consolidated Financial Statements.


On November 1, 2000, we were named as a defendant in a lawsuit filed in Georgia state court related to the sale of universal life insurance policies (McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co.). On December 1, 2000, we successfully removed the case to the United States District Court for the Middle District of Georgia. The complaint is brought as a class action on behalf of all persons who purchased certain universal life insurance policies from us and alleges improper sales practices in connection with the sale of universal life policies. No class has been certified. On February 27, 2002, the Court denied our motion for summary judgment. The McBride litigation is still in its preliminary stages, and its ultimate outcome, and any effect on the Company, cannot be determined at this time. We intend to defend this lawsuit, including plaintiff's efforts to certify a nationwide class action, vigorously.

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                              Financial Statements

                          Year ended December 31, 2001

                  (With Independent Auditors' Report Thereon)

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                               Table of Contents

                               December 31, 2001

                                                                            Page
                                                                            ----
Financial Statements:

  Consolidated Balance Sheets.............................................. F-2

  Consolidated Statements of Income........................................ F-3

  Consolidated Statements of Shareholders' Interest........................ F-4

  Consolidated Statements of Cash Flows.................................... F-6

  Notes to the Consolidated Financial Statements........................... F-7

                         Independent Auditors' Report

   The Board of Directors
   GE Life and Annuity Assurance Company:

     We have audited the accompanying consolidated balance sheets of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2001 and 2000, and the related consolidated statements of income, shareholders' interest, and cash flows for each of the years in the three-year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in notes 1 and 11 to the consolidated financial statements, the Company changed its method of accounting for derivatives in 2001.

     As discussed in notes 1 and 9 to the consolidated financial statements, the Company changed its method of accounting for insurance-related assessments in 1999.


/s/ KPMG LLP
   Richmond, Virginia
   January 15, 2002

                     GE LIFE AND ANNUITY ASSURANCE COMPANY
                                 AND SUBSIDIARY

                          Consolidated Balance Sheets

             (Dollar amounts in millions, except per share amounts)

                                                             December 31,
                                                          --------------------
                                                            2001       2000
                                                          ---------  ---------
Assets
Investments:
  Fixed maturities available-for-sale, at fair value..... $10,539.6  $ 9,260.5
  Equity securities available-for-sale, at fair value:
    Common stocks........................................      20.6       15.3
    Preferred stocks, non-redeemable.....................      17.2       20.8
  Investment in affiliate................................       2.6        2.6
  Mortgage loans, net of valuation allowance of $18.2 and
   $14.3 at December 31, 2001 and 2000, respectively.....     938.8    1,130.0
  Policy loans...........................................     109.4       89.0
  Real estate owned......................................       3.5        2.5
  Other invested assets..................................     147.4      134.7
                                                          ---------  ---------
    Total investments....................................  11,779.1   10,655.4
                                                          ---------  ---------
  Cash and cash equivalents..............................       --        71.4
  Accrued investment income..............................     208.4      215.9
  Deferred acquisition costs.............................     853.8      715.7
  Intangible assets......................................     352.9      400.4
  Reinsurance recoverable................................     151.1       90.6
  Other assets...........................................     117.0       69.9
  Separate account assets................................   8,994.3   10,393.2
                                                          ---------  ---------
    Total assets......................................... $22,456.6  $22,612.5
                                                          =========  =========
Liabilities and Shareholders' Interest
Liabilities:
  Future annuity and contract benefits................... $10,975.3  $ 9,934.3
  Liability for policy and contract claims...............     189.0      140.4
  Other policyholder liabilities.........................      91.4      164.0
  Accounts payable and accrued expenses..................     548.9      473.9
  Deferred income tax liability..........................      75.5       32.0
  Separate account liabilities...........................   8,994.3   10,393.2
                                                          ---------  ---------
    Total liabilities....................................  20,874.4   21,137.8
                                                          ---------  ---------
Shareholders' interest:
  Net unrealized investment losses.......................     (17.4)     (18.7)
  Derivatives qualifying as hedges.......................      (8.1)       --
                                                          ---------  ---------
  Accumulated non-owner changes in equity................     (25.5)     (18.7)
  Preferred stock, Series A ($1,000 par value, $1,000
   redemption and liquidation value, 200,000 shares
   authorized, 120,000 shares issued and outstanding)....     120.0      120.0
  Common stock ($1,000 par value, 50,000 authorized,
   25,651 shares issued and outstanding).................      25.6       25.6
  Additional paid-in capital.............................   1,050.7    1,050.7
  Retained earnings......................................     411.4      297.1
                                                          ---------  ---------
    Total shareholders' interest.........................   1,582.2    1,474.7
                                                          ---------  ---------
    Total liabilities and shareholders' interest......... $22,456.6  $22,612.5
                                                          =========  =========

          See accompanying Notes to Consolidated Financial Statements.

                     GE LIFE AND ANNUITY ASSURANCE COMPANY
                                 AND SUBSIDIARY

                       Consolidated Statements of Income

                          (Dollar amounts in millions)

                                                   Years Ended December 31,
                                                  ----------------------------
                                                    2001      2000      1999
                                                  --------  --------  --------
Revenues:
  Net investment income.......................... $  698.9  $  708.9  $  638.2
  Net realized investment gains..................     29.1       4.3      12.0
  Premiums.......................................    108.4     116.3     123.9
  Cost of insurance..............................    126.1     126.0     129.0
  Variable product fees..........................    131.1     148.7      90.2
  Other income...................................     40.8      49.2      24.6
                                                  --------  --------  --------
    Total revenues...............................  1,134.4   1,153.4   1,017.9
                                                  --------  --------  --------
Benefits and expenses:
  Interest credited..............................    533.8     532.6     440.8
  Benefits and other changes in policy reserves..    182.3     223.6     214.7
  Commissions....................................    162.7     229.3     192.1
  General expenses...............................    129.0     124.8     124.7
  Amortization of intangibles, net...............     50.0      43.7      58.3
  Change in deferred acquisition costs, net......   (125.3)   (237.7)   (179.1)
  Interest expense...............................      2.2       1.1       1.9
                                                  --------  --------  --------
    Total benefits and expenses..................    934.7     917.4     853.4
                                                  --------  --------  --------
    Income before income taxes and cumulative
     effect of change in accounting principle....    199.7     236.0     164.5
Provision for income taxes.......................     70.1      72.9      56.6
                                                  --------  --------  --------
  Income before cumulative effect of change in
   accounting principle..........................    129.6     163.1     107.9
                                                  --------  --------  --------
Cumulative effect of change in accounting
 principle, net of tax...........................     (5.7)      --        5.0
                                                  --------  --------  --------
  Net income..................................... $  123.9  $  163.1  $  112.9
                                                  ========  ========  ========


          See accompanying Notes to Consolidated Financial Statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

               Consolidated Statements of Shareholders' Interest

                          (Dollar amounts in millions)

                                                                 Common Stock
                                     Preferred                     Declared
                                       Stock      Common Stock  but not Issued
                                   -------------- ------------- ---------------
                                   Shares  Amount Shares Amount Shares   Amount
                                   ------- ------ ------ ------ -------  ------
Balances at December 31, 1998....  120,000 $120.0  7,010 $ 7.0   18,641  $ 18.6
Changes other than transactions
 with shareholders:
 Net income......................      --     --     --    --       --      --
 Net unrealized losses on
  investment securities (a)......      --     --     --    --       --      --
 Total changes other than
  transactions with
  shareholders...................
Cash dividend declared and paid..      --     --     --    --       --      --
Common stock issued..............      --     --  18,641  18.6  (18,641)  (18.6)
Adjustment to reflect purchase
 method..........................      --     --     --    --       --      --
                                   ------- ------ ------ -----  -------  ------
Balances at December 31, 1999....  120,000  120.0 25,651  25.6      --      --
Changes other than transactions
 with shareholders:
 Net income......................      --     --     --    --       --      --
 Net unrealized gains on
  investment securities (a)......      --     --     --    --       --      --
 Total changes other than
  transactions with
  shareholders...................
Cash dividend declared and paid..      --     --     --    --       --      --
                                   ------- ------ ------ -----  -------  ------
Balances at December 31, 2000....  120,000  120.0 25,651  25.6      --      --
Changes other than transactions
 with shareholders:
 Net income......................      --     --     --    --       --      --
 Net unrealized gains on
  investment securities (a)......      --     --     --    --       --      --
 Cumulative effect on
  shareholders' interest of
  adopting SFAS 133 (b)..........      --     --     --    --       --      --
 Derivatives qualifying as
  hedges.........................      --     --     --    --       --      --
 Total changes other than
  transactions with
  shareholders...................
Cash dividend declared and paid..      --     --     --    --       --      --
                                   ------- ------ ------ -----  -------  ------
Balances at December 31, 2001....  120,000 $120.0 25,651 $25.6      --   $  --
                                   ======= ====== ====== =====  =======  ======

(a) Presented net of deferred taxes of $0, $(61.8) and $103.6 in 2001, 2000 and 1999, respectively.
(b) Presented net of deferred taxes of $4.4.

          See accompanying Notes to Consolidated Financial Statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

               Consolidated Statements of Shareholders' Interest

                          (Dollar amounts in millions)

                                              Accumulated
                                   Additional  Non-owner               Total
                                    Paid-In   Changes in  Retained Shareholders'
                                    Capital     Equity    Earnings   Interest
                                   ---------- ----------- -------- -------------
Balances at December 31, 1998....   $1,050.1    $  57.8    $ 40.3    $1,293.8
Changes other than transactions
 with shareholders:
 Net income......................        --         --      112.9       112.9
 Net unrealized losses on
  investment securities (a)......        --      (192.0)      --       (192.0)
                                                                     --------
 Total changes other than
  transactions with
  shareholders...................                                       (79.1)
Cash dividend declared and paid..        --         --       (9.6)       (9.6)
Common stock issued..............        --         --        --            -
Adjustment to reflect purchase
 method..........................        0.6        --        --          0.6
                                    --------    -------    ------    --------
Balances at December 31, 1999....    1,050.7     (134.2)    143.6     1,205.7
Changes other than transactions
 with shareholders:
 Net income......................        --         --      163.1       163.1
 Net unrealized gains on
  investment securities (a)......        --       115.5       --        115.5
                                                                     --------
 Total changes other than
  transactions with
  shareholders...................                                       278.6
Cash dividend declared and paid..        --         --       (9.6)       (9.6)
                                    --------    -------    ------    --------
Balances at December 31, 2000....    1,050.7      (18.7)    297.1     1,474.7
Changes other than transactions
 with shareholders:
 Net income......................        --         --      123.9       123.9
 Net unrealized gains on
  investment securities (a)......        --         1.3       --          1.3
 Cumulative effect on
  shareholders' interest of
  adopting SFAS 133 (b)..........        --        (7.8)      --         (7.8)
 Derivatives qualifying as
  hedges.........................        --        (0.3)      --         (0.3)
                                                                     --------
 Total changes other than
  transactions with
  shareholders...................                                       117.1
Cash dividend declared and paid..        --         --       (9.6)       (9.6)
                                    --------    -------    ------    --------
Balances at December 31, 2001....   $1,050.7    $ (25.5)   $411.4    $1,582.2
                                    ========    =======    ======    ========

(a) Presented net of deferred taxes of $0, $(61.8) and $103.6 in 2001, 2000 and 1999, respectively.
(b) Presented net of deferred taxes of $4.4.

          See accompanying Notes to Consolidated Financial Statements.

                     GE LIFE AND ANNUITY ASSURANCE COMPANY
                                 AND SUBSIDIARY

                     Consolidated Statements of Cash Flows
                                 (In millions)

                                                 Years Ended December 31,
                                               -------------------------------
                                                 2001       2000       1999
                                               ---------  ---------  ---------
Cash flows from operating activities:
Net income.................................... $   123.9  $   163.1  $   112.9
                                               ---------  ---------  ---------
Adjustments to reconcile net income to net
 cash provided by operating activities:
  Cumulative effect of change in accounting
   principle, net of tax......................       5.7        --        (5.0)
  Cost of insurance and surrender fees........    (155.9)    (149.3)    (169.5)
  Decrease in future policy benefits..........     589.9      688.9      565.5
  Net realized investment gains...............     (29.1)      (4.3)     (12.0)
  Amortization of investment premiums and
   discounts..................................       6.8       (3.4)      (1.3)
  Amortization of intangibles.................      50.0       43.7       58.3
  Deferred income tax expense.................      51.1       94.5       25.0
  Change in certain assets and liabilities:
   Decrease (increase) in:
    Accrued investment income.................       7.5      (25.7)     (48.6)
    Deferred acquisition costs................    (125.3)    (237.7)    (179.1)
    Other assets, net.........................     (45.0)     188.2     (195.1)
   Increase (decrease) in:
    Policy and contract claims................      39.7       25.5      (43.4)
    Other policyholder liabilities............     (71.5)      26.8       20.0
    Accounts payable and accrued expenses.....      72.4      276.2       73.8
                                               ---------  ---------  ---------
      Total adjustments.......................     396.3      923.4       88.6
                                               ---------  ---------  ---------
      Net cash provided by operating
       activities.............................     520.2    1,086.5      201.5
                                               ---------  ---------  ---------
Cash flows from investing activities:
  Short-term investment activity, net.........     (22.9)     (17.6)       --
  Proceeds from sales and maturities of
   investment securities and other invested
   assets.....................................   3,904.1    1,997.0    1,702.2
  Principal collected on mortgage and policy
   loans......................................     332.6      102.1      103.3
  Proceeds collected from policy loan
   securitization.............................       --         --       145.1
  Purchases of investment securities and other
   invested assets............................  (5,182.8)  (3,047.2)  (3,037.4)
  Mortgage loan originations and increase in
   policy loans...............................    (167.9)    (437.4)    (170.4)
                                               ---------  ---------  ---------
      Net cash used in investing activities...  (1,136.9)  (1,403.1)  (1,257.2)
                                               ---------  ---------  ---------
Cash flows from financing activities:
  Proceeds from issue of investment
   contracts..................................   4,120.9    5,274.4    4,717.6
  Redemption and benefit payments on
   investment contracts.......................  (3,566.0)  (4,946.8)  (3,593.4)
  Cash dividends to shareholders..............      (9.6)      (9.6)      (9.6)
                                               ---------  ---------  ---------
      Net cash provided by financing
       activities.............................     545.3      318.0    1,114.6
                                               ---------  ---------  ---------
      Net increase (decrease) in cash and
       equivalents............................     (71.4)       1.4       58.9
Cash and cash equivalents at beginning of
 year.........................................      71.4       70.0       11.1
                                               ---------  ---------  ---------
Cash and cash equivalents at end of year...... $     --   $    71.4  $    70.0
                                               =========  =========  =========

          See accompanying Notes to Consolidated Financial Statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                  Notes to Consolidated Financial Statements
                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

(1) Summary of Significant Accounting Policies

 (a) Principles of Consolidation

   The accompanying consolidated financial statements include the historical operations and accounts of GE Life and Annuity Assurance Company and its subsidiary, Assigned Settlements Inc. (collectively the "Company" or "GELAAC"). All significant intercompany accounts and transactions have been eliminated in consolidation.

   The majority of GELAAC's outstanding common stock is owned by General Electric Capital Assurance Company ("GECA"). GECA is an indirect wholly-owned subsidiary of GE Financial Assurance Holdings, Inc. ("GEFAHI"), which is an indirect wholly-owned subsidiary of General Electric Capital Corporation ("GECC"). GECC is a wholly-owned subsidiary of General Electric Capital Services, Inc. ("GE Capital Services"), which in turn is wholly-owned, directly or indirectly, by General Electric Company.

 (b) Basis of Presentation

   These consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year presentation.

 (c) Products

   The Company's product offerings are divided along two major segments of consumer needs: (i) Wealth Accumulation and Transfer and (ii) Lifestyle Protection and Enhancement.

   Wealth Accumulation and Transfer products are investment vehicles and insurance contracts intended to increase the policyholder's wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death. The Company's principal product lines under the Wealth Accumulation and Transfer segment are annuities (deferred and immediate; either fixed or variable), life insurance (universal, variable, ordinary and group) and guaranteed investment contracts ("GICs") including funding agreements.

   Lifestyle Protection and Enhancement products are intended to protect accumulated wealth and income from the financial drain of unforeseen events. The Company's principal product line under the Lifestyle Protection and Enhancement segment is accident and health insurance.

   The Company distributes its products through two primary channels: intermediaries (such as brokerage general agents, banks, securities brokerage firms, financial planning firms, accountants, affluent market producers and specialized brokers) and career or dedicated sales forces, who distribute certain of the Company's products on an exclusive basis, some of whom are not employees of the Company. Approximately 30%, 25% and 28% of the Company's sales of variable products in 2001, 2000 and 1999, respectively, have been through two specific national stockbrokerage firms. Loss of all or a substantial portion of the business provided by these stockbrokerage firms could have a material adverse effect on the business and operations of the Company. The Company does not believe, however, that the loss of such business would have a long-term adverse effect because of the Company's competitive position in the marketplace, the availability of business from other distributors, and the Company's mix of other products.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

   The Company offers insurance products throughout the United States of America (except New York). Approximately 17%, 18% and 17% of premium and annuity consideration collected, in 2001, 2000 and 1999, respectively, came from customers residing in the South Atlantic region of the United States, approximately 23%, 24% and 17% of premium and annuity consideration collected, in 2001, 2000 and 1999, respectively, came from customers residing in the Mid-Atlantic region of the United States and approximately 13%, 9% and 11% of premium and annuity consideration collected, in 2001, 2000 and 1999, respectively, came from customers residing in California.

 (d) Revenues

   Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent immediate annuities, when the contracts are issued. Premiums received under annuity contracts without significant mortality risk and premiums received on universal life products are not reported as revenues but as liabilities for future annuity and contract benefits. Cost of insurance is charged to universal life policyholders based upon at risk amounts, and is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholders' account values, and are recognized as revenue when charged. Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

 (e) Cash and Cash Equivalents

   Certificates, money market funds and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows. Items with maturities greater than 90 days are included in other invested assets.

 (f) Investment Securities

   The Company has designated its fixed maturities (bonds, notes and redeemable preferred stock) and its equity securities (common and non-redeemable preferred stock) as available-for-sale. The fair value for regularly traded fixed maturities and equity securities is based on quoted market prices. For fixed maturities not regularly traded, fair values are estimated using values obtained from independent pricing services or are estimated by discounting expected future cash flows using a current market rate applicable to the credit quality, industry sector, call features and maturity of the investments, as applicable.

   Changes in the fair values of investments available-for-sale, net of the effect on deferred acquisition costs, present value of future profits and deferred income taxes are reflected as unrealized investment gains or losses in a separate component of shareholders' interest and, accordingly, have no effect on net income. Investment securities are regularly reviewed for impairment based on criteria that include the extent to which cost exceeds market value, the duration of the market decline and the financial health of and specific prospects for the issuer. Unrealized losses that are considered other than temporary are recognized in earnings through an adjustment to the amortized cost basis of the underlying securities. The Company engages in certain securities lending transactions, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income.

   Mortgage and policy loans are stated at their unpaid principal balance, net of allowances for estimated uncollectible amounts. The allowance for losses is determined primarily on the basis of management's best estimate of probable losses, including specific allowances for known troubled credits, if any. Write-downs and the change in reserves are included in net realized investment gains and losses in the Consolidated Statements of Income.

   Short-term investments, if any, are stated at amortized cost which approximates fair value. Equity securities (including seed money for new mutual fund portfolios) are stated at fair value. Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is stated, generally, at cost less accumulated depreciation. Other long-term investments are stated generally at amortized cost.

 (g) Deferred Acquisition Costs

   Acquisition costs include costs and expenses which vary with and are primarily related to the acquisition of insurance and investment contracts.

  Acquisition costs include first-year commissions in excess of recurring renewal commissions, and certain support costs such as underwriting and policy issue costs. For investment and universal life type contracts, amortization is based on the present value of anticipated gross profits from investments, interest credited, surrender and other policy charges, and mortality and maintenance expenses. Amortization is adjusted retroactively when current estimates of future gross profits to be realized are revised. For other long-duration insurance contracts, the acquisition costs are amortized in relation to the estimated benefit payments or the present value of expected future premiums.

   Deferred acquisition costs are reviewed to determine if they are recoverable from future income, including investment income, and, if not considered recoverable, are charged to expense.

 (h) Intangible Assets

  Present Value of Future Profits -- In conjunction with the acquisition of the Company, a portion of the purchase price was assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called present value of future profits ("PVFP"), represents the actuarially determined present value of the projected future cash flows from the acquired policies.

   PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates credited to policyholders on underlying contracts. Recoverability of PVFP is evaluated periodically by comparing the current estimate of expected future gross profits to the unamortized asset balance. If such a comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

   PVFP is further adjusted to reflect the impact of unrealized gains or losses on fixed maturities classified as available for sale in the investment portfolios. Such adjustments are not recorded in the Company's net income but rather as a credit or charge to shareholders' interest, net of applicable income tax.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

  Goodwill - Goodwill is amortized over a period of 20 years on the straight-line method. Goodwill in excess of associated expected operating cash flows is considered to be impaired and is written down to fair value.

 (i) Federal Income Taxes

   The Company files a consolidated life insurance federal income tax return with its parent, GECA and its life insurance affiliates. The method of income tax allocation is subject to written agreement authorized by the Board of Directors. Allocation is based on the separate return liabilities with offsets for losses and credits utilized to reduce current consolidated tax liability. Intercompany tax balances are settled quarterly, with a final settlement after filing of the federal income tax return.

   Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

 (j) Reinsurance

   Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

 (k) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

 (l) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of (a) claims that have been reported to the insurer, and (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated.

 (m) Separate Accounts

   The separate account assets and liabilities represent funds held, and the related liabilities for, the exclusive benefit of the variable annuity and variable life contract holders. The Company receives mortality risk fees and administration charges from the variable mutual fund portfolios. The separate account assets are carried at fair value and are equal to the liabilities that represent the policyholders' equity in those assets.

   The Company has periodically transferred capital to the separate accounts to provide for the initial purchase of investments in new mutual fund portfolios. As of December 31, 2001, approximately $55.9 of the Company's other invested assets related to its capital investments is in the separate accounts.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


 (n) Accounting Changes

   At January 1, 2001, the Company adopted SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended. Under SFAS 133 all derivative instruments (including certain derivative instruments embedded in other contracts) are recognized in the balance sheet at their fair values and changes in fair value are recognized immediately in earnings, unless the derivatives qualify as hedges of future cash flows. For derivatives qualifying as hedges of future cash flows, the effective portion of changes in fair value is recorded temporarily in equity, then recognized in earnings along with the related effects of the hedged items. Any ineffective portion of hedges is reported in earnings as it occurs. Further information about derivative instruments is provided in Note 11.

   At January 1, 2001, the Company's consolidated financial statements were adjusted to record a cumulative effect of adopting this accounting change, as follows:

                                                                   Shareholders'
                                                          Earnings   Interest
                                                          -------- -------------
   Adjustment to fair value of derivatives (a)...........  $(8.7)     $(12.2)
   Income tax effects....................................    3.0         4.4
                                                           -----      ------
   Totals................................................  $(5.7)     $ (7.8)
                                                           =====      ======

--------
(a) For earnings effect, amount shown is net of hedged items.

   The cumulative effect on shareholders' interest was primarily attributable to marking to market swap contracts used to hedge variable-rate investments. Decreases in the fair values of these instruments were attributable to changes in interest rates since inception of the hedging arrangement. As a matter of policy, the Company ensures that funding, including the effect of derivatives, of its investment and other financial asset positions are substantially matched in character (e.g., fixed vs. floating) and duration. As a result, declines in the fair values of these effective derivatives are offset by unrecognized gains on the related financing assets and hedged items, and future net earnings will not be subject to volatility arising from interest rate changes.

   In November 2000, the Emerging Issues Task Force of the Financial Accounting Standards Board (FASB) reached a consensus on accounting for impairment of retained beneficial interests (EITF 99-20). Under this consensus, impairment of certain beneficial interests in securitized assets must be recognized when (1) the asset's fair value is below its carrying value, and (2) it is probable that there has been an adverse change in estimated cash flows. Previously, impairment on such assets was recognized when the asset's carrying value exceeded estimated cash flows discounted at a risk free rate of return. The effect of adopting EITF 99-20 at January 1, 2001 was not significant to the Company's operating results.

   See Note 9 for Change in Accounting for Insurance-Related Assessments in
1999.

 (o) Accounting Pronouncement Not Yet Adopted

   SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, modify the accounting for business combinations, goodwill and identifiable intangible assets. As of January 1, 2002, all goodwill and indefinite-lived intangible assets must be tested for impairment, and, if necessary, a transition adjustment will be recognized. Management does not believe there will be any goodwill impairment under these new standards. Amortization of goodwill will cease as of January 1, 2002, and thereafter, all goodwill and any

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

indefinite-lived intangible assets must be tested at least annually for impairment. The effect of the non-amortization provision on 2002 operations will be affected by 2002 acquisitions, if any, and cannot be forecast, but if these rules had applied to goodwill in 2001, management believes that full-year 2001 net earnings would have increased by approximately $7.

(2) Investment Securities

 (a) General

   For the years ended December 31, the sources of investment income of the Company were as follows:

                                                          2001    2000    1999
                                                         ------  ------  ------
   Fixed maturities..................................... $615.2  $623.1  $557.9
   Equity securities....................................    1.7     1.8     2.2
   Mortgage loans.......................................   80.9    80.0    66.9
   Policy loans.........................................    7.1     4.6    14.0
   Other investments....................................    1.8     6.7     2.5
                                                         ------  ------  ------
   Gross investment income..............................  706.7   716.2   643.5
   Investment expenses..................................   (7.8)   (7.3)   (5.3)
                                                         ------  ------  ------
   Net investment income................................ $698.9  $708.9  $638.2
                                                         ======  ======  ======

   For the years ended December 31, sales proceeds and gross realized investment gains and losses from the sales of investment securities available-for-sale were as follows:

                                                         2001     2000    1999
                                                       --------  ------  ------
   Sales proceeds..................................... $2,663.3  $874.2  $590.3
                                                       ========  ======  ======
   Gross realized investment:
     Gains............................................    100.5    29.3    28.6
     Losses...........................................    (71.4)  (25.0)  (16.6)
                                                       --------  ------  ------
   Net realized investment gains...................... $   29.1  $  4.3  $ 12.0
                                                       ========  ======  ======

   The additional proceeds from investments presented in the Company's Consolidated Statements of Cash Flows result from principal collected on mortgage and asset-backed securities, maturities, calls and sinking fund payments.

   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and deferred acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities and other invested assets reflected as a separate component of shareholders' interest as of December 31 are summarized as follows:

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


                                                      2001    2000    1999
                                                     ------  ------  -------
   Net unrealized gains (losses) on available-for-
    sale investment securities and other invested
    assets before adjustments:
     Fixed maturities............................... $(41.2) $(34.4) $(245.0)
     Equity securities..............................    4.6    (1.6)    (0.4)
     Other invested assets..........................  (16.4)   (3.2)    (4.1)
                                                     ------  ------  -------
       Subtotal.....................................  (53.0)  (39.2)  (249.5)
                                                     ======  ======  =======
   Adjustments to the present value of future
    profits and deferred acquisition costs..........   25.2    10.1     43.1
   Deferred income taxes............................   10.4    10.4     72.2
                                                     ------  ------  -------
       Net unrealized losses on available-for-sale
        investment securities....................... $(17.4) $(18.7) $(134.2)
                                                     ======  ======  =======

   The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in equity is as follows:

                                                       2001    2000     1999
                                                      ------  -------  -------
   Net unrealized gains (losses) on investment
    securities --beginning of year................... $(18.7) $(134.2) $  57.8
   Unrealized gains (losses) on investment
    securities -- net of deferred taxes of ($5.1),
    ($63.3) and $99.1................................   10.8    118.3   (184.2)
   Reclassification adjustments -- net of deferred
    taxes of $5.1, $1.5 and $4.5.....................   (9.5)    (2.8)    (7.8)
                                                      ------  -------  -------
   Net unrealized losses on investment securities --
     end of year..................................... $(17.4) $ (18.7) $(134.2)
                                                      ======  =======  =======

   At December 31, the amortized cost, gross unrealized gains and losses, and fair values of the Company's fixed maturities and equity securities available-for-sale were as follows:

                                                 Gross      Gross
                                     Amortized unrealized unrealized   Fair
   2001                                cost      gains      losses     value
   ----                              --------- ---------- ---------- ---------
   Fixed maturities:
   U.S. government and agency....... $     5.1   $  0.1    $   --    $     5.2
   State and municipal..............       1.2      --         --          1.2
   Non-U.S. government .............      37.0      0.2       (0.5)       36.7
   U.S. corporate...................   5,976.7     93.6     (199.4)    5,870.9
   Non-U.S. corporate...............     819.5     10.5      (18.0)      812.0
   Mortgage-backed..................   2,217.3     50.9       (7.3)    2,260.9
   Asset-backed.....................   1,524.0     31.5       (2.8)    1,552.7
                                     ---------   ------    -------   ---------
     Total fixed maturities.........  10,580.8    186.8     (228.0)   10,539.6
   Common stocks and non-redeemable
    preferred stocks................      33.2      4.8       (0.2)       37.8
                                     ---------   ------    -------   ---------
   Total available-for-sale
    securities...................... $10,614.0   $191.6    $(228.2)  $10,577.4
                                     =========   ======    =======   =========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


                                                   Gross      Gross
                                       Amortized unrealized unrealized   Fair
2000                                     cost      gains      losses    value
----                                   --------- ---------- ---------- --------
Fixed maturities:
U.S. government and agency...........  $   10.3    $  0.3    $   --    $   10.6
State and municipal..................       1.3       --         --         1.3
Non-U.S. government..................       3.0       --         --         3.0
U.S. corporate.......................   5,705.5      24.2     (148.8)   5,580.9
Non-U.S. corporate...................     851.2      35.3       (2.2)     884.3
Mortgage-backed......................   1,762.2      44.0        --     1,806.2
Asset-backed.........................     961.4      12.8        --       974.2
                                       --------    ------    -------   --------
  Total fixed maturities.............   9,294.9     116.6     (151.0)   9,260.5
Common stocks and non-redeemable
 preferred stocks....................      37.7       0.9       (2.5)      36.1
                                       --------    ------    -------   --------
Total available-for-sale securities..  $9,332.6    $117.5    $(153.5)  $9,296.6
                                       ========    ======    =======   ========

   The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2001 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                            Amortized   Fair
                                                              Cost      Value
                                                            --------- ---------
Due in one year or less.................................... $   131.3 $   131.3
Due one year through five years............................   2,518.4   2,524.6
Due five years through ten years...........................   2,570.8   2,524.9
Due after ten years........................................   1,619.0   1,545.2
                                                            --------- ---------
  Subtotals................................................   6,839.5   6,726.0
Mortgage-backed securities.................................   2,217.3   2,260.9
Asset-backed securities....................................   1,524.0   1,552.7
                                                            --------- ---------
  Totals................................................... $10,580.8 $10,539.6
                                                            ========= =========

   As of December 31, 2001, $1,175.0 of the Company's investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders of $5.5 and $5.6 as of December 31, 2001 and 2000, respectively.

   As of December 31, 2001, approximately 20.7%, 17.2% and 14.3% of the Company's investment portfolio is comprised of securities issued by the manufacturing, financial and utilities industries, respectively, the vast majority of which are rated investment grade, and which are senior secured bonds. No other industry group comprises more than 10% of the Company's investment portfolio. This portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

   As of December 31, 2001 the Company did not hold any fixed maturity securities which exceeded 10% of shareholders' interest.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   The credit quality of the fixed maturity portfolio at December 31 follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody's.

                                                  2001               2000
                                            ----------------- ------------------
                                              Fair
                                              value   Percent Fair value Percent
                                            --------- ------- ---------- -------
   Agencies and treasuries................. $   250.5    2.4%  $  226.8     2.5%
   AAA/Aaa.................................   3,232.4   30.7    2,406.5    26.0
   AA/Aa...................................     841.9    8.0      645.7     7.0
   A/A.....................................   2,432.5   23.1    2,161.3    23.3
   BBB/Baa.................................   2,366.6   22.4    2,259.4    24.4
   BB/Ba...................................     346.2    3.3      365.9     4.0
   B/B.....................................      95.6    0.9      168.0     1.8
   CCC/Ca..................................      10.0    0.1       10.1     0.1
   Not rated...............................     963.9    9.1    1,016.8    11.0
                                            ---------  -----   --------   -----
   Totals.................................. $10,539.6  100.0%  $9,260.5   100.1%
                                            =========  =====   ========   =====

   Bonds with ratings ranging from AAA/Aaa to BBB-/Baa3 are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, some securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as "not rated." This has neither positive nor negative implications regarding the value of the security.

   At December 31, 2001 and 2000, there were fixed maturities in default (issuer has missed a coupon payment or entered bankruptcy) with a fair value of $11.7 and $6.4, respectively.

   The Company has limited partnership commitments outstanding of $16.0 and $51.5 at December 31, 2001 and 2000, respectively.

 (b) Mortgage and Real Estate Portfolio

   The Company's mortgage and real estate portfolio is distributed by geographic location and type. However, the Company has concentration exposures in certain regions and in certain types as shown in the following two tables.

   Geographic distribution as of December 31, 2001:

                                                            Mortgage Real Estate
                                                            -------- -----------
   South Atlantic..........................................   26.8%     100.0%
   Mid Atlantic............................................   10.3        --
   Pacific.................................................   30.7        --
   East North Central......................................   10.0        --
   West South Central......................................    4.6        --
   Mountain................................................    9.8        --
   Other...................................................    7.8        --
                                                             -----      -----
   Totals..................................................  100.0%     100.0%
                                                             =====      =====

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   Type distribution as of December 31, 2001:

                                                            Mortgage Real Estate
                                                            -------- -----------
   Office Building.........................................   27.6%       -- %
   Retail..................................................   26.1      100.0
   Industrial..............................................   28.0        --
   Apartments..............................................   12.9        --
   Other...................................................    5.4        --
                                                             -----      -----
   Totals..................................................  100.0%     100.0%
                                                             =====      =====

   For the years ended December 31, 2001 and 2000, respectively, the Company originated $36.0 and $96.6 of mortgages secured by real estate in California, which represents 25% and 22% of the Company's total U.S. originations for those years.

   GELAAC has certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments, involve varying elements of credit and market risk. Investment commitments outstanding as of December 31, 2001 and 2000, totaled $6.7 and $3.6 respectively.

   "Impaired" loans are defined under GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans, and therefore applies principally to the Company's commercial loans.

   Under these principles, the Company has two types of "impaired" loans: loans requiring allowances for losses (none as of December 31, 2001 and 2000) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($7.6 and $6.3, as of December 31, 2001 and 2000, respectively). Average investment in impaired loans during 2001, 2000 and 1999 was $6.8, $11.5 and $15.0 and interest income earned on these loans while they were considered impaired was $0.9, $0.8 and $2.6 for the years ended 2001, 2000 and 1999, respectively.

   The following table presents the activity in the allowance for losses during the years ended December 31:

                                                             2001  2000   1999
                                                             ----- -----  -----
   Balance at January 1..................................... $14.3 $23.3  $20.9
   Provision (benefit) charged (credited) to operations.....   2.3 (11.1)   1.6
   Amounts written off, net of recoveries...................   1.6   2.1    0.8
                                                             ----- -----  -----
   Balance at December 31................................... $18.2 $14.3  $23.3
                                                             ===== =====  =====

   During 2000, as part of its on-going analysis of exposure to losses arising from mortgage loans, the Company recognized a $12.7 reduction in its allowance for losses.

   The allowance for losses on mortgage loans at December 31, 2001, 2000 and 1999 represented 1.9%, 1.3% and 2.8% of gross mortgage loans, respectively.

   The Company had $5.0 and $4.5 of non-income producing mortgage loans as of December 31, 2000 and 1999, respectively. There were no non-income producing mortgage loans as of December 31, 2001.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

(3) Deferred Acquisition Costs

   Activity impacting deferred policy acquisition costs for the years ended December 31, was as follows:

                                                        2001    2000    1999
                                                       ------  ------  ------
   Unamortized balance at January 1................... $712.9  $475.2  $296.1
   Costs deferred.....................................  204.1   304.4   218.9
   Amortization, net..................................  (78.8)  (66.7)  (39.8)
                                                       ------  ------  ------
   Unamortized balance at December 31.................  838.2   712.9   475.2
   Cumulative effect of net unrealized investment
    losses............................................   15.6     2.8     7.3
                                                       ------  ------  ------
   Financial statement balance at December 31......... $853.8  $715.7  $482.5
                                                       ======  ======  ======

(4) Intangible Assets

 (a) Present Value of Future Profits

   The method used by the Company to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that the Company must earn in order to accept the inherent risks.

   The following table presents the activity in PVFP for the years ended December 31:

                                                        2001    2000    1999
                                                       ------  ------  ------
   Unamortized balance at January 1................... $278.1  $314.8  $367.0
   Interest accreted at 6.57%, 5.94% and 6.64% for
    2001, 2000 and 1999, respectively.................   16.3    17.1    21.9
   Amortization.......................................  (59.3)  (53.8)  (74.1)
                                                       ------  ------  ------
   Unamortized balance at December 31.................  235.1   278.1   314.8
   Cumulative effect of net unrealized investment
    losses............................................    9.6     7.3    35.8
                                                       ------  ------  ------
   Financial statement balance at December 31......... $244.7  $285.4  $350.6
                                                       ======  ======  ======

   The estimated percentage of the December 31, 2001 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

            2002................................... 11.8%
            2003...................................  9.7
            2004...................................  8.4
            2005...................................  7.3
            2006...................................  6.5

 (b) Goodwill

   At December 31, 2001 and 2000, total unamortized goodwill was $107.4 and $114.4, respectively, which is shown net of accumulated amortization and adjustments of $43.3 and $36.3 for the years ended December 31,

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

2001 and 2000, respectively. Goodwill amortization was $7.0, $7.0 and $6.0 for the years ending December 31, 2001, 2000 and 1999, respectively.

(5) Reinsurance

   GELAAC is involved in both the cession and assumption of reinsurance with other companies. GELAAC's reinsurance consists primarily of long-duration contracts that are entered into with financial institutions and related party reinsurance companies. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and the Company remains liable to the extent that the reinsuring companies are unable to meet their obligations.

   In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by the Company on any one life policy is $1. The Company does not have significant reinsurance contracts with any one reinsurer that could have a material impact on its results of operations.

   The effects of reinsurance on premiums earned for the years ended December 31 were as follows:

                                                          2001    2000    1999
                                                         ------  ------  ------
   Direct............................................... $128.8  $145.6  $166.6
   Assumed..............................................    3.3     3.3     3.0
   Ceded................................................  (23.7)  (32.5)  (45.7)
                                                         ------  ------  ------
   Net premiums earned.................................. $108.4  $116.4  $123.9
                                                         ------  ------  ------
   Percentage of amount assumed to net..................      3%      3%      2%
                                                         ======  ======  ======

   Due to the nature of the Company's insurance contracts, premiums earned approximate premiums written.

   Reinsurance recoveries recognized as a reduction of benefits amounted to $58.0, $54.3 and $68.2 for the years ended December 31, 2001, 2000 and 1999, respectively.

(6) Future Annuity and Contract Benefits

 (a) Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

 (b) Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums, based on mortality, morbidity and other assumptions which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential premium deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported, and claims in the process of settlement. This estimate is based on the experience of the insurance industry and the Company, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   The following chart summarizes the major assumptions underlying the Company's recorded liabilities for future annuity and contract benefits:

                                     Mortality/   Interest      December 31,
                          Withdrawal Morbidity      Rate     ------------------
                          Assumption Assumption  Assumption    2001      2000
                          ---------- ---------- ------------ --------- --------
Investment contracts....     N/A        N/A         N/A      $ 8,788.6 $7,759.7
Limited-payment
 contracts..............     None       (a)      3.5-10.0%        17.9     17.4
Traditional life
 insurance contracts....   Company      (b)     7.0% grading     344.2    362.3
                          Experience              to 6.5%
Universal life-type
 contracts..............     N/A        N/A         N/A        1,774.9  1,747.5
Accident and health.....   Company      (c)     7.5% grading      49.7     47.4
                          Experience              to 4.75%
                                                             --------- --------
Total future annuity and
 contract benefits......                                     $10,975.3 $9,934.3
                                                             ========= ========

--------
(a) Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuitant Mortality Table.
(b) Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables.
(c) The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables, and Company experience.

(7) Income Taxes

   The total provision for income taxes for the years ended December 31 consisted of the following components:

                                                            2001   2000   1999
                                                            ----- ------  -----
   Current federal income tax provision (benefit).......... $18.2 $(20.8) $29.3
   Deferred federal income tax provision...................  49.1   90.5   24.9
                                                            ----- ------  -----
     Subtotal-federal provision............................  67.3   69.7   54.2
                                                            ----- ------  -----
   Current state income tax provision (benefit)............   0.8   (0.8)   2.3
   Deferred state income tax provision.....................   2.0    4.0    0.1
                                                            ----- ------  -----
     Subtotal-state provision..............................   2.8    3.2    2.4
                                                            ----- ------  -----
     Total income tax provision............................ $70.1 $ 72.9  $56.6
                                                            ===== ======  =====

   The reconciliation of the federal statutory rate to the effective income tax rate at December 31 is as follows:

                                                               2001  2000  1999
                                                               ----  ----  ----
   Statutory U.S. federal income tax rate..................... 35.0% 35.0% 35.0%
   State income tax, net of federal income tax benefit........  0.5   0.5   0.5
   Non-deductible goodwill amortization.......................  1.2   1.0   1.2
   Dividends-received deduction............................... (2.9) (1.7) (1.6)
   Other, net.................................................  1.3  (3.9) (0.7)
                                                               ----  ----  ----
     Effective rate........................................... 35.1% 30.9% 34.4%
                                                               ====  ====  ====

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   The components of the net deferred tax liability at December 31 are as follows:

                                                                   2001   2000
                                                                  ------ ------
   Assets:
     Insurance reserve amounts................................... $161.8 $165.6
     Net unrealized losses on investment securities..............   10.4   10.4
     Net unrealized loss on derivatives..........................    5.0    --
                                                                  ------ ------
       Total deferred income tax assets..........................  177.2  176.0
                                                                  ------ ------
   Liabilities:
     Investments.................................................    1.6    5.3
     Present value of future profits.............................   47.3   50.3
     Deferred acquisition costs..................................  194.6  149.6
     Other.......................................................    9.2    2.8
                                                                  ------ ------
       Total deferred income tax liabilities.....................  252.7  208.0
                                                                  ------ ------
       Net deferred income tax liability......................... $ 75.5 $ 32.0
                                                                  ====== ======

   Based on an analysis of the Company's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling the Company to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   The Company received a refund of federal and state taxes for the year ended December 31, 2001 of $23.9, and paid $41.1 and $41.8, for federal and state income taxes for the years ended December 31, 2000 and 1999, respectively.

(8) Related Party Transactions

   GELAAC pays investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $18.3, $11.1 and $14.8 for the years ended December 31, 2001, 2000 and 1999, respectively. GELAAC charges affiliates for certain services and for the use of facilities and equipment which aggregated $68.1, $55.2 and $45.1, for the years ended December 31, 2001, 2000 and 1999, respectively.

   GELAAC pays interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GECA. Interest expense under this agreement was $0.6, $1.1 and $1.9 for the years ended December 31, 2001, 2000 and 1999, respectively. The Company pays interest at the cost of funds of GNA Corporation, which was 2.8%, 6.9% and 5.9% as of December 31, 2001, 2000 and 1999, respectively. The amounts outstanding as of December 31, 2001 and 2000 were $50.5 and $85.7, respectively, and are included with accounts payable and accrued expenses in the Consolidated Balance Sheets.

(9) Guaranty Association Assessments

   The Company is required by state law to participate in the guaranty associations of the various states in which they do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   There are currently several unrelated insurance companies which had substantial amounts of annuity business in the process of liquidation or rehabilitation. The Company paid assessments of $0.1, $0.5, and $0.1 to various state guaranty associations during 2001, 2000 and 1999, respectively. At December 31, 2001 and 2000, accounts payable and accrued expenses include $4.7 and $4.6, respectively, related to estimated future payments.

   Effective January 1, 1999, the Company adopted SOP No. 97-3 and has reported the effect of this adoption as a cumulative effect of a change in accounting principle, which served to increase 1999 net income by $5.0 (net of income taxes of $2.8).

(10) Litigation

   The Company, like other insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Except for the McBride case described below, which is still in its preliminary stages, and its ultimate outcome, and any effect on the Company, cannot be determined at this time, management believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Company's Consolidated Financial Statements.

   On November 1, 2000, the Company was named as a defendant in a lawsuit filed in Georgia state court related to the sale of universal life insurance policies (McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co.). On December 1, 2000, the Company successfully removed the case to the United States District Court for the Middle District of Georgia. The complaint is brought as a class action on behalf of all persons who purchased certain universal life insurance policies from the Company and alleges improper sales practices in connection with the sale of universal life insurance policies. No class has been certified. On February 27, 2002, the Court denied the Company's motion for summary judgment. The McBride litigation is still in its preliminary stages, and its ultimate outcome, and any effect on the Company, cannot be determined at this time. The Company intends to defend this lawsuit, including plaintiff's efforts to certify a nationwide class action, vigorously.

(11) Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the Consolidated Financial Statements at fair value are not included in the following disclosures; such items include cash and cash equivalents, investment securities, separate accounts and beginning in 2001, derivative financial instruments. Other assets and liabilities--those not carried at fair value--are discussed in the following pages. Apart from certain borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must be determined using models. Although management has made every effort to develop the fairest representation of fair value for this section, it would be unusual if the estimates could actually have been realized at December 31, 2001 or 2000.

   A description of how fair values are estimated follows:

   Borrowings. Based on market quotes or comparables.

   Mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using rates at which similar loans would have been made to similar borrowers.

   Investment contract benefits. Based on expected future cash flows, considering expected renewal premiums, claims, refunds and servicing costs, discounted at a current market rate.

   All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices, and /or estimates of the cost to terminate or otherwise settle obligations.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   Information about certain financial instruments that were not carried at fair value at December 31, 2001 and 2000, is summarized as follows:

                                      2001                           2000
                          -----------------------------  -----------------------------
                              Assets (Liabilities)           Assets (Liabilities)
                          -----------------------------  -----------------------------
                          Notional Carrying     Fair     Notional Carrying     Fair
                           Amount   amount      value     Amount   amount      value
                          -------- ---------  ---------  -------- ---------  ---------
Assets:
 Mortgage loans.........     (a)   $   938.8  $   978.4     (a)   $ 1,130.0  $ 1,174.0
 Other financial
  instruments...........     (a)        17.8       17.8     (a)         9.3        9.3
Liabilities:
 Borrowings and related
  instruments:
 Borrowings.............     (a)       (50.5)     (50.5)    (a)       (85.7)     (85.7)
 Investment contract
  benefits..............    --      (8,788.6)  (8,812.3)   --      (7,759.7)  (7,339.5)
 Other firm commitments:
 Ordinary course of
  business lending
  commitments...........    6.7          --         --     3.6          --         --

--------
(a)  These financial instruments do not have notional amounts.

   On January 1, 2001 GELAAC adopted SFAS 133, Accounting for Derivative Instruments and Hedging Activities, as discussed in Note 1. The paragraphs that follow provide additional information about derivatives and hedging relationships in accordance with SFAS 133.

   Under SFAS 133, all derivative instruments (including certain derivative instruments embedded in other contracts) are recognized in the balance sheet at their fair values and changes in fair value are recognized immediately in earnings, unless the derivatives qualify as hedges of future cash flows. For derivatives qualifying as hedges of future cash flows, the effective portion of changes in fair value is recorded temporarily in equity, then recognized in earnings along with the related effects of the hedged items. Any ineffective portion of a hedge is reported in earnings as it occurs.

   The nature of the Company's business activities necessarily involves the management of various financial and market risks, including those related to changes in interest rates. As discussed more fully in Note 1 of the 2001 audited financial statements, the Company uses derivative financial instruments to mitigate or eliminate certain of those risks. The January 1, 2001, accounting change previously described affected only the pattern and timing of non-cash accounting recognition.

   At January 1, 2001, the Company's financial statements were adjusted to record a cumulative effect of adopting this accounting change, as follows:

                                                                   Shareholders'
                                                          Earnings   Interest
                                                          -------- -------------
   Adjustment to fair value of derivatives (a)...........  $(8.7)     $(12.2)
   Income tax effects....................................    3.0         4.4
                                                           -----      ------
   Totals................................................  $(5.7)     $ (7.8)
                                                           =====      ======

  --------
  (a)  For earnings effect, amount shown is net of hedged items.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   A reconciliation of current period changes for the twelve months ended December 31, 2001, net of applicable income taxes in the separate component of shareholders' interest labeled "derivatives qualifying as hedges", follows:

   Transition adjustment as of January 1, 2001.......................... $(7.8)
   Current period decreases in fair value -- net........................  (0.1)
   Reclassification to earnings, net....................................  (0.2)
                                                                         -----
   Balance at December 31, 2001......................................... $(8.1)
                                                                         =====

   The cumulative effect on shareholders' interest was primarily attributable to marking to market swap contracts used to hedge interest rate risk on variable-rate investments. Decreases in the fair value of these instruments are attributable to changes in interest rates. Additional disclosures required by SFAS No. 133, as amended, are provided in the following paragraphs.

 Hedges of Future Cash Flows

   There was less than $0.1 of ineffectiveness reported in the twelve months ended December 31, 2001 in fair values of hedge positions. There were no amounts excluded from the measure of effectiveness in the twelve months ended December 31, 2001 related to the hedge of future cash flows.

   Of the $(7.8) transition adjustment recorded in shareholders' interest at January 1, 2001, $(0.2), net of income taxes, was reclassified to income during the twelve month period ended December 31, 2001. The $(8.1), net of taxes, recorded in shareholders' interest at December 31, 2001 is expected to be reclassified to future income, contemporaneously with and primarily offsetting changes in interest income on floating-rate instruments. Of this amount $(0.2), net of income taxes, are expected to be reclassified to earnings over the twelve-month period ended December 31, 2002. The actual amounts that will be reclassified to income over the next twelve months will vary from this amount as a result of market conditions. No amounts were reclassified to income during the twelve months ended December 31, 2001 in connection with forecasted transactions that were no longer considered probable of occurring.

   At December 31, 2001, there were derivative instruments hedging the reinvestment risk of forecasted purchases of bonds that would occur within one month of year end.

 Hedges of Recognized Assets, Liabilities and Firm Commitments

   The ineffective portion of changes in fair values of hedge positions, reported in the twelve month period ended December 31, 2001 operations, amounted to $0.1 million, before income taxes. These amounts were included in net realized investment gains. There were no amounts excluded from the measure of effectiveness.

 Derivatives Not Designated as Hedges

   At December 31, 2001, there were no derivatives that do not qualify for hedge accounting under SFAS 133, as amended.

(12) Restrictions on Dividends

   Insurance companies are restricted by states as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice, based on the lesser of 10% of the

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

prior year statutory surplus and 100% of prior year statutory net gain from operations. Dividends in excess of the prescribed limits or the Company's earned surplus require formal state insurance commission approval. Based on statutory results as of December 31, 2001, the Company is able to distribute $58.4 in dividends in 2002 without obtaining regulatory approval.

   The Company declared and paid dividends of $9.6 for the years ended December 31, 2001, 2000 and 1999.

(13) Supplementary Financial Data

   The Company files financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from GAAP in several respects, causing differences in reported net income and shareholders' interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. The Company has no significant permitted accounting practices. The impact of adoption of codification increased statutory capital and surplus by $16.6, primarily related to the recognition of certain deferred tax assets.

   For the years ended December 31, statutory net income (loss) and statutory capital and surplus is summarized below (unaudited):

                                                           2001    2000   1999
                                                          ------  ------ ------
   Statutory net income (loss)........................... $(20.5) $ 68.0 $ 70.8
   Statutory capital and surplus......................... $584.4  $593.5 $542.5

   The NAIC has adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with (i) asset risk, (ii) insurance risk, (iii) interest rate risk, and (iv) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors its RBC level. At December 31, 2001 and 2000, the Company exceeded the minimum required RBC levels.

(14) Operating Segment Information

   The Company conducts its operations through two business segments: (1) Wealth Accumulation and Transfer, comprised of products intended to increase the policyholder's wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death, and
(2) Lifestyle Protection and Enhancement, comprised of products intended to protect accumulated wealth and income from the financial drain of unforeseen events. See Note (1)(c) for further discussion of the Company's principal product lines within these two segments.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                        December 31, 2001, 2000 and 1999
                          (Dollar amounts in millions)


   The following is a summary of industry segment activity for 2001, 2000 and 1999:

2001 -- Segment Data

                                                         Lifestyle
                                              Wealth    Protection
                                           Accumulation      &
                                            & Transfer  Enhancement Consolidated
                                           ------------ ----------- ------------
   Net investment income.................   $   695.8     $  3.1     $   698.9
   Net realized investment gains.........        29.1        --           29.1
   Premiums..............................        48.2       60.2         108.4
   Other revenues........................       297.8        0.2         298.0
                                            ---------     ------     ---------
     Total revenues......................     1,070.9       63.5       1,134.4
                                            ---------     ------     ---------
   Interest credited, benefits, and other
    changes in policy reserves...........       674.1       42.0         716.1
   Commissions...........................       146.8       15.9         162.7
   Amortization of intangibles...........        47.9        2.1          50.0
   Other operating costs and expenses....         0.7        5.2           5.9
                                            ---------     ------     ---------
     Total benefits and expenses.........       869.5       65.2         934.7
                                            ---------     ------     ---------
     Income (loss) before income taxes
      and cumulative effect of change in
      accounting principle...............   $   201.4     $ (1.7)    $   199.7
                                            =========     ======     =========
   Total Assets..........................   $22,288.6     $168.0     $22,456.6
                                            =========     ======     =========

2000 -- Segment Data

                                                       Lifestyle
                                            Wealth    Protection
                                         Accumulation      &
                                          & Transfer  Enhancement Consolidated
                                         ------------ ----------- ------------
   Net investment income................  $   703.5     $  5.4     $   708.9
   Net realized investment gains........        4.3        --            4.3
   Premiums.............................       55.3       61.0         116.3
   Other revenues.......................      316.2        7.7         323.9
                                          ---------     ------     ---------
     Total revenues.....................    1,079.3       74.1       1,153.4
                                          ---------     ------     ---------
   Interest credited, benefits, and
    other changes in policy reserves ...      715.3       40.9         756.2
   Commissions..........................      212.8       16.5         229.3
   Amortization of intangibles..........       41.5        2.2          43.7
   Other operating costs and expenses...     (119.7)       7.9        (111.8)
                                          ---------     ------     ---------
     Total benefits and expenses........      849.9       67.5         917.4
                                          ---------     ------     ---------
     Income before income taxes.........  $   229.4     $  6.6     $   236.0
                                          =========     ======     =========
   Total Assets.........................  $22,440.7     $171.8     $22,612.5
                                          =========     ======     =========

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                        December 31, 2001, 2000 and 1999
                          (Dollar amounts in millions)


1999 -- Segment Data

                                                         Lifestyle
                                              Wealth    Protection
                                           Accumulation      &
                                            & Transfer  Enhancement Consolidated
                                           ------------ ----------- ------------
   Net investment income.................   $   634.2     $  4.0     $   638.2
   Net realized investment gains.........        12.0        --           12.0
   Premiums..............................        67.8       56.1         123.9
   Other revenues........................       243.6        0.2         243.8
                                            ---------     ------     ---------
     Total revenues......................       957.6       60.3       1,017.9
                                            ---------     ------     ---------
   Interest credited, benefits, and other
    changes in policy reserves...........       617.0       38.5         655.5
   Commissions...........................       179.7       12.4         192.1
   Amortization of intangibles...........        56.2        2.1          58.3
   Other operating costs and expenses....       (55.1)       2.6         (52.5)
                                            ---------     ------     ---------
     Total benefits and expenses.........       797.8       55.6         853.4
                                            ---------     ------     ---------
     Income before income taxes and
      cumulative effect of change in
      accounting principle...............   $   159.8     $  4.7     $   164.5
                                            =========     ======     =========
   Total Assets..........................   $19,774.2     $183.1     $19,957.3
                                            =========     ======     =========

Appendix

STANDARDIZED PERFORMANCE DATA

We may advertise the historical total returns for the Subaccount according to standards established by the SEC. These standards are discussed in further detail in the Statement of Additional Information, which may be obtained free of charge. The total return for the Subaccount assumes that an investment has been held in the Subaccount for various periods of time including a period measured from the date on which the Total Return Fund for GE Investments Funds, Inc. was first available in the Variable Account. When available, we will provide the total return for the periods of one, five and ten years, adjusted to reflect current Contract charges, as well as charges for the Total Return Fund of GE Investments Funds, Inc. The charges for the Total Return Fund of GE Investments Funds, Inc. was provided by the fund and not independently verified by us.


The total return quotations represent the average annual compounded rates of return that an initial investment of $1,000 in the Subaccount would equal as of the last day of each period.

The table below demonstrates the standardized average annual total returns of the Subaccount for periods from the date on which the Total Return Fund of the GE Investments Funds, Inc. was first available in the Variable Account to December 31, 2001. The method of calculation used is described in the Statement of Additional Information, which may be obtained free of charge by contacting our Home Office.


Although the contract did not exist during all of the periods shown in the table, the returns have been adjusted to reflect current charges imposed under the contract. The total returns shown reflect the deduction of applicable fees and charges assessed under the contract, including fees for the Total Return Fund of GE Investments Funds, Inc. Expenses include:


  (1)  A Mortality and Expense Risk charge of 1.35% annually;

  (2)  An Administrative Expense charge of 0.15% annually;

  (3) A one month's total maximum charge of $19.68 per $100 of coverage for all the Optional Riders; and


  (4)  a $10 monthly billing fee

In addition, we assume that you make a complete surrender of the contract at the end of the period, therefore, we deduct the surrender charge.


Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

                                    Table 1
                           Standardized Total Returns


                          For the   For the For the   From the
                           1-year   5-year  10-year   Adoption     Date of
                           period   period   period  in Variable  Adoption
                           ended    ended    ended   Account to  in Variable
                          12/31/01 12/31/01 12/31/01  12/31/01    Account*
----------------------------------------------------------------------------
Total Return Fund of GE
 Investments Funds, Inc.  -30.96%   2.53%    6.76%      7.86%     05/02/88
----------------------------------------------------------------------------


 * Date on which the Total Return Fund of GE Investments Funds, Inc. was first available in the Variable Account. As the Variable Account is also used for other variable annuities offered by the Company, this date may be different from the date the Total Return Fund of GE Investments Funds, Inc. was first available in this product.


NON-STANDARDIZED PERFORMANCE DATA

In addition to the standardized data, we may also show similar performance data for other periods.

We may from time to time also advertise or disclose average annual total return or other performance data in non-standardized formats for the Subaccount. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial withdrawals or income payments, not including repayments on amounts withdrawn.

All non-standardized performance data will be advertised only if we also disclose the standardized performance data as described in the previous section.

We may disclose historic performance data for the Total Return Fund of GE Investments Funds, Inc. since its inception, reduced by some or all of the fees and charges under the contract. Such non-standard performance includes data that precedes the data on which the Total Return Fund of GE Investments Funds, Inc. was available in the Variable Account. This data is designed to show the performance that would have resulted if the contract had been in existence during that time, based on the Total Return Fund of GE Investments Funds, Inc.'s performance. This data assumes that the Subaccount available in the contract was in existence for the same time period as the Total Return Fund of GE Investments Funds, Inc., with the charges equal to those currently assessed in the contract, including charges for the Total Return Fund of GE Investments Funds, Inc.


The table below reflects the non-standard average annual total returns for the Total Return Fund of GE Investments Funds, Inc. for the time it was declared effective by the SEC until December 31, 2001 for one, five and ten year periods. The method of calculation used is described in the Statement of Additional Information, which may be obtained free of charge by contacting our Home Office.

The total returns of the Total Return Fund of GE Investments Funds, Inc. have been reduced by the Variable Account charges, as if the Contract had been in existence since the inception of the Total Return Fund of GE Investments Funds, Inc. Expenses include:

  (1)  A Mortality and Expense Risk charge of 1.35% annually; and

  (2)  An Administrative Expense charge of 0.15% annually.

The total returns in the following table do not reflect surrender charges, the $10 monthly billing fee or charges for the Optional Riders. Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.



                                    Table 2
                       Non-Standardized Performance Data


                                     For the  For the  For the
                                      1-year   5-year  10-year
                                      period   period   period  Portfolio
                                      ended    ended    ended   Inception
                                     12/31/01 12/31/01 12/31/01  Date*
-------------------------------------------------------------------------
 Total Return Fund of GE Investments
  Funds, Inc.                         -4.36     8.13     9.30   07/01/85
-------------------------------------------------------------------------


 * Date on which the Total Return Fund of GE Investments Funds, Inc. was declared effective by the SEC. This date may be different from the date the Total Return Fund of GE Investments Funds, Inc. was first available in the Variable Account.

Statement of Additional Information
Table of Contents

                                                                            Page
The Contracts..............................................................   3
  Net Investment Factor....................................................   3
Termination of Participation Agreement.....................................   3
Calculation of Performance Data............................................   4
  The Subaccount...........................................................   6
  Performance Data.........................................................   7
Federal Tax Matters........................................................   8
  Taxation of the Company..................................................   8
  IRS Required Distributions...............................................   8
General Provisions.........................................................   8
  Using the Contract as Collateral.........................................   8
  The Beneficiary..........................................................   9
  Non-Participating........................................................   9
  Misstatement of Age or Gender............................................   9
  Incontestability.........................................................   9
  Statement of Values......................................................   9
  Written Notice...........................................................   9
Distribution of the Contract...............................................   9
Legal Developments Regarding Employment-Related Benefit Plans..............   9
Legal Matters..............................................................  10
Experts....................................................................  10
Financial Statements.......................................................  10



                     GE Life and Annuity Assurance Company
                             6610 West Broad Street
                            Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Variable Account is available free by writing us at the address below or by calling (800) 352-9910.


GE Life and Annuity Assurance Company

Annuity New Business
6610 W. Broad Street
Richmond, VA 23230

Please mail a copy of the Statement of Additional Information for the Variable Account, Contract Form P1161 3/01, to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                                      Street

________________________________________________________________________________
       City                            State                         Zip

Signature of Requestor _________________________________________________________
                                             Date

                                    PART B

                               GE LIFE & ANNUITY
                              SEPARATE ACCOUNT 4

          STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002

                                    FOR THE
                      SCHEDULED PURCHASE PAYMENT VARIABLE
                           DEFERRED ANNUITY CONTRACT
                                FORM P1161 3/01

                                  OFFERED BY
                     GE LIFE AND ANNUITY ASSURANCE COMPANY
                             6610 W. Broad Street
                           Richmond, Virginia 23230

   This Statement of Additional Information expands upon subjects discussed in the current prospectus for the above-named scheduled purchase payment variable deferred annuity contract offered by GE Life and Annuity Assurance Company. You may obtain a copy of the prospectus dated May 1, 2002 by calling (800) 352-9910, or by writing to GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, Virginia 23230. The prospectus is also available on the SEC's website at http://www.sec.gov. Terms used in the current prospectus for the contract are incorporated into this statement.


                  THIS STATEMENT OF ADDITIONAL INFORMATION IS
            NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION
        WITH THE PROSPECTUSES FOR THE CONTRACT AND THE TOTAL RETURN OF
                          GE INVESTMENTS FUNDS, INC.

                      STATEMENT OF ADDITIONAL INFORMATION


                                                                            Page
                                                                            ----
                               Table of Contents

The Contracts.............................................................. B-3
  Net Investment Factor.................................................... B-3
Termination of Participation Agreement..................................... B-3
Calculation of Performance Data............................................ B-3
  The Subaccount........................................................... B-3
  Other Performance Data................................................... B-4
Federal Tax Matters........................................................ B-5
  Taxation of the Company.................................................. B-5
  IRS Required Distributions............................................... B-5
General Provisions......................................................... B-6
  Using the Contract as Collateral......................................... B-6
  The Beneficiary.......................................................... B-6
  Non-Participating........................................................ B-6
  Misstatement of Age or Gender............................................ B-6
  Incontestability......................................................... B-6
  Statement of Values...................................................... B-6
  Written Notice........................................................... B-6
Distribution of the Contract............................................... B-6
Legal Developments Regarding Employment-Related Benefit Plans.............. B-7
Experts.................................................................... B-7
Financial Statements....................................................... B-7

                                 THE CONTRACTS

Net Investment Factor

   The net investment factor measures investment performance of the Subaccount during a Valuation Period. The net investment factor of the Subaccount for a Valuation Period is (a) divided by (b) minus (c) where:

     (a) is the result of:

      (1) the value of the assets of the Subaccount at the end of the preceding Valuation Period; plus


      (2) the investment income and capital gains, realized or unrealized, credited to those assets at the end of the Valuation Period for which the net investment factor is being determined; minus


      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus


      (4) any amount charged against the Subaccount for taxes; this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount; and


     (b) is the value of the net assets of the Subaccount at the end of the preceding valuation Period; and

     (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge. This factor is shown in your contract.


   We will value the Subaccount's assets at fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.


                    TERMINATION OF PARTICIPATION AGREEMENT

   The participation agreement pursuant to which the Total Return Fund of GE Investments Funds, Inc. sells its shares to the Variable Account contain varying provisions regarding terminations. The following summarizes those provisions.


   The participation agreement with GE Investments Funds, Inc. may be terminated at the option of any party upon six months written notice to the other parties, unless a shorter time is agreed to by the parties.

                        CALCULATION OF PERFORMANCE DATA

   From time to time, we may disclose total return and other performance data for the Subaccount pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC.


   The calculations of total return and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.


The Subaccount

   Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years, and 10 years, or from inception if any of those periods are not available.

   Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.


   For periods that began before the contract was available, performance data will be based on the performance of the portfolio adjusted for the level of the Variable Account and contract charges currently in effect for this contract. Average annual total return will be calculated using Subaccount unit values.


   We calculate the unit value for each Valuation Period based on the performance of the Subaccount's Portfolio (after deductions for Portfolio charges and expenses, the administrative expense charge (deducted daily at an effective annual rate of 0.15% of Contract Value in the Variable Account), and the mortality and expense risk charge (deducted daily at an effective annual rate of 1.35% of Contract Value in the Variable Account, a maximum one month charge of $19.68 per $100 of coverage for the Optional Riders and a $10 monthly billing fee).


   Total return does not consider the deduction of any premium taxes.


   Total return will then be calculated according to the following formula:

    TR = (ERV/P)1/N - 1

    where:

    TR = the average annual total return for the period.

    ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

    P = a hypothetical single investment of $1,000.

    N = the duration of the period (in years).

   Past Performance is not a Guarantee of Future Results.

   The Fund has provided the price information used to calculate the adjusted historical performance of the Subaccount; we have not independently verified such information.


Other Performance Data

   We may disclose cumulative total return in conjunction with the standard format described above. The cumulative total return will be calculated using the following formula:

    CTR = (ERV/P) - 1

    where:

    CTR = the cumulative total return for the period.

    ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

    P = a hypothetical single investment of $1,000.

   Other non-standard quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standard quotations of Subaccount performance with standard performance quotations.

                              FEDERAL TAX MATTERS

Taxation of the Company


   We do not expect to incur any Federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. (See the "Federal Tax Matters" section of the prospectus.) Based upon these expectations, no charge is being made currently to the Variable Account for Federal income taxes. We will periodically review the question of a charge to the Variable Account for Federal income taxes related to the Variable Account. Such a charge may be made in future years if we believe that we may incur Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.


   We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Variable Account may be made.


IRS Required Distributions

   In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any Non-Qualified Contract to provide that:


    (a) if any Owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and


    (b) if any Owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:


         (1)  within five years after the date of that Owner's death; or

         (2) as income payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

The "designated beneficiary" generally is the person who will be treated as the sole Owner of the contract following the death of the Owner, Joint Owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent and a Joint Owner, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any Owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an Owner for purposes of these rules.


   Contracts issued as Non-Qualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.


   Other rules may apply to Contracts issued as Qualified Contracts.

                              GENERAL PROVISIONS

Using the Contracts as Collateral

   A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a Beneficiary may be affected by an assignment.


   A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

   The basic benefits of the contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignments.


The Beneficiary

   You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. If you do, any Death Benefit will be paid in equal shares to the survivors in the appropriate beneficiary class, unless you otherwise request.

Non-Participating

   The contract is non-participating. No dividends are payable.


Misstatement of Age or Gender

   If an Annuitant's age or gender is misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.


Incontestability

   We will not contest the contract except as provided in any rider.


Statement of Values

   At least once each year, we will send you a statement of values within 30 days after the report date. The statement will show Contract Value, Purchase Payments, and charges made during the report period.

Written Notice

   Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

   We will send all notices to the Owner at the last known address on file with the Company.

                         DISTRIBUTION OF THE CONTRACTS

   The offering is continuous, and Capital Brokerage Corporation does not anticipate discontinuing the offering of the contracts. However, the Company does reserve the right to discontinue the offering of the contracts.

         LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS

   On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.


   In addition, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, the Company is licensed to do business in the District of Columbia and all states, except New York.


                                    EXPERTS

   The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2001 and 2000, and for each of the years in the three-year period ended December 31, 2001 have been included in the prospectus, and the financial statements of GE Life & Annuity Separate Account 4, as of December 31, 2001 and for each of the years or lesser periods in the two-year period ended December 31, 2001, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


   The report of KPMG LLP dated January 15, 2002 with respect to the consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary, contains explanatory paragraphs that state that the Company changed its method of accounting for derivatives in 2001 and for insurance-related assessments in 1999.


                             FINANCIAL STATEMENTS

   This Statement of Additional Information contains the financial statements of GE Life & Annuity Separate Account 4 as of December 31, 2001 and for each of the years or lesser periods in the two-year period ended December 31, 2001. The consolidated financial statements of the Company included in the prospectus should be distinguished from the financial statements of GE Life & Annuity Separate Account 4, and should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. Such consolidated financial statements of the Company should not be considered as bearing on the investment performance of the assets held in Variable Account.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Financial Statements

                               December 31, 2001

                  (With Independent Auditors' Report Thereon)

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               Table of Contents

                               December 31, 2001

                                                                            Page
                                                                            ----
Independent Auditors' Report...............................................  F-1

Statements of Assets and Liabilities.......................................  F-2

Statements of Operations................................................... F-14

Statements of Changes in Net Assets........................................ F-27

Notes to Financial Statements.............................................. F-49

                         INDEPENDENT AUDITORS' REPORT

Contractholders
GE Life & Annuity Separate Account 4
  and
The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying statements of assets and liabilities, of GE Life & Annuity Separate Account 4 (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Mid-Cap Value Equity, Income, U.S. Equity, Premier Growth Equity, Value Equity, and Small-Cap Value Equity Funds; the Oppenheimer Variable Account Funds--Bond, Capital Appreciation, Aggressive Growth, High Income and Multiple Strategies Funds/VA; the Oppenheimer Variable Account Funds-Class 2 Shares--Global Securities and Main Street Growth & Income Funds/VA; the Variable Insurance Products Fund--Equity-Income, Growth, and Overseas Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Variable Insurance Products Fund III-- Growth & Income, Growth Opportunities, and Mid Cap Portfolios; the Variable Insurance Products Fund-Service Class 2--Equity-Income and Growth Portfolios; the Variable Insurance Products Fund II-Service Class 2--Contrafund Portfolio; the Variable Insurance Products Fund III-Service Class 2--Growth & Income and Mid Cap Portfolios; the Federated Insurance Series--American Leaders, High Income Bond, Utility, and International Small Company Funds II; the Federated Insurance Series-Service Shares--High Income Bond Fund II; the Alger American Fund--Small Capitalization and LargeCap Growth Portfolios; the PBHG Insurance Series Fund, Inc.--PBHG Large Cap Growth and PBHG Growth II Portfolios; the Janus Aspen Series--Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth, Capital Appreciation, and Equity Income Portfolios; the Janus Aspen Series-Service Shares--Global Life Sciences, Global Technology, Aggressive Growth, Growth, Capital Appreciation, Worldwide Growth, International Growth, and Balanced Portfolios; the Goldman Sachs Variable Insurance Trust--Growth and Income, and Mid Cap Value Funds; the Salomon Brothers Variable Series Funds Inc.--Strategic Bond, Investors, and Total Return Funds; the AIM Variable Insurance Funds--AIM V.I. Capital Appreciation, AIM V.I. Aggressive Growth, AIM V.I. New Technology, AIM V.I. Growth, AIM V.I. Value, AIM V.I. Capital Development, AIM V.I. Growth & Income, AIM V.I. Global Utilities, and AIM V.I. Government Securities Funds; the MFS Variable Insurance Trust--MFS Investors Growth Stock, MFS Investors Trust, MFS New Discovery, and MFS Utility Series; the Dreyfus--Dreyfus Investment Portfolios-Emerging Markets Portfolio and The Dreyfus Socially Responsible Growth Fund, Inc.; the PIMCO Variable Insurance Trust--Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios; the Rydex Variable Trust--OTC Fund; the Alliance Variable Products Series Fund, Inc.--Growth and Income, Premier Growth, and Quasar Portfolios; and the Prudential Series Fund, Inc.--SP Prudential U.S. Emerging Growth, SP Jennison International Growth, and Prudential Jennison Portfolios) as of December 31, 2001, the related statements of operations for the aforementioned funds and the Janus Aspen Series--High Yield Portfolio of GE Life & Annuity Separate Account 4 for the year or lesser period then ended, the related statements of changes in net assets for the aforementioned funds and the Janus Aspen Series--High Yield Portfolio of GE Life & Annuity Separate Account 4 for each of the years or lesser periods in the two-year period ended December 31, 2001, and the financial highlights for the year or lesser period ended December 31, 2001. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Life & Annuity Separate Account 4 as of December 31, 2001 and the results of their operations for the year or lesser period then ended, changes in their net assets for each of the years or lesser periods in the two-year period ended December 31, 2001, and their financial highlights for the year or lesser period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia
February 26, 2002

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                     Statements of Assets and Liabilities

                               December 31, 2001

                                                                              GE Investments Funds, Inc.
                   -----------------------------------------------------------------------------------------------------------
                     S&P 500                            International Real Estate  Global     Mid-Cap                  U.S.
                      Index        Money       Total       Equity     Securities   Income   Value Equity   Income     Equity
                       Fund     Market Fund Return Fund     Fund         Fund       Fund        Fund        Fund       Fund
                   ------------ ----------- ----------- ------------- ----------- --------- ------------ ---------- ----------
Assets
Investments in GE
 Investments
 Funds, Inc., at
 fair value (note
 2):
 S&P 500 Index
  Fund
  (29,089,161
  shares; cost --
   $707,575,370).. $616,399,330         --          --          --           --         --          --          --         --
 Money Market
  Fund
  (656,435,432
  shares; cost --
   $656,435,432)..          --  656,435,432         --          --           --         --          --          --         --
 Total Return
  Fund (8,679,314
  shares; cost --
   $130,960,506)..          --          --  125,763,255         --           --         --          --          --         --
 International
  Equity Fund
  (4,285,886
  shares; cost --
   $43,049,471)..           --          --          --   35,487,137          --         --          --          --         --
 Real Estate
  Securities Fund
  (5,913,892
  shares; cost --
   $82,806,275)..           --          --          --          --    87,408,646        --          --          --         --
 Global Income
  Fund (932,055
  shares; cost --
   $9,143,343)...           --          --          --          --           --   8,714,711         --          --         --
 Mid-Cap Value
  Equity Fund
  (10,291,295
  shares;
  cost --
   $160,402,308)..          --          --          --          --           --         --  161,161,686         --         --
 Income Fund
  (7,417,491
  shares; cost --
   $92,350,616)..           --          --          --          --           --         --          --   90,938,435        --
 U.S. Equity Fund
  (2,649,849
  shares; cost --
   $92,804,284)..           --          --          --          --           --         --          --          --  85,351,640
 Premier Growth
  Equity Fund
  (1,183,376
  shares;
  cost --
   $91,802,741)..           --          --          --          --           --         --          --          --         --
 Value Equity
  Fund (982,640
  shares; cost --
   $8,960,450)...           --          --          --          --           --         --          --          --         --
 Small-Cap Value
  Equity Fund
  (1,676,026
  shares;
  cost --
   $19,401,269)..           --          --          --          --           --         --          --          --         --
Receivable from
 affiliate.......           --       73,035         --            1          --         --          --          --         --
Receivable for
 units sold......       288,129  18,436,950      17,810         --           --         --    1,749,218      67,321    147,903
                   ------------ ----------- -----------  ----------   ----------  --------- -----------  ---------- ----------
 Total assets....   616,687,459 674,945,417 125,781,065  35,487,138   87,408,646  8,714,711 162,910,904  91,005,756 85,499,543
                   ------------ ----------- -----------  ----------   ----------  --------- -----------  ---------- ----------
Liabilities
Accrued expenses
 payable to
 affiliate (note
 4)..............       511,376     480,805     110,742      19,913       55,106      3,825     124,061      64,764     51,005
Payable for units
 withdrawn.......       338,633         533         --    2,767,488    2,302,225    174,119     293,543      47,507        --
                   ------------ ----------- -----------  ----------   ----------  --------- -----------  ---------- ----------
 Total
  liabilities....       850,009     481,338     110,742   2,787,401    2,357,331    177,944     417,604     112,271     51,005
                   ------------ ----------- -----------  ----------   ----------  --------- -----------  ---------- ----------
Net assets.......  $615,837,450 674,464,079 125,670,323  32,699,737   85,051,315  8,536,767 162,493,300  90,893,485 85,448,538
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Analysis of net
 assets:
Attributable to:
 Variable
  deferred
  annuity
  contractholders..$615,837,450 674,464,079 125,670,323  19,201,795   64,219,919  3,243,757 157,145,252  90,893,485 85,448,538
 GE Life and
  Annuity
  Assurance
  Company........           --          --          --   13,497,942   20,831,396  5,293,010   5,348,048         --         --
                   ------------ ----------- -----------  ----------   ----------  --------- -----------  ---------- ----------
Net assets.......  $615,837,450 674,464,079 125,670,323  32,699,737   85,051,315  8,536,767 162,493,300  90,893,485 85,448,538
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Outstanding
 units: Type I...       603,299   3,237,897     329,490      69,869      182,258     26,072     370,507     964,324    148,206
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Net asset value
 per unit: Type
 I...............  $      46.51       17.22       37.36       12.65        21.46      10.03       17.07       12.10      11.22
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Outstanding
 units: Type II..     8,557,014  17,320,111   2,104,312     919,209    2,007,545    300,934   4,353,777   4,478,530  3,262,755
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Net asset value
 per unit: Type
 II..............  $      44.94       16.64       36.10       12.49        21.11       9.91       16.87       11.98      11.12
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Outstanding
 units: Type
 III.............    17,208,862  22,228,201   3,102,244     707,187    1,162,740        --    4,911,126   2,019,964  3,528,046
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Net asset value
 per unit: Type
 III.............  $       8.92       11.04       10.81        8.27        14.33        --        11.77       11.20      10.19
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Outstanding
 units: Type IV..     2,084,126   4,564,152     372,552     121,898       93,831        --      532,256     257,747    313,046
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Net asset value
 per unit: Type
 IV..............  $       8.32       10.94       10.36        8.11        13.10        --        10.22       11.27       9.29
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Outstanding
 units: Type V...         6,754   1,890,168         --          --         3,236        --        2,066       3,905      4,772
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Net asset value
 per unit: Type
 V...............  $       8.00        1.06         --          --         11.79        --        11.02       11.26       9.04
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Outstanding
 units: Type VI..     3,034,072   2,491,737         --          --           --         --      952,179         --     596,270
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Net asset value
 per unit: Type
 VI..............  $       7.82       10.49         --          --           --         --        11.10         --        8.87
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Outstanding
 units: Type
 VII.............     1,104,277     671,871         --          --           --         --      319,791         --     374,328
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Net asset value
 per unit: Type
 VII.............  $       7.79       10.46         --          --           --         --        11.06         --        8.85
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
                      Premier      Value    Small-Cap
                   Growth Equity  Equity   Value Equity
                       Fund        Fund        Fund
                   ------------- --------- ------------
Assets
Investments in GE
 Investments
 Funds, Inc., at
 fair value (note
 2):
 S&P 500 Index
  Fund
  (29,089,161
  shares; cost --
   $707,575,370)..         --          --          --
 Money Market
  Fund
  (656,435,432
  shares; cost --
   $656,435,432)..         --          --          --
 Total Return
  Fund (8,679,314
  shares; cost --
   $130,960,506)..         --          --          --
 International
  Equity Fund
  (4,285,886
  shares; cost --
   $43,049,471)..          --          --          --
 Real Estate
  Securities Fund
  (5,913,892
  shares; cost --
   $82,806,275)..          --          --          --
 Global Income
  Fund (932,055
  shares; cost --
   $9,143,343)...          --          --          --
 Mid-Cap Value
  Equity Fund
  (10,291,295
  shares;
  cost --
   $160,402,308)..         --          --          --
 Income Fund
  (7,417,491
  shares; cost --
   $92,350,616)..          --          --          --
 U.S. Equity Fund
  (2,649,849
  shares; cost --
   $92,804,284)..          --          --          --
 Premier Growth
  Equity Fund
  (1,183,376
  shares;
  cost --
   $91,802,741)..   82,055,315         --          --
 Value Equity
  Fund (982,640
  shares; cost --
   $8,960,450)...          --    8,853,585         --
 Small-Cap Value
  Equity Fund
  (1,676,026
  shares;
  cost --
   $19,401,269)..          --          --   20,129,068
Receivable from
 affiliate.......          --          --          --
Receivable for
 units sold......      172,263      92,443      71,644
                   ------------- --------- ------------
 Total assets....   82,227,578   8,946,028  20,200,712
                   ------------- --------- ------------
Liabilities
Accrued expenses
 payable to
 affiliate (note
 4)..............       52,034       7,542      10,209
Payable for units
 withdrawn.......          --          --          --
                   ------------- --------- ------------
 Total
  liabilities....       52,034       7,542      10,209
                   ------------- --------- ------------
Net assets.......   82,175,544   8,938,486  20,190,503
                   ============= ========= ============
Analysis of net
 assets:
Attributable to:
 Variable
  deferred
  annuity
  contractholders.. 82,175,544   8,938,486  20,190,503
 GE Life and
  Annuity
  Assurance
  Company........          --          --          --
                   ------------- --------- ------------
Net assets.......   82,175,544   8,938,486  20,190,503
                   ============= ========= ============
Outstanding
 units: Type I...       72,776         --          --
                   ============= ========= ============
Net asset value
 per unit: Type
 I...............         9.90         --          --
                   ============= ========= ============
Outstanding
 units: Type II..    2,201,591         --          --
                   ============= ========= ============
Net asset value
 per unit: Type
 II..............         9.83         --          --
                   ============= ========= ============
Outstanding
 units: Type
 III.............    4,926,747     375,400     764,830
                   ============= ========= ============
Net asset value
 per unit: Type
 III.............         9.79        9.18       12.06
                   ============= ========= ============
Outstanding
 units: Type IV..      419,925     118,284     108,992
                   ============= ========= ============
Net asset value
 per unit: Type
 IV..............         9.78        9.17       12.05
                   ============= ========= ============
Outstanding
 units: Type V...          207         --          --
                   ============= ========= ============
Net asset value
 per unit: Type
 V...............         8.75         --          --
                   ============= ========= ============
Outstanding
 units: Type VI..      679,903     321,742     603,772
                   ============= ========= ============
Net asset value
 per unit: Type
 VI..............         8.46        8.93       12.31
                   ============= ========= ============
Outstanding
 units: Type
 VII.............      203,781     172,415     181,000
                   ============= ========= ============
Net asset value
 per unit: Type
 VII.............         8.44        8.90       12.27
                   ============= ========= ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                                         Oppenheimer Variable
                                                                                        Account Funds -- Class
                                       Oppenheimer Variable Account Funds                      2 Shares
                          ------------------------------------------------------------- ----------------------
                                                                                                   Main Street
                                          Capital    Aggressive     High      Multiple    Global    Growth &
                                        Appreciation   Growth      Income    Strategies Securities   Income
                          Bond Fund/VA    Fund/VA      Fund/VA     Fund/VA    Fund/VA    Fund/VA     Fund/VA
                          ------------- ------------ ----------- ----------- ---------- ---------- -----------
Assets
Investments in
 Oppenheimer Variable
 Account Funds, at fair
 value (note 2):
 Bond Fund/VA
  (11,600,900 shares;
  cost --
   $131,662,241)........  $ 130,046,087         --           --          --         --         --         --
 Capital Appreciation
  Fund/VA (8,234,732
  shares; cost --
   $328,923,934)........            --  301,226,488          --          --         --         --         --
 Aggressive Growth
  Fund/VA (4,809,102
  shares; cost --
   $284,083,190)........            --          --   195,826,647         --         --         --         --
 High Income Fund/VA
  (14,266,814 shares;
  cost --
   $144,904,288)........            --          --           --  121,838,594        --         --         --
 Multiple Strategies
  Fund/VA (5,885,540
  shares; cost --
   $92,928,859).........            --          --           --          --  90,637,320        --         --
Investments in
 Oppenheimer Variable
 Account Funds -- Class
 2 shares;
 at fair value (note 2):
 Global Securities
  Fund/VA (855,352
  shares; cost --
   $19,348,147).........            --          --           --          --         --  19,484,918        --
 Main Street Growth &
  Income Fund/VA
  (1,099,188 shares;
  cost -- $21,320,543)..            --          --           --          --         --         --  20,829,608
Receivable from
 affiliate..............            --          --           --          --         --         --         --
Receivable for units
 sold...................        183,211   1,239,513       48,451       9,858     52,688    479,802    225,572
                          ------------- -----------  ----------- ----------- ---------- ---------- ----------
 Total assets...........    130,229,298 302,466,001  195,875,098 121,848,452 90,690,008 19,964,720 21,055,180
                          ------------- -----------  ----------- ----------- ---------- ---------- ----------
Liabilities
Accrued expenses payable
 to affiliate (note 4)..        132,564     248,020      175,680      90,274     71,981     10,260     13,827
Payable for units
 withdrawn..............      1,931,743      34,413       80,664     141,183      3,399        --         --
                          ------------- -----------  ----------- ----------- ---------- ---------- ----------
 Total liabilities......      2,064,307     282,433      256,344     231,457     75,380     10,260     13,827
                          ------------- -----------  ----------- ----------- ---------- ---------- ----------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $ 128,164,991 302,183,568  195,618,754 121,616,995 90,614,628 19,954,460 21,041,353
                          ============= ===========  =========== =========== ========== ========== ==========
Outstanding units: Type
 I......................        522,745     684,426    1,046,982     682,884    609,630        --         --
                          ============= ===========  =========== =========== ========== ========== ==========
Net asset value per
 unit: Type I...........  $       24.03       55.03        43.88       30.71      32.74        --         --
                          ============= ===========  =========== =========== ========== ========== ==========
Outstanding units: Type
 II.....................      3,460,570   3,602,443    2,697,267   2,829,310  1,710,953        --         --
                          ============= ===========  =========== =========== ========== ========== ==========
Net asset value per
 unit: Type II..........  $       23.22       53.17        42.40       29.67      31.63        --         --
                          ============= ===========  =========== =========== ========== ========== ==========
Outstanding units: Type
 III....................      2,996,459   5,813,569    3,160,573   1,565,613  1,253,764    797,433    684,833
                          ============= ===========  =========== =========== ========== ========== ==========
Net asset value per
 unit: Type III.........  $       10.72       11.19        10.16        9.61      11.55       9.21       8.85
                          ============= ===========  =========== =========== ========== ========== ==========
Outstanding units: Type
 IV.....................        290,069     735,051      337,019     178,281    190,985     86,595    140,805
                          ============= ===========  =========== =========== ========== ========== ==========
Net asset value per
 unit: Type IV..........  $       10.78       10.78         9.50        9.28      10.77       9.20       8.84
                          ============= ===========  =========== =========== ========== ========== ==========
Outstanding units: Type
 V......................            --          --           --          --         --         --         --
                          ============= ===========  =========== =========== ========== ========== ==========
Net asset value per
 unit: Type V...........  $         --          --           --          --         --         --         --
                          ============= ===========  =========== =========== ========== ========== ==========
Outstanding units: Type
 VI.....................            --          --           --          --         --   1,175,084  1,249,865
                          ============= ===========  =========== =========== ========== ========== ==========
Net asset value per
 unit: Type VI..........  $         --          --           --          --         --        8.14       7.98
                          ============= ===========  =========== =========== ========== ========== ==========
Outstanding units: Type
 VII....................            --          --           --          --         --     276,877    473,200
                          ============= ===========  =========== =========== ========== ========== ==========
Net asset value per
 unit: Type VII.........  $         --          --           --          --         --        8.12       7.95
                          ============= ===========  =========== =========== ========== ========== ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                Variable Insurance     Variable Insurance Products Fund
                           Variable Insurance Products Fund      Products Fund II                     III
                         ------------------------------------ ----------------------- -----------------------------------
                                                                 Asset                 Growth &      Growth
                         Equity-Income   Growth     Overseas    Manager   Contrafund    Income    Opportunities  Mid Cap
                           Portfolio    Portfolio  Portfolio   Portfolio   Portfolio   Portfolio    Portfolio   Portfolio
                         ------------------------- ---------- ----------- ----------- ----------- ------------- ---------
Investments in Variable Insurance
 Products Fund, at fair value (note
 2):
 Equity-Income
  Portfolio (25,664,825
  shares; cost --
   $577,901,893).......  $ 583,874,764         --         --          --          --          --          --        --
 Growth Portfolio
  (13,886,977 shares;
  cost --
   $569,404,055).......            --  466,741,285        --          --          --          --          --        --
 Overseas Portfolio
  (4,728,772 shares;
  cost --
   $86,181,753)........            --          --  65,635,357         --          --          --          --        --
Investments in Variable Insurance
 Products Fund II, at fair value (note
 2):
 Asset Manager
  Portfolio (19,141,528
  shares; cost --
   $297,401,103).......            --          --         --  277,743,572         --          --          --        --
 Contrafund Portfolio
  (20,142,862 shares;
  cost --
   $448,372,982).......            --          --         --          --  405,475,814         --          --        --
Investments in Variable Insurance
 Products Fund III, at fair value
 (note 2):
 Growth & Income
  Portfolio (9,648,410
  shares;
  cost --
   $145,248,478).......            --          --         --          --          --  127,262,532         --        --
 Growth Opportunities
  Portfolio (3,862,164
  shares;
  cost --
   $77,673,465)........            --          --         --          --          --          --   58,434,546       --
 Mid Cap Portfolio
  (1,111 shares;
  cost -- $21,239).....            --          --         --          --          --          --          --     21,784
Receivable from
 affiliate.............            --       17,176          1         --       31,573         --          --        --
Receivable for units
 sold..................         47,053      60,376      8,315         403     114,115      11,335      27,379       --
                         ------------- ----------- ---------- ----------- ----------- -----------  ----------    ------
 Total assets..........    583,921,817 466,818,837 65,643,673 277,743,975 405,621,502 127,273,867  58,461,925    21,784
                         ------------- ----------- ---------- ----------- ----------- -----------  ----------    ------
Liabilities
Accrued expenses
 payable to affiliate
 (note 4)..............        501,050     243,651     53,723     179,339     255,908     113,088      58,581         5
Payable for units
 withdrawn.............      1,641,975   3,052,549  2,449,600     103,908     144,644      48,961      98,125       --
                         ------------- ----------- ---------- ----------- ----------- -----------  ----------    ------
 Total liabilities.....      2,143,025   3,296,200  2,503,323     283,247     400,552     162,049     156,706         5
                         ------------- ----------- ---------- ----------- ----------- -----------  ----------    ------
Net assets attributable
 to variable deferred
 annuity
 contractholders.......  $ 581,778,792 463,522,637 63,140,350 277,460,728 405,220,950 127,111,818  58,305,219    21,779
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Outstanding units: Type
 I.....................      2,514,863   1,923,051  1,258,600   6,746,394   1,463,180     346,968     220,327       --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Net asset value per
 unit: Type I..........  $       43.63       52.86      20.72       27.58       25.87       14.71       10.83       --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Outstanding units: Type
 II....................      9,234,283   4,744,104  1,347,035   2,740,751  10,463,953   5,388,110   3,701,867       --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Net asset value per
 unit: Type II.........  $       42.16       51.08      20.02       26.75       25.42       14.54       10.70       --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Outstanding units: Type
 III...................      6,973,887  12,207,225  1,013,208   1,657,965   9,684,799   4,216,916   2,034,188       --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Net asset value per
 unit: Type III........  $       10.64        9.04       8.53        9.65        9.33        9.11        7.12       --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Outstanding units: Type
 IV....................        917,825   1,048,860    179,907     220,652   1,229,421     607,616     268,664       --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Net asset value per
 unit: Type IV.........  $        9.30        8.76       8.07        9.43        8.96        8.54        6.79       --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Outstanding units: Type
 V.....................            --          --         --          --          --        6,651         194     2,055
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Net asset value per
 unit: Type V..........  $         --          --         --          --          --         8.97        7.54     10.60
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Outstanding units: Type
 VI....................            --          --         --          --          --          --          --        --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Net asset value per
 unit: Type VI.........  $         --          --         --          --          --          --          --        --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Outstanding units: Type
 VII...................            --          --         --          --          --          --          --        --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Net asset value per
 unit: Type VII........  $         --          --         --          --          --          --          --        --
                         ============= =========== ========== =========== =========== ===========  ==========    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                  Variable Insurance
                            Variable Insurance    Products Fund II --  Variable Insurance
                             Products Fund --                         Products Fund III --
                              Service Class 2       Service Class 2      Service Class 2
                          ----------------------- ------------------- ---------------------
                            Equity-                                    Growth &
                             Income      Growth       Contrafund        Income    Mid Cap
                           Portfolio   Portfolio       Portfolio      Portfolio  Portfolio
                          ------------ ---------- ------------------- ---------- ----------
Assets
Investments in Variable
 Insurance Products
 Fund -- Service Class
 2, at fair value (note
 2):
 Equity-Income Portfolio
  (1,482,622 shares;
  cost -- $33,552,226)..  $ 33,492,435        --             --                         --
 Growth Portfolio
  (880,067 shares;
  cost -- $30,608,892)..           --  29,341,419            --              --
Investments in Variable
 Insurance Products Fund
 II -- Service Class 2,
 at fair value (note 2):
 Contrafund Portfolio
  (1,308,270 shares;
  cost -- $26,826,072)..           --         --      26,165,400             --         --
Investments in Variable
 Insurance Products Fund
 III -- Service Class 2,
 at fair value (note 2):
 Growth & Income
  Portfolio (972,304
  shares; cost --
  $12,825,477)..........           --         --             --       12,708,012        --
 Mid Cap Portfolio
  (1,626,263 shares;
  cost -- $30,399,344)..           --         --             --              --  31,695,863
Receivable from
 affiliate..............           --         --             --              --         --
Receivable for units
 sold...................       197,486     98,336        100,131         133,104    548,113
                          ------------ ----------     ----------      ---------- ----------
 Total assets...........    33,689,921 29,439,755     26,265,531      12,841,116 32,243,976
                          ------------ ----------     ----------      ---------- ----------
Liabilities
Accrued expenses payable
 to affiliate (note 4)..        17,166     15,386         13,608           6,702     16,121
Payable for units
 withdrawn..............           --         --             436             --         --
                          ------------ ----------     ----------      ---------- ----------
 Total liabilities......        17,166     15,386         14,044           6,702     16,121
                          ------------ ----------     ----------      ---------- ----------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $ 33,672,755 29,424,369     26,251,487      12,834,414 32,227,855
                          ============ ==========     ==========      ========== ==========
Outstanding units: Type
 I......................           --         --             --              --         --
                          ============ ==========     ==========      ========== ==========
Net asset value per
 unit: Type I...........  $        --         --             --              --         --
                          ============ ==========     ==========      ========== ==========
Outstanding units: Type
 II.....................           --         --             --              --         --
                          ============ ==========     ==========      ========== ==========
Net asset value per
 unit: Type II..........  $        --         --             --              --         --
                          ============ ==========     ==========      ========== ==========
Outstanding units: Type
 III....................     1,400,128  1,258,983      1,052,251         500,280    923,291
                          ============ ==========     ==========      ========== ==========
Net asset value per
 unit: Type III.........  $       9.80       7.97           8.87            8.98      10.26
                          ============ ==========     ==========      ========== ==========
Outstanding units: Type
 IV.....................       124,443    272,129        215,181         103,917     82,604
                          ============ ==========     ==========      ========== ==========
Net asset value per
 unit: Type IV..........  $       9.79       7.97           8.87            8.97      10.26
                          ============ ==========     ==========      ========== ==========
Outstanding units: Type
 V......................           --         --             --              --         --
                          ============ ==========     ==========      ========== ==========
Net asset value per
 unit: Type V...........  $        --         --             --              --         --
                          ============ ==========     ==========      ========== ==========
Outstanding units: Type
 VI.....................     1,247,800  1,934,977      1,382,517         566,471  1,749,762
                          ============ ==========     ==========      ========== ==========
Net asset value per
 unit: Type VI..........  $      10.31       6.79           8.08            8.76      10.18
                          ============ ==========     ==========      ========== ==========
Outstanding units: Type
 VII....................       570,855    603,088        476,256         280,032    403,825
                          ============ ==========     ==========      ========== ==========
Net asset value per
 unit: Type VII.........  $      10.28       6.77           8.06            8.74      10.14
                          ============ ==========     ==========      ========== ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                                      Federated Insurance
                                                                       Series -- Service
                               Federated Insurance Series                   Shares           Alger American Fund
                    ------------------------------------------------- ------------------- --------------------------
                                                        International
                      American      High                    Small            High             Small       LargeCap
                      Leaders    Income Bond  Utility      Company        Income Bond     Capitalization   Growth
                      Fund II      Fund II    Fund II      Fund II          Fund II         Portfolio     Portfolio
                    ------------ ----------- ---------- ------------- ------------------- -------------- -----------
 Assets
 Investments in
 Federated
 Insurance Series,
 at fair value
 (note 2):
 American Leaders
 Fund II
 (5,353,922
 shares; cost --
  $106,223,990)...  $103,063,004        --          --          --               --                --            --
 High Income Bond
 Fund II
 (7,380,544
 shares; cost --
  $61,597,854)....           --  56,977,797         --          --               --                --            --
 Utility Fund II
 (4,420,853
 shares; cost --
  57,584,779).....           --         --   45,844,242                          --                --            --
 International
 Small Company
 Fund II (321,543
 shares; cost --
  $1,909,673).....           --         --          --    1,784,565                                --            --
 Investments in
 Federated
 Insurance
 Series -- Service
 Shares, at fair
 value (note 2):
 High Income Bond
 Fund II (943,222
 shares; cost --
  $7,412,368).....           --         --          --          --         7,281,671               --            --
 Investments in
 Alger American
 Fund, at fair
 value (note 2):
 Small
 Capitalization
 Portfolio
 (5,666,829
 shares; cost --
  $148,930,278)...           --         --          --          --               --         93,786,022           --
 LargeCap Growth
 Portfolio
 (7,659,071
 shares; cost --
  $391,294,692)...           --         --          --          --               --                --    281,624,042
 Investments in
 PBHG Insurance
 Series Fund,
 Inc., at fair
 value (note 2):
 PBHG Large Cap
 Growth Portfolio
 (2,463,062
 shares; cost --
 $59,458,461).....           --         --          --          --               --                --            --
 PBHG Growth II
 Portfolio
 (2,674,761
 shares; cost --
  $31,934,956)....           --         --          --          --               --                --            --
 Receivable from
 affiliate........           --         --          --          --               --                --            --
 Receivable for
 units sold.......        29,799  2,065,346         219       5,725           36,060           333,380     3,204,755
                    ------------ ----------  ----------   ---------        ---------        ----------   -----------
  Total assets....   103,092,803 59,043,143  45,844,461   1,790,290        7,317,731        94,119,402   284,828,797
                    ------------ ----------  ----------   ---------        ---------        ----------   -----------
 Liabilities
 Accrued expenses
 payable to
 affiliate (note
 4)...............        91,529     54,961      43,224         947            3,718            97,158       224,823
 Payable for units
 withdrawn........           241      3,072     172,900     473,620            1,158            19,202         5,612
                    ------------ ----------  ----------   ---------        ---------        ----------   -----------
 Total
 liabilities......        91,770     58,033     216,124     474,567            4,876           116,360       230,435
                    ------------ ----------  ----------   ---------        ---------        ----------   -----------
 Net assets
 attributable to
 variable deferred
 annuity
 contractholders..  $103,001,033 58,985,110  45,628,337   1,315,723        7,312,855        94,003,042   284,598,362
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Outstanding
 units: Type I....       294,487    214,386     202,066         --               --            642,187       723,585
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Net asset value
 per unit: Type
 I................  $      17.01      13.98       14.67         --               --               8.64         19.07
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Outstanding
 units: Type II...     4,307,323  2,986,440   2,347,057         --               --          7,002,914     9,078,703
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Net asset value
 per unit: Type
 II...............  $      16.77      13.74       14.41         --               --               8.50         18.77
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Outstanding
 units: Type III..     2,224,709  1,497,811     988,491      60,091          309,175         3,603,281     9,699,706
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Net asset value
 per unit: Type
 III..............  $       9.98       8.85        7.95        6.97             9.96              7.03          9.11
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Outstanding
 units: Type IV...       397,695    197,752     129,702      16,924           45,977           528,445     1,392,133
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Net asset value
 per unit: Type
 IV...............  $       8.94       8.59        7.59        6.96             9.96              6.81          8.64
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Outstanding
 units: Type V....           --         --          --          --               --                --            --
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Net asset value
 per unit: Type
 V................  $        --         --          --          --               --                --            --
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Outstanding
 units: Type VI...           --         --          --      111,247          267,415               --            --
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Net asset value
 per unit: Type
 VI...............  $        --         --          --         5.78             9.19               --            --
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Outstanding
 units: Type VII..           --         --          --       23,627          143,887               --            --
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Net asset value
 per unit: Type
 VII..............  $        --         --          --         5.76             9.16               --            --
                    ============ ==========  ==========   =========        =========        ==========   ===========
                    PBHG Insurance Series
                         Fund, Inc.
                    ---------------------
                       PBHG
                    Large Cap     PBHG
                      Growth   Growth II
                    Portfolio  Portfolio
                    ---------- ----------
 Assets
 Investments in
 Federated
 Insurance Series,
 at fair value
 (note 2):
 American Leaders
 Fund II
 (5,353,922
 shares; cost --
  $106,223,990)...         --         --
 High Income Bond
 Fund II
 (7,380,544
 shares; cost --
  $61,597,854)....         --         --
 Utility Fund II
 (4,420,853
 shares; cost --
  57,584,779).....         --         --
 International
 Small Company
 Fund II (321,543
 shares; cost --
  $1,909,673).....         --         --
 Investments in
 Federated
 Insurance
 Series -- Service
 Shares, at fair
 value (note 2):
 High Income Bond
 Fund II (943,222
 shares; cost --
  $7,412,368).....         --         --
 Investments in
 Alger American
 Fund, at fair
 value (note 2):
 Small
 Capitalization
 Portfolio
 (5,666,829
 shares; cost --
  $148,930,278)...         --         --
 LargeCap Growth
 Portfolio
 (7,659,071
 shares; cost --
  $391,294,692)...         --         --
 Investments in
 PBHG Insurance
 Series Fund,
 Inc., at fair
 value (note 2):
 PBHG Large Cap
 Growth Portfolio
 (2,463,062
 shares; cost --
 $59,458,461).....  43,349,891        --
 PBHG Growth II
 Portfolio
 (2,674,761
 shares; cost --
  $31,934,956)....         --  30,064,309
 Receivable from
 affiliate........         --         --
 Receivable for
 units sold.......      28,718    113,099
                    ---------- ----------
  Total assets....  43,378,609 30,177,408
                    ---------- ----------
 Liabilities
 Accrued expenses
 payable to
 affiliate (note
 4)...............      59,986     24,240
 Payable for units
 withdrawn........         127    218,817
                    ---------- ----------
 Total
 liabilities......      60,113    243,057
                    ---------- ----------
 Net assets
 attributable to
 variable deferred
 annuity
 contractholders..  43,318,496 29,934,351
                    ========== ==========
 Outstanding
 units: Type I....     193,697    274,022
                    ========== ==========
 Net asset value
 per unit: Type
 I................       17.08      10.83
                    ========== ==========
 Outstanding
 units: Type II...   2,370,270  2,517,899
                    ========== ==========
 Net asset value
 per unit: Type
 II...............       16.88      10.71
                    ========== ==========
 Outstanding
 units: Type III..         --         --
                    ========== ==========
 Net asset value
 per unit: Type
 III..............         --         --
                    ========== ==========
 Outstanding
 units: Type IV...         --         --
                    ========== ==========
 Net asset value
 per unit: Type
 IV...............         --         --
                    ========== ==========
 Outstanding
 units: Type V....         --         --
                    ========== ==========
 Net asset value
 per unit: Type
 V................         --         --
                    ========== ==========
 Outstanding
 units: Type VI...         --         --
                    ========== ==========
 Net asset value
 per unit: Type
 VI...............         --         --
                    ========== ==========
 Outstanding
 units: Type VII..         --         --
                    ========== ==========
 Net asset value
 per unit: Type
 VII..............         --         --
                    ========== ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                                Janus Aspen Series
                         ------------------------------------------------------------------------------------------------
                          Aggressive               Worldwide               Flexible  International   Capital     Equity
                            Growth      Growth      Growth     Balanced     Income      Growth     Appreciation  Income
                          Portfolio    Portfolio   Portfolio   Portfolio  Portfolio    Portfolio    Portfolio   Portfolio
                         ------------ ----------- ----------- ----------- ---------- ------------- ------------ ---------
Assets
Investments in Janus
 Aspen Series, at fair
 value (note 2):
 Aggressive Growth
  Portfolio (11,438,599
  shares;
  cost --
   $515,476,264).......  $251,420,415         --          --          --         --           --           --       --
 Growth Portfolio
  (23,638,622 shares;
  cost --
   $614,896,850).......           --  469,935,813         --          --         --           --           --       --
 Worldwide Growth
  Portfolio (20,673,028
  shares;
  cost --
   $722,824,258).......           --          --  590,008,220         --         --           --           --       --
 Balanced Portfolio
  (24,635,625 shares;
  cost --
   $595,501,893).......           --          --          --  556,026,046        --           --           --       --
 Flexible Income
  Portfolio (7,452,633
  shares; cost --
  $87,803,513).........           --          --          --          --  86,897,706          --           --       --
 International Growth
  Portfolio (7,349,954
  shares;
  cost --
   $210,569,791).......           --          --          --          --         --   172,503,431          --
 Capital Appreciation
  Portfolio (13,591,530
  shares;
  cost --
   $377,265,526).......           --          --          --          --         --           --   281,616,509      --
 Equity Income
  Portfolio (146
  shares; cost --
   $2,661).............           --          --          --          --         --           --           --     2,374
Receivable from
 affiliate.............           --          --          --          --          95            4          --       --
Receivable for units
 sold..................       223,658          12         --      378,013      1,632          --     3,107,410      --
                         ------------ ----------- ----------- ----------- ----------  -----------  -----------    -----
 Total assets..........   251,644,073 469,935,825 590,008,220 556,404,059 86,899,433  172,503,435  284,723,919    2,374
                         ------------ ----------- ----------- ----------- ----------  -----------  -----------    -----
Liabilities
Accrued expenses
 payable to affiliate
 (note 4)..............       245,084     390,490     473,742     450,895     51,004      144,251      212,010        1
Payable for units
 withdrawn.............       110,953     430,420     270,503     332,644     44,010    7,876,127       43,386      --
                         ------------ ----------- ----------- ----------- ----------  -----------  -----------    -----
 Total liabilities.....       356,037     820,910     744,245     783,539     95,014    8,020,378      255,396        1
                         ------------ ----------- ----------- ----------- ----------  -----------  -----------    -----
Net assets attributable
 to variable deferred
 annuity
 contractholders.......  $251,288,036 469,114,915 589,263,975 555,620,520 86,804,419  164,483,057  284,468,523    2,373
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Outstanding units: Type
 I.....................     1,019,009   2,307,263   2,399,672   1,775,829    395,265      594,436      575,386      --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Net asset value per
 unit: Type I..........  $      24.16       22.97       30.58       22.31      15.17        18.02        20.25      --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Outstanding units: Type
 II....................     5,965,824  12,018,045  13,140,429  15,654,099  3,772,527    5,720,325    7,276,570      --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Net asset value per
 unit: Type II.........  $      23.67       22.50       29.95       21.96      14.93        17.77        20.02      --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Outstanding units: Type
 III...................     9,149,067  15,640,723  11,168,696  14,470,083  2,013,676    4,093,422   12,492,110      --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Net asset value per
 unit: Type III........  $       8.38        8.39        9.69       10.78      11.06        10.70         9.36      --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Outstanding units: Type
 IV....................     1,217,251   1,819,775   1,487,500   1,591,602    200,610      784,857    1,245,067      --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Net asset value per
 unit: Type IV.........  $       7.22        7.96        9.48       10.21      10.98        10.60         8.20      --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Outstanding units: Type
 V.....................           --          --          --          --         941          320          649      287
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Net asset value per
 unit: Type V..........  $        --          --          --          --       11.13         6.38         6.67     8.27
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Outstanding units: Type
 VI....................           --          --          --          --         --           --           --       --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Net asset value per
 unit: Type VI.........  $        --          --          --          --         --           --           --       --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Outstanding units: Type
 VII...................           --          --          --          --         --           --           --       --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Net asset value per
 unit: Type VII........  $        --          --          --          --         --           --           --       --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                      Janus Aspen Series -- Service Shares
                         ----------------------------------------------------------------------------------------------
                         Global Life    Global   Aggressive              Capital    Worldwide  International
                           Sciences   Technology   Growth     Growth   Appreciation   Growth      Growth      Balanced
                          Portfolio   Portfolio  Portfolio  Portfolio   Portfolio   Portfolio    Portfolio   Portfolio
                         ------------ ---------- ---------- ---------- ------------ ---------- ------------- ----------
Assets
Investments in Janus
 Aspen Series --
  Service Shares, at
 fair value (note 2):
 Global Life Sciences
  Portfolio (3,658,355
  shares;
  cost --
   $29,446,663)........  $ 28,352,253        --         --         --          --          --          --           --
 Global Technology
  Portfolio (5,529,800
  shares;
  cost --
   $33,402,760)........           --  22,561,582        --         --          --          --          --           --
 Aggressive Growth
  Portfolio (602,870
  shares;
  cost --
   $15,983,705)........           --         --  13,100,362        --          --          --          --           --
 Growth Portfolio
  (1,117,998 shares;
  cost --
   $25,282,190)........           --         --         --  22,091,640         --          --          --           --
 Capital Appreciation
  Portfolio (899,331
  shares;
  cost --
   $20,775,716)........           --         --         --         --   18,499,243         --          --           --
 Worldwide Growth
  Portfolio (869,581
  shares;
  cost --
   $27,475,729)........           --         --         --         --          --   24,678,713         --           --
 International Growth
  Portfolio (685,150
  shares;
  cost --
   $16,544,938)........           --         --         --         --          --          --   15,963,996          --
 Balanced Portfolio
  (2,201,670 shares;
  cost --
   $52,227,669)........           --         --         --         --          --          --          --    51,320,924
Receivable from
 affiliate.............           --         --         --         --          --          --            7          --
Receivable for units
 sold..................        22,730    143,021     50,217    151,420     106,957     174,092      29,098      327,113
                         ------------ ---------- ---------- ----------  ----------  ----------  ----------   ----------
 Total assets..........    28,374,983 22,704,603 13,150,579 22,243,060  18,606,200  24,852,805  15,993,101   51,648,037
                         ------------ ---------- ---------- ----------  ----------  ----------  ----------   ----------
Liabilities
Accrued expenses
 payable to affiliate
 (note 4)..............        14,506     13,029      7,141     11,853       9,856      13,063       8,927       26,565
Payable for units
 withdrawn.............        34,681      1,489        --         --          --          --    4,200,320          --
                         ------------ ---------- ---------- ----------  ----------  ----------  ----------   ----------
 Total liabilities.....        49,187     14,518      7,141     11,853       9,856      13,063   4,209,247       26,565
                         ------------ ---------- ---------- ----------  ----------  ----------  ----------   ----------
Net assets attributable
 to variable deferred
 annuity
 contractholders.......  $ 28,325,796 22,690,085 13,143,438 22,231,207  18,596,344  24,839,742  11,783,854   51,621,472
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Outstanding units: Type
 I.....................       200,905    150,593        --         --          --          --          --           --
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Net asset value per
 unit: Type I..........  $       9.42       4.22        --         --          --          --          --           --
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Outstanding units: Type
 II....................     1,018,589  1,801,374        --         --          --          --          --           --
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Net asset value per
 unit: Type II.........  $       9.38       4.21        --         --          --          --          --           --
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Outstanding units: Type
 III...................     1,091,617  2,037,391    595,649    839,635     543,083     793,669     484,214    1,718,954
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Net asset value per
 unit: Type III........  $       9.36       4.20       5.88       7.20        7.79        7.58        7.54         9.57
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Outstanding units: Type
 IV....................       154,798    275,684     46,629    121,973      96,923     227,777      48,624      236,619
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Net asset value per
 unit: Type IV.........  $       9.35       4.19       5.88       7.19        7.79        7.58        7.53         9.57
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Outstanding units: Type
 V.....................           --         --         --         --          --          --          --           --
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Net asset value per
 unit: Type V..........  $         --        --         --         --          --          --          --           --
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Outstanding units: Type
 VI....................       490,003    972,418  1,979,778  1,965,673   1,732,144   2,117,193   1,007,056    2,682,847
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Net asset value per
 unit: Type VI.........  $       8.79       4.11       3.96       6.16        6.50        6.23        6.11         9.01
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Outstanding units: Type
 VII...................       103,526    185,853    386,562    521,222     362,926     629,158     264,963      972,626
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Net asset value per
 unit: Type VII........  $       8.76       4.10       3.95       6.14        6.48        6.21        6.09         8.98
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                           Goldman Sachs Variable          Salomon Brothers
                              Insurance Trust         Variable Series Funds Inc.
                          ------------------------ --------------------------------
                                         Mid Cap                           Total
                           Growth and     Value    Strategic  Investors    Return
                          Income Fund     Fund     Bond Fund     Fund       Fund
                          ------------ ----------- ---------- ---------- ----------
Assets
Investments in Goldman
 Sachs Variable
 Insurance Trust, at
 fair value (note 2):
 Growth and Income Fund
  (1,940,304 shares;
  cost -- $19,745,856)..  $ 18,103,039         --         --         --         --
 Mid Cap Value Fund
  (12,949,875 shares;
  cost --
   $139,556,527)........           --  146,204,085        --         --         --
Investments in Salomon
 Brothers Variable
 Series Funds Inc., at
 fair value (note 2):
 Strategic Bond Fund
  (2,859,627 shares;
  cost -- $28,944,213)..           --          --  28,653,465        --         --
 Investors Fund
  (5,337,782 shares;
  cost -- $70,194,545)..           --          --         --  68,270,227        --
 Total Return Fund
  (1,488,749 shares;
  cost -- $15,693,036)..           --          --         --         --  15,468,099
Receivable from
 affiliate..............           --          --         --         --         --
Receivable for units
 sold...................        56,487   1,795,691      5,397        --       1,601
                          ------------ ----------- ---------- ---------- ----------
 Total assets...........    18,159,526 147,999,776 28,658,862 68,270,227 15,469,700
                          ------------ ----------- ---------- ---------- ----------
Liabilities
Accrued expenses payable
 to affiliate (note 4)..        12,353      82,743     15,059     35,418      8,565
Payable for units
 withdrawn..............         6,434     104,696  1,331,425  3,964,214        465
                          ------------ ----------- ---------- ---------- ----------
 Total liabilities......        18,787     187,439  1,346,484  3,999,632      9,030
                          ------------ ----------- ---------- ---------- ----------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $ 18,140,739 147,812,337 27,312,378 64,270,595 15,460,670
                          ============ =========== ========== ========== ==========
Outstanding units: Type
 I......................        77,071     603,789     71,246    304,116     30,465
                          ============ =========== ========== ========== ==========
Net asset value per
 unit: Type I...........  $       7.80       12.04      11.39      14.47      11.12
                          ============ =========== ========== ========== ==========
Outstanding units: Type
 II.....................     1,149,638   5,607,364  1,168,074  1,905,832    598,880
                          ============ =========== ========== ========== ==========
Net asset value per
 unit: Type II..........  $       7.73       11.93      11.30      14.35      11.03
                          ============ =========== ========== ========== ==========
Outstanding units: Type
 III....................       831,759   4,778,066  1,091,102  2,548,515    780,272
                          ============ =========== ========== ========== ==========
Net asset value per
 unit: Type III.........  $       8.74       14.26      11.01      11.76      10.29
                          ============ =========== ========== ========== ==========
Outstanding units: Type
 IV.....................       173,565     436,048    118,221    239,512     49,020
                          ============ =========== ========== ========== ==========
Net asset value per
 unit: Type IV..........  $       7.97       12.64      10.90      10.65       9.94
                          ============ =========== ========== ========== ==========
Outstanding units: Type
 V......................           --          --         --         --         --
                          ============ =========== ========== ========== ==========
Net asset value per
 unit: Type V...........  $        --          --         --         --         --
                          ============ =========== ========== ========== ==========
Outstanding units: Type
 VI.....................           --          --         --         --         --
                          ============ =========== ========== ========== ==========
Net asset value per
 unit: Type VI..........  $        --          --         --         --         --
                          ============ =========== ========== ========== ==========
Outstanding units: Type
 VII....................           --          --         --         --         --
                          ============ =========== ========== ========== ==========
Net asset value per
 unit: Type VII.........  $        --          --         --         --         --
                          ============ =========== ========== ========== ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                       AIM Variable Insurance Funds
                   -----------------------------------------------------------------------------------------------------
                     AIM V.I.    AIM V.I.                                       AIM V.I.   AIM V.I. AIM V.I.   AIM V.I.
                     Capital    Aggressive    AIM V.I.    AIM V.I.               Capital   Growth &  Global   Government
                   Appreciation   Growth   New Technology  Growth    AIM V.I.  Development  Income  Utilities Securities
                       Fund        Fund         Fund        Fund    Value Fund    Fund       Fund     Fund       Fund
                   ------------ ---------- -------------- --------- ---------- ----------- -------- --------- ----------
Investments in AIM Variable
 Insurance Funds, at fair value
 (note 2):
 AIM V.I. Capital
  Appreciation
  Fund (735,621
  shares;
  cost --
   $17,385,839)..  $ 15,977,692     --            --            --         --       --        --        --        --
 AIM V.I.
  Aggressive
  Growth Fund
  (836 shares;
  cost --
   $8,627).......           --    9,033           --            --         --       --        --        --        --
 AIM V.I. New
  Technology Fund
  (12,700 shares;
  cost --
   $80,609)......           --      --         53,465           --         --       --        --        --        --
 AIM V.I. Growth
  Fund (475,643
  shares;
  cost --
   $9,070,057)...           --      --            --      7,786,269        --       --        --        --        --
 AIM V.I. Value
  Fund (1,452,479
  shares;
  cost --
   $35,962,445)..           --      --            --            --  33,915,394      --        --        --        --
 AIM V.I. Capital
  Development
  Fund (411
  shares;
  cost --
   $4,878).......           --      --            --            --         --     4,903       --        --        --
 AIM V.I. Growth
  & Income Fund
  (13 shares;
  cost -- $266)..           --      --            --            --         --       --        271       --        --
 AIM V.I. Global
  Utilities Fund
  (78 shares;
  cost -- $465)..           --      --            --            --         --       --        --      1,051       --
 AIM V.I.
  Government
  Securities Fund
  (788 shares;
  cost --
   $9,041).......           --      --            --            --         --       --        --        --      9,090
Receivable from
 affiliate.......           --      --            --            --         --       --        --        --        --
Receivable for
 units sold......        11,854     --            --         28,365    146,318      --        --        --        --
                   ------------   -----        ------     --------- ----------    -----      ----     -----     -----
 Total assets....    15,989,546   9,033        53,465     7,814,634 34,061,712    4,903       271     1,051     9,090
                   ------------   -----        ------     --------- ----------    -----      ----     -----     -----
Liabilities
Accrued expenses
 payable to
 affiliate (note
 4)..............         8,896       2            18         4,200     18,043        1         1         1         2
Payable for units
 withdrawn.......       188,395     --            --            384        --       --        --        --        --
                   ------------   -----        ------     --------- ----------    -----      ----     -----     -----
 Total
  liabilities....       197,291       2            18         4,584     18,043        1         1         1         2
                   ------------   -----        ------     --------- ----------    -----      ----     -----     -----
Net assets
 attributable to
 variable
 deferred annuity
 contractholders.. $ 15,792,255   9,031        53,447     7,810,050 34,043,669    4,902       270     1,050     9,088
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Outstanding
 units: Type I...           --      --            --            --         --       --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Net asset value
 per unit: Type
 I...............  $        --      --            --            --         --       --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Outstanding
 units: Type II..           --      --            --            --         --       --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Net asset value
 per unit: Type
 II..............  $        --      --            --            --         --       --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Outstanding
 units: Type
 III.............       711,998     --            --        256,780  1,239,767      --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Net asset value
 per unit: Type
 III.............  $       7.57     --            --           6.58       8.70      --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Outstanding
 units: Type IV..        80,573     --            --         29,164    165,666      --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Net asset value
 per unit: Type
 IV..............  $       7.56     --            --           6.57       8.70      --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Outstanding
 units: Type V...         1,177   1,322        15,314           --         --       506        39       153       822
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Net asset value
 per unit: Type
 V...............  $       6.33    6.83          3.49           --         --      9.68      6.97      6.87     11.05
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Outstanding
 units: Type VI..     1,178,042     --            --        860,251  2,168,360      --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Net asset value
 per unit: Type
 VI..............  $       6.17     --            --           4.90       7.31      --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Outstanding
 units: Type
 VII.............       409,321     --            --        351,148    818,340      --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Net asset value
 per unit: Type
 VII.............  $       6.15     --            --           4.88       7.29      --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                    MFS Variable Insurance Trust                  Dreyfus
                            --------------------------------------------- -----------------------
                                                                            Dreyfus
                                                                          Investment  The Dreyfus
                                MFS         MFS                           Portfolios-  Socially
                             Investors   Investors   MFS New      MFS      Emerging   Responsible
                            Growth Stock   Trust    Discovery   Utility     Markets     Growth
                               Series      Series     Series     Series    Portfolio  Fund, Inc.
                            ------------ ---------- ---------- ---------- ----------- -----------
Investments in MFS
 Variable Insurance Trust,
 at fair value (note 2):
 MFS Investors Growth
  Stock Series (1,645,894
  shares; cost--
  $17,473,236)............  $ 15,915,799        --         --         --         --          --
 MFS Investors Trust
  Series (628,460 shares;
  cost--$11,129,072).........        --  10,734,096        --         --         --          --
 MFS New Discovery Series
  (756,576 shares; cost--
  $11,152,565)............           --         --  11,515,089        --         --          --
 MFS Utility Series
  (886,647 shares; cost--
  $16,465,741)............           --         --         --  14,097,690        --          --
Investments in Dreyfus, at
 fair value (note 2)
 Dreyfus Investment
  Portfolios-Emerging
  Markets Portfolio
  (303,096 shares; cost--
  $2,785,501).............           --         --         --         --   2,873,351         --
 The Dreyfus Socially
  Responsible Growth Fund,
  Inc. (218,202 shares;
  cost--$6,921,878).......           --         --         --         --         --    5,819,441
Receivable from
 affiliate................           --         --         --         --           2         --
Receivable for units
 sold.....................        64,363     34,982     25,716     44,548    351,264       4,526
                            ------------ ---------- ---------- ----------  ---------   ---------
 Total assets.............    15,980,162 10,769,078 11,540,805 14,142,238  3,224,617   5,823,967
                            ------------ ---------- ---------- ----------  ---------   ---------
Liabilities
Accrued expenses payable
 to affiliate (note 4)....         8,388      5,569      5,954      7,490      1,555       3,118
Payable for units
 withdrawn................           394        --         --         --         --          --
                            ------------ ---------- ---------- ----------  ---------   ---------
 Total liabilities........         8,782      5,569      5,954      7,490      1,555       3,118
                            ------------ ---------- ---------- ----------  ---------   ---------
Net assets attributable to
 variable deferred annuity
 contractholders..........  $ 15,971,380 10,763,509 11,534,851 14,134,748  3,223,062   5,820,849
                            ============ ========== ========== ==========  =========   =========
Outstanding units: Type
 I........................           --         --         --         --         --          --
                            ============ ========== ========== ==========  =========   =========
Net asset value per unit:
 Type I...................  $        --         --         --         --         --          --
                            ============ ========== ========== ==========  =========   =========
Outstanding units: Type
 II.......................           --         --         --         --         --          --
                            ============ ========== ========== ==========  =========   =========
Net asset value per unit:
 Type II..................  $        --         --         --         --         --          --
                            ============ ========== ========== ==========  =========   =========
Outstanding units: Type
 III......................       546,216    414,666    422,279    527,906     97,103      51,180
                            ============ ========== ========== ==========  =========   =========
Net asset value per unit:
 Type III.................  $       7.37       8.37       9.90       7.77      10.09        7.55
                            ============ ========== ========== ==========  =========   =========
Outstanding units: Type
 IV.......................        84,171     61,876     67,674     41,040     64,379      21,440
                            ============ ========== ========== ==========  =========   =========
Net asset value per unit:
 Type IV..................  $       7.36       8.36       9.90       7.76      10.09        7.55
                            ============ ========== ========== ==========  =========   =========
Outstanding units: Type
 V........................           --         --         --         --         --          --
                            ============ ========== ========== ==========  =========   =========
Net asset value per unit:
 Type V...................  $        --         --         --         --         --          --
                            ============ ========== ========== ==========  =========   =========
Outstanding units: Type
 VI.......................     1,370,095    591,306    643,039    973,433    150,127     675,418
                            ============ ========== ========== ==========  =========   =========
Net asset value per unit:
 Type VI..................  $       6.66       8.14       8.37       7.61       7.45        6.57
                            ============ ========== ========== ==========  =========   =========
Outstanding units: Type
 VII......................       331,541    241,953    155,938    303,903     63,965     127,492
                            ============ ========== ========== ==========  =========   =========
Net asset value per unit:
 Type VII.................  $       6.64       8.11       8.35       7.59       7.43        6.55
                            ============ ========== ========== ==========  =========   =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                             Rydex
                                                                           Variable    Alliance Variable Products
                                   PIMCO Variable Insurance Trust            Trust          Series Fund, Inc.
                          ------------------------------------------------ --------- -------------------------------
                                        Long-Term                 Total
                           Foreign   U.S. Government High Yield   Return             Growth and  Premier
                             Bond         Bond          Bond       Bond                Income     Growth    Quasar
                          Portfolio     Portfolio    Portfolio  Portfolio  OTC Fund  Portfolio  Portfolio  Portfolio
                          ---------- --------------- ---------- ---------- --------- ---------- ---------- ---------
Assets
Investments in PIMCO
 Variable Insurance
 Trust, at fair value
 (note 2):
 Foreign Bond Portfolio
  (267,560 shares;
  cost -- $2,583,699)...  $2,592,657          --            --         --        --         --         --        --
 Long-Term U.S.
  Government Bond
  Portfolio (2,199,169
  shares;
  cost -- $23,482,274)..         --    22,585,465           --         --        --         --         --        --
 High Yield Bond
  Portfolio (1,632,273
  shares; cost --
   $13,019,697).........         --           --     12,862,309        --        --         --         --
 Total Return Bond
  Portfolio (4,799,477
  shares; cost --
   $47,983,097).........         --           --            --  47,466,825                  --         --        --
Investments in Rydex
 Variable Trust, at fair
 value (note 2):
 OTC Fund (417,328
  shares; cost --
   $7,618,972)..........         --           --            --         --  6,176,459        --
Investments in Alliance
 Variable Products
 Series Fund Inc.,
 at fair value (note 2):
 Growth and Income
  Portfolio (2,796,980
  shares; cost --
   $62,383,124).........         --           --            --         --        --  61,617,463        --        --
 Premier Growth
  Portfolio (1,081,996
  shares; cost --
   $29,544,873).........         --           --            --         --        --         --  27,049,898       --
 Quasar Portfolio
  (439,588 shares;
  cost -- $4,380,596)...         --           --            --         --        --         --         --  4,387,087
Dividends Receivable....       7,820       83,609        81,314    135,713       --         --         --        --
Receivable from
 affiliate..............           2          --            --         --        --         --         --        --
Receivable for units
 sold...................      57,862      215,043       105,893    337,444    13,183    173,010    140,471     5,771
                          ----------   ----------    ---------- ---------- --------- ---------- ---------- ---------
 Total assets...........   2,658,341   22,884,117    13,049,516 47,939,982 6,189,642 61,790,473 27,190,369 4,392,858
                          ----------   ----------    ---------- ---------- --------- ---------- ---------- ---------
Liabilities
Accrued expenses payable
 to affiliate (note 4)..       1,266       11,897         6,632     24,743     3,456     32,058     14,527     2,344
Payable for units
 withdrawn..............         --           --            --         --        --     219,884        --        --
                          ----------   ----------    ---------- ---------- --------- ---------- ---------- ---------
 Total liabilities......       1,266       11,897         6,632     24,743     3,456    251,942     14,527     2,344
                          ----------   ----------    ---------- ---------- --------- ---------- ---------- ---------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $2,657,075   22,872,220    13,042,884 47,915,239 6,186,186 61,538,531 27,175,842 4,390,514
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Outstanding units: Type
 I......................         --           --            --         --        --         --         --        --
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Net asset value per
 unit: Type I...........  $      --           --            --         --        --         --         --        --
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Outstanding units: Type
 II.....................         --           --            --         --        --         --         --        --
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Net asset value per
 unit: Type II..........  $      --           --            --         --        --         --         --        --
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Outstanding units: Type
 III....................     143,308      783,091       561,545  1,441,065   236,367  2,101,249    970,931   158,564
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Net asset value per
 unit: Type III.........  $    10.87        10.82         10.19      10.89      5.58      10.51       8.04      9.04
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Outstanding units: Type
 IV.....................      23,078      132,087        67,250    397,634    18,702    340,210     68,468     2,245
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Net asset value per
 unit: Type IV..........  $    10.86        10.81         10.18      10.88      5.58      10.50       8.03      9.03
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Outstanding units: Type
 V......................         --           --            --         --        --         --         --        --
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Net asset value per
 unit: Type V...........  $      --           --            --         --        --         --         --        --
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Outstanding units: Type
 VI.....................      60,992      734,864       455,975  1,662,057   985,138  2,564,812  2,070,574   332,400
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Net asset value per
 unit: Type VI..........  $    11.01        11.58         10.01      11.29      3.89      10.59       6.53      7.44
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Outstanding units: Type
 VII....................      16,136      386,285       207,597    810,937   239,875    825,837    813,964    62,503
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Net asset value per
 unit: Type VII.........  $    10.98        11.55          9.98      11.26      3.88      10.56       6.51      7.42
                          ==========   ==========    ========== ========== ========= ========== ========== =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                           Prudential Series Fund, Inc.,
                                    --------------------------------------------
                                     SP Prudential     SP Jennison    Prudential
                                     U.S. Emerging    International    Jennison
                                    Growth Portfolio Growth Portfolio Portfolio
                                    ---------------- ---------------- ----------
Assets
Investments in Prudential Series
 Fund, Inc., at fair value (note
 2):
 SP Prudential U.S. Emerging
  Growth Portfolio (11,920 shares;
  cost -- $84,502)................      $ 82,010             --            --
 SP Jennison International Growth
  Portfolio (3,167 shares; cost --
   $18,051).......................           --           17,195           --
 Prudential Jennsion Portfolio
  (2,184 shares; cost --
   $34,806).......................           --              --         40,294
Receivable from affiliate.........           --              --            --
Receivable for units sold.........           --              --            --
                                        --------          ------        ------
 Total assets.....................        82,010          17,195        40,294
                                        --------          ------        ------
Liabilities
Accrued expenses payable to
 affiliate (note 4)...............            42               8            21
Payable for units withdrawn.......           --              --            --
                                        --------          ------        ------
 Total liabilities................            42               8            21
                                        --------          ------        ------
Net assets attributable to
 variable deferred annuity
 contractholders..................      $ 81,968          17,187        40,273
                                        ========          ======        ======
Outstanding units: Type I.........           --              --            --
                                        ========          ======        ======
Net asset value per unit: Type I..      $    --              --            --
                                        ========          ======        ======
Outstanding units: Type II........           --              --            --
                                        ========          ======        ======
Net asset value per unit: Type
 II...............................      $    --              --            --
                                        ========          ======        ======
Outstanding units: Type III.......         9,251           2,313         4,587
                                        ========          ======        ======
Net asset value per unit: Type
 III..............................      $   8.86            7.43          8.78
                                        ========          ======        ======
Outstanding units: Type IV........           --              --            --
                                        ========          ======        ======
Net asset value per unit: Type
 IV...............................      $    --              --            --
                                        ========          ======        ======
Outstanding units: Type V.........           --              --            --
                                        ========          ======        ======
Net asset value per unit: Type V..      $    --              --            --
                                        ========          ======        ======
Outstanding units: Type VI........           --              --            --
                                        ========          ======        ======
Net asset value per unit: Type
 VI...............................      $    --              --            --
                                        ========          ======        ======
Outstanding units: Type VII.......           --              --            --
                                        ========          ======        ======
Net asset value per unit: Type
 VII..............................      $    --              --            --
                                        ========          ======        ======

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                           Statements of Operations

                                                                    GE Investments Funds, Inc.
                  --------------------------------------------------------------------------------------------------------------
                  S&P 500 Index  Money Market Total Return International   Real Estate   Global Income Mid-Cap Value
                      Fund           Fund         Fund      Equity Fund  Securities Fund     Fund       Equity Fund  Income Fund
                  -------------  ------------ ------------ ------------- --------------- ------------- ------------- -----------
                                                                   Year ended December 31, 2001
                  --------------------------------------------------------------------------------------------------------------
Investment
 income:
 Income --
   Ordinary
  dividends...... $  6,352,637    22,524,332    3,220,942      339,017      2,975,046           --       1,123,777    4,372,502
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I (note
  4).............      396,880       693,568      153,211       18,005         46,116         3,072         70,425      134,472
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II (note
  4).............    5,900,793     3,822,764    1,057,243      178,781        518,942        45,173        935,497      625,378
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III (note
  4).............    2,332,737     3,211,456      498,385       98,881        180,319           --         658,056      292,652
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type IV (note
  4).............      275,211       666,423       60,769       28,925         18,121           --          71,951       40,963
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type V (note
  4).............          228         5,802           17          281             88           --              79           86
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VI (note
  4).............      175,562       215,491          --           --             --            --          66,914          --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VII (note
  4).............       76,481        60,062          --           --             --            --          27,194          --
                  ------------    ----------   ----------   ----------      ---------      --------     ----------    ---------
Net investment
 income
 (expense).......   (2,805,255)   13,848,766    1,451,317       14,144      2,211,460       (48,245)      (706,339)   3,278,951
                  ------------    ----------   ----------   ----------      ---------      --------     ----------    ---------
Net realized and unrealized
 gain (loss) on
 investments:
 Net realized
  gain (loss)....  (27,829,368)          --    (1,039,644)  (8,717,479)     2,302,067      (205,182)     1,204,737    1,135,392
 Unrealized
  appreciation
  (depreciation)
  on
  investments....  (74,140,998)          --    (7,262,090)     575,436      1,789,059        62,272     (7,202,105)    (606,614)
 Capital gain
  distributions..    7,656,129           --     1,559,446      148,510        843,132           --       5,748,762          --
                  ------------    ----------   ----------   ----------      ---------      --------     ----------    ---------
Net realized and
 unrealized gain
 (loss) on
 investments.....  (94,314,237)          --    (6,742,288)  (7,993,533)     4,934,258      (142,910)      (248,606)     528,778
                  ------------    ----------   ----------   ----------      ---------      --------     ----------    ---------
Increase
 (decrease) in
 net assets from
 operations...... $(97,119,492)   13,848,766   (5,290,971)  (7,979,389)     7,145,718      (191,155)      (954,945)   3,807,729
                  ============    ==========   ==========   ==========      =========      ========     ==========    =========
                  U.S. Equity Fund
                  ----------------
Investment
 income:
 Income --
   Ordinary
  dividends......       576,370
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I (note
  4).............        22,106
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II (note
  4).............       468,235
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III (note
  4).............       511,438
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type IV (note
  4).............        43,138
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type V (note
  4).............           153
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VI (note
  4).............        33,676
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VII (note
  4).............        31,879
                  ----------------
Net investment
 income
 (expense).......      (534,255)
                  ----------------
Net realized and unrealized
 gain (loss) on
 investments:
 Net realized
  gain (loss)....    (3,036,955)
 Unrealized
  appreciation
  (depreciation)
  on
  investments....    (4,418,280)
 Capital gain
  distributions..       309,317
                  ----------------
Net realized and
 unrealized gain
 (loss) on
 investments.....    (7,145,918)
                  ----------------
Increase
 (decrease) in
 net assets from
 operations......    (7,680,173)
                  ================

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                    GE Investments Funds, Inc. (Continued)
                               ------------------------------------------------
                               Premier Growth                   Small-Cap Value
                                Equity Fund   Value Equity Fund   Equity Fund
                               -------------- ----------------- ---------------
                                         Year ended December 31, 2001
                               ------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends...................  $    78,178         49,054            61,182
 Expenses -- Mortality and
  expense risk charges and
  administrative expenses --
   Type I (note 4)............        9,924            --                --
 Expenses -- Mortality and
  expense risk charges and
  administrative expenses --
   Type II (note 4)...........      314,352            --                --
 Expenses -- Mortality and
  expense risk charges and
  administrative expenses --
   Type III (note 4)..........      673,723         22,885            45,454
 Expenses -- Mortality and
  expense risk charges and
  administrative expenses --
   Type IV (note 4)...........       55,494          6,004             3,254
 Expenses -- Mortality and
  expense risk charges and
  administrative expenses --
   Type V (note 4)............           18            --                --
 Expenses -- Mortality and
  expense risk charges and
  administrative expenses --
   Type VI (note 4)...........       37,821         21,261            40,267
 Expenses -- Mortality and
  expense risk charges and
  administrative expenses --
   Type VII (note 4)..........       13,111         11,118            14,059
                                -----------       --------         ---------
Net investment income
 (expense)....................   (1,026,265)       (12,214)          (41,852)
                                -----------       --------         ---------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss).....   (5,199,369)      (139,351)          (20,031)
 Unrealized appreciation
  (depreciation) on
  investments.................   (4,192,867)      (109,710)          707,039
 Capital gain distributions...    2,401,767            --            548,300
                                -----------       --------         ---------
Net realized and unrealized
 gain (loss) on investments...   (6,990,469)      (249,061)        1,235,308
                                -----------       --------         ---------
Increase (decrease) in net
 assets from operations.......  $(8,016,734)      (261,275)        1,193,456
                                ===========       ========         =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                           Oppenheimer Variable
                                                                                          Account Funds -- Class
                                     Oppenheimer Variable Account Funds                          2 Shares
                         ---------------------------------------------------------------  ----------------------
                                                                                                     Main Street
                                       Capital      Aggressive                 Multiple     Global    Growth &
                            Bond     Appreciation     Growth     High Income  Strategies  Securities   Income
                          Fund/VA      Fund/VA       Fund/VA       Fund/VA     Fund/VA     Fund/VA     Fund/VA
                         ----------  ------------  ------------  -----------  ----------  ---------- -----------
                                                                                                Year ended
                                        Year ended December 31, 2001                        December 31, 2001
                         ---------------------------------------------------------------  ----------------------
Investment income:
 Income -- Ordinary
  dividends............. $7,066,950    2,112,821      2,642,952   14,180,461   3,496,216     14,637     19,249
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 4)..............    148,983      491,004        701,356      274,136     261,261        --         --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 4)..............    973,765    2,889,376      2,027,855    1,297,966     756,609        --         --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 4)..............    383,343    1,080,538        644,936      256,491     217,138     45,136     37,010
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 4)..............     40,896      135,312         73,716       26,207      32,130      4,734      8,736
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 4)..............        --           --             --           --          --         --         --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 4)..............        --           --             --           --          --      64,198     78,257
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 4)..............        --           --             --           --          --      16,039     35,435
                         ----------  -----------   ------------  -----------  ----------   --------   --------
Net investment income
 (expense)..............  5,519,963   (2,483,409)      (804,911)  12,325,661   2,229,078   (115,470)  (140,189)
                         ----------  -----------   ------------  -----------  ----------   --------   --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   (557,873) (11,087,954)   (50,964,900)  (8,284,890) (1,115,630)  (331,636)  (227,812)
 Unrealized appreciation
  (depreciation) on
  investments...........     16,457  (70,748,318)  (105,172,506)  (3,378,846) (5,582,683)   135,259   (433,474)
 Capital gain
  distributions.........        --    31,705,480     41,238,549          --    4,669,828    275,501        --
                         ----------  -----------   ------------  -----------  ----------   --------   --------
Net realized and
 unrealized gain (loss)
 on investments.........   (541,416) (50,130,792)  (114,898,857) (11,663,736) (2,028,485)    79,124   (661,286)
                         ----------  -----------   ------------  -----------  ----------   --------   --------
Increase (decrease) in
 net assets from
 operations............. $4,978,547  (52,614,201)  (115,703,768)     661,925     200,593    (36,346)  (801,475)
                         ==========  ===========   ============  ===========  ==========   ========   ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                               Variable Insurance Products    Variable Insurance Products Fund
                       Variable Insurance Products Fund                  Fund II                             III
                  -------------------------------------------  ----------------------------  ------------------------------------
                                                                                              Growth &       Growth
                  Equity-Income                    Overseas     Asset Manager   Contrafund     Income     Opportunities  Mid Cap
                    Portfolio    Growth Portfolio  Portfolio      Portfolio     Portfolio     Portfolio     Portfolio   Portfolio
                  -------------  ---------------- -----------  --------------- ------------  -----------  ------------- ---------
                         Year ended December 31, 2001          Year ended December 31, 2001     Year ended December 31, 2001
                  -------------------------------------------  ----------------------------  ------------------------------------
Investment
 income:
 Income --
   Ordinary
  dividends...... $ 10,751,729          457,109     4,520,673     14,387,162     3,829,792     1,773,855       298,008     --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I (note
  4).............    1,438,105        1,438,350       392,211      2,469,735       518,473        63,943        33,221     --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II (note
  4).............    5,854,544        3,917,344       460,487      1,123,116     4,148,292     1,165,069       630,361     --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III (note
  4).............    1,064,975        1,902,773       168,130        256,609     1,482,285       601,388       287,296     --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type IV (note
  4).............      117,776          170,501        49,887         34,259       184,441        86,446        32,038     --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type V (note
  4).............          --               --            364            --            --            236           102      39
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VI (note
  4).............          --               --            --             --            --            --            --      --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VII (note
  4).............          --               --            --             --            --            --            --      --
                  ------------     ------------   -----------    -----------   -----------   -----------   -----------    ----
Net investment
 income
 (expense).......    2,276,329       (6,971,859)    3,449,594     10,503,443    (2,503,699)     (143,227)     (685,010)    (39)
                  ------------     ------------   -----------    -----------   -----------   -----------   -----------    ----
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....    1,178,829      (42,421,956)  (18,275,549)    (7,621,838)  (13,723,185)   (6,226,662)   (9,104,519)   (373)
 Unrealized
  appreciation
  (depreciation)
  on
  investments....  (75,592,678)    (117,986,402)  (11,403,525)   (27,713,515)  (69,893,964)  (14,385,625)   (3,715,865)    462
 Capital gain
  distributions..   30,207,242       42,968,241     7,145,580      5,395,185    13,516,916     5,695,008           --      --
                  ------------     ------------   -----------    -----------   -----------   -----------   -----------    ----
Net realized and
 unrealized gain
 (loss) on
 investments.....  (44,206,607)    (117,440,117)  (22,533,494)   (29,940,168)  (70,100,233)  (14,917,279)  (12,820,384)     89
                  ------------     ------------   -----------    -----------   -----------   -----------   -----------    ----
Increase
 (decrease) in
 net assets from
 operations...... $(41,930,278)    (124,411,976)  (19,083,900)   (19,436,725)  (72,603,932)  (15,060,506)  (13,505,394)     50
                  ============     ============   ===========    ===========   ===========   ===========   ===========    ====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                   Variable Insurance
                               Variable Insurance Products        Products Fund II --     Variable Insurance Products
                                 Fund -- Service Class 2            Service Class 2       Fund III -- Service Class 2
                         ---------------------------------------- -------------------- ---------------------------------
                                                                                       Growth & Income
                         Equity-Income Portfolio Growth Portfolio Contrafund Portfolio    Portfolio    Mid Cap Portfolio
                         ----------------------- ---------------- -------------------- --------------- -----------------
                                                                       Year ended
                              Year ended  December 31, 2001         December 31, 2001    Year ended December 31, 2001
                         ---------------------------------------- -------------------- ---------------------------------
Investment income:
 Income -- Ordinary
  dividends.............        $  35,135                2,854            32,381            26,281               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 4)..............              --                   --                --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 4)..............              --                   --                --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 4)..............           83,725               58,032            56,738            27,415            59,105
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 4)..............            7,584               13,290            13,265             6,465             6,203
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 4)..............              --                   --                --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 4)..............           93,132              113,713            99,310            36,303           144,880
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 4)..............           43,673               36,595            45,953            28,216            33,598
                                ---------           ----------          --------          --------         ---------
Net investment income
 (expense)..............         (192,979)            (218,776)         (182,885)          (72,118)         (243,786)
                                ---------           ----------          --------          --------         ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................         (315,764)            (624,990)         (204,654)         (171,603)          (75,666)
 Unrealized appreciation
  (depreciation) on
  investments...........         (122,220)          (1,026,349)         (632,281)          (98,935)        1,182,536
 Capital gain
  distributions.........          101,121              268,325           121,429            84,378               --
                                ---------           ----------          --------          --------         ---------
Net realized and
 unrealized gain (loss)
 on investments.........         (336,863)          (1,383,014)         (715,506)         (186,160)        1,106,870
                                ---------           ----------          --------          --------         ---------
Increase (decrease) in
 net assets from
 operations.............        $(529,842)          (1,601,790)         (898,391)         (258,278)          863,084
                                =========           ==========          ========          ========         =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                     Federated Insurance
                                                                          Series--
                            Federated Insurance Series                 Service Shares       Alger American Fund
                  -------------------------------------------------- ------------------- --------------------------
                                  High
                   American      Income                International                         Small       LargeCap
                    Leaders    Bond Fund    Utility    Small Company  High Income Bond   Capitalization   Growth
                    Fund II        II       Fund II       Fund II          Fund II         Portfolio     Portfolio
                  -----------  ----------  ----------  ------------- ------------------- -------------- -----------
                                                                         Year ended              Year ended
                           Year ended December 31, 2001               December 31, 2001      December 31, 2001
                  -------------------------------------------------- ------------------- --------------------------
Investment
 income:
 Income --
   Ordinary
  dividends...... $ 1,436,630   6,110,043   1,826,389         --           128,479             54,701       787,133
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I (note
  4).............      63,599      51,942      42,710         --               --              88,242       200,956
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II (note
  4).............   1,051,143     623,722     556,938         --               --             956,123     2,776,686
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III (note
  4).............     338,797     203,951     141,040       2,902           18,614            433,110     1,526,054
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type IV (note
  4).............      47,297      26,867      15,324       7,081            3,006             61,406       209,482
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type V (note
  4).............         --          --          --          --               --                 --            --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VI (note
  4).............         --          --          --        5,563           19,608                --            --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VII (note
  4).............         --          --          --        1,712           12,546                --            --
                  -----------  ----------  ----------    --------         --------        -----------   -----------
Net investment
 income
 (expense).......     (64,206)  5,203,561   1,070,377     (17,258)          74,705         (1,484,180)   (3,926,045)
                  -----------  ----------  ----------    --------         --------        -----------   -----------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....  (1,144,469) (8,341,037) (2,745,661)      7,681          (31,976)       (61,207,246)  (42,931,677)
 Unrealized
  appreciation
  (depreciation)
  on
  investments....  (5,763,692)  3,591,100  (6,865,095)   (123,378)        (127,498)        17,664,751   (47,996,826)
 Capital gain
  distributions..     626,171         --          --          --               --                 --     42,682,659
                  -----------  ----------  ----------    --------         --------        -----------   -----------
Net realized and
 unrealized gain
 (loss) on
 investments.....  (6,281,990) (4,749,937) (9,610,756)   (115,697)        (159,474)       (43,542,495)  (48,245,844)
                  -----------  ----------  ----------    --------         --------        -----------   -----------
Increase
 (decrease) in
 net assets from
 operations...... $(6,346,196)    453,624  (8,540,379)   (132,955)         (84,769)       (45,026,675)  (52,171,889)
                  ===========  ==========  ==========    ========         ========        ===========   ===========
                      PBHG Insurance
                     Series Fund, Inc.
                  -------------------------
                  PBHG Large   PBHG Growth
                  Cap Growth       II
                   Portfolio    Portfolio
                  ------------ ------------
                        Year ended
                     December 31, 2001
                  -------------------------
Investment
 income:
 Income --
   Ordinary
  dividends......         --           --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I (note
  4).............      52,792       48,079
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II (note
  4).............     646,200      477,344
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III (note
  4).............         --           --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type IV (note
  4).............         --           --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type V (note
  4).............         --           --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VI (note
  4).............         --           --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VII (note
  4).............         --           --
                  ------------ ------------
Net investment
 income
 (expense).......    (698,992)    (525,423)
                  ------------ ------------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....  (7,080,467) (38,829,351)
 Unrealized
  appreciation
  (depreciation)
  on
  investments.... (11,211,227)  15,093,725
 Capital gain
  distributions..         --           --
                  ------------ ------------
Net realized and
 unrealized gain
 (loss) on
 investments..... (18,291,694) (23,735,626)
                  ------------ ------------
Increase
 (decrease) in
 net assets from
 operations...... (18,990,686) (24,261,049)
                  ============ ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                               Janus Aspen Series
                  -------------------------------------------------------------------------------------------------------
                   Aggressive                   Worldwide                 Flexible  International   Capital      Equity
                     Growth         Growth        Growth      Balanced     Income      Growth     Appreciation   Income
                    Portfolio     Portfolio     Portfolio     Portfolio   Portfolio   Portfolio    Portfolio    Portfolio
                  -------------  ------------  ------------  -----------  --------- ------------- ------------  ---------
                                                          Year ended December 31, 2001
                  -------------------------------------------------------------------------------------------------------
Investment
 income:
 Income --
   Ordinary
  dividends...... $         --        118,262     1,650,846    7,541,608  2,463,002      688,871    1,354,277       10
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I (note
  4).............       414,931       863,328     1,136,627      523,520     68,394      169,347      183,087      --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II (note
  4).............     2,645,062     4,819,932     6,779,519    5,162,824    770,841    1,702,482    2,466,195      --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III (note
  4).............     1,595,869     2,569,234     2,045,447    2,509,541    299,233      814,880    2,158,978      --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type IV (note
  4).............       188,258       298,125       280,315      261,638     32,639      190,392      201,905      --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type V (note
  4).............           --            --            --           --          49          434          135       22
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VI (note
  4).............           --            --            --           --         --           --           --       --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VII (note
  4).............           --            --            --           --         --           --           --       --
                  -------------  ------------  ------------  -----------  ---------  -----------  -----------     ----
Net investment
 income
 (expense).......    (4,844,120)   (8,432,357)   (8,591,062)    (915,915) 1,291,846   (2,188,664)  (3,656,023)     (12)
                  -------------  ------------  ------------  -----------  ---------  -----------  -----------     ----
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....  (128,912,280)  (54,089,115)  (42,755,845) (10,845,801) 1,049,200  (55,891,277) (39,949,820)     (58)
 Unrealized
  appreciation
  (depreciation)
  on
  investments....   (67,252,755) (131,956,939) (167,495,927) (34,904,569)   140,773   (3,142,749) (59,003,007)    (196)
 Capital gain
  distributions..           --      1,446,229     1,639,605    7,596,286  2,195,762    1,324,240    2,703,264       65
                  -------------  ------------  ------------  -----------  ---------  -----------  -----------     ----
Net realized and
 unrealized gain
 (loss) on
 investments.....  (196,165,035) (184,599,825) (208,612,167) (38,154,084) 3,385,735  (57,709,786) (96,249,563)    (189)
                  -------------  ------------  ------------  -----------  ---------  -----------  -----------     ----
Increase
 (decrease) in
 net assets from
 operations...... $(201,009,155) (193,032,182) (217,203,229) (39,069,999) 4,677,581  (59,898,450) (99,905,586)    (201)
                  =============  ============  ============  ===========  =========  ===========  ===========     ====
                    High
                    Yield
                  Portfolio
                  ---------
Investment
 income:
 Income --
   Ordinary
  dividends......    --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I (note
  4).............    --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II (note
  4).............    --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III (note
  4).............    --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type IV (note
  4).............    --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type V (note
  4).............      5
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VI (note
  4).............    --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VII (note
  4).............    --
                  ---------
Net investment
 income
 (expense).......     (5)
                  ---------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....    (38)
 Unrealized
  appreciation
  (depreciation)
  on
  investments....     56
 Capital gain
  distributions..    --
                  ---------
Net realized and
 unrealized gain
 (loss) on
 investments.....     18
                  ---------
Increase
 (decrease) in
 net assets from
 operations......     13
                  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                         Janus Aspen Series -- Service Shares
                  ----------------------------------------------------------------------------------------------------------
                  Global Life    Global                                         Capital
                   Sciences    Technology      Aggressive                     Appreciation    Worldwide      International
                   Portfolio    Portfolio   Growth Portfolio Growth Portfolio  Portfolio   Growth Portfolio Growth Portfolio
                  -----------  -----------  ---------------- ---------------- ------------ ---------------- ----------------
                                                             Year ended December 31, 2001
                  ----------------------------------------------------------------------------------------------------------
Investment
 income:
 Income --
   Ordinary
  dividends...... $       --           --             --               --          35,742         17,277          26,025
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  I (note 4).....      21,551       10,882            --               --             --             --              --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  II (note 4)....     135,601      116,677            --               --             --             --              --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  III (note 4)...     158,173      139,060         23,344           43,969         28,988         38,626          26,320
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  IV (note 4)....      17,629       20,416          2,513            7,606          5,535          6,897          13,965
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  V (note 4).....         --           --             --               --             --             --              --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  VI (note 4)....      41,668       48,317         92,118          137,544        126,277        142,035          62,588
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  VII (note 4)...       9,361        8,196         17,354           33,539         29,220         38,546          19,019
                  -----------  -----------     ----------       ----------     ----------     ----------        --------
Net investment
 income
 (expense).......    (383,983)    (343,548)      (135,329)        (222,658)      (154,278)      (208,827)        (95,867)
                  -----------  -----------     ----------       ----------     ----------     ----------        --------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....  (4,117,954) (10,473,844)    (1,568,985)      (1,313,020)      (848,263)      (603,314)       (322,660)
 Unrealized
  appreciation
  (depreciation)
  on
  investments....  (2,286,189)  (2,173,041)    (2,037,458)      (2,594,017)    (1,843,183)    (2,275,379)       (424,899)
 Capital gain
  distributions..         --       152,466            --            30,785         86,152         29,300          41,249
                  -----------  -----------     ----------       ----------     ----------     ----------        --------
Net realized and
 unrealized gain
 (loss) on
 investments.....  (6,404,143) (12,494,419)    (3,606,443)      (3,876,252)    (2,605,294)    (2,849,393)       (706,310)
                  -----------  -----------     ----------       ----------     ----------     ----------        --------
Increase
 (decrease) in
 net assets from
 operations...... $(6,788,126) (12,837,967)    (3,741,772)      (4,098,910)    (2,759,572)    (3,058,220)       (802,177)
                  ===========  ===========     ==========       ==========     ==========     ==========        ========
                  Balanced
                  Portfolio
                  ----------
Investment
 income:
 Income --
   Ordinary
  dividends......  434,420
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  I (note 4).....      --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  II (note 4)....      --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  III (note 4)...  102,671
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  IV (note 4)....   16,289
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  V (note 4).....      --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  VI (note 4)....  196,631
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  VII (note 4)...   85,194
                  ----------
Net investment
 income
 (expense).......   33,635
                  ----------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss).... (327,259)
 Unrealized
  appreciation
  (depreciation)
  on
  investments.... (819,787)
 Capital gain
  distributions..  203,512
                  ----------
Net realized and
 unrealized gain
 (loss) on
 investments..... (943,534)
                  ----------
Increase
 (decrease) in
 net assets from
 operations...... (909,899)
                  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                         Goldman Sachs Variable      Salomon Brothers Variable
                            Insurance Trust               Series Funds Inc.
                         -----------------------  ---------------------------------
                         Growth and    Mid Cap    Strategic Investors      Total
                         Income Fund  Value Fund  Bond Fund    Fund     Return Fund
                         -----------  ----------  --------- ----------  -----------
                               Year ended                    Year ended
                           December 31, 2001             December 31, 2001
                         -----------------------  ---------------------------------
Investment income:
 Income -- Ordinary
  dividends............. $    85,977   1,286,744  1,107,594    501,320    326,216
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 4)..............       6,450      68,856      8,184     41,641      3,519
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 4)..............     118,953     685,114    141,395    319,935     73,617
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 4)..............     107,114     904,296    146,007    490,653     98,127
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 4)..............      21,366      72,013     21,370     37,379      8,360
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 4)..............         --          --         --         --         --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 4)..............         --          --         --         --         --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 4)..............         --          --         --         --         --
                         -----------  ----------  --------- ----------   --------
Net investment income
 (expense)..............    (167,906)   (443,535)   790,638   (388,288)   142,593
                         -----------  ----------  --------- ----------   --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    (668,820)  4,328,423    179,257 (2,465,542)   (36,171)
 Unrealized appreciation
  (depreciation) on
  investments...........  (1,110,839)   (883,608)    14,477 (2,069,678)  (308,694)
 Capital gain
  distributions.........         --    6,646,154        --     770,641        --
                         -----------  ----------  --------- ----------   --------
Net realized and
 unrealized gain (loss)
 on investments.........  (1,779,659) 10,090,969    193,734 (3,764,579)  (344,865)
                         -----------  ----------  --------- ----------   --------
Increase (decrease) in
 net assets from
 operations............. $(1,947,565)  9,647,434    984,372 (4,152,867)  (202,272)
                         ===========  ==========  ========= ==========   ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                       AIM Variable Insurance Funds
                  ----------------------------------------------------------------------------------------------------------
                    AIM V.I.     AIM V.I.   AIM V.I.                           AIM V.I.   AIM V.I.   AIM V.I.     AIM V.I.
                    Capital     Aggressive    New      AIM V.I.                 Capital   Growth &    Global     Government
                  Appreciation    Growth   Technology   Growth     AIM V.I.   Development  Income   Utilities    Securities
                      Fund         Fund       Fund       Fund     Value Fund     Fund       Fund       Fund         Fund
                  ------------  ---------- ---------- ----------  ----------  ----------- -------- ------------ ------------
                                                                                                   Period from  Period from
                                                                                                    January 4,   March 19,
                                                                                                     2001 to      2001 to
                                                                                                   December 31, December 31,
                                          Year ended December 31, 2001                                 2001         2001
                  -------------------------------------------------------------------------------- ------------ ------------
Investment
 income:
 Income --
   Ordinary
  dividends...... $       --        --        1,155       18,118      43,067      --         --           15        264
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I (note
  4).............         --        --          --           --          --       --         --          --         --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II (note
  4).............         --        --          --           --          --       --         --          --         --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III (note
  4).............      23,158       --          --        11,080      70,457      --         --          --         --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type IV (note
  4).............       4,959       --          --         1,268       9,053      --         --          --         --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type V (note
  4).............         105        27         105          --          --        15         13          18         38
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VI (note
  4).............      64,788       --          --        44,316     140,841      --         --          --         --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VII (note
  4).............      28,941       --          --        20,720      56,487      --         --          --         --
                  -----------      ----     -------   ----------  ----------     ----       ----      ------        ---
Net investment
 income
 (expense).......    (121,951)      (27)      1,050      (59,266)   (233,771)     (15)       (13)         (3)       226
                  -----------      ----     -------   ----------  ----------     ----       ----      ------        ---
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....  (1,143,306)     (420)       (777)    (534,407)   (596,280)    (124)      (375)     (1,843)       --
 Unrealized
  appreciation
  (depreciation)
  on
  investments....  (1,045,492)      566     (25,931)  (1,004,200) (1,850,658)      25          5         586         49
 Capital gain
  distributions..   1,247,366       --       28,977          --      653,741      --         --           98        --
                  -----------      ----     -------   ----------  ----------     ----       ----      ------        ---
Net realized and
 unrealized gain
 (loss) on
 investments.....    (941,432)      146       2,269   (1,538,607) (1,793,197)     (99)      (370)     (1,159)        49
                  -----------      ----     -------   ----------  ----------     ----       ----      ------        ---
Increase
 (decrease) in
 net assets from
 operations...... $(1,063,383)      119       3,319   (1,597,873) (2,026,968)    (114)      (383)     (1,162)       275
                  ===========      ====     =======   ==========  ==========     ====       ====      ======        ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                      MFS Variable Insurance Trust                                Dreyfus
                         -------------------------------------------------------  ----------------------------------------
                         MFS Investors     MFS                                    Dreyfus Investment  The Dreyfus Socially
                         Growth Stock   Investors       MFS New      MFS Utility  Portfolios-Emerging  Responsible Growth
                            Series     Trust Series Discovery Series   Series      Markets Portfolio       Fund, Inc.
                         ------------- ------------ ---------------- -----------  ------------------- --------------------
                                      Year ended December 31, 2001                      Year ended December 31, 2001
                         -------------------------------------------------------  ----------------------------------------
Investment income:
 Income -- Ordinary
  dividends.............  $     4,506       9,389            --         125,583          16,242                 3,821
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 4)..............          --          --             --             --              --                    --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 4)..............          --          --             --             --              --                    --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 4)..............       24,944      21,494         23,861         28,521           3,181                 2,688
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 4)..............        3,461       2,183          2,349          3,114           1,520                 1,008
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 4)..............          --          --             --             --              --                    --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 4)..............       89,774      36,401         41,131         59,698           6,497                61,582
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 4)..............       22,864      14,420         11,508         24,491           1,237                 8,919
                          -----------    --------       --------     ----------         -------            ----------
Net investment income
 (expense)..............     (136,537)    (65,109)       (78,849)         9,759           3,807               (70,376)
                          -----------    --------       --------     ----------         -------            ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................     (412,945)    (97,333)      (137,496)      (353,704)          1,498              (142,691)
 Unrealized appreciation
  (depreciation) on
  investments...........   (1,370,533)   (390,183)       355,566     (2,386,030)        102,039            (1,061,003)
 Capital gain
  distributions.........       54,391      51,546         83,336        330,862             --                    --
                          -----------    --------       --------     ----------         -------            ----------
Net realized and
 unrealized gain (loss)
 on investments.........   (1,729,087)   (435,970)       301,406     (2,408,872)        103,537            (1,203,694)
                          -----------    --------       --------     ----------         -------            ----------
Increase (decrease) in
 net assets from
 operations.............  $(1,865,624)   (501,079)       222,557     (2,399,113)        107,344            (1,274,070)
                          ===========    ========       ========     ==========         =======            ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                           Alliance Variable Products
                           PIMCO Variable Insurance Trust           Rydex Variable Trust        Series Fund, Inc.
                  ------------------------------------------------- -------------------- --------------------------------
                   Foreign     Long-Term    High Yield Total Return                      Growth and  Premier
                    Bond    U.S. Government    Bond        Bond                            Income     Growth     Quasar
                  Portfolio Bond Portfolio  Portfolio   Portfolio         OTC Fund       Portfolio  Portfolio   Portfolio
                  --------- --------------- ---------- ------------ -------------------- ---------- ----------  ---------
                                                                    Year ended December            Year ended
                            Year ended December 31, 2001                  31, 2001              December 31, 2001
                  ------------------------------------------------- -------------------- --------------------------------
Investment
 income:
 Income --
   Ordinary
  dividends......  $37,238      448,027       379,370     865,020               --         100,077         --        --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I (note
  4).............      --           --            --          --                --             --          --        --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II (note
  4).............      --           --            --          --                --             --          --        --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III (note
  4).............    8,596       46,084        28,492      91,591             9,998        130,225      48,779     8,340
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type IV (note
  4).............      433        7,764         2,528      30,811             1,144         20,066       5,004     2,111
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type V (note
  4).............      --           --            --          --                --             --          --        --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VI (note
  4).............    4,577       66,615        30,871     124,561            43,702        178,617     132,823    20,057
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VII (note
  4).............    1,171       32,270        14,671      64,896            12,106         68,317      58,210     4,943
                   -------     --------      --------   ---------        ----------       --------  ----------  --------
Net investment
 income
 (expense).......   22,461      295,294       302,808     553,161           (66,950)      (297,148)   (244,816)  (35,451)
                   -------     --------      --------   ---------        ----------       --------  ----------  --------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....    3,393       37,851       (52,876)    125,115          (617,106)      (575,527)   (905,062) (267,565)
 Unrealized
  appreciation
  (depreciation)
  on
  investments....    9,015     (901,801)     (155,323)   (521,229)         (896,601)      (817,306) (2,097,646)   23,695
 Capital gain
  distributions..      --       749,489           --      846,727               --         775,214     809,253   117,347
                   -------     --------      --------   ---------        ----------       --------  ----------  --------
Net realized and
 unrealized gain
 (loss) on
 investments.....   12,408     (114,461)     (208,199)    450,613        (1,513,707)      (617,619) (2,193,455) (126,523)
                   -------     --------      --------   ---------        ----------       --------  ----------  --------
Increase
 (decrease) in
 net assets from
 operations......  $34,869      180,833        94,609   1,003,774        (1,580,657)      (914,767) (2,438,271) (161,974)
                   =======     ========      ========   =========        ==========       ========  ==========  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                       Prudential Series Fund, Inc.
                         ---------------------------------------------------------
                           SP Prudential      SP Jennison         Prudential
                           U.S. Emerging     International         Jennison
                         Growth Portfolio  Growth Portfolio        Portfolio
                         ----------------- ----------------- ---------------------
                            Period from       Period from         Period from
                          July 9, 2001 to  August 6, 2001 to September 17, 2001 to
                         December 31, 2001 December 31, 2001   December 31, 2001
                         ----------------- ----------------- ---------------------
Investment income:
 Income -- Ordinary
  dividends.............      $   --              --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 4)..............          --              --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 4)..............          --              --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 4)..............          477              66                  151
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 4)..............          --              --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 4)..............          --              --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 4)..............          --              --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 4)..............          --              --                   --
                              -------            ----                -----
Net investment income
 (expense)..............         (477)            (66)                (151)
                              -------            ----                -----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................          (55)            (41)                  13
 Unrealized appreciation
  (depreciation) on
  investments...........       (2,492)           (856)               5,488
 Capital gain
  distributions.........          --              --                   --
                              -------            ----                -----
Net realized and
 unrealized gain (loss)
 on investments.........       (2,547)           (897)               5,501
                              -------            ----                -----
Increase (decrease) in
 net assets from
 operations.............      $(3,024)           (963)               5,350
                              =======            ====                =====

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Changes in Net Assets

                                     S&P 500                      Money
                                   Index Fund                  Market Fund
                            --------------------------  --------------------------
                                   Year ended                  Year ended
                                  December 31,                December 31,
                            --------------------------  --------------------------
                                2001          2000          2001          2000
                            ------------  ------------  ------------  ------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......          $ (2,805,255)   (3,727,490)   13,848,766    19,722,676
 Net realized gain
  (loss)..........           (27,829,368)   19,970,209           --            --
 Unrealized
  appreciation
  (depreciation)
  on investments..           (74,140,998) (107,689,426)          --            --
 Capital gain
  distributions...             7,656,129    13,424,428           --            --
                            ------------  ------------  ------------  ------------
  Increase
   (decrease) in
   net
   assets from operations..  (97,119,492)  (78,022,279)   13,848,766    19,722,676
                            ------------  ------------  ------------  ------------
From capital
 transactions:
 Net premiums.....            53,679,836   127,498,768   227,354,709   516,269,471
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...            (7,007,692)   (4,472,501)   (6,219,119)   (4,485,872)
 Surrenders.......           (48,078,623)  (43,051,516) (194,807,725) (119,630,886)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............              (644,024)     (541,072)     (517,702)     (329,548)
 Transfer gain
  (loss) and
  transfer fees...              (293,198)   (1,375,102)     (431,559)   (6,376,318)
 Capital
  Contribution....                   --            --            --            --
 Transfers (to)
  from the
  Guarantee
  Account.........            38,496,549    77,494,301    23,010,841    32,507,913
 Interfund
  transfers.......           (13,907,382)  (10,791,405)  141,804,870  (411,698,590)
                            ------------  ------------  ------------  ------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...            22,245,466   144,761,473   190,194,315     6,256,170
                            ------------  ------------  ------------  ------------
Increase
 (decrease) in net
 assets...........           (74,874,026)   66,739,194   204,043,081    25,978,846
Net assets at
 beginning of
 year.............           690,711,476   623,972,282   470,420,998   444,442,152
                            ------------  ------------  ------------  ------------
Net assets at end
 of period........          $615,837,450   690,711,476   674,464,079   470,420,998
                            ============  ============  ============  ============
                             GE Investments Funds, Inc.
                            ------------------------------------------------------------------------------------------------
                                     Total                International             Real Estate              Global
                                  Return Fund              Equity Fund            Securities Fund          Income Fund
                            ------------------------- ------------------------ ----------------------- ---------------------
                                  Year ended                Year ended              Year ended             Year ended
                                 December 31,              December 31,            December 31,           December 31,
                            ------------------------- ------------------------ ----------------------- ---------------------
                               2001         2000         2001        2000         2001        2000       2001       2000
                            ------------ ------------ ----------- ------------ ----------- ----------- ---------- ----------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......            1,451,317    1,681,290      14,144      (65,843)  2,211,460   2,793,738    (48,245)    47,423
 Net realized gain
  (loss)..........           (1,039,644)   1,764,433  (8,717,479)   1,378,982   2,302,067      62,643   (205,182)     2,808
 Unrealized
  appreciation
  (depreciation)
  on investments..           (7,262,090)  (4,412,545)    575,436  (13,842,761)  1,789,059  10,710,276     62,272     11,564
 Capital gain
  distributions...            1,559,446    4,900,944     148,510    7,179,272     843,132     297,755        --       5,993
                            ------------ ------------ ----------- ------------ ----------- ----------- ---------- ----------
  Increase
   (decrease) in
   net
   assets from operations..  (5,290,971)   3,934,122  (7,979,389)  (5,350,350)  7,145,718  13,864,412   (191,155)    67,788
                            ------------ ------------ ----------- ------------ ----------- ----------- ---------- ----------
From capital
 transactions:
 Net premiums.....            5,910,782   16,786,233   1,670,370    5,764,524   2,426,706   3,297,363     40,407    126,539
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...           (1,078,099)  (1,261,400)   (125,879)    (102,828)   (400,477)   (129,669)   (47,506)       --
 Surrenders.......          (11,790,492)  (8,222,688) (1,947,111)  (1,473,052) (4,157,768) (2,468,128)  (277,236)  (462,743)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............             (125,521)    (106,096)    (21,079)     (17,303)    (49,840)    (24,954)   (2,818)     (2,736)
 Transfer gain
  (loss) and
  transfer fees...              (43,462)    (147,987)     56,472     (128,946)      4,713      (1,836)      (159)  (194,245)
 Capital
  Contribution....                  --           --          --       (17,803)        --   (1,916,444)       --         --
 Transfers (to)
  from the
  Guarantee
  Account.........            3,570,776    9,007,289     822,919    1,626,671     895,187   1,559,033    276,439    403,611
 Interfund
  transfers.......           10,959,313      529,778    (179,436)     637,892   9,730,137  14,572,417     62,731   (262,258)
                            ------------ ------------ ----------- ------------ ----------- ----------- ---------- ----------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...            7,403,297   16,585,129     276,256    6,289,155   8,448,658  14,891,454     51,858   (391,832)
                            ------------ ------------ ----------- ------------ ----------- ----------- ---------- ----------
Increase
 (decrease) in net
 assets...........            2,112,326   20,519,251  (7,703,133)     938,805  15,594,376  28,755,866   (139,297)  (324,044)
Net assets at
 beginning of
 year.............          123,557,997  103,038,746  40,402,870   39,464,065  69,456,939  40,701,073  8,676,064  9,000,108
                            ------------ ------------ ----------- ------------ ----------- ----------- ---------- ----------
Net assets at end
 of period........          125,670,323  123,557,997  32,699,737   40,402,870  85,051,315  69,456,939  8,536,767  8,676,064
                            ============ ============ =========== ============ =========== =========== ========== ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                        GE Investment Funds, Inc. (continued)
                    --------------------------------------------------------------------------------------------------
                         Mid-Cap Value                                                         Premier Growth Equity
                          Equity Fund               Income Fund          U.S. Equity Fund              Fund
                    -------------------------  ----------------------  ----------------------  ----------------------
                           Year ended               Year ended              Year ended              Year ended
                          December 31,             December 31,            December 31,            December 31,
                    -------------------------  ----------------------  ----------------------  ----------------------
                        2001         2000         2001        2000        2001        2000        2001        2000
                    ------------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $   (706,339)    (190,364)  3,278,951   2,656,176    (534,255)   (337,308) (1,026,265)   (716,083)
 Net realized gain
  (loss)..........     1,204,737    1,651,495   1,135,392    (294,093) (3,036,955)    108,193  (5,199,369)    371,048
 Unrealized
  appreciation
  (depreciation)
  on investments..    (7,202,105)   2,214,711    (606,614)  2,124,354  (4,418,280) (4,004,706) (4,192,867) (7,604,056)
 Capital gain
  distributions...     5,748,762    3,455,693         --          --      309,317   3,130,459   2,401,767   3,960,555
                    ------------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
  Increase
   (decrease) in
   net assets from
   operations.....      (954,945)   7,131,535   3,807,729   4,486,437  (7,680,173) (1,103,362) (8,016,734) (3,988,536)
                    ------------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions:
 Net premiums.....    24,612,394   15,459,789   2,606,095   6,124,136  12,218,130  19,718,034  14,264,418  28,726,468
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...      (654,443)    (395,169)   (867,978)   (372,883)   (682,275)   (801,770)   (455,231)   (584,762)
 Surrenders.......    (8,675,913)  (6,032,126) (8,615,763) (5,195,117) (3,425,533) (2,230,307) (3,977,140) (2,359,784)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............      (106,400)     (57,184)    (78,405)    (47,847)    (65,664)    (35,435)    (53,347)    (23,454)
 Transfer gain
  (loss) and
  transfer fees...       (17,475)     (51,581)    (12,779)    (65,188)     (4,871)   (102,008)    (32,624)   (210,527)
 Capital
  Contribution....       (60,748)         --          --          --          --          --          --          --
 Transfers (to)
  from the
  Guarantee
  Account.........     9,259,849    8,049,992   2,050,352   3,780,622   6,552,859   8,019,690   5,459,372   8,688,279
 Interfund
  transfers.......    37,715,483    2,965,830  35,394,056   3,049,984  10,432,286   5,570,334   7,717,900   9,710,050
                    ------------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...    62,011,999   19,939,551  30,475,578   7,273,707  25,024,932  30,138,538  22,923,348  43,946,270
                    ------------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase
 (decrease) in net
 assets...........    61,117,802   27,071,086  34,283,307  11,760,144  17,344,759  29,035,176  14,906,614  39,957,734
Net assets at
 beginning of
 year.............   101,375,498   74,304,412  56,610,178  44,850,034  68,103,779  39,068,603  67,268,930  27,311,196
                    ------------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end
 of period........  $162,493,300  101,375,498  90,893,485  56,610,178  85,448,538  68,103,779  82,175,544  67,268,930
                    ============  ===========  ==========  ==========  ==========  ==========  ==========  ==========
                          Value Equity             Small-Cap Value
                              Fund                   Equity Fund
                    ------------------------- -------------------------
                                 Period from               Period from
                                 September 7,               July 25,
                     Year ended    2000 to     Year ended    2000 to
                    December 31, December 31, December 31, December 31,
                        2001         2000         2001         2000
                    ------------ ------------ ------------ ------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......     (12,214)        382        (41,852)       211
 Net realized gain
  (loss)..........    (139,351)     (1,303)       (20,031)       661
 Unrealized
  appreciation
  (depreciation)
  on investments..    (109,710)      2,845        707,039     20,760
 Capital gain
  distributions...         --          --         548,300        --
                    ------------ ------------ ------------ ------------
  Increase
   (decrease) in
   net assets from
   operations.....    (261,275)      1,924      1,193,456     21,632
                    ------------ ------------ ------------ ------------
From capital
 transactions:
 Net premiums.....   6,800,445     180,257     10,214,695    208,441
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...     (16,286)        --         (47,355)       --
 Surrenders.......    (118,765)       (156)      (166,929)    (2,062)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............        (162)        --            (352)       --
 Transfer gain
  (loss) and
  transfer fees...      (6,310)       (310)        (4,031)       (95)
 Capital
  Contribution....         --          --             --         --
 Transfers (to)
  from the
  Guarantee
  Account.........   2,311,238      19,556      3,659,508     11,167
 Interfund
  transfers.......      28,330         --       5,102,428        --
                    ------------ ------------ ------------ ------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   8,998,490     199,347     18,757,964    217,451
                    ------------ ------------ ------------ ------------
Increase
 (decrease) in net
 assets...........   8,737,215     201,271     19,951,420    239,083
Net assets at
 beginning of
 year.............     201,271         --         239,083        --
                    ------------ ------------ ------------ ------------
Net assets at end
 of period........   8,938,486     201,271     20,190,503    239,083
                    ============ ============ ============ ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                               Oppenheimer Variable Account Funds
                    ---------------------------------------------------------------------------------------------------------
                                               Capital Appreciation
                         Bond Fund/VA                 Fund/VA           Aggressive Growth Fund/VA     High Income Fund/VA
                    ------------------------  ------------------------  --------------------------  ------------------------
                          Year ended                Year ended                 Year ended                 Year ended
                         December 31,              December 31,               December 31,               December 31,
                    ------------------------  ------------------------  --------------------------  ------------------------
                        2001         2000        2001         2000          2001          2000         2001         2000
                    ------------  ----------  -----------  -----------  ------------  ------------  -----------  -----------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $  5,519,963   5,002,237   (2,483,409)  (4,213,202)     (804,911)   (6,045,898)  12,325,661   13,660,678
 Net realized gain
  (loss)..........      (557,873) (1,426,644) (11,087,954)  19,535,882   (50,964,900)   55,535,692   (8,284,890)  (5,751,459)
 Unrealized
  appreciation
  (depreciation)
  on investments..        16,457     116,272  (70,748,318) (46,098,627) (105,172,506) (134,489,391)  (3,378,846) (15,280,576)
 Capital gain
  distributions...           --          --    31,705,480   20,108,476    41,238,549    15,829,517          --           --
                    ------------  ----------  -----------  -----------  ------------  ------------  -----------  -----------
  Increase
   (decrease) in
   net assets from
   operations.....     4,978,547   3,691,865  (52,614,201) (10,667,471) (115,703,768)  (69,170,080)     661,925   (7,371,357)
                    ------------  ----------  -----------  -----------  ------------  ------------  -----------  -----------
From capital
 transactions:
 Net premiums.....     3,943,874   9,691,839   16,716,609   59,748,019     9,142,218    69,621,179    2,824,717    9,101,537
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...    (1,508,046)   (864,694)  (2,273,259)  (2,553,573)   (1,641,962)   (1,741,348)  (2,537,212)  (1,007,129)
 Surrenders.......   (11,634,260) (9,068,522) (29,096,438) (29,810,167)  (28,585,470)  (54,966,024) (16,756,411) (25,029,783)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........      (102,505)    (70,666)    (334,224)    (281,927)     (302,570)     (462,687)    (147,431)    (146,355)
 Transfer gain
  (loss) and
  transfer fees...       (28,073)    (79,986)     154,986     (879,392)      420,952    (1,826,710)     (16,902)      45,502
 Transfers (to)
  from the
  Guarantee
  Account.........     3,030,693   7,069,979    7,044,523   20,075,192     5,179,574    13,411,217    2,174,630    6,762,395
 Interfund
  transfers.......    44,650,920  (2,002,496)   7,550,652   37,734,556   (38,875,634)   52,786,754      741,249  (15,160,553)
                    ------------  ----------  -----------  -----------  ------------  ------------  -----------  -----------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...    38,352,603   4,675,454     (237,151)  84,032,708   (54,662,892)   76,822,381  (13,717,360) (25,434,386)
                    ------------  ----------  -----------  -----------  ------------  ------------  -----------  -----------
Increase
 (decrease) in net
 assets...........    43,331,150   8,367,319  (52,851,352)  73,365,237  (170,366,660)    7,652,301  (13,055,435) (32,805,743)
Net assets at
 beginning of
 year.............    84,833,841  76,466,522  355,034,920  281,669,683   365,985,414   358,333,113  134,672,430  167,478,173
                    ------------  ----------  -----------  -----------  ------------  ------------  -----------  -----------
Net assets at end
 of period........  $128,164,991  84,833,841  302,183,568  355,034,920   195,618,754   365,985,414  121,616,995  134,672,430
                    ============  ==========  ===========  ===========  ============  ============  ===========  ===========
                      Multiple Strategies
                            Fund/VA
                    -------------------------
                          Year ended
                         December 31,
                    -------------------------
                       2001         2000
                    ------------ ------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......    2,229,078    2,617,992
 Net realized gain
  (loss)..........   (1,115,630)   1,642,307
 Unrealized
  appreciation
  (depreciation)
  on investments..   (5,582,683)  (5,637,908)
 Capital gain
  distributions...    4,669,828    5,372,892
                    ------------ ------------
  Increase
   (decrease) in
   net assets from
   operations.....      200,593    3,995,283
                    ------------ ------------
From capital
 transactions:
 Net premiums.....    2,804,619    8,798,942
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...     (694,590)    (704,181)
 Surrenders.......  (11,457,548) (10,038,159)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........     (108,360)     (99,381)
 Transfer gain
  (loss) and
  transfer fees...       47,790        2,261
 Transfers (to)
  from the
  Guarantee
  Account.........    2,022,880    3,123,650
 Interfund
  transfers.......   13,595,628   (1,616,513)
                    ------------ ------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...    6,114,839     (533,381)
                    ------------ ------------
Increase
 (decrease) in net
 assets...........    6,315,432    3,461,902
Net assets at
 beginning of
 year.............   84,299,196   80,837,294
                    ------------ ------------
Net assets at end
 of period........   90,614,628   84,299,196
                    ============ ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                             Oppenheimer Variable Account Funds -- Class 2 Shares
                          ------------------------------------------------------------
                                                             Main Street Growth &
                            Global Securities Fund/VA           Income Fund/VA
                          ------------------------------ -----------------------------
                                          Period from                   Period from
                           Year ended   July 14, 2000 to  Year ended  July 14, 2000 to
                          December 31,    December 31,   December 31,   December 31,
                              2001            2000           2001           2000
                          ------------  ---------------- ------------ ----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (115,470)       (2,379)        (140,189)       (3,937)
 Net realized gain
  (loss)................     (331,636)       (5,305)        (227,812)      (23,388)
 Unrealized appreciation
  (depreciation) on
  investments...........      135,259         1,512         (433,474)      (57,461)
 Capital gain
  distributions.........      275,501           --               --            --
                          -----------       -------       ----------     ---------
  Increase (decrease) in
   net assets from
   operations...........      (36,346)       (6,172)        (801,475)      (84,786)
                          -----------       -------       ----------     ---------
From capital
 transactions:
 Net premiums...........   12,621,837       900,489       12,067,940     1,367,356
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........      (24,193)          --           (80,339)          --
 Surrenders.............     (256,596)       (5,167)        (358,506)       (6,856)
 Cost of insurance and
  administrative expense
  (note 4)..............         (651)          --              (941)          --
 Transfer gain (loss)
  and transfer fees.....        2,171            90           (8,947)      177,875
 Transfers (to) from the
  Guarantee Account.....    5,776,773        58,479        7,740,856       319,676
 Interfund transfers....      890,248        33,498          786,289       (76,789)
                          -----------       -------       ----------     ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........   19,009,589       987,389       20,146,352     1,781,262
                          -----------       -------       ----------     ---------
Increase (decrease) in
 net assets.............   18,973,243       981,217       19,344,877     1,696,476
Net assets at beginning
 of year................      981,217           --         1,696,476           --
                          -----------       -------       ----------     ---------
Net assets at end of
 period.................  $19,954,460       981,217       21,041,353     1,696,476
                          ===========       =======       ==========     =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                         Variable Insurance Products Fund
                    -------------------------------------------------------------------------------
                    Equity-Income Portfolio        Growth Portfolio          Overseas Portfolio
                    -------------------------  --------------------------  ------------------------
                           Year ended                 Year ended                 Year ended
                          December 31,               December 31,               December 31,
                    -------------------------  --------------------------  ------------------------
                        2001         2000          2001          2000         2001         2000
                    ------------  -----------  ------------  ------------  -----------  -----------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $  2,276,329    2,824,466    (6,971,859)   (8,976,031)   3,449,594      241,403
 Net realized gain
  (loss)..........     1,178,829   13,511,052   (42,421,956)   43,916,327  (18,275,549)  (2,901,355)
 Unrealized
  appreciation
  (depreciation)
  on investments..   (75,592,678) (18,523,201) (117,986,402) (203,701,580) (11,403,525) (31,389,426)
 Capital gain
  distributions...    30,207,242   42,686,468    42,968,241    74,486,477    7,145,580   11,390,996
                    ------------  -----------  ------------  ------------  -----------  -----------
  Increase
   (decrease) in
   net assets from
   operations.....   (41,930,278)  40,498,785  (124,411,976)  (94,274,807) (19,083,900) (22,658,382)
                    ------------  -----------  ------------  ------------  -----------  -----------
From capital
 transactions:
 Net premiums.....    13,482,354   29,044,681    15,442,813   116,182,870    3,258,924   11,672,112
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...    (5,351,252)  (4,817,747)   (4,540,521)   (4,586,633)    (358,341)    (688,405)
 Surrenders.......   (75,266,482) (77,427,473)  (58,135,804)  (89,018,584) (11,801,792) (19,877,774)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............      (663,726)    (660,416)     (678,066)     (775,185)    (115,760)    (171,370)
 Transfer gain
  (loss) and
  transfer fees...        15,429     (115,750)      141,103    (1,080,619)     175,065   (1,382,526)
 Transfers (to)
  from the
  Guarantee
  Account.........     5,636,571   19,866,829    11,551,305    36,567,616      970,603    3,280,561
 Interfund
  transfers.......    32,329,189  (43,608,725)  (40,706,964)   28,709,583   (7,775,715)  (1,908,338)
                    ------------  -----------  ------------  ------------  -----------  -----------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   (29,817,917) (77,718,601)  (76,926,134)   85,999,048  (15,647,016)  (9,075,740)
                    ------------  -----------  ------------  ------------  -----------  -----------
Increase
 (decrease) in net
 assets...........   (71,748,195) (37,219,816) (201,338,110)   (8,275,759) (34,730,916) (31,734,122)
Net assets at
 beginning of
 year.............   653,526,987  690,746,803   664,860,747   673,136,506   97,871,266  129,605,388
                    ------------  -----------  ------------  ------------  -----------  -----------
Net assets at end
 of period........  $581,778,792  653,526,987   463,522,637   664,860,747   63,140,350   97,871,266
                    ============  ===========  ============  ============  ===========  ===========
                           Variable Insurance Products Fund II
                    ------------------------------------------------------
                    Asset Manager Portfolio      Contrafund Portfolio
                    -------------------------- ---------------------------
                           Year ended                 Year ended
                          December 31,               December 31,
                    -------------------------- ---------------------------
                       2001          2000          2001          2000
                    ------------ ------------- ------------- -------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......   10,503,443     9,715,278    (2,503,699)   (5,711,237)
 Net realized gain
  (loss)..........   (7,621,838)    9,628,050   (13,723,185)   18,832,496
 Unrealized
  appreciation
  (depreciation)
  on investments..  (27,713,515)  (75,223,151)  (69,893,964) (124,566,797)
 Capital gain
  distributions...    5,395,185    34,925,087    13,516,916    66,140,474
                    ------------ ------------- ------------- -------------
  Increase
   (decrease) in
   net assets from
   operations.....  (19,436,725)  (20,954,736)  (72,603,932)  (45,305,064)
                    ------------ ------------- ------------- -------------
From capital
 transactions:
 Net premiums.....    2,747,180    13,436,965     8,964,960    80,497,330
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...   (2,199,971)   (3,112,604)   (3,332,230)   (2,330,087)
 Surrenders.......  (60,060,644)  (86,541,341)  (38,653,688)  (47,628,051)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............     (660,441)     (889,216)     (460,392)     (445,079)
 Transfer gain
  (loss) and
  transfer fees...        6,302       (27,248)      187,230    (8,762,534)
 Transfers (to)
  from the
  Guarantee
  Account.........      891,816     7,050,447     7,774,752    33,041,730
 Interfund
  transfers.......   (8,725,157)  (20,530,181)  (33,044,396)    5,787,334
                    ------------ ------------- ------------- -------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...  (68,000,915)  (90,613,178)  (58,563,764)   60,160,643
                    ------------ ------------- ------------- -------------
Increase
 (decrease) in net
 assets...........  (87,437,640) (111,567,914) (131,167,696)   14,855,579
Net assets at
 beginning of
 year.............  364,898,368   476,466,282   536,388,646   521,533,067
                    ------------ ------------- ------------- -------------
Net assets at end
 of period........  277,460,728   364,898,368   405,220,950   536,388,646
                    ============ ============= ============= =============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                Variable Insurance Products Fund III
                          ------------------------------------------------------------------------------------
                              Growth & Income         Growth Opportunities
                                 Portfolio                  Portfolio                 Mid Cap Portfolio
                          -------------------------  ------------------------  -------------------------------
                                                                                               Period from
                          Year ended December 31,    Year ended December 31,    Year ended  September 21, 2000
                          -------------------------  ------------------------  December 31,  to December 31,
                              2001         2000         2001         2000          2001            2000
                          ------------  -----------  -----------  -----------  ------------ ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (143,227)    (499,119)    (685,010)    (123,662)       (39)             4
 Net realized gain
  (loss)................    (6,226,662)     (45,404)  (9,104,519)  (1,855,073)      (373)           --
 Unrealized appreciation
  (depreciation) on
  investments...........   (14,385,625) (14,786,076)  (3,715,865) (22,990,080)       462             83
 Capital gain
  distributions.........     5,695,008    8,810,533          --     6,180,953        --             --
                          ------------  -----------  -----------  -----------     ------          -----
  Increase (decrease) in
   net assets from
   operations...........   (15,060,506)  (6,520,066) (13,505,394) (18,787,862)        50             87
                          ------------  -----------  -----------  -----------     ------          -----
From capital
 transactions:
 Net premiums...........     5,877,531   27,032,315    2,591,363   14,411,382      1,270            945
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........    (1,424,095)    (785,394)    (464,333)    (559,722)       --             --
 Surrenders.............    (8,824,078)  (7,938,284)  (4,262,235)  (6,473,880)       (81)           --
 Cost of insurance and
  administrative expense
  (note 4)..............      (130,627)    (104,471)     (77,633)     (75,950)       --             --
 Transfer gain (loss)
  and transfer fees.....        19,770     (208,172)      (7,602)    (217,427)        14             (7)
 Transfers (to) from the
  Guarantee Account.....     4,980,806   17,374,450      778,037    8,008,572        --             --
 Interfund transfers....       690,658   (8,077,157) (14,455,911)  (9,324,271)    18,248          1,253
                          ------------  -----------  -----------  -----------     ------          -----
  Increase (decrease) in
   net assets from
   capital
   transactions.........     1,189,965   27,293,287  (15,898,314)   5,768,704     19,451          2,191
                          ------------  -----------  -----------  -----------     ------          -----
Increase (decrease) in
 net assets.............   (13,870,541)  20,773,221  (29,403,708) (13,019,158)    19,501          2,278
Net assets at beginning
 of year................   140,982,359  120,209,138   87,708,927  100,728,085      2,278            --
                          ------------  -----------  -----------  -----------     ------          -----
Net assets at end of
 period.................  $127,111,818  140,982,359   58,305,219   87,708,927     21,779          2,278
                          ============  ===========  ===========  ===========     ======          =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                         Variable Insurance Products
                              Variable Insurance Products Fund -- Service Class 2        Fund II -- Service Class 2
                          ------------------------------------------------------------- -----------------------------
                             Equity-Income Portfolio            Growth Portfolio            Contrafund Portfolio
                          ------------------------------- ----------------------------- -----------------------------
                                                                         Period from                   Period from
                           Year ended      Period from     Year ended  July 14, 2000 to  Year ended  July 24, 2000 to
                          December 31,  August 1, 2000 to December 31,   December 31,   December 31,   December 31,
                              2001      December 31, 2000     2001           2000           2001           2000
                          ------------  ----------------- ------------ ---------------- ------------ ----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (192,979)         (3,756)       (218,776)       (8,679)       (182,885)       (7,510)
 Net realized gain
  (loss)................     (315,764)          5,134        (624,990)      (37,243)       (204,654)      (19,931)
 Unrealized appreciation
  (depreciation) on
  investments...........     (122,220)         62,429      (1,026,349)     (241,124)       (632,281)      (28,391)
 Capital gain
  distributions.........      101,121             --          268,325           --          121,429           --
                          -----------       ---------      ----------     ---------      ----------     ---------
  Increase (decrease) in
   net assets from
   operations...........     (529,842)         63,807      (1,601,790)     (287,046)       (898,391)      (55,832)
                          -----------       ---------      ----------     ---------      ----------     ---------
From capital
 transactions:
 Net premiums...........   22,344,669       1,333,182      18,991,410     3,018,407      18,046,670     2,943,391
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........     (146,412)            --          (73,208)      (36,317)          1,731           --
 Surrenders.............     (646,452)         (6,346)       (508,006)       (8,925)       (502,559)      (22,491)
 Cost of insurance and
  administrative expense
  (note 4)..............         (854)            --           (1,696)          --           (1,351)          --
 Transfer gain (loss)
  and transfer fees.....        5,779          (2,869)        (22,131)       (4,900)         (2,059)       (3,844)
 Transfers (to) from the
  Guarantee Account.....    9,935,895         142,984       8,582,547       355,809       5,490,782       414,773
 Interfund transfers....    1,050,166         129,048         972,665        47,550         776,426        64,241
                          -----------       ---------      ----------     ---------      ----------     ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........   32,542,791       1,595,999      27,941,581     3,371,624      23,809,640     3,396,070
                          -----------       ---------      ----------     ---------      ----------     ---------
Increase (decrease) in
 net assets.............   32,012,949       1,659,806      26,339,791     3,084,578      22,911,249     3,340,238
Net assets at beginning
 of year................    1,659,806             --        3,084,578           --        3,340,238           --
                          -----------       ---------      ----------     ---------      ----------     ---------
Net assets at end of
 period.................  $33,672,755       1,659,806      29,424,369     3,084,578      26,251,487     3,340,238
                          ===========       =========      ==========     =========      ==========     =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                           Variable Insurance Products Fund III -- Service Class 2
                          -----------------------------------------------------------
                            Growth & Income Portfolio         Mid Cap Portfolio
                          ------------------------------ ----------------------------
                                          Period from                   Period from
                           Year ended   July 26, 2000 to  Year ended  August 11, 2000
                          December 31,    December 31,   December 31, to December 31,
                              2001            2000           2001          2000
                          ------------  ---------------- ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (72,118)        (3,630)       (243,786)        1,936
 Net realized gain
  (loss)................     (171,603)       (13,831)        (75,666)       (6,137)
 Unrealized appreciation
  (depreciation) on
  investments...........      (98,935)       (18,530)      1,182,536       113,983
 Capital gain
  distributions.........       84,378            --              --            --
                          -----------      ---------      ----------     ---------
  Increase (decrease) in
   net assets from
   operations...........     (258,278)       (35,991)        863,084       109,782
                          -----------      ---------      ----------     ---------
From capital
 transactions:
 Net premiums...........    7,777,890      1,339,564      17,365,942     2,645,431
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........      (24,619)           --         (138,580)          --
 Surrenders.............     (294,513)        (3,145)       (438,357)      (15,144)
 Cost of insurance and
  administrative expense
  (note 4)..............         (383)           --           (1,588)          --
 Transfer gain (loss)
  and transfer fees.....        1,307         (1,546)          6,368        (7,924)
 Transfers (to) from the
  Guarantee Account.....    3,018,193         72,388      10,171,338       352,023
 Interfund transfers....    1,199,190         44,357       1,267,541        47,939
                          -----------      ---------      ----------     ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........   11,677,065      1,451,618      28,232,664     3,022,325
                          -----------      ---------      ----------     ---------
Increase (decrease) in
 net assets.............   11,418,787      1,415,627      29,095,748     3,132,107
Net assets at beginning
 of year................    1,415,627            --        3,132,107           --
                          -----------      ---------      ----------     ---------
Net assets at end of
 period.................  $12,834,414      1,415,627      32,227,855     3,132,107
                          ===========      =========      ==========     =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                      Federated Insurance Series
                    -----------------------------------------------------------------------------------------------------
                            American                High Income               Utility                 International
                       Leaders Fund II             Bond Fund II               Fund II             Small Company Fund II
                    -------------------------  ----------------------  -----------------------  -------------------------
                                                                                                             Period from
                           Year ended               Year ended               Year ended                       August 15,
                          December 31,             December 31,             December 31,         Year ended    2000 to
                    -------------------------  ----------------------  -----------------------  December 31, December 31,
                        2001         2000         2001        2000        2001         2000         2001         2000
                    ------------  -----------  ----------  ----------  -----------  ----------  ------------ ------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $    (64,206)    (476,088)  5,203,561   4,745,880    1,070,377     949,069     (17,258)       (295)
 Net realized gain
  (loss)..........    (1,144,469)    (489,663) (8,341,037) (3,675,304)  (2,745,661)    165,708       7,681      (5,800)
 Unrealized
  appreciation
  (depreciation)
  on investments..    (5,763,692)    (715,898)  3,591,100  (7,353,864)  (6,865,095) (8,635,890)   (123,378)     (1,730)
 Capital gain
  distributions...       626,171    2,763,969         --          --           --    1,180,071         --          --
                    ------------  -----------  ----------  ----------  -----------  ----------   ---------     -------
  Increase
   (decrease) in
   net assets from
   operations.....    (6,346,196)   1,082,320     453,624  (6,283,288)  (8,540,379) (6,341,042)   (132,955)     (7,825)
                    ------------  -----------  ----------  ----------  -----------  ----------   ---------     -------
From capital
 transactions:
 Net premiums.....     3,754,852   11,034,078   1,517,968   7,231,843    1,359,898   6,981,629     867,261     126,697
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...    (1,062,185)    (953,128)   (731,236)   (833,035)    (682,892)   (425,673)        --          --
 Surrenders.......    (7,702,167)  (7,036,500) (5,006,419) (5,255,105)  (4,394,068) (4,798,773)   (266,055)     (1,406)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........      (109,765)     (84,831)    (52,590)    (47,029)     (54,050)    (51,488)        (10)        --
 Transfer gain
  (loss) and
  transfer fees...        (9,119)    (186,756)     (1,455)    (38,347)      13,107    (199,196)     23,768        (217)
 Transfers (to)
  from the
  Guarantee
  Account.........     2,135,155    6,923,285   1,768,565   5,130,885    1,773,509   5,148,543     488,719       2,509
 Interfund
  transfers.......     8,473,822   (7,892,946)   (145,296) (5,877,661)  (1,454,651) (2,027,087)    247,616     (32,379)
                    ------------  -----------  ----------  ----------  -----------  ----------   ---------     -------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...     5,480,593    1,803,202  (2,650,463)    311,551   (3,439,147)  4,627,955   1,361,299      95,204
                    ------------  -----------  ----------  ----------  -----------  ----------   ---------     -------
Increase
 (decrease) in net
 assets...........      (865,603)   2,885,522  (2,196,839) (5,971,737) (11,979,526) (1,713,087)  1,228,344      87,379
Net assets at
 beginning of
 year.............   103,866,636  100,981,114  61,181,949  67,153,686   57,607,863  59,320,950      87,379         --
                    ------------  -----------  ----------  ----------  -----------  ----------   ---------     -------
Net assets at end
 of period........  $103,001,033  103,866,636  58,985,110  61,181,949   45,628,337  57,607,863   1,315,723      87,379
                    ============  ===========  ==========  ==========  ===========  ==========   =========     =======
                       Federated Insurance
                    Series -- Service Shares
                    -------------------------
                           High Income
                          Bond Fund II
                    -------------------------
                                 Period from
                                  August 8,
                     Year ended    2000 to
                    December 31, December 31,
                        2001         2000
                    ------------ ------------ --- --- ---
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......      74,705        (995)
 Net realized gain
  (loss)..........     (31,976)     (9,685)
 Unrealized
  appreciation
  (depreciation)
  on investments..    (127,498)     (3,199)
 Capital gain
  distributions...         --          --
                    ------------ ------------
  Increase
   (decrease) in
   net assets from
   operations.....     (84,769)    (13,879)
                    ------------ ------------
From capital
 transactions:
 Net premiums.....   4,173,898     390,819
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...     (57,383)        --
 Surrenders.......    (146,779)     (1,299)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........        (726)        --
 Transfer gain
  (loss) and
  transfer fees...         643         703
 Transfers (to)
  from the
  Guarantee
  Account.........   2,210,134      50,025
 Interfund
  transfers.......     791,468         --
                    ------------ ------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   6,971,255     440,248
                    ------------ ------------
Increase
 (decrease) in net
 assets...........   6,886,486     426,369
Net assets at
 beginning of
 year.............     426,369         --
                    ------------ ------------
Net assets at end
 of period........   7,312,855     426,369
                    ============ ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  Alger American Fund                            PBHG Insurance Series Fund, Inc.
                   -----------------------------------------------------  --------------------------------------------------
                     Small Capitalization          LargeCap Growth         PBHG Large Cap Growth        PBHG Growth II
                           Portfolio                  Portfolio                  Portfolio                 Portfolio
                   --------------------------  -------------------------  ------------------------  ------------------------
                          Year ended                  Year ended                Year ended                Year ended
                         December 31,                December 31,              December 31,              December 31,
                   --------------------------  -------------------------  ------------------------  ------------------------
                       2001          2000         2001          2000         2001         2000         2001         2000
                   ------------  ------------  -----------  ------------  -----------  -----------  -----------  -----------
Increase
 (decrease) in
 net assets
From operations:
 Net investment
  income
  (expense)......  $ (1,484,180)   (2,365,879)  (3,926,045)   (5,404,634)    (698,992)    (647,896)    (525,423)    (828,457)
 Net realized
  gain (loss)....   (61,207,246)  (13,564,336) (42,931,677)   12,399,667   (7,080,467)   4,923,187  (38,829,351)   7,169,087
 Unrealized
  appreciation
  (depreciation)
  on
  investments....    17,664,751  (104,785,153) (47,996,826) (126,629,614) (11,211,227) (14,212,318)  15,093,725  (28,965,467)
 Capital gain
  distributions..           --     63,049,078   42,682,659    49,596,493          --     1,489,256          --     1,332,107
                   ------------  ------------  -----------  ------------  -----------  -----------  -----------  -----------
  Increase
   (decrease) in
   net assets
   from
   operations....   (45,026,675)  (57,666,290) (52,171,889)  (70,038,088) (18,990,686)  (8,447,771) (24,261,049) (21,292,730)
                   ------------  ------------  -----------  ------------  -----------  -----------  -----------  -----------
From capital
 transactions:
 Net premiums....     3,991,956    43,273,829   10,885,327    94,876,142    3,134,205   14,020,989    1,712,799   15,812,918
 Transfers (to)
  from the
  general account
  of GE Life and
  Annuity:
 Death benefits..      (685,700)     (681,256)  (2,849,666)   (2,722,335)    (487,213)    (169,019)    (150,406)    (312,980)
 Surrenders......    (7,799,646)  (11,283,784) (23,692,973)  (23,426,161)  (3,581,628)  (3,050,788)  (3,117,409)  (4,817,933)
 Cost of
  insurance and
  administrative
  expense (note
  4).............      (107,603)     (117,397)    (314,849)     (265,904)     (54,308)     (32,221)     (46,788)     (45,635)
 Transfer gain
  (loss) and
  transfer fees..      (107,032)     (400,586)    (149,684)     (837,839)      44,591      (56,520)     116,250     (191,764)
 Transfers (to)
  from the
  Guarantee
  Account........     3,111,557    12,959,642    7,695,023    33,282,694    5,185,091   11,734,832    3,559,047   10,753,811
 Interfund
  transfers......    (4,985,946)   15,469,460  (25,001,077)   16,715,718   (1,805,855)  22,671,141   (6,752,020)  26,319,989
                   ------------  ------------  -----------  ------------  -----------  -----------  -----------  -----------
  Increase
   (decrease) in
   net assets
   from capital
   transactions..    (6,582,414)   59,219,908  (33,427,899)  117,622,315    2,434,883   45,118,414   (4,678,527)  47,518,406
                   ------------  ------------  -----------  ------------  -----------  -----------  -----------  -----------
Increase
 (decrease) in
 net assets......   (51,609,089)    1,553,618  (85,599,788)   47,584,227  (16,555,803)  36,670,643  (28,939,576)  26,225,676
Net assets at
 beginning of
 year............   145,612,131   144,058,513  370,198,150   322,613,923   59,874,299   23,203,656   58,873,927   32,648,251
                   ------------  ------------  -----------  ------------  -----------  -----------  -----------  -----------
Net assets at end
 of period.......  $ 94,003,042   145,612,131  284,598,362   370,198,150   43,318,496   59,874,299   29,934,351   58,873,927
                   ============  ============  ===========  ============  ===========  ===========  ===========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                          Janus Aspen Series
                    --------------------------------------------------------------------------------------------------------------
                        Aggressive Growth                                        Worldwide Growth
                            Portfolio                Growth Portfolio                Portfolio             Balanced Portfolio
                    ---------------------------  --------------------------  --------------------------  ------------------------
                            Year ended                  Year ended                  Year ended                 Year ended
                           December 31,                December 31,                December 31,               December 31,
                    ---------------------------  --------------------------  --------------------------  ------------------------
                        2001           2000          2001          2000          2001          2000         2001         2000
                    -------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $  (4,844,120)   (9,288,294)   (8,432,357)  (10,945,716)   (8,591,062)  (13,431,107)    (915,915)  (2,592,084)
 Net realized gain
  (loss)..........   (128,912,280)   71,239,829   (54,089,115)   54,561,971   (42,755,845)  102,321,143  (10,845,801)  14,349,077
 Unrealized
  appreciation
  (depreciation)
  on investments..    (67,252,755) (400,491,830) (131,956,939) (259,004,529) (167,495,927) (376,506,650) (34,904,569) (94,048,596)
 Capital gain
  distributions...            --     78,125,643     1,446,229    67,928,705     1,639,605    89,963,724    7,596,286   59,830,783
                    -------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------
  Increase
   (decrease) in
   net assets from
   operations.....   (201,009,155) (260,414,652) (193,032,182) (147,459,569) (217,203,229) (197,652,890) (39,069,999) (22,460,820)
                    -------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------
From capital
 transactions:
 Net premiums.....     12,567,867   197,345,805    16,476,743   193,495,217    16,168,770   174,564,189   22,047,059  123,102,774
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...     (2,667,487)   (3,509,063)   (5,583,698)   (4,926,021)   (5,896,892)   (5,459,425)  (5,919,333)  (4,760,289)
 Surrenders.......    (25,666,712)  (59,139,579)  (54,232,683)  (70,508,863)  (66,935,292)  (86,534,017) (50,896,580) (42,189,339)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........       (344,736)     (493,844)     (668,839)     (679,308)     (771,461)     (893,911)    (588,251)    (463,908)
 Transfer gain
  (loss) and
  transfer fees...        673,055     5,216,823       292,578    (1,231,926)      461,777    (9,879,153)     (14,895)    (593,547)
 Transfers (to)
  from the
  Guarantee
  Account.........     11,845,667    52,903,552    11,871,567    58,977,532    14,668,367    58,147,214   23,230,251   76,927,470
 Interfund
  transfers.......    (53,142,695)   61,614,601   (73,056,919)   49,204,290   (97,053,888)   25,677,312  (10,008,050)  27,050,721
                    -------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...    (56,735,041)  253,938,295  (104,901,251)  224,330,921  (139,358,619)  155,622,209  (22,149,799) 179,073,882
                    -------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------
Increase
 (decrease) in net
 assets...........   (257,744,196)   (6,476,357) (297,933,433)   76,871,352  (356,561,848)  (42,030,681) (61,219,798) 156,613,062
Net assets at
 beginning of
 year.............    509,032,232   515,508,589   767,048,348   690,176,996   945,825,823   987,856,504  616,840,318  460,227,256
                    -------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------
Net assets at end
 of period........  $ 251,288,036   509,032,232   469,114,915   767,048,348   589,263,975   945,825,823  555,620,520  616,840,318
                    =============  ============  ============  ============  ============  ============  ===========  ===========
                        Flexible Income
                           Portfolio
                    -------------------------
                          Year ended
                         December 31,
                    -------------------------
                       2001         2000
                    ------------ ------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......    1,291,846      327,776
 Net realized gain
  (loss)..........    1,049,200     (665,109)
 Unrealized
  appreciation
  (depreciation)
  on investments..      140,773      961,252
 Capital gain
  distributions...    2,195,762    2,466,992
                    ------------ ------------
  Increase
   (decrease) in
   net assets from
   operations.....    4,677,581    3,090,911
                    ------------ ------------
From capital
 transactions:
 Net premiums.....    3,270,639   37,151,608
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...   (1,530,321)    (842,682)
 Surrenders.......  (12,774,869) (15,618,541)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........     (159,792)    (154,048)
 Transfer gain
  (loss) and
  transfer fees...    6,604,059  (18,033,837)
 Transfers (to)
  from the
  Guarantee
  Account.........    1,920,176    7,986,169
 Interfund
  transfers.......   14,866,872     (101,947)
                    ------------ ------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   12,196,764   10,386,722
                    ------------ ------------
Increase
 (decrease) in net
 assets...........   16,874,345   13,477,633
Net assets at
 beginning of
 year.............   69,930,074   56,452,441
                    ------------ ------------
Net assets at end
 of period........   86,804,419   69,930,074
                    ============ ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                              Janus Aspen Series (continued)
                    --------------------------------------------------------------------------------------
                      International Growth        Capital Appreciation
                            Portfolio                   Portfolio              Equity Income Portfolio
                    --------------------------  --------------------------  ------------------------------
                           Year ended                  Year ended                           Period from
                          December 31,                December 31,           Year ended  September 8, 2000
                    --------------------------  --------------------------  December 31,  to December 31,
                        2001          2000          2001          2000          2001           2000
                    ------------  ------------  ------------  ------------  ------------ -----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $ (2,188,664)   (2,802,700)   (3,656,023)   (4,448,723)      (12)             (3)
 Net realized gain
  (loss)..........   (55,891,277)   40,926,185   (39,949,820)   27,742,167       (58)             (7)
 Unrealized
  appreciation
  (depreciation)
  on investments..    (3,142,749) (107,099,330)  (59,003,007) (132,556,476)     (196)            (91)
 Capital gain
  distributions...     1,324,240    12,849,769     2,703,264     3,745,856        65             --
                    ------------  ------------  ------------  ------------     -----           -----
  Increase
   (decrease) in
   net assets from
   operations.....   (59,898,450)  (56,126,076)  (99,905,586) (105,517,176)     (201)           (101)
                    ------------  ------------  ------------  ------------     -----           -----
From capital
 transactions:
 Net premiums.....     8,346,854   106,191,793    11,845,790   152,312,346     1,106              75
 Transfers (to)
  from the general
  account of
  GE Life and
  Annuity:
 Death benefits...    (2,062,702)   (1,881,554)   (4,328,011)   (2,472,220)      --              --
 Surrenders.......   (19,243,246)  (20,130,584)  (21,834,514)  (25,674,759)      --              --
 Cost of insurance
  and
  administrative
  expense
  (note 4)........      (300,502)     (269,986)     (373,295)     (314,936)      --              --
 Transfer gain
  (loss) and
  transfer fees...     4,850,602   (11,322,545)      446,223      (524,073)        9               2
 Transfers (to)
  from the
  Guarantee
  Account.........     7,089,642    24,152,127     7,939,759    45,426,006       --              --
 Interfund
  transfers.......   (24,679,255)   25,567,012   (50,934,230)    8,800,317       479           1,004
                    ------------  ------------  ------------  ------------     -----           -----
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   (25,998,607)  122,306,263   (57,238,278)  177,552,681     1,594           1,081
                    ------------  ------------  ------------  ------------     -----           -----
Increase
 (decrease) in net
 assets...........   (85,897,057)   66,180,187  (157,143,864)   72,035,505     1,393             980
Net assets at
 beginning of
 year.............   250,380,114   184,199,927   441,612,387   369,576,882       980             --
                    ------------  ------------  ------------  ------------     -----           -----
Net assets at end
 of period........  $164,483,057   250,380,114   284,468,523   441,612,387     2,373             980
                    ============  ============  ============  ============     =====           =====
                          High Yield Portfolio
                    --------------------------------
                                     Period from
                     Year ended  October 10, 2000 to
                    December 31,    December 31,
                        2001            2000
                    ------------ -------------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......         (5)             44
 Net realized gain
  (loss)..........        (38)             (1)
 Unrealized
  appreciation
  (depreciation)
  on investments..         56             (56)
 Capital gain
  distributions...        --              --
                    ------------ -------------------
  Increase
   (decrease) in
   net assets from
   operations.....         13             (13)
                    ------------ -------------------
From capital
 transactions:
 Net premiums.....         75             100
 Transfers (to)
  from the general
  account of
  GE Life and
  Annuity:
 Death benefits...        --              --
 Surrenders.......     (1,184)            --
 Cost of insurance
  and
  administrative
  expense
  (note 4)........        --              --
 Transfer gain
  (loss) and
  transfer fees...          4               2
 Transfers (to)
  from the
  Guarantee
  Account.........        --              --
 Interfund
  transfers.......        --            1,003
                    ------------ -------------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...     (1,105)          1,105
                    ------------ -------------------
Increase
 (decrease) in net
 assets...........     (1,092)          1,092
Net assets at
 beginning of
 year.............      1,092             --
                    ------------ -------------------
Net assets at end
 of period........          0           1,092
                    ============ ===================

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                           Janus Aspen Series -- Service Shares
                    ---------------------------------------------------------------------------------------
                            Global Life
                        Sciences Portfolio       Global Technology Portfolio   Aggressive Growth Portfolio
                    ---------------------------- ---------------------------- -----------------------------
                                   Period from                  Period from                  Period from
                     Year ended   May 2, 2000 to  Year ended   May 2, 2000 to  Year ended  July 24, 2000 to
                    December 31,   December 31,  December 31,   December 31,  December 31,   December 31,
                        2001           2000          2001           2000          2001           2000
                    ------------  -------------- ------------  -------------- ------------ ----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $   (383,983)     (185,505)     (343,548)       (22,665)     (135,329)      (12,706)
 Net realized gain
  (loss)..........    (4,117,954)      471,691   (10,473,844)    (1,660,779)   (1,568,985)     (125,677)
 Unrealized
  appreciation
  (depreciation)
  on investments..    (2,286,189)    1,191,779    (2,173,041)    (8,668,137)   (2,037,458)     (845,885)
 Capital gain
  distributions...           --            --        152,466            --            --          2,170
                    ------------    ----------   -----------    -----------    ----------     ---------
  Increase
   (decrease) in
   net assets from
   operations.....    (6,788,126)    1,477,965   (12,837,967)   (10,351,581)   (3,741,772)     (982,098)
                    ------------    ----------   -----------    -----------    ----------     ---------
From capital
 transactions:
 Net premiums.....     5,752,477    10,785,299     6,741,992     17,451,454     8,236,263     4,317,354
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...      (283,260)     (139,693)     (348,231)      (320,658)       (8,222)          --
 Surrenders.......    (1,356,036)     (498,034)   (1,213,325)      (697,649)     (326,354)      (16,007)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............       (23,549)       (7,928)      (19,514)        (4,882)       (1,706)          --
 Transfer gain
  (loss) and
  transfer fees...       (19,319)      (16,792)        1,075         (4,735)      (49,670)     (180,308)
 Transfers (to)
  from the
  Guarantee
  Account.........     3,731,403     2,687,103     4,106,972      3,792,018     5,231,531       658,092
 Interfund
  transfers.......   (10,817,081)   23,841,367     2,544,761     13,850,355      (123,650)      129,985
                    ------------    ----------   -----------    -----------    ----------     ---------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...    (3,015,365)   36,651,322    11,813,730     34,065,903    12,958,192     4,909,116
                    ------------    ----------   -----------    -----------    ----------     ---------
Increase
 (decrease) in net
 assets...........    (9,803,491)   38,129,287    (1,024,237)    23,714,322     9,216,420     3,927,018
Net assets at
 beginning of
 year.............    38,129,287           --     23,714,322            --      3,927,018           --
                    ------------    ----------   -----------    -----------    ----------     ---------
Net assets at end
 of period........  $ 28,325,796    38,129,287    22,690,085     23,714,322    13,143,438     3,927,018
                    ============    ==========   ===========    ===========    ==========     =========
                          Growth Portfolio
                    -----------------------------
                                   Period from
                     Year ended  July 24, 2000 to
                    December 31,   December 31,
                        2001           2000
                    ------------ ----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......     (222,658)      (15,537)
 Net realized gain
  (loss)..........   (1,313,020)      (88,725)
 Unrealized
  appreciation
  (depreciation)
  on investments..   (2,594,017)     (596,533)
 Capital gain
  distributions...       30,785         3,362
                    ------------ ----------------
  Increase
   (decrease) in
   net assets from
   operations.....   (4,098,910)     (697,433)
                    ------------ ----------------
From capital
 transactions:
 Net premiums.....   15,166,179     5,636,434
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...     (146,432)       (7,246)
 Surrenders.......     (691,826)      (18,700)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............       (3,082)          --
 Transfer gain
  (loss) and
  transfer fees...      (82,351)       (5,167)
 Transfers (to)
  from the
  Guarantee
  Account.........    6,178,668       415,910
 Interfund
  transfers.......      556,219        28,944
                    ------------ ----------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   20,977,375     6,050,175
                    ------------ ----------------
Increase
 (decrease) in net
 assets...........   16,878,465     5,352,742
Net assets at
 beginning of
 year.............    5,352,742           --
                    ------------ ----------------
Net assets at end
 of period........   22,231,207     5,352,742
                    ============ ================

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                       Janus Aspen Series -- Service Shares (continued)
                    ------------------------------------------------------------------------------------------
                        Capital Appreciation                                         International Growth
                              Portfolio             Worldwide Growth Portfolio             Portfolio
                    ------------------------------ ----------------------------- -----------------------------
                                    Period from                   Period from                   Period from
                     Year ended   July 26, 2000 to  Year ended  July 25, 2000 to  Year ended  July 25, 2000 to
                    December 31,    December 31,   December 31,   December 31,   December 31,   December 31,
                        2001            2000           2001           2000           2001           2000
                    ------------  ---------------- ------------ ---------------- ------------ ----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $  (154,278)         6,110        (208,827)      (14,871)        (95,867)       (1,193)
 Net realized gain
  (loss)..........     (848,263)       (77,233)       (603,314)      (81,037)       (322,660)      (32,754)
 Unrealized
  appreciation
  (depreciation)
  on investments..   (1,843,183)      (433,290)     (2,275,379)     (521,637)       (424,899)     (156,043)
 Capital gain
  distributions...       86,152             61          29,300         2,787          41,249           395
                    -----------      ---------      ----------     ---------      ----------     ---------
  Increase
   (decrease) in
   net assets from
   operations.....   (2,759,572)      (504,352)     (3,058,220)     (614,758)       (802,177)     (189,595)
                    -----------      ---------      ----------     ---------      ----------     ---------
From capital
 transactions:
 Net premiums.....   11,382,711      5,481,003      14,176,599     5,220,452       7,352,333     1,964,826
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...      (64,750)       (18,006)        (24,924)      (30,712)        (58,683)          --
 Surrenders.......     (461,031)       (20,312)       (394,836)      (22,523)       (237,405)       (6,122)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............       (1,618)           --           (2,815)          --             (997)          --
 Transfer gain
  (loss) and
  transfer fees...       (7,111)        (7,827)         61,757        (7,185)          6,973        (5,038)
 Transfers (to)
  from the
  Guarantee
  Account.........    5,854,195        423,430       8,750,091       879,825       4,300,787       415,549
 Interfund
  transfers.......     (723,767)        23,351        (235,912)      142,903        (869,724)      (86,873)
                    -----------      ---------      ----------     ---------      ----------     ---------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   15,978,629      5,881,639      22,329,960     6,182,760      10,493,284     2,282,342
                    -----------      ---------      ----------     ---------      ----------     ---------
Increase
 (decrease) in net
 assets...........   13,219,057      5,377,287      19,271,740     5,568,002       9,691,107     2,092,747
Net assets at
 beginning of
 year.............    5,377,287            --        5,568,002           --        2,092,747           --
                    -----------      ---------      ----------     ---------      ----------     ---------
Net assets at end
 of period........  $18,596,344      5,377,287      24,839,742     5,568,002      11,783,854     2,092,747
                    ===========      =========      ==========     =========      ==========     =========
                         Balanced Portfolio
                    -----------------------------
                                   Period from
                     Year ended  July 24, 2000 to
                    December 31,   December 31,
                        2001           2000
                    ------------ ----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......       33,635         9,749
 Net realized gain
  (loss)..........     (327,259)      (17,256)
 Unrealized
  appreciation
  (depreciation)
  on investments..     (819,787)      (86,958)
 Capital gain
  distributions...      203,512         1,488
                    ------------ ----------------
  Increase
   (decrease) in
   net assets from
   operations.....     (909,899)      (92,977)
                    ------------ ----------------
From capital
 transactions:
 Net premiums.....   31,036,345     4,139,314
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...     (256,745)          --
 Surrenders.......   (1,230,543)       (9,358)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............       (2,865)          --
 Transfer gain
  (loss) and
  transfer fees...     (44,362)         6,263
 Transfers (to)
  from the
  Guarantee
  Account.........   17,567,019       466,561
 Interfund
  transfers.......      827,954       124,765
                    ------------ ----------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   47,896,803     4,727,545
                    ------------ ----------------
Increase
 (decrease) in net
 assets...........   46,986,904     4,634,568
Net assets at
 beginning of
 year.............    4,634,568           --
                    ------------ ----------------
Net assets at end
 of period........   51,621,472     4,634,568
                    ============ ================

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Goldman Sachs Variable Insurance Trust
                    ------------------------------------------------------
                     Growth and Income Fund        Mid Cap Value Fund
                    --------------------------- --------------------------
                    Year ended December 31,     Year ended December 31,
                    --------------------------- --------------------------
                        2001          2000          2001         2000
                    -------------  ------------ ------------  ------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $    (167,906)    (139,180)     (443,535)      63,310
 Net realized gain
  (loss)..........       (668,820)      46,957     4,328,423      449,393
 Unrealized
  appreciation
  (depreciation)
  on investments..     (1,110,839)    (787,438)     (883,608)   8,304,706
 Capital gain
  distributions...            --           --      6,646,154    1,591,378
                    -------------  -----------  ------------  -----------
  Increase
   (decrease) in
   net assets from
   operations.....     (1,947,565)    (879,661)    9,647,434   10,408,787
                    -------------  -----------  ------------  -----------
From capital
 transactions:
 Net premiums.....      1,741,948    5,488,174    11,496,311   11,688,767
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...       (108,194)     (77,500)     (754,001)     (92,840)
 Surrenders.......       (809,111)    (891,998)   (9,326,605)  (1,586,680)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........        (14,833)      (9,213)     (115,353)     (19,420)
 Transfer gain
  (loss) and
  transfer fees...         (6,888)     (21,844)     (821,735)    (165,765)
 Transfers (to)
  from the
  Guarantee
  Account.........        645,079    1,282,884     3,365,746    3,092,219
 Interfund
  transfers.......      2,531,099    1,019,672    60,178,334   34,303,642
                    -------------  -----------  ------------  -----------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...      3,979,100    6,790,175    64,022,697   47,219,923
                    -------------  -----------  ------------  -----------
Increase
 (decrease) in net
 assets...........      2,031,535    5,910,514    73,670,131   57,628,710
Net assets at
 beginning of
 year.............     16,109,204   10,198,690    74,142,206   16,513,496
                    -------------  -----------  ------------  -----------
Net assets at end
 of period........  $  18,140,739   16,109,204   147,812,337   74,142,206
                    =============  ===========  ============  ===========
                                     Salomon Brother Variable Series Funds Inc.
                    ----------------------------------------------------------------------------------
                       Strategic Bond Fund           Investors Fund            Total Return Fund
                    --------------------------- --------------------------- --------------------------
                    Year ended December 31,     Year ended December 31,     Year ended December 31,
                    --------------------------- --------------------------- --------------------------
                        2001          2000          2001          2000          2001         2000
                    ------------- ------------- ------------- ------------- ------------- ------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......       790,638       655,019      (388,288)       68,848       142,593      153,647
 Net realized gain
  (loss)..........       179,257       (26,890)   (2,465,542)      295,242       (36,171)      12,080
 Unrealized
  appreciation
  (depreciation)
  on investments..        14,477       (95,423)   (2,069,678)       65,351      (308,694)     195,015
 Capital gain
  distributions...           --            --        770,641     1,091,072           --           --
                    ------------- ------------- ------------- ------------- ------------- ------------
  Increase
   (decrease) in
   net assets from
   operations.....       984,372       532,706    (4,152,867)    1,520,513      (202,272)     360,742
                    ------------- ------------- ------------- ------------- ------------- ------------
From capital
 transactions:
 Net premiums.....     1,923,618     4,853,560     7,624,117     9,082,204     1,829,377    2,362,422
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...       (61,984)      (93,758)     (473,319)       (9,268)      (21,922)     (52,792)
 Surrenders.......    (1,563,775)     (673,689)   (5,278,858)     (715,457)     (412,372)    (341,058)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........       (19,074)       (4,640)      (62,388)       (5,632)      (10,127)      (3,821)
 Transfer gain
  (loss) and
  transfer fees...        (5,276)       15,819        63,382       (96,558)        2,510           96
 Transfers (to)
  from the
  Guarantee
  Account.........       923,990     1,475,770     2,021,064     1,171,182       518,768      956,626
 Interfund
  transfers.......    11,948,809     1,747,930    27,066,248    22,724,325     6,119,969    1,103,825
                    ------------- ------------- ------------- ------------- ------------- ------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...    13,146,308     7,320,992    30,960,246    32,150,796     8,026,203    4,025,298
                    ------------- ------------- ------------- ------------- ------------- ------------
Increase
 (decrease) in net
 assets...........    14,130,680     7,853,698    26,807,379    33,671,309     7,823,931    4,386,040
Net assets at
 beginning of
 year.............    13,181,698     5,328,000    37,463,216     3,791,907     7,636,739    3,250,699
                    ------------- ------------- ------------- ------------- ------------- ------------
Net assets at end
 of period........    27,312,378    13,181,698    64,270,595    37,463,216    15,460,670    7,636,739
                    ============= ============= ============= ============= ============= ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                     AIM Variable Insurance Funds
                    -------------------------------------------------------------------------------------------------
                          AIM V.I. Capital               AIM V.I. Aggressive
                          Appreciation Fund                  Growth Fund              AIM V.I. New Technology Fund
                    ------------------------------ -------------------------------- ---------------------------------
                                    Period from                     Period from                      Period from
                     Year ended   July 14, 2000 to  Year ended  October 16, 2000 to  Year ended  September 8, 2000 to
                    December 31,    December 31,   December 31,    December 31,     December 31,     December 31,
                        2001            2000           2001            2000             2001             2000
                    ------------  ---------------- ------------ ------------------- ------------ --------------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $   (121,951)       (6,725)         (27)              (4)           1,050               (6)
 Net realized gain
  (loss)..........    (1,143,306)      (39,485)        (420)              54             (777)            (186)
 Unrealized
  appreciation
  (depreciation)
  on investments..    (1,045,492)     (362,655)         566             (160)         (25,931)          (1,213)
 Capital gain
  distributions...     1,247,366        53,685          --               --            28,977              305
                    ------------     ---------        -----            -----          -------           ------
  Increase
   (decrease) in
   net assets from
   operations.....    (1,063,383)     (355,180)         119             (110)           3,319           (1,100)
                    ------------     ---------        -----            -----          -------           ------
From capital
 transactions:
 Net premiums.....     7,471,475     2,230,924        8,000              175           22,926            1,200
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...       (36,696)          --           --               --               --               --
 Surrenders.......      (340,630)      (11,466)        (861)             --               (42)             --
 Cost of insurance
  and
  administrative
  expense (note
  4)..............        (1,216)          --           --               --               --               --
 Transfer gain
  (loss) and
  transfer fees...       122,975       (10,783)           6                2                6                2
 Transfers (to)
  from the
  Guarantee
  Account.........     5,577,828       299,264          --               --               --               --
 Interfund
  transfers.......     1,874,285        34,858          501            1,199           25,138            1,998
                    ------------     ---------        -----            -----          -------           ------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...    14,668,021     2,542,797        7,646            1,376           48,028            3,200
                    ------------     ---------        -----            -----          -------           ------
Increase
 (decrease) in net
 assets...........    13,604,638     2,187,617        7,765            1,266           51,347            2,100
Net assets at
 beginning of
 year.............     2,187,617           --         1,266              --             2,100              --
                    ------------     ---------        -----            -----          -------           ------
Net assets at end
 of period........  $ 15,792,255     2,187,617        9,031            1,266           53,447            2,100
                    ============     =========        =====            =====          =======           ======
                        AIM V.I. Growth Fund
                    -----------------------------
                                   Period from
                     Year ended  July 20, 2000 to
                    December 31,   December 31,
                        2001           2000
                    ------------ ----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......      (59,266)       (5,142)
 Net realized gain
  (loss)..........     (534,407)      (46,880)
 Unrealized
  appreciation
  (depreciation)
  on investments..   (1,004,200)     (279,588)
 Capital gain
  distributions...          --         61,649
                    ------------ ----------------
  Increase
   (decrease) in
   net assets from
   operations.....   (1,597,873)     (269,961)
                    ------------ ----------------
From capital
 transactions:
 Net premiums.....    5,358,567     2,106,482
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...      (21,600)          --
 Surrenders.......     (168,771)      (10,272)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............         (905)          --
 Transfer gain
  (loss) and
  transfer fees...       22,447        (9,760)
 Transfers (to)
  from the
  Guarantee
  Account.........    2,805,429       207,279
 Interfund
  transfers.......     (625,247)       14,235
                    ------------ ----------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...    7,369,920     2,307,964
                    ------------ ----------------
Increase
 (decrease) in net
 assets...........    5,772,047     2,038,003
Net assets at
 beginning of
 year.............    2,038,003           --
                    ------------ ----------------
Net assets at end
 of period........    7,810,050     2,038,003
                    ============ ================

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                        AIM Variable Insurance Funds
                    ------------------------------------------------------------------------------------------------
                                                           AIM V.I. Capital               AIM V.I. Growth and
                         AIM V.I. Value Fund               Development Fund                   Income Fund
                    ------------------------------ -------------------------------- --------------------------------
                                    Period from                     Period from                      Period from
                     Year ended   July 14, 2000 to  Year ended  October 24, 2000 to  Year ended  October 24, 2000 to
                    December 31,    December 31,   December 31,    December 31,     December 31,    December 31,
                        2001            2000           2001            2000             2001            2000
                    ------------  ---------------- ------------ ------------------- ------------ -------------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $  (233,771)        (5,829)         (15)            --               (13)            --
 Net realized gain
  (loss)..........     (596,280)       (90,467)        (124)             (3)            (375)            (21)
 Unrealized
  appreciation
  (depreciation)
  on investments..   (1,850,658)      (196,393)          25             --                 5             --
 Capital gain
  distributions...      653,741        125,375          --              --               --              --
                    -----------      ---------        -----             ---             ----             ---
  Increase
   (decrease) in
   net assets from
   operations.....   (2,026,968)      (167,314)        (114)             (3)            (383)            (21)
                    -----------      ---------        -----             ---             ----             ---
From capital
 transactions:
 Net premiums.....   20,782,363      4,511,000          --              --               168             --
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...     (277,345)       (34,914)         --              --               --              --
 Surrenders.......     (443,729)       (31,891)         --              --                 0             --
 Cost of insurance
  and
  administrative
  expense (note
  4)..............       (2,337)           --           --              --               --              --
 Transfer gain
  (loss) and
  transfer fees...      891,144          7,378            1             --                 7             --
 Transfers (to)
  from the
  Guarantee
  Account.........   10,329,067        402,397          --              --               --              --
 Interfund
  transfers.......       91,277         13,541        5,015               3              478              21
                    -----------      ---------        -----             ---             ----             ---
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   31,370,440      4,867,511        5,016               3              653              21
                    -----------      ---------        -----             ---             ----             ---
Increase
 (decrease) in net
 assets...........   29,343,472      4,700,197        4,902             --               270             --
Net assets at
 beginning of
 year.............    4,700,197            --           --              --               --              --
                    -----------      ---------        -----             ---             ----             ---
Net assets at end
 of period........  $34,043,669      4,700,197        4,902             --               270             --
                    ===========      =========        =====             ===             ====             ===
                                           AIM V.I.
                     AIM V.I. Global      Government
                      Utilities Fund    Securities Fund
                    ------------------ -----------------
                                          Period from
                       Period from     March 19, 2001 to
                    January 4, 2001 to   December 31,
                    December 31, 2001        2001
                    ------------------ -----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......            (3)              226
 Net realized gain
  (loss)..........        (1,843)              --
 Unrealized
  appreciation
  (depreciation)
  on investments..           586                49
 Capital gain
  distributions...            98               --
                    ------------------ -----------------
  Increase
   (decrease) in
   net assets from
   operations.....        (1,162)              275
                    ------------------ -----------------
From capital
 transactions:
 Net premiums.....           832               800
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...           --                --
 Surrenders.......           (49)              --
 Cost of insurance
  and
  administrative
  expense (note
  4)..............           --                --
 Transfer gain
  (loss) and
  transfer fees...             7                 1
 Transfers (to)
  from the
  Guarantee
  Account.........           --                --
 Interfund
  transfers.......         1,422             8,012
                    ------------------ -----------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...         2,212             8,813
                    ------------------ -----------------
Increase
 (decrease) in net
 assets...........         1,050             9,088
Net assets at
 beginning of
 year.............           --                --
                    ------------------ -----------------
Net assets at end
 of period........         1,050             9,088
                    ================== =================

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                   MFS Variable Insurance Trust
                    ----------------------------------------------------------------------------------------------
                        MFS Investors Growth
                            Stock Series             MFS Investors Trust Series       MFS New Discovery Series
                    ------------------------------ ------------------------------- -------------------------------
                                    Period from
                     Year ended   July 27, 2000 to  Year ended     Period from      Year ended     Period from
                    December 31,    December 31,   December 31, August 18, 2000 to December 31, August 17, 2000 to
                        2001            2000           2001     December 31, 2000      2001     December 31, 2000
                    ------------  ---------------- ------------ ------------------ ------------ ------------------
Increase
(decrease) in net
assets
From operations:
 Net investment
  income
  (expense).......  $  (136,537)        (7,769)        (65,109)       (1,192)          (78,849)        (1,965)
 Net realized gain
  (loss)..........     (412,945)       (40,271)        (97,333)       (4,767)         (137,496)       (15,215)
 Unrealized
  appreciation
  (depreciation)
  on investments..   (1,370,533)      (186,904)       (390,183)       (4,793)          355,566          6,958
 Capital gain
  distributions...       54,391            --           51,546           --             83,336            --
                    -----------      ---------      ----------       -------        ----------      ---------
  Increase
   (decrease) in
   net assets from
   operations.....   (1,865,624)      (234,944)       (501,079)      (10,752)          222,557        (10,222)
                    -----------      ---------      ----------       -------        ----------      ---------
From capital
 transactions:
 Net premiums.....   10,875,980      2,706,193       5,938,657       572,314         6,274,976        839,758
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...         (705)        (7,452)        (18,437)          --            (16,562)           --
 Surrenders.......     (400,851)        (9,830)       (125,283)       (1,188)         (182,335)        (3,335)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........         (872)           --             (589)          --               (760)           --
 Transfer gain
  (loss) and
  transfer fees...       24,473         (1,937)         23,904           804             1,749         (1,201)
 Transfers (to)
  from the
  Guarantee
  Account.........    4,756,052        283,451       4,833,855        41,319         3,536,289        187,488
 Interfund
  transfers.......     (160,054)         7,500         (11,355)       21,339           686,745           (296)
                    -----------      ---------      ----------       -------        ----------      ---------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   15,094,023      2,977,925      10,640,752       634,588        10,300,102      1,022,414
                    -----------      ---------      ----------       -------        ----------      ---------
Increase
 (decrease) in net
 assets...........   13,228,399      2,742,981      10,139,673       623,836        10,522,659      1,012,192
Net assets at
 beginning of
 year.............    2,742,981            --          623,836           --          1,012,192            --
                    -----------      ---------      ----------       -------        ----------      ---------
Net assets at end
 of period........  $15,971,380      2,742,981      10,763,509       623,836        11,534,851      1,012,192
                    ===========      =========      ==========       =======        ==========      =========
                         MFS Utility Series
                    -----------------------------
                                   Period from
                     Year ended  July 25, 2000 to
                    December 31,   December 31,
                        2001           2000
                    ------------ ----------------
Increase
(decrease) in net
assets
From operations:
 Net investment
  income
  (expense).......        9,759        (1,924)
 Net realized gain
  (loss)..........     (353,704)       (4,009)
 Unrealized
  appreciation
  (depreciation)
  on investments..   (2,386,030)       17,979
 Capital gain
  distributions...      330,862           --
                    ------------ ----------------
  Increase
   (decrease) in
   net assets from
   operations.....   (2,399,113)       12,046
                    ------------ ----------------
From capital
 transactions:
 Net premiums.....    9,014,258       737,514
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...      (23,607)          --
 Surrenders.......     (212,131)       (1,207)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........         (600)          --
 Transfer gain
  (loss) and
  transfer fees...        7,628           307
 Transfers (to)
  from the
  Guarantee
  Account.........    6,550,056       238,106
 Interfund
  transfers.......      178,892        32,599
                    ------------ ----------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   15,514,496     1,007,319
                    ------------ ----------------
Increase
 (decrease) in net
 assets...........   13,115,383     1,019,365
Net assets at
 beginning of
 year.............    1,019,365           --
                    ------------ ----------------
Net assets at end
 of period........   14,134,748     1,019,365
                    ============ ================

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                     Dreyfus
                          --------------------------------------------------------------
                                Dreyfus Investment
                          Portfolios --  Emerging Markets      The Dreyfus Socially
                                     Portfolio            Responsible Growth Fund, Inc.
                          ------------------------------- ------------------------------
                           Year ended     Period from      Year ended     Period from
                          December 31, August 17, 2000 to December 31, August 2, 2000 to
                              2001     December 31, 2000      2001     December 31, 2000
                          ------------ ------------------ ------------ -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............   $    3,807           188           (70,376)        2,654
 Net realized gain
  (loss)................        1,498          (211)         (142,691)       (4,600)
 Unrealized appreciation
  (depreciation) on
  investments...........      102,039       (14,189)       (1,061,003)      (32,434)
 Capital gain
  distributions.........          --            --                --            --
                           ----------       -------        ----------       -------
  Increase (decrease) in
   net assets from
   operations...........      107,344       (14,212)       (1,274,070)      (34,380)
                           ----------       -------        ----------       -------
From capital
 transactions:
 Net premiums...........      912,119        85,724         5,539,339       454,982
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........          --            --            (10,553)          --
 Surrenders.............      (20,185)       (1,205)          (40,353)       (1,717)
 Cost of insurance and
  administrative expense
  (note 4)..............          (62)          --               (253)          --
 Transfer gain (loss)
  and transfer fees.....      (30,915)         (603)          (33,278)         (173)
 Transfers (to) from the
  Guarantee Account.....      347,860        61,276         1,126,130        28,388
 Interfund transfers....    1,775,921           --             66,787           --
                           ----------       -------        ----------       -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    2,984,738       145,192         6,647,819       481,480
                           ----------       -------        ----------       -------
Increase (decrease) in
 net assets.............    3,092,082       130,980         5,373,749       447,100
Net assets at beginning
 of year................      130,980           --            447,100           --
                           ----------       -------        ----------       -------
Net assets at end of
 period.................   $3,223,062       130,980         5,820,849       447,100
                           ==========       =======        ==========       =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                             PIMCO Variable Insurance Trust
                    ---------------------------------------------------------------------------------------
                                                   Long-Term U.S. Government
                       Foreign Bond Portfolio            Bond Portfolio         High Yield Bond Portfolio
                    ----------------------------- ---------------------------- ----------------------------
                                   Period from                   Period from                  Period from
                     Year ended  October 20, 2000  Year ended  August 24, 2000  Year ended  August 7, 2000
                    December 31, to December 31,  December 31, to December 31, December 31, to December 31,
                        2001           2000           2001          2000           2001          2000
                    ------------ ---------------- ------------ --------------- ------------ ---------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......   $   22,461          126          295,294        3,128         302,808        3,259
 Net realized gain
  (loss)..........        3,393          --            37,851       17,990         (52,876)      (2,571)
 Unrealized
  appreciation
  (depreciation)
  on investments..        9,015          (57)        (901,801)       4,992        (155,323)      (2,065)
 Capital gain
  distributions...          --           311          749,489          --              --           --
                     ----------       ------       ----------      -------      ----------      -------
  Increase
   (decrease) in
   net assets from
   operations.....       34,869          380          180,833       26,110          94,609       (1,377)
                     ----------       ------       ----------      -------      ----------      -------
From capital
 transactions:
 Net premiums.....    1,544,684        9,336       13,135,184      582,654       7,628,475      235,661
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...       (9,884)         --           (80,372)         --          (22,849)         --
 Surrenders.......      (43,532)         --          (363,112)      (2,654)       (257,969)      (1,152)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............           (2)         --            (1,226)         --             (144)         --
 Transfer gain
  (loss) and
  transfer fees...       28,213           (7)         101,440         (280)         71,997          107
 Transfers (to)
  from the
  Guarantee
  Account.........      415,602        2,827        6,488,382       77,348       4,003,331       27,361
 Interfund
  transfers.......      674,589          --         2,727,913          --        1,264,321          513
                     ----------       ------       ----------      -------      ----------      -------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...    2,609,670       12,156       22,008,209      657,068      12,687,162      262,490
                     ----------       ------       ----------      -------      ----------      -------
Increase
 (decrease) in net
 assets...........    2,644,539       12,536       22,189,042      683,178      12,781,771      261,113
Net assets at
 beginning of
 year.............       12,536          --           683,178          --          261,113          --
                     ----------       ------       ----------      -------      ----------      -------
Net assets at end
 of period........   $2,657,075       12,536       22,872,220      683,178      13,042,884      261,113
                     ==========       ======       ==========      =======      ==========      =======
                        Total Return Bond
                            Portfolio
                    -------------------------
                                 Period from
                                   July 25,
                     Year ended    2000 to
                    December 31, December 31,
                        2001         2000
                    ------------ ------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......      553,161      11,029
 Net realized gain
  (loss)..........      125,115      13,606
 Unrealized
  appreciation
  (depreciation)
  on investments..     (521,229)      4,957
 Capital gain
  distributions...      846,727         --
                    ------------ ------------
  Increase
   (decrease) in
   net assets from
   operations.....    1,003,774      29,592
                    ------------ ------------
From capital
 transactions:
 Net premiums.....   26,356,447   1,355,203
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...      (55,550)        --
 Surrenders.......     (553,985)     (6,232)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............         (672)        --
 Transfer gain
  (loss) and
  transfer fees...      539,868      (1,474)
 Transfers (to)
  from the
  Guarantee
  Account.........   13,535,252     192,442
 Interfund
  transfers.......    5,524,978      (4,404)
                    ------------ ------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   45,346,338   1,535,535
                    ------------ ------------
Increase
 (decrease) in net
 assets...........   46,350,112   1,565,127
Net assets at
 beginning of
 year.............    1,565,127         --
                    ------------ ------------
Net assets at end
 of period........   47,915,239   1,565,127
                    ============ ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                        Rydex Variable Trust
                    ------------------------------
                              OTC Fund
                    ------------------------------
                                    Period from
                     Year ended   July 14, 2000 to
                    December 31,    December 31,
                        2001            2000
                    ------------  ----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $   (66,950)        (5,772)
 Net realized gain
  (loss)..........     (617,106)       (39,423)
 Unrealized
  appreciation
  (depreciation)
  on investments..     (896,601)      (545,912)
 Capital gain
  distributions...          --          19,314
                    -----------      ---------
  Increase
   (decrease) in
   net assets from
   operations.....   (1,580,657)      (571,793)
                    -----------      ---------
From capital
 transactions:
 Net premiums.....    3,397,592      2,598,026
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...      (28,289)           --
 Surrenders.......     (154,968)        (9,084)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........         (711)           --
 Transfer gain
  (loss) and
  transfer fees...        7,435         (2,093)
 Transfers (to)
  from the
  Guarantee
  Account.........    2,020,494        335,224
 Interfund
  transfers.......      162,820         12,190
                    -----------      ---------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...    5,404,373      2,934,263
                    -----------      ---------
Increase
 (decrease) in net
 assets...........    3,823,716      2,362,470
Net assets at
 beginning of
 year.............    2,362,470            --
                    -----------      ---------
Net assets at end
 of period........  $ 6,186,186      2,362,470
                    ===========      =========
                                           Alliance Variable Products Series Fund, Inc.
                    -------------------------------------------------------------------------------------------
                     Growth and Income Portfolio    Premier Growth Portfolio           Quasar Portfolio
                    ----------------------------- ----------------------------- -------------------------------
                                   Period from                   Period from
                     Year ended  July 25, 2000 to  Year ended  July 14, 2000 to  Year ended     Period from
                    December 31,   December 31,   December 31,   December 31,   December 31, August 11, 2000 to
                        2001           2000           2001           2000           2001     December 31, 2000
                    ------------ ---------------- ------------ ---------------- ------------ ------------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......     (297,148)       (3,606)       (244,816)      (12,850)       (35,451)        (1,187)
 Net realized gain
  (loss)..........     (575,527)       (3,951)       (905,062)      (79,574)      (267,565)       (10,030)
 Unrealized
  appreciation
  (depreciation)
  on investments..     (817,306)       51,645      (2,097,646)     (397,329)        23,695        (17,204)
 Capital gain
  distributions...      775,214           --          809,253           --         117,347            --
                    ------------ ---------------- ------------ ---------------- ------------ ------------------
  Increase
   (decrease) in
   net assets from
   operations.....     (914,767)       44,088      (2,438,271)     (489,753)      (161,974)       (28,421)
                    ------------ ---------------- ------------ ---------------- ------------ ------------------
From capital
 transactions:
 Net premiums.....   36,549,497     1,474,889      14,294,217     5,531,325      2,282,587        386,918
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...     (190,368)      (20,176)       (137,550)          --          (2,767)           --
 Surrenders.......     (725,995)       (2,804)       (437,191)      (13,361)       (44,425)        (1,833)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........       (1,101)          --           (2,512)          --             (93)           --
 Transfer gain
  (loss) and
  transfer fees...      881,234          (238)        255,611        (3,636)       127,121            495
 Transfers (to)
  from the
  Guarantee
  Account.........   20,922,680       141,518       9,759,357       589,750      1,452,601         76,137
 Interfund
  transfers.......    3,362,004        18,070         (97,465)      365,321        302,716          1,452
                    ------------ ---------------- ------------ ---------------- ------------ ------------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   60,797,951     1,611,259      23,634,467     6,469,399      4,117,740        463,169
                    ------------ ---------------- ------------ ---------------- ------------ ------------------
Increase
 (decrease) in net
 assets...........   59,883,184     1,655,347      21,196,196     5,979,646      3,955,766        434,748
Net assets at
 beginning of
 year.............    1,655,347           --        5,979,646           --         434,748            --
                    ------------ ---------------- ------------ ---------------- ------------ ------------------
Net assets at end
 of period........   61,538,531     1,655,347      27,175,842     5,979,646      4,390,514        434,748
                    ============ ================ ============ ================ ============ ==================

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              Prudential Series Fund, Inc.
                          --------------------------------------------------------------------
                           SP Prudential U.S.       SP Jennison
                            Emerging Growth    International Growth     Prudential Jennison
                               Portfolio             Portfolio               Portfolio
                          -------------------- --------------------- -------------------------
                          Period from July 9,  Period from August 6,
                          2001 to December 31, 2001 to December 31,  Period from September 17,
                                  2001                 2001          2001 to December 31, 2001
                          -------------------- --------------------- -------------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............        $  (477)                 (66)                   (151)
 Net realized gain
  (loss)................            (55)                 (41)                     13
 Unrealized appreciation
  (depreciation) on
  investments...........         (2,492)                (856)                  5,488
 Capital gain
  distributions.........            --                   --                      --
                                -------               ------                  ------
  Increase (decrease) in
   net assets from
   operations...........         (3,024)                (963)                  5,350
                                -------               ------                  ------
From capital
 transactions:
 Net premiums...........         86,374               18,469                  34,302
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........            --                   --                      --
 Surrenders.............            --                  (293)                    --
 Cost of insurance and
  administrative expense
  (note 4)..............            --                   --                      --
 Transfer gain (loss)
  and transfer fees.....         (1,382)                 (26)                    (44)
 Transfers (to) from the
  Guarantee Account.....            --                   --                      --
 Interfund transfers....            --                   --                      665
                                -------               ------                  ------
  Increase (decrease) in
   net assets from
   capital
   transactions.........         84,992               18,150                  34,923
                                -------               ------                  ------
Increase (decrease) in
 net assets.............         81,968               17,187                  40,273
Net assets at beginning
 of year................            --                   --                      --
                                -------               ------                  ------
Net assets at end of
 period.................        $81,968               17,187                  40,273
                                =======               ======                  ======

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                         Notes to Financial Statements

                               December 31, 2001

(1) Description of Entity

  GE Life & Annuity Separate Account 4 is a separate investment account established in 1987 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity life insurance policies issued by GE Life & Annuity. GE Life and Annuity Assurance Company is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is, directly or indirectly, a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

  During 2001, MFS Variable Insurance Trust changed the name of its MFS Growth Series to MFS Investors Growth Stock Series and its MFS Growth With Income Series to MFS Investors Trust Series. In addition, AIM Variable Insurance Funds changed the name of its AIM V.I. Telecommunications Fund to AIM V.I. New Technology Fund.

  Also during 2001, the Janus Aspen Series High Yield Portfolio was removed as an investment subdivision in the Account.

  During May 2001, 4 new investment subdivisions were added to the Account for Type III policies (see note 2). The Equity Portfolio, SP Prudential U.S. Emerging Growth Portfolio, SP Jennison International Growth Portfolio, and Prudential Jennison Portfolio each invests in a designated portfolio of the Prudential Series Fund, Inc.

  In June 2000, 33 new investment subdivisions were added to the Account (see note 2). The Value Equity and Small-Cap Value Equity Funds each invests in a designated portfolio of the GE Investments Funds, Inc. The Global Securities Fund/VA and the Main Street Growth & Income Fund/VA each invests in a designated portfolio of the Oppenheimer Variable Account Funds -- Class 2 Shares. The Equity-Income and Growth Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund -- Service Class 2. The Contrafund Portfolio invests in a designated portfolio of the Variable Insurance Products Fund II -- Service Class 2. The Growth & Income and Mid Cap Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund III -- Service Class 2. The International Small Company Fund II invests in a designated portfolio of the Federated Insurance Series. The High Income Bond Fund II invests in a designated portfolio of the Federated Insurance Series -- Service Shares. The Aggressive Growth, Growth, Capital Appreciation, Worldwide Growth, International Growth, and Balanced Portfolios each invests in a designated portfolio of the Janus Aspen Series -- Service Shares. The Growth and Value Funds each invests solely in a designated portfolio of the AIM Variable Insurance Funds. The MFS Growth Series, the MFS Growth With Income Series, the MFS New Discovery Series, and the MFS Utility Series each invests in a designated portfolio of the MFS Variable Insurance Trust. The Dreyfus Investment Portfolios -- Emerging Markets Portfolio and The Dreyfus Socially Responsible Growth Fund, Inc. each invests solely in designated portfolios of Dreyfus. The Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios each invests in a designated portfolio of the PIMCO Variable Insurance Trust. The OTC Fund invests in a designated portfolio of the Rydex Variable Trust. The Growth and Income, Premier Growth, and Quasar Portfolios each invests in a designated portfolio of the Alliance Variable Products Series Fund, Inc.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

  In October 2000, the Alger American Fund changed the name of its Growth Portfolio to the LargeCap Growth Portfolio.

  In May 2000, GE Investments Funds, Inc. changed the name of its Value Equity Fund to the Mid-Cap Value Equity Fund.

  In April 2000, 12 new investment subdivisions were added to the Account. The Global Life Sciences Portfolio and the Global Technology Portfolio each invests solely in a designated portfolio of the Janus Aspen Series -- Service Shares. The Mid Cap Portfolio invests solely in a designated portfolio of the Variable Insurance Products Fund III. The Equity Income and High Yield Portfolios each invests in a designated portfolio of the Janus Aspen Series. The AIM V.I. Capital Appreciation, AIM V.I. Capital Development, AIM V.I. Global Utilities, AIM V.I. Government Securities, AIM V.I. Growth and Income, AIM V.I. Aggressive Growth, and AIM V.I. Telecommunications Funds each invests in a designated portfolio of the AIM Variable Insurance Funds.

  All designated portfolios described above are series type mutual funds.

  Contractholders may transfer cash values between the Account's portfolios and the Guarantee Account that is part of the general account of GE Life & Annuity. In addition, certain contractholders elect to deposit premiums in the general account of GE Life and Annuity and, over a period up to one year, periodically and systematically transfer those premiums to the subaccount of their choice (i.e., dollar-cost average the unit purchases). Amounts transferred to the Guarantee Account earn interest at the interest rate in effect at the time of such transfer and remain in effect for the guarantee period, after which a new rate may be declared. Such transfers are reflected in the Statements of Changes in Net Assets as Transfers (to) from the Guarantee Account and in the Capital Transactions footnote as units exchanged.

(2) Summary of Significant Accounting Policies

 (a) Unit Classes

  There are seven unit classes included in the Account. Type I units are sold under policy forms P1140. Type II units are sold under policy forms P1143 and P1150. Type III are sold under policy form P1152. Type IV units are sold under policy form P1151. Type V units are sold under policy form P1153. Types VI and VII units are sold under policy form P1154.

 (b) Investments

  Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable period.

 (c) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. The account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

 (d) Use of Estimates

  Financial statements prepared in conformity with generally accepted accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Purchases and Sales of Investments

  The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2001 were:

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                  Cost of        Proceeds
                                                   Shares          from
Fund/Portfolio                                    Acquired     Shares Sold
--------------                                 -------------- --------------
GE Investment Funds, Inc.:
 S&P 500 Index Fund..........................  $  236,567,752 $  210,195,210
 Money Market Fund...........................   2,454,011,304  2,233,670,714
 Total Return Fund...........................      48,407,331     37,922,237
 International Equity Fund...................     156,645,504    153,436,965
 Real Estate Securities Fund.................      85,185,950     69,352,745
 Global Income Fund..........................       1,828,438      1,645,143
 Mid-Cap Value Equity Fund...................     116,797,378     50,961,341
 Income Fund.................................      81,855,597     48,043,489
 U.S. Equity Fund............................      49,367,514     24,467,958
 Premier Growth Equity Fund..................      58,962,170     34,802,908
 Value Equity Fund...........................      12,496,946      3,595,645
 Small-Cap Value Equity Fund.................      25,953,128      6,723,981
Oppenheimer Variable Account Funds:
 Bond Fund/VA................................     103,031,744     57,306,583
 Capital Appreciation Fund/VA................     141,605,182    111,623,079
 Aggressive Growth Fund/VA...................     149,455,928    166,106,284
 High Income Fund/VA.........................      50,833,661     52,103,820
 Multiple Strategies Fund/VA.................      47,883,292     34,881,053
Oppenheimer Variable Account Funds -- Class 2
 Shares:
 Global Securities Fund/VA...................      31,508,973     12,785,794
 Main Street Growth & Income Fund/VA.........      22,673,688      2,861,140
Variable Insurance Products Fund:
 Equity-Income Portfolio.....................     212,849,862    208,959,547
 Growth Portfolio............................     158,578,725    197,034,098
 Overseas Portfolio..........................     399,722,449    413,487,424
Variable Insurance Products Fund II:
 Asset Manager Portfolio.....................      42,849,736     95,606,322
 Contrafund Portfolio........................      79,874,315    127,571,499
Variable Insurance Products Fund III:
 Growth & Income Portfolio...................      46,084,919     39,146,858
 Growth Opportunities Portfolio..............      16,899,414     28,807,073
 Mid Cap Portfolio...........................          36,909         17,493
Variable Insurance Products Fund -- Service
 Class 2:
 Equity-Income Portfolio.....................      47,784,371     15,514,360
 Growth Portfolio............................      33,882,918      5,959,599
Variable Insurance Products Fund II --
  Service Class 2:
 Contrafund Portfolio........................      27,438,610      3,748,896
Variable Insurance Products Fund III --
  Service Class 2:
 Growth & Income Portfolio...................      17,538,061      5,974,436
 Mid Cap Portfolio...........................      32,874,747      5,380,287
Federated Insurance Series:
 American Leaders Fund II....................      41,104,956     34,929,078
 High Income Bond Fund II....................     103,868,007    103,530,134
 Utility Fund II.............................      15,058,452     17,230,312
 International Small Company Fund II.........      42,916,929     41,104,463

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                      Cost of      Proceeds
                                                       Shares        from
Fund/Portfolio                                        Acquired   Shares Sold
--------------                                      ------------ ------------
Federated Insurance Series -- Service Shares:
 High Income Bond Fund II.......................... $ 14,663,078 $  7,648,496
Alger American Fund:
 Small Capitalization Portfolio....................   90,359,866  104,960,599
 LargeCap Growth Portfolio.........................  116,350,218  114,393,591
PBHG Insurance Series Fund, Inc.:
 PBHG Large Cap Growth Portfolio...................   26,094,011   24,377,116
 PBHG Growth II Portfolio..........................   96,557,221  102,713,077
Janus Aspen Series:
 Aggressive Growth Portfolio.......................   98,606,851  160,643,838
 Growth Portfolio..................................  126,424,956  240,311,588
 Worldwide Growth Portfolio........................  181,322,414  329,486,606
 Balanced Portfolio................................  162,154,345  177,500,393
 Flexible Income Portfolio.........................   68,904,476   53,208,764
 International Growth Portfolio....................  408,742,492  445,574,717
 Capital Appreciation Portfolio....................   76,649,886  138,475,643
 Equity Income Portfolio...........................        1,959          312
 High Yield Portfolio..............................           75        1,186
Janus Aspen Series -- Service Shares:
 Global Life Sciences Portfolio....................   34,249,990   37,229,201
 Global Technology Portfolio.......................   32,539,307   21,037,650
 Aggressive Growth Portfolio.......................   24,347,511   11,565,300
 Growth Portfolio..................................   30,516,042    9,836,964
 Capital Appreciation Portfolio....................   21,944,234    6,083,379
 Worldwide Growth Portfolio........................   29,296,708    7,223,694
 International Growth Portfolio....................  120,251,604  105,611,977
 Balanced Portfolio................................   64,553,648   16,706,077
Goldman Sachs Variable Insurance Trust:
 Growth and Income Fund............................    9,685,518    5,750,871
 Mid Cap Value Fund................................  172,185,673  102,688,722
Salomon Brothers Variable Series Funds Inc.:
 Strategic Bond Fund...............................   26,368,516   11,087,925
 Investors Fund....................................   82,375,376   48,340,558
 Total Return Fund.................................   14,036,172    5,665,160
AIM Variable Insurance Funds:
 AIM V.I. Capital Appreciation Fund................   28,429,607   12,446,161
 AIM V.I. Aggressive Growth Fund...................        8,663        1,042
 AIM V.I. New Technology Fund......................      219,953      141,880
 AIM V.I. Growth Fund..............................   10,707,648    3,417,870
 AIM V.I. Value Fund...............................   39,920,882    8,227,412
 AIM V.I. Capital Development Fund.................        9,915        4,913
 AIM V.I. Growth and Income Fund...................        7,831        7,190
 AIM V.I. Global Utilities Fund....................       15,690       13,382
 AIM V.I. Government Securities Fund...............        9,265          224
MFS Variable Insurance Trust:
 MFS Investors Growth Stock Series.................   17,521,329    2,515,205

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                       Cost of    Proceeds
                                                       Shares       from
Fund/Portfolio                                        Acquired   Shares Sold
--------------                                       ----------- -----------
 MFS Investors Trust Series......................... $11,765,034 $ 1,164,700
 MFS New Discovery Series...........................  12,585,911   2,277,917
 MFS Utility Series.................................  18,059,718   2,224,806
Dreyfus:
 Dreyfus Investment Portfolios-Emerging Markets
  Portfolio.........................................  10,334,891   7,696,107
 The Dreyfus Socially Responsible Growth Fund,
  Inc...............................................  10,450,358   3,871,598
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio.............................   4,688,328   2,120,620
 Long-Term U.S. Government Bond Portfolio...........  31,988,029   9,222,035
 High Yield Bond Portfolio..........................  18,147,688   5,338,065
 Total Return Bond Portfolio........................  59,157,468  12,854,764
Rydex Variable Trust:
 OTC Fund...........................................   7,019,793   1,687,004
Alliance Variable Products Series Fund, Inc.:
 Growth and Income Portfolio........................  70,733,666   9,372,386
 Premier Growth Portfolio...........................  29,520,901   5,101,406
 Quasar Portfolio...................................   6,310,246   2,114,186
Prudential Series Fund, Inc.:
 SP Prudential U.S. Emerging Growth Portfolio.......      84,989         432
 SP Jennison International Growth Portfolio.........      18,442         350
 Prudential Jennison Portfolio......................      34,924         131

(4) Related Party Transactions

  Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable deferred annuity products, less deductions retained as compensation for premium taxes. For policies issued on or after May 1, 1993, the deduction for premium taxes will be deferred until surrender. A charge is deducted monthly from Type I policies to reimburse GE Life & Annuity for certain distribution expenses. In addition, charges are assessed to cover certain partial surrenders, certain administrative expenses, and the mortality and expense risk that GE Life & Annuity assumes. The surrender charges are assessed to cover certain expenses relating to the sale of a policy. The basis points charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. The stated dollar fees assessed to cover certain other administrative expenses are assessed by surrendering units. The table below discloses the fees described above by unit type.

                 Distribution              Surrender              Administrative      Mortality and Expense
Unit Type          Expense                  Charges              Expense Charges          Risk Charges
---------        ------------              ---------             ---------------      ---------------------
    I       .20% for the first ten  6% or less within six              $30                    1.15%
              years following a     years of any premium
               premium payment      payment
   II                --             6% or less within seven  $25, if account value is         1.25%
                                    years of any premium      less than $75,000, plus
                                    payment                            .15%
   III               --             8% or less within eight  $25, if account value is         1.30%
                                    years of any premium      less than $10,000, plus
                                    payment                            .25%
   IV                --                        --            $25, if account value is         1.35%
                                                              less than $25,000, plus
                                                                       .25%
    V                --                        --                      0.35%                  0.40%
   VI                --             6% or less within six          $30 plus .15%              1.35%
                                    years of any premium
                                    payment
   VII               --             6% or less within six          $30 plus .15%              1.55%
                                    years of any premium
                                    payment

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


  For Type III unit contracts, transfers from the guarantee account include approximately $27.7 and $58.8 million of payments by GE Life and Annuity in the form of bonus credits for the years ended December 31, 2001 and 2000, respectively.

  Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies issued by GE Life & Annuity. Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

  GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income Fund, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .65% for the Value Equity, Mid-Cap Value Equity and Premier Growth Equity Funds, .80% for the Small-Cap Value Equity Fund, and .55% for the U.S. Equity Fund.

(5) Capital Transactions

  The increase (decrease) in outstanding units and amounts by type and by subaccount from capital transactions with contractholders for each of the years or lesser periods in the two year period ended December 31, 2001 is as follows:

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                      GE Investments Funds, Inc.
                         -------------------------------------------------------------------------------------------
                                S&P 500                   Money                   Total             International
                              Index Fund               Market Fund             Return Fund           Equity Fund
                         ----------------------  ------------------------  ---------------------  ------------------
                          Units      $ Amount      Units       $ Amount     Units     $ Amount     Units   $ Amount
                         --------  ------------  ----------  ------------  --------  -----------  -------  ---------
Type I Units:
 Units Purchased........    3,945  $    227,062      29,524  $    494,362     2,411  $    91,720        1  $       6
 Units Redeemed......... (190,013)  (10,813,162) (3,288,192)  (54,902,105)  (95,836)  (3,606,128) (25,891)  (577,216)
 Units Exchanged........  (72,968)     (124,039)  1,726,844      (155,118)  (41,064)     (40,316) (73,785)    (5,675)
                         --------  ------------  ----------  ------------  --------  -----------  -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... (259,036) $(10,710,139) (1,531,824) $(54,562,860) (134,489) $(3,554,724) (99,675) $(582,885)
                         ========  ============  ==========  ============  ========  ===========  =======  =========
 Units Purchased........    2,478       120,597      11,466       194,763       990       37,513      --         --
 Units Redeemed......... (184,777)   (8,988,581) (3,307,718)  (56,190,209)  (74,324)  (2,816,011) (18,592)  (330,548)
 Units Exchanged........  (35,256)   (1,715,045)  2,800,699    47,577,186    23,592      893,868  (15,402)  (273,848)
                         --------  ------------  ----------  ------------  --------  -----------  -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... (217,555) $(10,583,030)   (495,553) $ (8,418,261)  (49,742) $(1,884,629) (33,994) $(604,396)
                         ========  ============  ==========  ============  ========  ===========  =======  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                            GE Investments Funds, Inc. (continued)
                         ------------------------------------------------------------------------------------
                            Real Estate           Global            Mid-Cap Value
                          Securities Fund       Income Fund          Equity Fund            Income Fund
                         ------------------  ------------------  ---------------------  ---------------------
                          Units   $ Amount    Units   $ Amount    Units     $ Amount     Units     $ Amount
                         -------  ---------  -------  ---------  --------  -----------  --------  -----------
Type I Units:
 Units Purchased........    (878) $  53,044       46  $     450     2,346  $    37,915       738  $     7,823
 Units Redeemed.........  15,223   (910,735) (18,024)  (180,823)  (99,897)  (1,601,472) (231,047)  (2,430,811)
 Units Exchanged........ (14,909)    (8,235) (12,713)      (791)  (11,459)     (13,530)   (3,539)     (23,965)
                         -------  ---------  -------  ---------  --------  -----------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....    (564) $(865,927) (30,691) $(181,164) (109,010) $(1,577,087) (233,848) $(2,446,953)
                         =======  =========  =======  =========  ========  ===========  ========  ===========
 Units Purchased........     148      2,853       49        500       655       11,748     3,439       39,991
 Units Redeemed......... (45,295)  (876,267)  (3,609)   (37,126)  (84,583)  (1,516,669) (192,208)  (2,235,396)
 Units Exchanged........   9,750    188,632    9,542     98,171   143,699    2,576,677   262,753    3,055,845
                         -------  ---------  -------  ---------  --------  -----------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... (35,397) $(684,782)   5,982  $  61,546    59,771  $ 1,071,756    73,984  $   860,440
                         =======  =========  =======  =========  ========  ===========  ========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                             GE Investments Funds, Inc.
                                     (continued)                     Oppenheimer Variable Account Funds
                         --------------------------------------  ---------------------------------------------
                               U.S.           Premier Growth                                   Capital
                            Equity Fund         Equity Fund          Bond Fund/VA       Appreciation Fund/VA
                         ------------------  ------------------  ---------------------  ----------------------
                          Units   $ Amount    Units   $ Amount    Units     $ Amount     Units      $ Amount
                         -------  ---------  -------  ---------  --------  -----------  --------  ------------
Type I Units:
 Units Purchased........     895  $  11,642      850  $   9,920     2,739  $    59,417     2,529  $    171,235
 Units Redeemed.........  (6,809)   (85,350) (23,499)  (271,942) (195,959)  (4,217,384) (164,413)  (10,999,214)
 Units Exchanged........  96,104     (3,224)  55,247     (2,325)  (14,960)     (32,820)    6,379      (136,527)
                         -------  ---------  -------  ---------  --------  -----------  --------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  90,190  $ (76,932)  32,598  $(264,347) (208,180) $(4,190,787) (155,505) $(10,964,506)
                         =======  =========  =======  =========  ========  ===========  ========  ============
 Units Purchased........     307      3,150    3,367     23,028       497       10,882       756        43,332
 Units Redeemed......... (14,975)  (153,821) (23,597)  (161,400) (140,878)  (3,081,287) (151,512)   (8,684,307)
 Units Exchanged........ (10,207)  (104,855)  13,805     94,425   103,062    2,254,166    33,229     1,904,614
                         -------  ---------  -------  ---------  --------  -----------  --------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... (24,875) $(255,526)  (6,425) $ (43,947)  (37,319) $  (816,239) (117,527) $ (6,736,361)
                         =======  =========  =======  =========  ========  ===========  ========  ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                          Oppenheimer Variable Account Funds (continued)
                  --------------------------------------------------------------------
                       Aggressive                 High                 Multiple
                     Growth Fund/VA          Income Fund/VA       Strategies Fund/VA
                  ----------------------  ---------------------  ---------------------
                   Units      $ Amount     Units     $ Amount     Units     $ Amount
                  --------  ------------  --------  -----------  --------  -----------
Type I Units:
 Units
  Purchased......    5,842  $    494,773     4,410  $   140,092     3,230  $   104,285
 Units Redeemed.. (403,930)  (33,885,739) (299,450)  (9,434,365) (235,216)  (7,530,769)
 Units
  Exchanged......   31,718      (317,812)  (97,492)     (77,775)  (65,398)     (65,952)
                  --------  ------------  --------  -----------  --------  -----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000....... (366,370) $(33,708,778) (392,532) $(9,372,047) (297,384) $(7,492,437)
                  ========  ============  ========  ===========  ========  ===========
 Units
  Purchased......    3,133       151,508     2,911       90,832       955       31,286
 Units Redeemed.. (259,641)  (12,555,828) (171,460)  (5,350,588) (158,243)  (5,176,877)
 Units
  Exchanged...... (134,670)   (6,512,438)   (1,564)     (48,790)   13,215      432,313
                  --------  ------------  --------  -----------  --------  -----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001....... (391,178) $(18,916,758) (170,113) $(5,308,546) (144,073) $(4,713,278)
                  ========  ============  ========  ===========  ========  ===========
                        Variable Insurance Products Fund
                  -------------------------------------------------
                          Equity-
                     Income Portfolio         Growth Portfolio
                  ------------------------- -----------------------
                    Units       $ Amount     Units      $ Amount
                  ----------- ------------- --------- -------------
Type I Units:
 Units
  Purchased......     12,748  $    542,422    11,056  $    820,665
 Units Redeemed..   (988,456)  (41,690,669) (719,665)  (52,918,360)
 Units
  Exchanged......   (380,685)     (368,817)  (64,035)     (501,023)
                  ----------- ------------- --------- -------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000....... (1,356,393) $(41,517,064) (772,644) $(52,598,718)
                  =========== ============= ========= =============
 Units
  Purchased......      8,604       382,089     3,873       216,200
 Units Redeemed..   (611,518)  (27,152,448) (455,514)  (25,424,932)
 Units
  Exchanged......     19,551       868,073  (162,787)   (9,086,165)
                  ----------- ------------- --------- -------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001.......   (583,363) $(25,902,287) (614,428) $(34,294,897)
                  =========== ============= ========= =============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                   Variable Insurance
                        Products
                    Fund (continued)           Variable Insurance Products Fund II
                  ----------------------  ------------------------------------------------
                                                   Asset
                   Overseas Portfolio        Manager Portfolio      Contrafund Portfolio
                  ----------------------  ------------------------  ----------------------
                   Units      $ Amount      Units       $ Amount     Units      $ Amount
                  --------  ------------  ----------  ------------  --------  ------------
Type I Units:
 Units
  Purchased......    7,571  $    241,479      36,673  $  1,107,798    15,081  $    471,259
 Units Redeemed.. (487,154)  (15,394,793) (2,680,732)  (80,156,029) (639,294)  (19,812,454)
 Units
  Exchanged...... (102,270)     (143,619)   (522,301)     (820,933)  (74,444)     (166,590)
                  --------  ------------  ----------  ------------  --------  ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000....... (581,853) $(15,296,932) (3,166,360) $(79,869,165) (698,657) $(19,507,785)
                  ========  ============  ==========  ============  ========  ============
 Units
  Purchased......    1,169        27,779      14,846       410,193     3,626        95,889
 Units Redeemed.. (280,695)   (6,666,954) (1,793,031)  (49,541,082) (341,020)   (9,019,421)
 Units
  Exchanged...... (124,293)   (2,952,161)   (297,872)   (8,230,133) (151,022)   (3,994,278)
                  --------  ------------  ----------  ------------  --------  ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001....... (403,819) $ (9,591,336) (2,076,057) $(57,361,021) (488,416) $(12,917,810)
                  ========  ============  ==========  ============  ========  ============
                    Variable Insurance Products Fund III
                  ---------------------------------------------
                                                Growth
                        Growth &            Opportunities
                    Income Portfolio          Portfolio
                  ---------------------- ----------------------
                   Units     $ Amount     Units     $ Amount
                  --------- ------------ --------- ------------
Type I Units:
 Units
  Purchased......    1,926  $    31,625     3,181  $    46,620
 Units Redeemed.. (134,276)  (2,185,679) (116,507)  (1,693,162)
 Units
  Exchanged......  (76,301)     (19,120) (112,658)     (14,301)
                  --------- ------------ --------- ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000....... (208,651) $(2,173,174) (225,984) $(1,660,843)
                  ========= ============ ========= ============
 Units
  Purchased......      675       10,080       501        5,646
 Units Redeemed..  (91,456)  (1,364,681)  (48,972)    (552,256)
 Units
  Exchanged......   27,585      411,609   (30,599)    (345,062)
                  --------- ------------ --------- ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001.......  (63,196) $  (942,992)  (79,070) $  (891,672)
                  ========= ============ ========= ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                    Federated Insurance Series
                  -------------------------------------------------------------------
                        American             High Income
                    Leaders Fund II          Bond Fund II         Utility Fund II
                  ---------------------  ---------------------  ---------------------
                   Units     $ Amount     Units     $ Amount     Units     $ Amount
                  --------  -----------  --------  -----------  --------  -----------
Type I Units:
 Units
  Purchased......      835  $    14,319       319  $     5,668     3,240  $    59,429
 Units Redeemed..  (94,586)  (1,608,723)  (71,936)  (1,269,466)  (97,076)  (1,766,896)
 Units
  Exchanged......  (54,843)     (14,983)   (9,397)     (11,320)  (11,102)     (13,902)
                  --------  -----------  --------  -----------  --------  -----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000....... (148,594) $(1,609,387)  (81,014) $(1,275,118) (104,938) $(1,721,369)
                  ========  ===========  ========  ===========  ========  ===========
 Units
  Purchased......      528        8,635     1,105       16,447     1,034       16,640
 Units Redeemed..  (66,334)  (1,087,156)  (29,123)    (433,602)  (45,201)    (727,791)
 Units
  Exchanged......   34,776      569,957  (127,025)  (1,891,248)  (12,738)    (205,097)
                  --------  -----------  --------  -----------  --------  -----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001.......  (31,030) $  (508,564) (155,043) $(2,308,402)  (56,905) $  (916,248)
                  ========  ===========  ========  ===========  ========  ===========
                             Alger American Fund
                  ---------------------------------------------
                         Small
                     Capitalization            LargeCap
                       Portfolio           Growth Portfolio
                  ---------------------- ----------------------
                   Units     $ Amount     Units     $ Amount
                  --------- ------------ --------- ------------
Type I Units:
 Units
  Purchased......    6,120  $    84,706    11,332  $   291,531
 Units Redeemed.. (233,167)  (3,186,792) (223,755)  (5,691,663)
 Units
  Exchanged......   86,263      (40,577)  (64,202)     (64,602)
                  --------- ------------ --------- ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000....... (140,784) $(3,142,663) (276,625) $(5,464,735)
                  ========= ============ ========= ============
 Units
  Purchased......    1,146       10,280     2,865       53,000
 Units Redeemed.. (196,344)  (1,761,732) (196,705)  (3,638,796)
 Units
  Exchanged...... (111,834)  (1,003,445)  (43,476)    (804,251)
                  --------- ------------ --------- ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001....... (307,032) $(2,754,896) (237,316) $(4,390,046)
                  ========= ============ ========= ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                             PBHG Insurance Series Fund, Inc.                      Janus Aspen Series
                         -------------------------------------------  ------------------------------------------------
                             PBHG Large                PBHG
                             Cap Growth             Growth II              Aggressive
                              Portfolio             Portfolio           Growth Portfolio         Growth Portfolio
                         --------------------  ---------------------  ----------------------  ------------------------
                          Units    $ Amount     Units     $ Amount     Units      $ Amount      Units       $ Amount
                         -------  -----------  --------  -----------  --------  ------------  ----------  ------------
Type I Units:
 Units Purchased........     868  $    27,151     2,883  $    94,043    13,572  $    691,164      26,900  $    966,494
 Units Redeemed......... (20,094)    (614,904)  (62,738)  (2,026,654) (402,912)  (20,291,639)   (898,626)  (31,968,683)
 Units Exchanged........ 155,998      (13,428)  213,604      (20,099)   76,251      (227,731)     71,791      (317,759)
                         -------  -----------  --------  -----------  --------  ------------  ----------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 136,772  $  (601,181)  153,749  $(1,952,710) (313,089) $(19,828,206)   (799,935) $(31,319,948)
                         =======  ===========  ========  ===========  ========  ============  ==========  ============
 Units Purchased........     640       11,702     1,894       23,956     6,153       174,897      13,588       346,082
 Units Redeemed......... (41,886)    (766,584)  (77,412)    (978,615) (250,697)   (7,125,993)   (669,164)  (17,044,025)
 Units Exchanged........ (34,172)    (625,432)  (30,911)    (390,766) (213,186)   (6,059,740)   (376,738)   (9,595,741)
                         -------  -----------  --------  -----------  --------  ------------  ----------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... (75,418) $(1,380,314) (106,429) $(1,345,425) (457,730) $(13,010,836) (1,032,314) $(26,293,684)
                         =======  ===========  ========  ===========  ========  ============  ==========  ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                     Janus Aspen Series (continued)
                         ----------------------------------------------------------------------------------------------
                                Worldwide                                        Flexible            International
                            Growth Portfolio        Balanced Portfolio       Income Portfolio       Growth Portfolio
                         ------------------------  ----------------------  ---------------------  ---------------------
                           Units       $ Amount     Units      $ Amount     Units     $ Amount     Units     $ Amount
                         ----------  ------------  --------  ------------  --------  -----------  --------  -----------
Type I Units:
 Units Purchased........     40,691  $  1,551,318    19,265  $    467,010     4,831  $    15,714   (11,129) $   246,567
 Units Redeemed.........   (926,797)  (34,907,598) (661,691)  (15,895,972) (127,570)  (6,447,192)  259,231   (5,007,075)
 Units Exchanged........     19,040      (426,392)   96,995      (144,239)   (7,253)     (64,559) (283,946)     (69,936)
                         ----------  ------------  --------  ------------  --------  -----------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....   (867,066) $(33,782,672) (545,431) $(15,573,200) (129,992) $(6,496,038)  (35,844) $(4,830,444)
                         ==========  ============  ========  ============  ========  ===========  ========  ===========
 Units Purchased........     10,091       331,978     7,982       179,568       (81)      21,232       347        6,720
 Units Redeemed.........   (627,415)  (20,641,241) (419,979)   (9,448,980)   13,665   (3,571,289) (172,962)  (3,352,582)
 Units Exchanged........   (430,315)  (14,156,856)  (62,919)   (1,415,600)   (2,968)     775,624  (147,077)  (2,850,852)
                         ----------  ------------  --------  ------------  --------  -----------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... (1,047,639) $(34,466,118) (474,916) $(10,685,011)   10,616  $(2,774,434) (319,692) $(6,196,714)
                         ==========  ============  ========  ============  ========  ===========  ========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                          Janus Aspen Series                                              Goldman Sachs Variable
                             (continued)        Janus Aspen Series -- Service Shares          Insurance Trust
                         ---------------------  ----------------------------------------  ------------------------
                               Capital                                      Global
                             Appreciation           Global Life           Technology            Growth and
                              Portfolio          Sciences Portfolio       Portfolio             Income Fund
                         ---------------------  ---------------------  -----------------  ------------------------
                          Units     $ Amount     Units     $ Amount     Units   $ Amount    Units       $ Amount
                         --------  -----------  --------  -----------  -------  --------  ----------  ------------
Type I Units:
 Units Purchased........    7,035  $   217,967     2,521  $    27,866    1,181  $ 11,787       4,858  $     45,066
 Units Redeemed......... (163,875)  (5,007,075)   (1,371)     (12,506)  (4,885)  (46,943)    (30,471)     (281,114)
 Units Exchanged........ (114,192)     (69,936)  319,696       (2,644) 196,023    (1,854)     16,814        (1,541)
                         --------  -----------  --------  -----------  -------  --------  ----------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... (271,032) $(4,859,044)  320,846  $    12,716  192,319  $(37,010)     (8,799) $   (237,589)
                         ========  ===========  ========  ===========  =======  ========  ==========  ============
 Units Purchased........    6,834      145,164       655        6,237    5,001     9,000         847         7,186
 Units Redeemed......... (157,840)  (3,352,582)  (17,867)    (170,167) (43,551)  (78,377)    (11,455)      (97,306)
 Units Exchanged........ (126,749)  (2,692,223) (102,729)    (978,417)  (3,176)   (5,716)     15,779       134,047
                         --------  -----------  --------  -----------  -------  --------  ----------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contrtactholders
  during the year ended
  December 31, 2001..... (277,755) $(5,899,641) (119,941) $(1,142,346) (41,726) $(75,093)      5,171  $     43,927
                         ========  ===========  ========  ===========  =======  ========  ==========  ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                            Goldman Sachs
                         Variable Insurance
                          Trust (continued)         Salomon Brothers Variable Series Funds, Inc.
                         --------------------  -----------------------------------------------------------
                               Mid Cap             Strategic                                  Total
                             Value Fund            Bond Fund         Investors Fund        Return Fund
                         --------------------  ------------------  -------------------  ------------------
                          Units     $ Amount    Units   $ Amount    Units    $ Amount    Units   $ Amount
                         --------  ----------  -------  ---------  -------  ----------  -------  ---------
Type I Units:
 Units Purchased........      473  $    5,318      148  $   1,500        6  $      100       47  $     400
 Units Redeemed.........  (43,089)   (481,508) (17,332)  (174,027) (13,784)   (200,773) (23,079)  (193,974)
 Units Exchanged........  159,748      (3,598)   5,677       (931) 124,404      (1,370)  25,376       (463)
                         --------  ----------  -------  ---------  -------  ----------  -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  117,132  $ (479,788) (11,507) $(173,458) 110,626  $ (202,044)   2,344  $(194,037)
                         ========  ==========  =======  =========  =======  ==========  =======  =========
 Units Purchased........    6,985      80,700      135      1,482    1,126      17,419      262      3,019
 Units Redeemed......... (143,331) (1,655,937) (16,348)  (180,138) (72,213) (1,117,432)  (1,414)   (16,333)
 Units Exchanged........  427,655   4,940,798   52,531    578,846  248,648   3,847,616   23,088    266,785
                         --------  ----------  -------  ---------  -------  ----------  -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  291,309  $3,365,561   36,318  $ 400,189  177,561  $2,747,603   21,936  $ 253,472
                         ========  ==========  =======  =========  =======  ==========  =======  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                       GE Investments Funds, Inc.
                         ----------------------------------------------------------------------------------------------
                                S&P 500                    Money                   Total              International
                               Index Fund               Market Fund             Return Fund            Equity Fund
                         -----------------------  ------------------------  ---------------------  --------------------
                           Units      $ Amount      Units       $ Amount     Units     $ Amount     Units    $ Amount
                         ---------  ------------  ----------  ------------  --------  -----------  -------  -----------
Type II Units:
 Units Purchased........   840,276  $ 48,036,897  10,838,087  $107,474,773   102,672  $ 3,882,213   94,226  $ 1,697,330
 Units Redeemed.........  (546,831)  (31,261,217) (5,788,747)  (57,403,516) (121,690)  (4,601,319) (48,305)    (870,146)
 Units Exchanged........   872,013    49,851,170  (6,354,311)  (63,011,868)  169,619    6,413,593  126,369    2,276,320
                         ---------  ------------  ----------  ------------  --------  -----------  -------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 1,165,458  $ 66,626,850  (1,304,971) $(12,940,610)  150,601  $ 5,694,487  172,290  $ 3,103,505
                         =========  ============  ==========  ============  ========  ===========  =======  ===========
 Units Purchased........   205,417     8,797,487     995,943    16,304,531    50,980    1,802,767   21,557      307,475
 Units Redeemed.........  (811,758)  (34,765,409) (4,617,591)  (75,594,432) (224,767)  (7,948,272) (97,263)  (1,387,323)
 Units Exchanged........    42,687     1,828,150   8,254,272   135,130,450   243,314    8,604,131   86,651    1,235,963
                         ---------  ------------  ----------  ------------  --------  -----------  -------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  (563,654) $(24,139,773)  4,632,624  $ 75,840,549    69,527  $ 2,458,626   10,945  $   156,116
                         =========  ============  ==========  ============  ========  ===========  =======  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                               GE Investments Funds, Inc. (continued)
                         -----------------------------------------------------------------------------------------
                             Real Estate             Global                Mid-Cap
                           Securities Fund         Income Fund        Value Equity Fund          Income Fund
                         ---------------------  ------------------  ----------------------  ----------------------
                          Units     $ Amount     Units   $ Amount     Units     $ Amount      Units     $ Amount
                         --------  -----------  -------  ---------  ---------  -----------  ---------  -----------
Type II Units:
 Units Purchased........   60,720  $ 1,100,666   11,119  $ 126,089    301,492  $ 4,653,094    122,514  $ 1,372,111
 Units Redeemed.........  (78,204)  (1,417,601) (25,033)  (283,865)  (256,018)  (3,951,266)  (247,698)  (2,774,121)
 Units Exchanged........  461,452    8,364,688   23,762    269,447    474,558    7,324,093    431,371    4,831,184
                         --------  -----------  -------  ---------  ---------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  443,968  $ 8,047,753    9,848  $ 111,671    520,032  $ 8,025,920    306,187  $ 3,429,174
                         ========  ===========  =======  =========  =========  ===========  =========  ===========
 Units Purchased........   54,583    1,217,029    2,700     39,907    130,038    2,195,607     67,697      802,746
 Units Redeemed......... (121,111)  (2,700,386) (19,656)  (290,435)  (316,422)  (5,342,583)  (487,107)  (5,776,124)
 Units Exchanged........  220,461    4,915,572   16,311    240,998  1,008,337   17,025,138  1,862,021   22,079,887
                         --------  -----------  -------  ---------  ---------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  153,933  $ 3,432,215     (645) $  (9,530)   821,953  $13,878,163  1,442,611  $17,106,508
                         ========  ===========  =======  =========  =========  ===========  =========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                           GE Investments Funds, Inc. (continued)           Oppenheimer Variable Account Funds
                         ---------------------------------------------  ---------------------------------------------
                                                                                                      Capital
                                                   Premier Growth                                   Appreciation
                           U.S. Equity Fund          Equity Fund             BondFund/VA              Fund/VA
                         ---------------------  ----------------------  ----------------------  ---------------------
                          Units     $ Amount      Units     $ Amount      Units     $ Amount     Units     $ Amount
                         --------  -----------  ---------  -----------  ---------  -----------  --------  -----------
Type II Units:
 Units Purchased........  422,758  $ 5,265,104    538,199  $ 6,246,335    138,479  $ 2,920,472   328,072  $21,972,322
 Units Redeemed......... (112,125)  (1,396,428)   (92,533)  (1,073,936)  (239,077)  (5,042,053) (295,218) (19,771,964)
 Units Exchanged........  665,603    8,289,536    879,383   10,206,113    131,768    2,778,948   389,499   26,086,384
                         --------  -----------  ---------  -----------  ---------  -----------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  976,236  $12,158,212  1,325,049  $15,378,512     31,170  $   657,367   422,353  $28,286,742
                         ========  ===========  =========  ===========  =========  ===========  ========  ===========
 Units Purchased........  141,595    1,650,038     53,061      659,613     62,392    1,460,206   172,350    6,041,604
 Units Redeemed......... (188,273)  (2,193,989)  (141,813)  (1,762,902)  (330,615)  (7,737,605) (513,437) (17,998,228)
 Units Exchanged........  719,936    8,389,604    162,333    2,017,988  1,166,313   27,296,004   288,190   10,102,348
                         --------  -----------  ---------  -----------  ---------  -----------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  673,258  $ 7,845,653     73,581  $   914,699    898,090  $21,018,605   (52,897) $(1,854,275)
                         ========  ===========  =========  ===========  =========  ===========  ========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                          Oppenheimer Variable Account Funds (continued)
                  --------------------------------------------------------------------
                       Aggressive                 High                 Multiple
                     Growth Fund/VA          Income Fund/VA       Strategies Fund/VA
                  ----------------------  ----------------------  --------------------
                   Units      $ Amount     Units      $ Amount     Units     $ Amount
                  --------  ------------  --------  ------------  --------  ----------
Type II Units:
 Units
  Purchased......  230,852  $ 21,455,049    94,575  $  2,913,494    81,676  $2,540,315
 Units Redeemed.. (218,505)  (20,307,574) (528,634)  (16,285,315)  (95,093) (2,957,630)
 Units
  Exchanged......  352,784    32,787,271  (224,329)   (6,910,772)   73,020   2,271,121
                  --------  ------------  --------  ------------  --------  ----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000.......  365,131  $ 33,934,745  (658,388) $(20,282,592)   59,603  $1,853,806
                  ========  ============  ========  ============  ========  ==========
 Units
  Purchased......   80,848     3,551,370    35,885     1,059,085    41,397   1,357,313
 Units Redeemed.. (351,991)  (15,461,857) (396,020)  (11,687,850) (187,284) (6,140,625)
 Units
  Exchanged...... (330,688)  (14,526,102)   54,919     1,620,855   292,423   9,587,887
                  --------  ------------  --------  ------------  --------  ----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001....... (601,831) $(26,436,589) (305,216) $ (9,007,909)  146,536  $4,804,574
                  ========  ============  ========  ============  ========  ==========
                        Variable Insurance Products Fund
                  -------------------------------------------------
                          Equity-
                     Income Portfolio         Growth Portfolio
                  ------------------------- -----------------------
                    Units       $ Amount     Units      $ Amount
                  ----------- ------------- --------- -------------
Type II Units:
 Units
  Purchased......    261,767  $ 10,702,261   550,437  $ 40,715,767
 Units Redeemed..   (952,563)  (38,945,244) (458,787)  (33,936,417)
 Units
  Exchanged......   (367,760)  (15,035,723)  558,530    41,314,440
                  ----------- ------------- --------- -------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000....... (1,058,556) $(43,278,705)  650,180  $ 48,093,791
                  =========== ============= ========= =============
 Units
  Purchased......    131,257     5,392,206   122,705     6,199,177
 Units Redeemed.. (1,225,456)  (50,343,228) (598,721)  (30,247,753)
 Units
  Exchanged......    423,461    17,396,301  (190,777)   (9,638,200)
                  ----------- ------------- --------- -------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001.......   (670,738) $(27,554,722) (666,793) $(33,686,775)
                  =========== ============= ========= =============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                   Variable Insurance
                        Products
                    Fund (continued)          Variable Insurance Products Fund II
                  ---------------------  ------------------------------------------------
                        Overseas                 Asset                 Contrafund
                       Portfolio           Manager Portfolio            Portfolio
                  ---------------------  ----------------------  ------------------------
                   Units     $ Amount     Units      $ Amount      Units       $ Amount
                  --------  -----------  --------  ------------  ----------  ------------
Type II Units:
 Units
  Purchased......   76,740  $ 3,196,903   116,824  $  3,413,340     618,320  $ 26,876,531
 Units Redeemed.. (114,584)  (4,773,412) (303,745)   (8,874,800)   (621,297)  (27,005,964)
 Units
  Exchanged......   86,294    3,594,849     7,853       229,451     530,621    23,064,574
                  --------  -----------  --------  ------------  ----------  ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000.......   48,450  $ 2,018,341  (179,068) $ (5,232,008)    527,644  $ 22,935,140
                  ========  ===========  ========  ============  ==========  ============
 Units
  Purchased......   26,790      580,087    31,708       836,419     128,742     3,268,004
 Units Redeemed.. (185,218)  (4,010,721) (458,265)  (12,088,457) (1,129,540)  (28,672,301)
 Units
  Exchanged......  (68,514)  (1,483,618)  (15,225)     (401,625)   (685,023)  (17,388,665)
                  --------  -----------  --------  ------------  ----------  ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001....... (226,942) $(4,914,252) (441,782) $(11,653,663) (1,685,821) $(42,792,962)
                  ========  ===========  ========  ============  ==========  ============
                    Variable Insurance Products Fund III
                  ---------------------------------------------
                                                Growth
                        Growth &            Opportunities
                    Income Portfolio          Portfolio
                  ---------------------- ----------------------
                   Units     $ Amount     Units     $ Amount
                  --------- ------------ --------- ------------
Type II Units:
 Units
  Purchased......  447,592  $ 7,524,150   388,853  $ 5,413,866
 Units Redeemed.. (297,730)  (5,004,935) (298,459)  (4,155,341)
 Units
  Exchanged......  375,094    6,305,441  (357,471)  (4,976,936)
                  --------- ------------ --------- ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000.......  524,956  $ 8,824,656  (267,077) $(3,718,411)
                  ========= ============ ========= ============
 Units
  Purchased......  149,772    1,741,297    62,648      706,910
 Units Redeemed.. (523,637)  (6,087,974) (275,660)  (3,110,470)
 Units
  Exchanged......  185,280    2,154,124  (584,068)  (6,590,460)
                  --------- ------------ --------- ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001....... (188,585) $(2,192,553) (797,080) $(8,994,020)
                  ========= ============ ========= ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                    Federated Insurance Series
                  -------------------------------------------------------------------
                        American             High Income
                    Leaders Fund II          Bond Fund II         Utility Fund II
                  ---------------------  ---------------------  ---------------------
                   Units     $ Amount     Units     $ Amount     Units     $ Amount
                  --------  -----------  --------  -----------  --------  -----------
Type II Units:
 Units
  Purchased......  272,106  $ 4,605,737   120,842  $ 2,098,615   146,590  $ 2,761,945
 Units Redeemed.. (338,825)  (5,735,043) (243,681)  (4,231,922) (166,848)  (3,143,637)
 Units
  Exchanged...... (159,043)  (2,691,999)  (53,755)    (933,538)   80,726    1,520,988
                  --------  -----------  --------  -----------  --------  -----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000....... (225,762) $(3,821,305) (176,594) $(3,066,845)   60,468  $ 1,139,297
                  ========  ===========  ========  ===========  ========  ===========
 Units
  Purchased......  166,996    1,272,091    26,804      417,043    31,815      474,184
 Units Redeemed.. (813,036)  (6,193,318) (241,572)  (3,758,512) (239,832)  (3,574,529)
 Units
  Exchanged......  624,425    4,756,574     1,697       26,398    10,621      158,297
                  --------  -----------  --------  -----------  --------  -----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001.......  (21,615) $  (164,653) (213,071) $(3,315,071) (197,396) $(2,942,047)
                  ========  ===========  ========  ===========  ========  ===========
                               Alger American Fund
                  -------------------------------------------------
                          Small
                     Capitalization              LargeCap
                        Portfolio            Growth Portfolio
                  ----------------------- -------------------------
                    Units     $ Amount      Units       $ Amount
                  ---------- ------------ ----------- -------------
Type II Units:
 Units
  Purchased......   717,919  $12,459,012   1,337,918  $ 34,879,435
 Units Redeemed..  (430,162)  (7,465,185)   (602,177)  (15,698,703)
 Units
  Exchanged......   960,439   16,667,793   1,171,805    30,548,855
                  ---------- ------------ ----------- -------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000....... 1,248,196  $21,661,621   1,907,546  $ 49,729,587
                  ========== ============ =========== =============
 Units
  Purchased......   196,011    1,546,638     231,334     4,032,079
 Units Redeemed..  (688,627)  (5,433,645)   (965,907)  (16,835,516)
 Units
  Exchanged......   (63,502)    (501,066)   (677,763)  (11,813,240)
                  ---------- ------------ ----------- -------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001.......  (556,118) $(4,388,073) (1,412,336) $(24,616,677)
                  ========== ============ =========== =============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                              PBHG Insurance Series Fund, Inc.                         Janus Aspen Series
                         ----------------------------------------------  --------------------------------------------------
                              PBHG Large                 PBHG                  Aggressive
                         Cap Growth Portfolio     Growth II Portfolio       Growth Portfolio          Growth Portfolio
                         ----------------------  ----------------------  ------------------------  ------------------------
                           Units     $ Amount      Units     $ Amount      Units       $ Amount      Units       $ Amount
                         ---------  -----------  ---------  -----------  ----------  ------------  ----------  ------------
Type II Units:
 Units Purchased........   487,795  $13,993,838    589,568  $15,718,876   1,201,898  $ 69,415,865   1,691,481  $ 62,376,167
 Units Redeemed.........   (91,457)  (2,623,697)  (117,390)  (3,129,796)   (578,318)  (33,400,884)   (929,407)  (34,273,418)
 Units Exchanged........ 1,029,285   29,528,130  1,129,155   30,105,200   1,381,326    79,778,608   1,974,521    72,813,768
                         ---------  -----------  ---------  -----------  ----------  ------------  ----------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 1,425,623  $40,898,272  1,601,333  $42,694,279   2,004,906  $115,793,589   2,736,595  $100,916,517
                         =========  ===========  =========  ===========  ==========  ============  ==========  ============
 Units Purchased........   110,567    3,122,503    159,537    1,688,843     168,344     4,280,488     212,666     5,095,102
 Units Redeemed.........  (118,855)  (3,356,565)  (220,669)  (2,335,988)   (607,422)  (15,444,953) (1,351,342)  (32,375,814)
 Units Exchanged........   141,804    4,004,668   (264,710)  (2,802,208)   (667,603)  (16,975,234) (1,281,148)  (30,694,096)
                         ---------  -----------  ---------  -----------  ----------  ------------  ----------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....   133,516  $ 3,770,606   (325,842) $(3,449,352) (1,106,681) $(28,139,698) (2,419,824) $(57,974,808)
                         =========  ===========  =========  ===========  ==========  ============  ==========  ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                    Janus Aspen Series (continued)
                     ----------------------------------------------------------------------------------------------------
                            Worldwide                                           Flexible              International
                        Growth Portfolio         Balanced Portfolio         Income Portfolio         Growth Portfolio
                     ------------------------  ------------------------  -----------------------  -----------------------
                       Units       $ Amount      Units       $ Amount      Units      $ Amount      Units      $ Amount
                     ----------  ------------  ----------  ------------  ----------  -----------  ---------  ------------
Type II Units:
 Units Purchased....  1,238,935  $ 62,141,778   1,883,372  $ 45,557,439     318,910  $ 2,980,192  1,316,719  $ 31,293,458
 Units Redeemed.....   (998,809)  (50,097,716) (1,003,621)  (24,276,888)    (97,182)  (9,536,150)  (419,610)  (14,606,477)
 Units Exchanged....  1,112,263    55,788,334   3,238,888    78,346,400      49,287    4,836,443    831,749    28,952,906
                     ----------  ------------  ----------  ------------  ----------  -----------  ---------  ------------
 Net increase
  (decrease) from
  capital
  transactions with
  contractholders
  during the year
  ended December 31,
  2000..............  1,352,389  $ 67,832,396   4,118,639  $ 99,626,951     271,015  $(1,719,515) 1,728,858  $ 45,639,887
                     ==========  ============  ==========  ============  ==========  ===========  =========  ============
 Units Purchased....    205,131     6,438,344     460,179     9,636,427     504,916    1,632,201     88,713     2,132,981
 Units Redeemed..... (1,436,252)  (45,078,902) (1,778,492)  (37,242,757) (2,832,490)  (9,156,347)  (589,609)  (14,176,302)
 Units Exchanged.... (1,559,693)  (48,953,264)    402,048     8,419,158   2,656,216    8,586,518   (235,984)   (5,673,917)
                     ----------  ------------  ----------  ------------  ----------  -----------  ---------  ------------
 Net increase
  (decrease) from
  capital
  transactions with
  contractholders
  during the year
  ended December 31,
  2001.............. (2,790,814) $(87,593,822)   (916,265) $(19,187,172)    328,642  $ 1,062,373   (736,880) $(17,717,239)
                     ==========  ============  ==========  ============  ==========  ===========  =========  ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                                                                     Goldman Sachs
                           Janus Aspen Series                                                      Variable Insurance
                               (continued)            Janus Aspen Series -- Service Shares               Trust
                         ------------------------  ----------------------------------------------  -------------------
                                 Capital                Global Life               Global               Growth and
                         Appreciation Portfolio     Sciences Portfolio     Technology Portfolio       Income Fund
                         ------------------------  ----------------------  ----------------------  -------------------
                           Units       $ Amount      Units     $ Amount      Units     $ Amount     Units    $ Amount
                         ----------  ------------  ---------  -----------  ---------  -----------  -------  ----------
Type II Units:
 Units Purchased........  1,433,677  $ 45,834,519    252,937  $ 2,801,648    412,502  $ 4,029,588  118,384  $1,062,357
 Units Redeemed.........   (456,882)  (14,606,477)   (17,416)    (192,909)   (22,916)    (223,857) (57,666)   (517,484)
 Units Exchanged........  1,376,886    44,018,915  1,009,738   11,184,335    944,061    9,222,175  130,991   1,175,501
                         ----------  ------------  ---------  -----------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  2,353,681  $ 75,246,957  1,245,259  $13,793,074  1,333,647  $13,027,905  191,709  $1,720,373
                         ==========  ============  =========  ===========  =========  ===========  =======  ==========
 Units Purchased........    213,871     4,427,658     68,155      572,197     98,599      684,830   51,219     432,057
 Units Redeemed.........   (684,766)  (14,176,302)   (88,022)    (738,991)  (122,973)    (854,126) (50,589)   (426,748)
 Units Exchanged........ (1,014,100)  (20,994,308)  (206,803)  (1,736,221)   492,101    3,417,965  177,533   1,497,592
                         ----------  ------------  ---------  -----------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... (1,484,995) $(30,742,952)  (226,670) $(1,903,015)   467,727  $ 3,248,669  178,163  $1,502,901
                         ==========  ============  =========  ===========  =========  ===========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                           Goldman Sachs Variable
                         Insurance Trust (continued)          Salomon Brothers Variable Series Funds, Inc.
                         ----------------------------- ----------------------------------------------------------------
                                   Mid Cap                 Strategic                                      Total
                                 Value Fund                Bond Fund           Investors Fund          Return Fund
                         ----------------------------- -------------------  ----------------------  -------------------
                            Units         $ Amount      Units    $ Amount     Units     $ Amount     Units    $ Amount
                         ------------  --------------- -------  ----------  ---------  -----------  -------  ----------
Type II Units:
 Units Purchased........      297,612  $    2,924,470  121,504  $1,266,650    101,138  $ 1,495,645   36,127  $  391,109
 Units Redeemed.........      (68,385)       (671,983) (40,351)   (420,651)    (9,905)    (146,467)  (9,687)   (104,874)
 Units Exchanged........    1,383,576      13,595,628  229,690   2,394,490    572,629    8,468,162   70,815     766,649
                         ------------  --------------  -------  ----------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....    1,612,803  $   15,848,115  310,843  $3,240,489    663,862  $ 9,817,339   97,255  $1,052,884
                         ============  ==============  =======  ==========  =========  ===========  =======  ==========
 Units Purchased........      210,514       2,394,849   67,246     744,854     82,588    1,259,341   42,888     473,282
 Units Redeemed.........     (376,931)     (4,288,045) (74,631)   (826,655)  (166,194)  (2,534,211) (19,811)   (218,615)
 Units Exchanged........    3,004,590      34,180,887  618,837   6,854,603  1,213,642   18,506,226  303,004   3,343,796
                         ------------  --------------  -------  ----------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....    2,838,173  $   32,287,691  611,452  $6,772,802  1,130,036  $17,231,355  326,081  $3,598,463
                         ============  ==============  =======  ==========  =========  ===========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                        GE Investments Funds, Inc.
                         -----------------------------------------------------------------------------------------------
                                S&P 500                                                                International
                              Index Fund             Money Market Fund         Total Return Fund        Equity Fund
                         ----------------------  --------------------------  ----------------------  -------------------
                           Units     $ Amount       Units       $ Amount       Units     $ Amount     Units    $ Amount
                         ---------  -----------  -----------  -------------  ---------  -----------  -------  ----------
Type III Units:
 Units Purchased........ 5,774,481  $64,851,753   30,441,494  $ 329,086,578    964,040  $10,701,059  272,185  $3,248,727
 Units Redeemed.........  (460,222)  (5,168,635)    (817,149)    (8,833,758)  (110,314)  (1,224,522) (11,335)   (135,282)
 Units Exchanged........ 1,575,234   17,691,060  (28,707,392)  (310,340,135)   403,559    4,479,590  135,685   1,619,515
                         ---------  -----------  -----------  -------------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 6,889,493  $77,374,178      916,953  $   9,912,684  1,257,285  $13,956,127  396,535  $4,732,960
                         =========  ===========  ===========  =============  =========  ===========  =======  ==========
 Units Purchased........ 2,553,534   25,029,790   12,465,899    136,355,080    300,167    3,308,496  113,660   1,071,027
 Units Redeemed.........  (877,295)  (8,599,263)  (2,108,822)   (23,066,814)  (171,788)  (1,893,481) (29,651)   (279,403)
 Units Exchanged........   821,227    8,049,684   (1,748,633)   (19,137,917)   410,875    4,528,734   47,180     444,581
                         ---------  -----------  -----------  -------------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 2,497,466  $24,480,211    8,607,444  $  94,150,349    539,254  $ 5,943,749  131,189  $1,236,205
                         =========  ===========  ===========  =============  =========  ===========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                     GE Investments Funds, Inc. (continued)
                         -------------------------------------------------------------------
                            Real Estate              Mid-Cap
                          Securities Fund       Value Equity Fund          Income Fund
                         -------------------  ----------------------  ----------------------
                          Units    $ Amount     Units     $ Amount      Units     $ Amount
                         -------  ----------  ---------  -----------  ---------  -----------
Type III Units:
 Units Purchased........ 151,448  $1,793,173    797,484  $ 8,721,424    334,910  $ 3,420,009
 Units Redeemed......... (23,766)   (281,394)   (70,098)    (766,600)   (32,062)    (327,405)
 Units Exchanged........ 555,644   6,578,906    329,731    3,605,992    241,816    2,469,371
                         -------  ----------  ---------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 683,326  $8,090,686  1,057,117  $11,560,816    544,664  $ 5,561,975
                         =======  ==========  =========  ===========  =========  ===========
 Units Purchased........  71,194   1,031,647  1,151,452   13,608,269    129,167    1,420,474
 Units Redeemed......... (62,399)   (904,207)  (173,059)  (2,045,280)  (106,660)  (1,172,958)
 Units Exchanged........ 362,817   5,257,498  1,707,360   20,178,193  1,019,097   11,207,220
                         -------  ----------  ---------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 371,612  $5,384,938  2,685,753  $31,741,182  1,041,604  $11,454,736
                         =======  ==========  =========  ===========  =========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                               GE Investments Funds, Inc. (continued)
                         ------------------------------------------------------------------------------------------
                                                    Premier Growth                                 Small-Cap
                           U.S. Equity Fund           Equity Fund        Value Equity Fund     Value Equity Fund
                         ----------------------  ----------------------  -------------------  ---------------------
                           Units     $ Amount      Units     $ Amount     Units    $ Amount    Units     $ Amount
                         ---------  -----------  ---------  -----------  -------  ----------  -------  ------------
Type III Units:
 Units Purchased........ 1,029,292  $11,792,434  1,703,469  $19,751,651      --   $      --       --   $        --
 Units Redeemed.........  (119,648)  (1,370,786)  (132,167)  (1,532,471)     --          --       --            --
 Units Exchanged........   326,770    3,743,750    624,052    7,235,845      --          --       --            --
                         ---------  -----------  ---------  -----------  -------  ----------  -------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 1,236,414  $14,165,398  2,195,354  $25,455,025      --   $      --       --   $        --
                         =========  ===========  =========  ===========  =======  ==========  =======  ============
 Units Purchased........   555,691    5,989,189    839,361    8,584,185  315,929   6,091,138  490,450     6,663,520
 Units Redeemed.........  (135,389)  (1,459,212)  (208,634)  (2,133,711)  (4,863)    (53,025)  (6,885)   (5,251,667)
 Units Exchanged........   428,486    4,618,166    720,232    7,365,829   64,334   1,238,092  281,265   (16,281,180)
                         ---------  -----------  ---------  -----------  -------  ----------  -------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....   848,788  $ 9,148,143  1,350,959  $13,816,303  375,400  $7,276,205  764,830  $(14,869,327)
                         =========  ===========  =========  ===========  =======  ==========  =======  ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                   Oppenheimer Variable Account Funds
                         ----------------------------------------------------------------------------------------------
                                                        Capital                Aggressive                 High
                             Bond Fund/VA        Appreciation Fund/VA        Growth Fund/VA          Income Fund/VA
                         ----------------------  ----------------------  ------------------------  --------------------
                           Units     $ Amount      Units     $ Amount      Units       $ Amount     Units    $ Amount
                         ---------  -----------  ---------  -----------  ----------  ------------  -------  -----------
Type III Units:
 Units Purchased........   561,154  $ 5,545,042  2,286,496  $32,454,999   1,962,697  $ 42,323,000  474,064  $ 4,705,224
 Units Redeemed.........   (64,209)    (634,480)  (103,260)  (1,465,683)   (116,047)   (2,502,413) (34,406)    (341,489)
 Units Exchanged........   249,151    2,461,986  2,025,983   28,757,233   1,270,321    27,392,808  192,027    1,905,917
                         ---------  -----------  ---------  -----------  ----------  ------------  -------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....   746,096  $ 7,372,548  4,209,219  $59,746,550   3,116,971  $ 67,213,395  631,685  $ 6,269,652
                         =========  ===========  =========  ===========  ==========  ============  =======  ===========
 Units Purchased........   197,623    2,135,586    521,828    9,103,643     449,277     4,624,388   52,567    1,470,396
 Units Redeemed.........  (195,466)  (2,112,284)  (215,429)  (3,758,310)   (222,429)   (2,289,452) (79,330)  (2,219,013)
 Units Exchanged........ 1,557,241   16,828,210     83,577    1,458,070  (1,077,502)  (11,090,682)  37,492    1,048,729
                         ---------  -----------  ---------  -----------  ----------  ------------  -------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 1,559,398  $16,851,512    389,976  $ 6,803,403    (850,654) $ (8,755,746)  10,729  $   300,112
                         =========  ===========  =========  ===========  ==========  ============  =======  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                         Oppenheimer Variable
                            Account Funds               Oppenheimer Variable               Variable Insurance
                              (continued)          Account Funds -- Class 2 Shares            Products Fund
                         ---------------------  ----------------------------------------  ----------------------
                                                                        Main Street
                               Multiple               Global          Growth & Income            Equity-
                          Strategies Fund/VA    Securities Fund/VA        Fund/Va           Income Portfolio
                         ---------------------  -------------------  -------------------  ----------------------
                          Units     $ Amount     Units    $ Amount    Units    $ Amount     Units     $ Amount
                         --------  -----------  -------  ----------  -------  ----------  ---------  -----------
Type III Units:
 Units Purchased........  433,524  $ 5,032,836      --   $      --       --   $      --   1,430,124  $15,114,627
 Units Redeemed.........  (23,186)    (269,167)     --          --       --          --    (164,064)  (1,733,954)
 Units Exchanged........  113,322    1,315,573      --          --       --          --     672,695    7,109,549
                         --------  -----------  -------  ----------  -------  ----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  523,660  $ 6,079,242      --   $      --       --   $      --   1,938,755  $20,490,221
                         ========  ===========  =======  ==========  =======  ==========  =========  ===========
 Units Purchased........   85,715    1,058,087  667,556   6,091,138  564,696   5,120,807    595,075    6,552,026
 Units Redeemed.........  (56,939)    (702,868)  (5,811)    (53,025)  (4,706)    (42,678)  (280,020)  (3,083,132)
 Units Exchanged........  395,503    4,882,177  135,688   1,238,092  124,843   1,132,099  1,516,424   16,696,465
                         --------  -----------  -------  ----------  -------  ----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  424,279  $ 5,237,397  797,433  $7,276,205  684,833  $6,210,228  1,831,479  $20,165,359
                         ========  ===========  =======  ==========  =======  ==========  =========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                             Variable Insurance Products Fund
                                        (continued)                       Variable Insurance Products Fund II
                         --------------------------------------------  --------------------------------------------
                                                                              Asset
                            Growth Portfolio      Overseas Portfolio    Manager Portfolio    Contrafund Portfolio
                         -----------------------  -------------------  --------------------  ----------------------
                           Units      $ Amount     Units    $ Amount    Units    $ Amount      Units     $ Amount
                         ----------  -----------  -------  ----------  -------  -----------  ---------  -----------
Type III Units:
 Units Purchased........  5,124,433  $66,565,118  525,888  $6,755,682  666,572  $ 7,124,795  3,706,126  $44,530,230
 Units Redeemed.........   (496,741)  (6,452,548) (26,780)   (344,013) (60,414)    (645,749)  (247,268)  (2,970,997)
 Units Exchanged........  2,031,135   26,383,938  147,773   1,898,321  194,454    2,078,463  1,375,698   16,529,435
                         ----------  -----------  -------  ----------  -------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  6,658,827  $86,496,507  646,881  $8,309,991  800,612  $ 8,557,508  4,834,556  $58,088,668
                         ==========  ===========  =======  ==========  =======  ===========  =========  ===========
 Units Purchased........    923,738    7,857,816   41,331     753,297  121,911    1,344,449    524,646    4,572,616
 Units Redeemed.........   (800,838)  (6,812,362) (23,464)   (427,653) (92,182)  (1,016,591)  (460,323)  (4,012,000)
 Units Exchanged........ (1,136,212)  (9,665,232) (39,607)   (721,878)  50,112      552,643   (426,066)  (3,713,429)
                         ----------  -----------  -------  ----------  -------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... (1,013,312) $(8,619,778) (21,740) $ (396,233)  79,841  $   880,501   (361,743) $(3,152,813)
                         ==========  ===========  =======  ==========  =======  ===========  =========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                                 Variable Insurance Products
                            Variable Insurance Products Fund III                   Fund -- Service Class 2
                         ----------------------------------------------  ----------------------------------------------
                            Growth & Income      Growth Opportunities        Equity Income
                               Portfolio               Portfolio               Portfolio           Growth Portfolio
                         ----------------------  ----------------------  ----------------------  ----------------------
                           Units     $ Amount      Units     $ Amount      Units     $ Amount      Units     $ Amount
                         ---------  -----------  ---------  -----------  ---------  -----------  ---------  -----------
Type III Units:
 Units Purchased........ 1,574,724  $16,275,002    823,186  $ 7,732,047        --   $       --         --   $       --
 Units Redeemed.........  (147,962)  (1,529,210)  (118,206)  (1,110,287)       --           --         --           --
 Units Exchanged........   366,962    3,792,607    533,118    5,007,484        --           --         --           --
                         ---------  -----------  ---------  -----------  ---------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 1,793,724  $18,538,399  1,238,098  $11,629,245        --   $       --         --   $       --
                         =========  ===========  =========  ===========  =========  ===========  =========  ===========
 Units Purchased........   332,793    3,293,038    189,318    1,298,709  1,217,963   12,164,917    990,425    8,045,931
 Units Redeemed.........  (241,900)  (2,393,640)  (147,086)  (1,008,997)   (31,766)    (317,275)   (13,844)    (112,464)
 Units Exchanged........   253,320    2,506,655   (955,304)  (6,553,308)   213,931    2,136,732    282,402    2,294,149
                         ---------  -----------  ---------  -----------  ---------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....   344,213  $ 3,406,052   (913,072) $(6,263,596) 1,400,128  $13,984,374  1,258,983  $10,227,616
                         =========  ===========  =========  ===========  =========  ===========  =========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                          Variable Insurance
                         Products Fund II --         Variable Insurance Products               Federated
                           Service Class 2           Fund III -- Service Class 2           Insurance Series
                         ---------------------  ----------------------------------------  --------------------
                                                 Growth & Income                           American Leaders
                         Contrafund Portfolio       Portfolio        Mid Cap Portfolio          Fund II
                         ---------------------  -------------------  -------------------  --------------------
                           Units     $ Amount    Units    $ Amount    Units    $ Amount    Units     $ Amount
                         ---------  ----------  -------  ----------  -------  ----------  --------  ----------
Type III Units:
 Units Purchased........       --   $      --       --   $      --       --   $      --    484,175  $5,005,436
 Units Redeemed.........       --          --       --          --       --          --    (63,860)   (660,189)
 Units Exchanged........       --          --       --          --       --          --    248,916   2,573,305
                         ---------  ----------  -------  ----------  -------  ----------  --------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....       --   $      --       --   $      --       --   $      --    669,231  $6,918,552
                         =========  ==========  =======  ==========  =======  ==========  ========  ==========
 Units Purchased........   882,087   7,892,763  368,065   3,318,924  739,016   7,311,807   191,920   2,060,330
 Units Redeemed.........   (14,311)   (128,054) (12,810)   (115,507)  (9,022)    (89,263) (117,971) (1,266,459)
 Units Exchanged........   184,475   1,650,649  145,025   1,307,724  193,297   1,912,478   366,986   3,939,708
                         ---------  ----------  -------  ----------  -------  ----------  --------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 1,052,251  $9,415,358  500,280  $4,511,141  923,291  $9,135,023   440,935  $4,733,579
                         =========  ==========  =======  ==========  =======  ==========  ========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                                                     Federated Insurance
                                                                                          Series --
                                Federated Insurance Series (continued)                  Service Shares
                         ----------------------------------------------------------  ---------------------
                                                                    International
                            High Income                             Small Company        High Income
                            Bond Fund II       Utility Fund II         Fund II           Bond Fund II
                         -------------------  -------------------  ----------------  ---------------------
                          Units    $ Amount    Units    $ Amount   Units   $ Amount   Units     $ Amount
                         -------  ----------  -------  ----------  ------  --------  --------  -----------
Type III Units:
 Units Purchased........ 405,619  $3,957,714  347,573  $3,565,438     --   $    --        --   $       --
 Units Redeemed......... (50,365)   (491,422) (27,498)   (282,078)    --        --        --           --
 Units Exchanged........  82,072     800,797  159,588   1,637,078     --        --        --           --
                         -------  ----------  -------  ----------  ------  --------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 437,326  $4,267,088  479,663  $4,920,439     --   $    --        --   $       --
                         =======  ==========  =======  ==========  ======  ========  ========  ===========
 Units Purchased........ 104,990     967,805   59,742     821,804  40,152   317,757   217,387    2,187,376
 Units Redeemed......... (96,040)   (885,305) (51,206)   (704,380)    (61)     (480)   (2,858)     (28,760)
 Units Exchanged........ 252,349   2,326,152    8,721     119,960  20,000   158,279    94,646      952,338
                         -------  ----------  -------  ----------  ------  --------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 261,299  $2,408,653   17,257  $  237,384  60,091  $475,556   309,175  $ 3,110,954
                         =======  ==========  =======  ==========  ======  ========  ========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                     Alger American Fund                               Janus Aspen Series
                         ----------------------------------------------  --------------------------------------------------
                                 Small
                            Capitalization             LargeCap                Aggressive
                               Portfolio           Growth Portfolio         Growth Portfolio          Growth Portfolio
                         ----------------------  ----------------------  ------------------------  ------------------------
                           Units     $ Amount      Units     $ Amount      Units       $ Amount      Units       $ Amount
                         ---------  -----------  ---------  -----------  ----------  ------------  ----------  ------------
Type III Units:
 Units Purchased........ 1,805,717  $25,545,421  4,061,228  $50,840,396   5,048,611  $111,149,383   8,254,239  $113,044,335
 Units Redeemed.........   (84,213)  (1,191,355)  (364,011)  (4,556,864)   (339,695)   (7,478,683)   (595,015)   (8,148,913)
 Units Exchanged........   684,204    9,679,418  1,298,114   16,250,414   1,310,591    28,853,743   2,040,239    27,941,696
                         ---------  -----------  ---------  -----------  ----------  ------------  ----------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 2,405,708  $34,033,484  4,995,331  $62,533,946   6,019,507  $132,524,444   9,699,463  $132,837,117
                         =========  ===========  =========  ===========  ==========  ============  ==========  ============
 Units Purchased........   110,521    2,099,332    798,200    5,582,819     740,285     6,663,520   1,158,750     9,398,402
 Units Redeemed.........   (59,350)  (1,127,335)  (732,510)  (5,123,364)   (583,435)   (5,251,667) (1,102,928)   (8,945,643)
 Units Exchanged........   (14,354)    (272,665)  (738,469)  (5,165,047) (1,808,760)  (16,281,180) (2,393,477)  (19,413,051)
                         ---------  -----------  ---------  -----------  ----------  ------------  ----------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....    36,817  $   699,332   (672,779) $(4,705,592) (1,651,910) $(14,869,327) (2,337,655) $(18,960,292)
                         =========  ===========  =========  ===========  ==========  ============  ==========  ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                      Janus Aspen Series (continued)
                         -----------------------------------------------------------------------------------------------
                                Worldwide                                        Flexible             International
                            Growth Portfolio        Balanced Portfolio       Income Portfolio       Growth Portfolio
                         ------------------------  ----------------------  ---------------------  ----------------------
                           Units       $ Amount      Units     $ Amount     Units     $ Amount      Units     $ Amount
                         ----------  ------------  ---------  -----------  --------  -----------  ---------  -----------
Type III Units:
 Units Purchased........  6,027,813  $ 94,887,306  5,549,805  $66,051,590   474,783  $ 4,775,926  2,722,775  $49,105,715
 Units Redeemed.........   (428,774)   (6,749,596)  (539,341)  (6,419,019)  (49,863)    (501,582)  (118,188)  (2,131,551)
 Units Exchanged........  1,485,027    23,376,664  1,795,002   21,363,406   319,660    3,215,517    712,898   12,857,235
                         ----------  ------------  ---------  -----------  --------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  7,084,066  $111,514,373  6,805,466  $80,995,978   744,580  $ 7,489,861  3,317,485  $59,831,399
                         ==========  ============  =========  ===========  ========  ===========  =========  ===========
 Units Purchased........    847,842     7,835,849    785,062   10,356,772   128,904    1,396,827    362,593    3,824,797
 Units Redeemed.........   (714,843)   (6,606,658)  (684,992)  (9,036,613) (122,777)  (1,330,431)  (217,925)  (2,298,772)
 Units Exchanged........ (1,838,200)  (16,988,861)   359,516    4,742,837   656,899    7,118,228   (619,846)  (6,538,416)
                         ----------  ------------  ---------  -----------  --------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... (1,705,201) $(15,759,670)   459,586  $ 6,062,996   663,026  $ 7,184,624   (475,178) $(5,012,391)
                         ==========  ============  =========  ===========  ========  ===========  =========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                               Janus Aspen
                           Series (continued)                   Janus Aspen Series -- Service Shares
                         ------------------------  -------------------------------------------------------------------
                                 Capital                Global Life               Global               Aggressive
                         Appreciation Portfolio     Sciences Portfolio     Technology Portfolio     Growth Portfolio
                         ------------------------  ----------------------  ----------------------  -------------------
                           Units       $ Amount      Units     $ Amount      Units     $ Amount     Units    $ Amount
                         ----------  ------------  ---------  -----------  ---------  -----------  -------  ----------
Type III Units:
 Units Purchased........  6,099,764  $ 92,094,418    546,951  $ 5,962,836    923,701  $ 9,311,200      --   $      --
 Units Redeemed.........   (492,593)   (7,437,171)   (36,174)    (394,373)   (70,990)    (715,603)     --          --
 Units Exchanged........    768,085    11,596,572  1,027,758   11,204,559    567,543    5,721,016      --          --
                         ----------  ------------  ---------  -----------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  6,375,256  $ 96,253,819  1,538,535  $16,773,022  1,420,254  $14,316,614      --   $      --
                         ==========  ============  =========  ===========  =========  ===========  =======  ==========
 Units Purchased........    638,460     5,932,930    291,929    2,880,181    415,117    2,692,677  448,596   2,973,595
 Units Redeemed.........   (859,638)   (7,988,239)   (48,775)    (481,223)   (46,595)    (302,242)  (3,377)    (22,387)
 Units Exchanged........ (1,735,306)  (16,125,432)  (690,072)  (6,808,255)   248,615    1,612,646  150,430     997,153
                         ----------  ------------  ---------  -----------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... (1,956,484) $(18,180,741)  (446,918) $(4,409,296)   617,137  $ 4,003,080  595,649  $3,948,361
                         ==========  ============  =========  ===========  =========  ===========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                      Janus Aspen Series -- Service Shares (continued)
                         ----------------------------------------------------------------------------------
                                                   Capital
                                                 Appreciation          Worldwide          International
                          Growth Portfolio        Portfolio         Growth Portfolio     Growth Portfolio
                         -------------------  -------------------  -------------------  -------------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount    Units    $ Amount
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
Type III Units
 Units Purchased........     --   $      --       --   $      --       --   $      --       --   $      --
 Units Redeemed.........     --          --       --          --       --          --       --          --
 Units Exchanged........     --          --       --          --       --          --       --          --
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....     --   $      --       --   $      --       --   $      --       --   $      --
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========
 Units Purchased........ 703,138   5,700,216  461,617   3,844,568  678,425   5,459,519  438,168   3,325,078
 Units Redeemed......... (13,012)   (105,485) (12,307)   (102,502)  (9,969)    (80,228)  (8,457)    (64,176)
 Units Exchanged........ 149,509   1,212,045   93,773     780,987  125,213   1,007,629   54,503     413,594
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 839,635  $6,806,776  543,083  $4,523,052  793,669  $6,386,920  484,214  $3,674,496
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                              Janus Aspen                                                      Salomon Brothers
                           Series -- Service                                                   Variable Series
                          Shares (continued)      Goldman Sachs Variable Insurance Trust          Funds Inc.
                         ----------------------  -------------------------------------------  -------------------
                                                     Growth and              Mid Cap              Strategic
                          Balanced Portfolio        Income Fund            Value Fund             Bond Fund
                         ----------------------  -------------------  ----------------------  -------------------
                           Units     $ Amount     Units    $ Amount     Units     $ Amount     Units    $ Amount
                         ---------  -----------  -------  ----------  ---------  -----------  -------  ----------
Type III Units:
 Units Purchased........       --   $       --   368,448  $3,757,412    642,274  $ 7,371,420  263,180  $2,682,620
 Units Redeemed.........       --           --   (12,740)   (129,922)   (40,604)    (466,023) (14,685)   (149,688)
 Units Exchanged........       --           --    84,068     857,328  1,863,060   21,382,452   73,938     753,668
                         ---------  -----------  -------  ----------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....       --   $       --   439,776  $4,484,818  2,464,730  $28,287,849  322,433  $3,286,600
                         =========  ===========  =======  ==========  =========  ===========  =======  ==========
 Units Purchased........ 1,378,227   13,360,692   74,320     663,761    558,203    8,172,485   90,540     977,051
 Units Redeemed.........   (39,335)    (381,310) (28,949)   (258,540)  (259,407)  (3,797,892) (40,306)   (434,955)
 Units Exchanged........   380,062    3,684,362  142,014   1,268,352  1,531,694   22,425,089  494,554   5,336,944
                         ---------  -----------  -------  ----------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 1,718,954  $16,663,744  187,385  $1,673,573  1,830,490  $26,799,681  544,788  $5,879,040
                         =========  ===========  =======  ==========  =========  ===========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                             Salomon Brothers Variable Series
                                 Funds, Inc. (continued)                  AIM Variable Insurance Funds
                         -------------------------------------------  ----------------------------------------
                                                                       AIM V.I. Capital         AIM V.I.
                            Investors Fund       Total Return Fund    Appreciation Fund       Growth Fund
                         ----------------------  -------------------  -------------------  -------------------
                           Units     $ Amount     Units    $ Amount    Units    $ Amount    Units    $ Amount
                         ---------  -----------  -------  ----------  -------  ----------  -------  ----------
Type III Units:
 Units Purchased........   548,934  $ 6,657,631  177,293  $1,802,965      --   $      --       --   $      --
 Units Redeemed.........   (30,514)    (370,082)  (9,550)    (97,118)     --          --       --          --
 Units Exchanged........ 1,109,594   13,457,503  105,593   1,073,814      --          --       --          --
                         ---------  -----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 1,628,014  $19,745,052  273,336  $2,779,660      --   $      --       --   $      --
                         =========  ===========  =======  ==========  =======  ==========  =======  ==========
 Units Purchased........   454,659    5,770,591  113,168   1,168,573  383,727   2,822,991  222,846   1,585,635
 Units Redeemed.........  (156,605)  (1,987,653) (18,152)   (187,433)  (4,824)    (35,488)  (5,651)    (40,210)
 Units Exchanged........   435,336    5,525,345  294,064   3,036,536  333,095   2,450,504   39,585     281,661
                         ---------  -----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....   733,390  $ 9,308,283  389,080  $4,017,676  711,998  $5,238,007  256,780  $1,827,086
                         =========  ===========  =======  ==========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                         AIM Variable Insurance
                            Funds (continued)                    MFS Variable Insurance Trust
                         ------------------------  -------------------------------------------------------------
                                                          MFS                  MFS                  MFS
                                                    Investors Growth     Investors Trust       New Discovery
                           AIM V.I. Value Fund        Stock Series            Series               Series
                         ------------------------  -------------------  -------------------  -------------------
                           Units       $ Amount     Units    $ Amount    Units    $ Amount    Units    $ Amount
                         ----------  ------------  -------  ----------  -------  ----------  -------  ----------
Type III Units:
 Units Purchased........        --   $        --       --   $      --       --   $      --       --   $      --
 Units Redeemed.........        --            --       --          --       --          --       --          --
 Units Exchanged........        --            --       --          --       --          --       --          --
                         ----------  ------------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....        --   $        --       --   $      --       --   $      --       --   $      --
                         ==========  ============  =======  ==========  =======  ==========  =======  ==========
 Units Purchased........  1,096,649     9,374,809  456,235   3,526,726  295,790   2,571,315  338,367   3,279,542
 Units Redeemed.........    (14,734)     (125,955)  (2,806)    (21,687)  (3,154)    (27,421)  (3,548)    (34,390)
 Units Exchanged........    157,852     1,349,410   92,787     717,254  122,030   1,060,819   87,460     847,679
                         ----------  ------------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  1,239,767  $ 10,598,265  546,216  $4,222,293  414,666  $3,604,712  422,279  $4,092,831
                         ==========  ============  =======  ==========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                            MFS Variable
                             Insurance                                              PIMCO Variable
                         Trust (continued)                Dreyfus                  Insurance Trust
                         -------------------  ----------------------------------  -------------------
                                                  Dreyfus
                                                Investments       The Dreyfus
                                               Portfolios --       Socially
                                                 Emerging         Responsible
                                                  Markets        Growth Fund,        Foreign Bond
                         MFS Utility Series      Portfolio           Inc.             Portfolio
                         -------------------  ----------------  ----------------  -------------------
                          Units    $ Amount   Units   $ Amount  Units   $ Amount   Units    $ Amount
                         -------  ----------  ------  --------  ------  --------  -------  ----------
Type III Units:
 Units Purchased........     --   $      --      --   $    --      --   $    --       --   $      --
 Units Redeemed.........     --          --      --        --      --        --       --          --
 Units Exchanged........     --          --      --        --      --        --       --          --
                         -------  ----------  ------  --------  ------  --------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....     --   $      --      --   $    --      --   $    --       --   $      --
                         =======  ==========  ======  ========  ======  ========  =======  ==========
 Units Purchased........ 409,061   3,666,400  40,694   394,667  35,592   294,532   99,677   1,054,164
 Units Redeemed.........  (7,154)    (64,123)   (485)   (4,705) (1,075)   (8,900)  (1,382)    (14,616)
 Units Exchanged........ 125,999   1,129,318  56,894   551,775  16,663   137,899   45,013     476,052
                         -------  ----------  ------  --------  ------  --------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 527,906  $4,731,594  97,103  $941,737  51,180  $423,531  143,308  $1,515,600
                         =======  ==========  ======  ========  ======  ========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                                             Rydex Variable
                                 PIMCO Variable Insurance Trust (continued)                      Trust
                         ----------------------------------------------------------------  -------------------
                           Long-Term U.S.
                             Government           High Yield           Total Return
                           Bond Portfolio       Bond Portfolio        Bond Portfolio            OTC Fund
                         -------------------  -------------------  ----------------------  -------------------
                          Units    $ Amount    Units    $ Amount     Units     $ Amount     Units    $ Amount
                         -------  ----------  -------  ----------  ---------  -----------  -------  ----------
Type III Units:
 Units Purchased........     --   $      --       --   $      --         --   $       --       --   $      --
 Units Redeemed.........     --          --       --          --         --           --       --          --
 Units Exchanged........     --          --       --          --         --           --       --          --
                         -------  ----------  -------  ----------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....     --   $      --       --   $      --         --   $       --       --   $      --
                         =======  ==========  =======  ==========  =========  ===========  =======  ==========
 Units Purchased........ 630,087   6,788,212  393,284   3,963,069  1,135,508   11,930,839  201,688   1,245,860
 Units Redeemed.........  (8,002)    (86,209)  (6,353)    (64,016)   (14,537)    (152,740)    (732)     (4,519)
 Units Exchanged........ 161,006   1,734,595  174,614   1,759,573    320,094    3,363,247   35,411     218,740
                         -------  ----------  -------  ----------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 783,091  $8,436,598  561,545  $5,658,626  1,441,065  $15,141,345  236,367  $1,460,081
                         =======  ==========  =======  ==========  =========  ===========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                Alliance Variable Products Series Fund, Inc.
                         ----------------------------------------------------------------
                              Growth and              Premier
                           Income Portfolio       Growth Portfolio     Quasar Portfolio
                         ----------------------  -------------------  -------------------
                           Units     $ Amount     Units    $ Amount    Units    $ Amount
                         ---------  -----------  -------  ----------  -------  ----------
Type III Units:
 Units Purchased........       --   $       --       --   $      --       --   $      --
 Units Redeemed.........       --           --       --          --       --          --
 Units Exchanged........       --           --       --          --       --          --
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....       --   $       --       --   $      --       --   $      --
                         =========  ===========  =======  ==========  =======  ==========
 Units Purchased........ 1,660,729   17,487,995  744,030   6,135,908  119,932   1,062,459
 Units Redeemed.........   (29,253)    (308,046) (17,920)   (147,785)    (835)     (7,397)
 Units Exchanged........   469,773    4,946,863  244,821   2,018,995   39,467     349,639
                         ---------  -----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 2,101,249  $22,126,811  970,931  $8,007,118  158,564  $1,404,701
                         =========  ===========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                               Prudential Series Fund, Inc. (continued)
                          -------------------------------------------------------
                                              SP Jennison
                           SP Prudential     International
                           U.S. Emerging         Growth           Prudential
                          Growth Portfolio     Portfolio      Jennison Portfolio
                          -----------------  ---------------  -------------------
                          Units   $ Amount   Units  $ Amount   Units    $ Amount
                          ------- ---------  -----  --------  -------- ----------
Type III Units:
 Units Purchased.........     --  $     --     --   $   --         --  $      --
 Units Redeemed..........     --        --     --       --         --         --
 Units Exchanged.........     --        --     --       --         --         --
                          ------- ---------  -----  -------   -------- ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended December
  31, 2000...............     --  $     --     --   $   --         --  $      --
                          ======= =========  =====  =======   ======== ==========
 Units Purchased.........   9,251    86,374  2,350   18,469      4,500     34,302
 Units Redeemed..........     --        --     (37)    (293)       --         --
 Units Exchanged.........     --        --     --       --          87        665
                          ------- ---------  -----  -------   -------- ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended December
  31, 2001...............   9,251 $  86,374  2,313  $18,176      4,587 $   34,968
                          ======= =========  =====  =======   ======== ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                    GE Investments Funds, Inc.
                         ----------------------------------------------------------------------------------------
                                                                                                 International
                          S&P 500 Index Fund       Money Market Fund      Total Return Fund       Equity Fund
                         ----------------------  -----------------------  -------------------  ------------------
                           Units     $ Amount      Units      $ Amount     Units    $ Amount    Units   $ Amount
                         ---------  -----------  ----------  -----------  -------  ----------  -------  ---------
Type IV Units:
 Units Purchased........ 1,005,103  $10,642,151   6,174,022  $64,844,674  197,106  $2,111,241   79,360  $ 818,461
 Units Redeemed.........   (64,798)    (686,089)   (300,044)  (3,151,303) (11,007)   (117,899)    (472)    (4,863)
 Units Exchanged........   269,630    2,854,872  (3,268,645) (34,330,009)  19,263     206,330    2,896     29,865
                         ---------  -----------  ----------  -----------  -------  ----------  -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 1,209,935  $12,810,935   2,605,333  $27,363,362  205,362  $2,199,673   81,784  $ 843,463
                         =========  ===========  ==========  ===========  =======  ==========  =======  =========
 Units Purchased........   536,600    4,864,201   4,478,650   49,482,442   73,171     762,006  (14,223)   291,867
 Units Redeemed.........  (279,131)  (2,530,277) (3,182,444) (35,161,289) (32,297)   (336,348)   4,717    (96,796)
 Units Exchanged........    73,108      662,708    (551,660)  (6,095,024)  48,237     502,348   34,420   (706,336)
                         ---------  -----------  ----------  -----------  -------  ----------  -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....   330,577  $ 2,996,632     744,546  $ 8,226,129   89,111  $  928,006   24,914  $(511,264)
                         =========  ===========  ==========  ===========  =======  ==========  =======  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                 GE Investments Funds, Inc. (continued)
                         -----------------------------------------------------------
                           Real Estate           Mid-Cap
                         Securities Fund    Value Equity Fund       Income Fund
                         -----------------  -------------------  -------------------
                          Units   $ Amount   Units    $ Amount    Units    $ Amount
                         -------  --------  -------  ----------  -------  ----------
Type IV Units:
 Units Purchased........  33,012  $350,405  186,211  $1,760,400  156,442  $1,324,193
 Units Redeemed.........    (451)   (4,786) (15,963)   (150,912)  (7,035)    (59,547)
 Units Exchanged........  27,028   286,882   12,764     120,669  (51,079)   (432,355)
                         -------  --------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  59,589  $632,501  183,012  $1,730,157   98,328  $  832,292
                         =======  ========  =======  ==========  =======  ==========
 Units Purchased........  15,089   174,801  125,376   1,303,370   30,848     341,760
 Units Redeemed......... (10,982) (127,225) (33,831)   (351,702) (34,089)   (377,668)
 Units Exchanged........  19,648   227,639  110,359   1,147,249   95,582   1,058,942
                         -------  --------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  23,755  $275,215  201,904  $2,098,917   92,341  $1,023,034
                         =======  ========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                             GE Investments Funds, Inc. (continued)
                           ----------------------------------------------------------------------------------
                                                     Premier                                  Small-Cap
                            U.S. Equity Fund    Growth Equity Fund   Value Equity Fund    Value Equity Fund
                           -------------------  -------------------  -------------------  -------------------
                            Units    $ Amount    Units    $ Amount    Units    $ Amount    Units    $ Amount
                           -------  ----------  -------  ----------  -------  ----------  -------  ----------
Type IV Units:
 Units Purchased.......... 150,282  $1,582,664  187,404  $2,154,879      --   $      --       --   $      --
 Units Redeemed........... (19,668)   (207,130)  (7,049)    (81,062)     --          --       --          --
 Units Exchanged..........  22,725     239,324   17,596     202,324      --          --       --          --
                           -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year
  ended December 31, 2000..153,339  $1,614,858  197,951  $2,276,141      --   $      --       --   $      --
                           =======  ==========  =======  ==========  =======  ==========  =======  ==========
 Units Purchased..........  73,970     689,750  105,946   1,108,717  119,692   1,127,172   46,732     542,446
 Units Redeemed........... (16,716)   (155,874) (28,579)   (299,080)    (201)     (1,884)    (743)     (8,620)
 Units Exchanged..........   1,547      14,426   47,772     499,932   (1,207)    (11,371)  63,003     731,331
                           -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year
  ended December 31, 2001.. 58,801  $  548,303  125,139  $1,309,569  118,284  $1,113,917  108,992  $1,265,158
                           =======  ==========  =======  ==========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                               Oppenheimer Variable Account Funds
                         -------------------------------------------------------------------------------------
                                                    Capital
                                                 Appreciation            Aggressive               High
                            Bond Fund/VA            Fund/VA            Growth Fund/VA        Income Fund/VA
                         -------------------  --------------------  ---------------------  -------------------
                          Units    $ Amount    Units    $ Amount     Units     $ Amount     Units    $ Amount
                         -------  ----------  -------  -----------  --------  -----------  -------  ----------
Type IV Units:
 Units Purchased........ 118,086  $1,166,908  384,129  $ 5,149,463   273,033  $ 5,348,357  141,734  $1,342,726
 Units Redeemed.........  (7,807)    (77,145) (20,311)    (272,280)   (7,990)    (156,522)  (4,679)    (44,323)
 Units Exchanged........  15,284     151,028  189,032    2,534,069   170,107    3,332,162  (31,289)   (296,419)
                         -------  ----------  -------  -----------  --------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 125,563  $1,240,792  552,850  $ 7,411,252   435,150  $ 8,523,997  105,766  $1,001,984
                         =======  ==========  =======  ===========  ========  ===========  =======  ==========
 Units Purchased........  31,198     337,200  110,376    1,528,030   102,734      814,951   23,717     204,405
 Units Redeemed......... (29,017)   (313,635) (91,237)  (1,263,076)  (28,094)    (222,864) (21,298)   (183,604)
 Units Exchanged........ 120,576   1,303,233   81,634    1,130,143  (197,521)  (1,566,838)  34,238     295,085
                         -------  ----------  -------  -----------  --------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 122,757  $1,326,797  100,773  $ 1,395,097  (122,881) $  (974,752)  36,657  $  315,886
                         =======  ==========  =======  ===========  ========  ===========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                            Oppenheimer
                          Variable Account       Oppeheimer Variable Account        Variable Insurance
                         Funds (continued)        Funds --   Class 2 Shares           Products Fund
                         -------------------  ------------------------------------  -------------------
                              Multiple            Global          Main Street
                             Strategies         Securities      Growth & Income          Equity-
                              Fund/VA             Fund/VA           Fund/VA          Income Portfolio
                         -------------------  ---------------  -------------------  -------------------
                          Units    $ Amount   Units  $ Amount   Units    $ Amount    Units    $ Amount
                         -------  ----------  ------ --------  -------  ----------  -------  ----------
Type IV Units:
 Units Purchased........ 104,972  $1,121,506     --  $    --       --   $      --   291,589  $2,685,371
 Units Redeemed.........  (1,704)    (18,203)    --       --       --          --   (18,128)   (166,952)
 Units Exchanged........   3,049      32,568     --       --       --          --    41,557     382,719
                         -------  ----------  ------ --------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 106,317  $1,135,871     --  $    --       --   $      --   315,018  $2,901,138
                         =======  ==========  ====== ========  =======  ==========  =======  ==========
 Units Purchased........  31,892     357,934   1,631  813,303   94,458     853,956  120,997   1,156,034
 Units Redeemed......... (21,395)   (240,128) 13,577   (7,690)    (572)     (5,170) (73,463)   (702,651)
 Units Exchanged........  63,805     716,131  71,387  (40,432)  46,919     424,177  312,577   2,985,658
                         -------  ----------  ------ --------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  74,302  $  833,937  86,595 $765,181  140,805  $1,272,963  360,111  $3,439,041
                         =======  ==========  ====== ========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                             Variable Insurance Products Fund                      Variable Insurance
                                       (continued)                                  Products Fund II
                         -------------------------------------------  ------------------------------------------------
                          Growth Portfolio      Overseas Portfolio    Asset Manager Portfolio    Contrafund Portfolio
                         --------------------  ---------------------  -------------------------  ---------------------
                          Units     $ Amount    Units     $ Amount      Units       $ Amount      Units     $ Amount
                         --------  ----------  --------  -----------  ----------  -------------  --------  -----------
Type IV Units:
 Units Purchased........  647,852  $8,081,320   384,250  $ 1,478,048     173,027  $   1,791,032   777,598  $ 8,619,310
 Units Redeemed.........  (45,860)   (572,054)  (21,243)     (81,714)     (4,410)       (45,648)  (40,346)    (447,212)
 Units Exchanged........  186,949   2,332,006  (223,299)    (858,936)     (1,011)       (10,460)  140,877    1,561,550
                         --------  ----------  --------  -----------  ----------  -------------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  788,941  $9,841,272   139,708  $   537,397     167,606  $   1,734,924   878,129  $ 9,733,648
                         ========  ==========  ========  ===========  ==========  =============  ========  ===========
 Units Purchased........  185,356   1,169,620   (26,254)   1,897,761      15,823        156,119    73,865    1,028,452
 Units Redeemed......... (137,770)   (869,343)   16,194   (1,170,564)    (27,866)      (274,926)  (53,334)    (742,589)
 Units Exchanged........ (121,402)   (766,063)   22,069   (1,595,271)     20,199        199,274    (5,854)     (81,512)
                         --------  ----------  --------  -----------  ----------  -------------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  (73,816) $ (465,787)   12,009  $  (868,075)      8,156  $      80,467    14,677  $   204,351
                         ========  ==========  ========  ===========  ==========  =============  ========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                    Variable Insurance Products Fund --
                         Variable Insurance Products Fund III                 Service Class 2
                         ----------------------------------------   -----------------------------------
                                                    Growth
                              Growth &          Opportunities           Equity-
                          Income Portfolio        Portfolio         Income Portfolio     Growth Portfolio
                         -------------------  -------------------  -------------------  -------------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount    Units    $ Amount
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
Type IV Units:
 Units Purchased........ 326,342  $3,191,138  127,121  $1,208,374      --   $      --       --   $      --
 Units Redeemed.........  (9,123)    (89,206) (14,356)   (136,461)     --          --       --          --
 Units Exchanged........  45,209     442,074   30,908     293,806      --          --       --          --
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 362,428  $3,544,006  143,673  $1,365,719      --   $      --       --   $      --
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========
 Units Purchased........  91,395     831,372   69,104     578,333  122,461   1,214,510  260,686   2,112,921
 Units Redeemed......... (58,540)   (532,505) (15,830)   (132,478)    (899)     (8,911)  (1,549)    (12,556)
 Units Exchanged........  61,668     560,964  (20,903)   (174,940)   2,881      28,573   12,992     105,301
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  94,523  $  859,831   32,371  $  270,915  124,443  $1,234,172  272,129  $2,205,665
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                         Variable Insurance Products       Variable Insurance Products             Federated
                          Fund II -- Service Class 2       Fund III --  Service Class 2         Insurance Series
                         ---------------------------    -------------------------------------- -------------------
                                                            Growth &                                American
                             Contrafund Portfolio       Income Portfolio   Mid Cap Portfolio    Leaders Fund II
                         -----------------------------  -----------------  ------------------- -------------------
                            Units         $ Amount       Units   $ Amount   Units   $ Amount    Units    $ Amount
                         ------------  ---------------  -------  --------  -------  ---------- -------  ----------
Type IV Units:
 Units Purchased........          --   $           --       --   $    --       --   $     --   154,329  $1,408,586
 Units Redeemed.........          --               --       --        --       --         --    (6,083)    (55,520)
 Units Exchanged........          --               --       --        --       --         --     9,914      90,489
                         ------------  ---------------  -------  --------  -------  ---------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....          --   $           --       --   $    --       --   $     --   158,160  $1,443,555
                         ============  ===============  =======  ========  =======  =========  =======  ==========
 Units Purchased........      216,502        1,963,326   74,399   674,723   83,562    827,659   44,683     413,796
 Units Redeemed.........         (394)         (10,342)    (584)   (5,293)  (1,028)   (10,180) (35,330)   (327,184)
 Units Exchanged........         (927)         (24,296)  30,102   272,994       70        689  144,995   1,342,737
                         ------------  ---------------  -------  --------  -------  ---------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....      215,181  $     1,928,688  103,917  $942,424   82,604  $ 818,168  154,348  $1,429,348
                         ============  ===============  =======  ========  =======  =========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                                            Federated
                                                                                            Insurance
                                                                                        Series -- Service
                                  Federated Insurance Series (continued)                     Shares
                         -------------------------------------------------------------- ------------------
                            High Income                           International Small      High Income
                            Bond Fund II       Utility Fund II      Company Fund II       Bond Fund II
                         -------------------  ------------------  --------------------- ------------------
                          Units    $ Amount    Units   $ Amount    Units     $ Amount    Units    $ Amount
                         -------  ----------  -------  ---------  --------  ----------- --------  --------
Type IV Units:
 Units Purchased........ 136,513  $1,169,846   61,072  $ 594,816       --   $      --        --   $    --
 Units Redeemed......... (15,291)   (131,038)  (7,127)   (69,421)      --          --        --        --
 Units Exchanged........ (52,131)   (446,738)  17,152    167,057       --          --        --        --
                         -------  ----------  -------  ---------  --------  ----------  --------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  69,091  $  592,070   71,097  $ 692,452       --   $      --        --   $    --
                         =======  ==========  =======  =========  ========  ==========  ========  ========
 Units Purchased........  15,009     116,672    6,263     47,270    48,870     171,033   268,222   246,978
 Units Redeemed......... (91,700)   (712,826) (16,470)  (124,309)  (71,440)   (250,024)   (3,778)   (3,468)
 Units Exchanged........ 149,479   1,161,966   32,553    245,697    39,494     138,221  (218,467)  207,476
                         =======  ==========  =======  =========  ========  ==========  ========  ========
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  72,788  $  565,812   22,346  $ 168,659    16,924  $   59,230    45,977  $450,986
                         =======  ==========  =======  =========  ========  ==========  ========  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                   Alger American Fund                            Janus Aspen Series
                         -------------------------------------------  ---------------------------------------------
                               Small
                           Capitalization           LargeCap               Aggressive
                             Portfolio          Growth Portfolio        Growth Portfolio       Growth Portfolio
                         -------------------  ----------------------  ---------------------  ----------------------
                          Units    $ Amount     Units     $ Amount     Units     $ Amount      Units     $ Amount
                         -------  ----------  ---------  -----------  --------  -----------  ---------  -----------
Type IV Units:
 Units Purchased........ 388,027  $5,184,690    772,600  $ 8,864,780   890,520  $16,089,392  1,325,252  $17,108,221
 Units Redeemed......... (14,858)   (198,527)   (35,085)    (402,568)  (96,503)  (1,743,549)  (108,868)  (1,405,419)
 Units Exchanged........  66,449     887,884    422,765    4,850,799   110,835    2,002,499    375,464    4,847,007
                         -------  ----------  ---------  -----------  --------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 439,618  $5,874,047  1,160,280  $13,313,011   904,852  $16,348,342  1,591,848  $20,549,809
                         =======  ==========  =========  ===========  ========  ===========  =========  ===========
 Units Purchased........  18,516     335,706        258    1,217,428   209,490    1,448,962    227,029    1,637,157
 Units Redeemed......... (17,503)   (270,237)      (267)  (1,259,812) (123,807)    (856,323)  (293,949)  (2,119,737)
 Units Exchanged........  (9,845)    (97,213)       101      476,484  (286,393)  (1,980,874)  (205,577)  (1,482,464)
                         -------  ----------  ---------  -----------  --------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  (8,832) $  (31,745)        92  $   434,100  (200,710) $(1,388,236)  (272,497) $(1,965,044)
                         =======  ==========  =========  ===========  ========  ===========  =========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                   Janus Aspen Series (continued)
                         -----------------------------------------------------------------------------------------
                               Worldwide                                      Flexible          International
                           Growth Portfolio        Balanced Portfolio     Income Portfolio     Growth Portfolio
                         ----------------------  -----------------------  -----------------  ---------------------
                           Units     $ Amount      Units      $ Amount     Units   $ Amount   Units     $ Amount
                         ---------  -----------  ----------  -----------  -------  --------  --------  -----------
Type IV Units:
 Units Purchased........ 1,062,555  $15,983,788     979,535  $11,026,735   87,485  $835,657   652,604  $11,032,496
 Units Redeemed.........   (46,936)    (706,051)    (60,177)    (677,418)  (6,888)  (65,787)  (27,629)    (467,086)
 Units Exchanged........   261,495    3,933,609     170,301    1,917,108   21,195   202,448   158,198    2,674,393
                         ---------  -----------  ----------  -----------  -------  --------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 1,277,114  $19,211,347   1,089,659  $12,266,424  101,792  $972,317   783,173  $13,239,803
                         =========  ===========  ==========  ===========  =======  ========  ========  ===========
 Units Purchased........   153,514    1,562,599     344,143    1,874,292   19,177   219,679   126,907    2,374,367
 Units Redeemed.........  (125,441)  (1,276,845) (1,593,056)  (1,675,813) (35,522) (406,915)  (95,074)  (1,778,792)
 Units Exchanged........  (224,635)  (2,286,540)  1,402,925    1,475,805   25,950   297,262  (132,530)  (2,479,556)
                         ---------  -----------  ----------  -----------  -------  --------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  (196,562) $(2,000,785)    154,012  $ 1,674,284    9,605  $110,027  (100,697) $(1,883,981)
                         =========  ===========  ==========  ===========  =======  ========  ========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                           Janus Aspen Series
                               (continued)                    Janus Aspen Series -- Service Shares
                         ------------------------  --------------------------------------------------------------
                                 Capital               Global Life              Global             Aggressive
                         Appreciation Portfolio    Sciences Portfolio    Technology Portfolio   Growth Portfolio
                         ------------------------  --------------------  ---------------------  -----------------
                           Units       $ Amount     Units    $ Amount     Units     $ Amount     Units  $ Amount
                         ----------  ------------  -------  -----------  --------  -----------  ------- ---------
Type IV Units:
 Units Purchased........  1,086,829  $ 14,154,782   69,735  $   759,423   179,016  $ 1,645,105      --  $     --
 Units Redeemed.........   (102,984)   (1,341,256)  (1,474)     (16,047)   (1,267)     (11,641)     --        --
 Units Exchanged........    163,764     2,132,855   29,498      321,245    44,384      407,873      --        --
                         ----------  ------------  -------  -----------  --------  -----------  ------- ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  1,147,609  $ 14,946,381   97,759  $ 1,064,621   222,133  $ 2,041,337      --  $     --
                         ==========  ============  =======  ===========  ========  ===========  ======= =========
 Units Purchased........    154,374     1,330,763   28,789      271,609    49,838      292,286   13,196   387,104
 Units Redeemed.........   (117,974)   (1,016,979)  (9,251)     (87,280)  (21,901)    (128,442)   3,367    (5,663)
 Units Exchanged........   (367,033)   (3,163,957)  37,501      353,804    25,614      150,216   30,066   (50,570)
                         ----------  ------------  -------  -----------  --------  -----------  ------- ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....   (330,633) $ (2,850,173)  57,039  $   538,133    53,551  $   314,060   46,629 $ 330,871
                         ==========  ============  =======  ===========  ========  ===========  ======= =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                     Janus Aspen Series -- Service Shares (continued)
                         -------------------------------------------------------------------------------
                                                  Capital
                                                Appreciation         Worldwide          International
                          Growth Portfolio       Portfolio        Growth Portfolio    Growth Portfolio
                         -------------------  -----------------  -------------------  ------------------
                          Units    $ Amount    Units   $ Amount   Units    $ Amount    Units   $ Amount
                         -------  ----------  -------  --------  -------  ----------  -------  ---------
Type IV Units:
 Units Purchased........     --   $      --       --   $    --       --   $      --       --   $     --
 Units Redeemed.........     --          --       --        --       --          --       --         --
 Units Exchanged........     --          --       --        --       --          --       --         --
                         -------  ----------  -------  --------  -------  ----------  -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....     --   $      --       --   $    --       --   $      --       --   $     --
                         =======  ==========  =======  ========  =======  ==========  =======  =========
 Units Purchased........ 135,483   1,115,523  104,935   881,844  222,712   1,644,510  114,409    459,021
 Units Redeemed.........  (1,125)     (9,267)  (1,316)  (11,057)  (1,032)     (7,618)    (395)    (3,826)
 Units Exchanged........ (12,385)   (101,971)  (6,696)  (56,277)   6,097      45,022  (65,390)  (616,584)
                         -------  ----------  -------  --------  -------  ----------  -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 121,973  $1,004,285   96,923  $814,510  227,777  $1,681,913   48,624  $(161,389)
                         =======  ==========  =======  ========  =======  ==========  =======  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                            Janus Aspen                                                Salomon Brothers
                         Series -- Service      Goldman Sachs Variable Insurance        Variable Series
                         Shares (continued)                  Trust                         Fund Inc.
                         -------------------  ---------------------------------------  ------------------
                                                 Growth and            Mid Cap             Strategic
                         Balanced Portfolio      Income Fund          Value Fund           Bond Fund
                         -------------------  ------------------  -------------------  ------------------
                          Units    $ Amount    Units   $ Amount    Units    $ Amount    Units   $ Amount
                         -------  ----------  -------  ---------  -------  ----------  -------  ---------
Type IV Units:
 Units Purchased........     --   $      --    64,837  $ 623,339  140,173  $1,387,560   94,063  $ 902,789
 Units Redeemed.........     --          --    (5,060)   (48,649)  (7,660)    (75,828)  (2,791)   (26,790)
 Units Exchanged........     --          --    11,833    113,759   62,560     619,274    1,901     18,239
                         -------  ----------  -------  ---------  -------  ----------  -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....     --   $      --    71,610  $ 688,449  195,073  $1,931,006   93,173  $ 894,238
                         =======  ==========  =======  =========  =======  ==========  =======  =========
 Units Purchased........ 227,615   2,206,639   72,480    638,944   70,290     848,278   19,615    200,231
 Units Redeemed.........  (3,886)    (37,671) (16,964)  (149,544) (37,626)   (454,085) (19,894)  (203,084)
 Units Exchanged........  12,890     124,966   31,330    276,186  165,502   1,997,306   10,031    102,407
                         -------  ----------  -------  ---------  -------  ----------  -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 236,619  $2,293,935   86,846  $ 765,587  198,166  $2,391,500    9,752  $  99,554
                         =======  ==========  =======  =========  =======  ==========  =======  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                   Salomon Brothers
                              Variable Series Funds Inc.
                                     (continued)                    AIM Variable Insurance Funds
                         ---------------------------------------- ------------------------------------
                                                                  AIM V.I. Capital       AIM V.I.
                           Investors Fund     Total Return Fund   Appreciation Fund     Growth Fund
                         -------------------  ------------------- ------------------- ----------------
                          Units    $ Amount    Units   $ Amount    Units   $ Amount   Units   $ Amount
                         -------  ----------  -------  ---------- -------  ---------- ------  --------
Type IV Units:
 Units Purchased........  85,493  $  928,828   16,928  $ 167,948      --   $     --      --   $    --
 Units Redeemed.........  (1,074)    (11,664)    (125)    (1,241)     --         --      --        --
 Units Exchanged........  13,396     145,533      625      6,205      --         --      --        --
                         -------  ----------  -------  ---------  -------  ---------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  97,815  $1,062,697   17,428  $ 172,912      --   $     --      --   $    --
                         =======  ==========  =======  =========  =======  =========  ======  ========
 Units Purchased........  49,746     576,766   18,320    184,503   80,959    644,717  29,848   210,123
 Units Redeemed......... (15,117)   (175,269)  (2,188)   (22,041)  (1,237)    (9,853)   (709)   (4,994)
 Units Exchanged........ 104,203   1,208,125     (832)    (8,381)     851      6,773      25       174
                         -------  ----------  -------  ---------  -------  ---------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 138,832  $1,609,622   15,300  $ 154,082   80,573  $ 641,637  29,164  $205,304
                         =======  ==========  =======  =========  =======  =========  ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                            AIM Variable
                           Insurance Funds
                            (continued)                MFS Variable Insurance Trust
                         -------------------  ----------------------------------------------------
                                                    MFS
                                                 Investors                            MFS New
                              AIM V.I.         Growth Stock      MFS Investors       Discovery
                             Value Fund           Series         Trust Series         Series
                         -------------------  ----------------  ----------------  ----------------
                          Units    $ Amount   Units   $ Amount  Units   $ Amount  Units   $ Amount
                         -------  ----------  ------  --------  ------  --------  ------  --------
Type IV Units:
 Units Purchased........     --   $      --      --   $    --      --   $    --      --   $    --
 Units Redeemed.........     --          --      --        --      --        --      --        --
 Units Exchanged........     --          --      --        --      --        --      --        --
                         -------  ----------  ------  --------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....     --   $      --      --   $    --      --   $    --      --   $    --
                         =======  ==========  ======  ========  ======  ========  ======  ========
 Units Purchased........ 169,108   1,508,626  86,180   658,230  66,047   554,899  34,966   324,246
 Units Redeemed.........  (1,708)    (15,235) (1,200)   (9,167)   (235)   (1,972)   (264)   (2,452)
 Units Exchanged........  (1,734)    (15,468)   (809)   (6,183) (3,936)  (33,072) 32,972   305,761
                         -------  ----------  ------  --------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 165,666  $1,477,924  84,171  $642,880  61,876  $519,855  67,674  $627,556
                         =======  ==========  ======  ========  ======  ========  ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                          MFS Variable
                         Insurance Trust                                         PIMCO Variable
                           (continued)                  Dreyfus                  Insurance Trust
                         ----------------  ------------------------------------  ----------------
                                                Dreyfus          The Dreyfus
                                              Investments         Socially
                                             Portfolios --       Responsible
                           MFS Utility          Emerging        Growth Fund,      Foreign Bond
                             Series        Markets Portfolio        Inc.            Portfolio
                         ----------------  ------------------- ----------------  ----------------
                         Units   $ Amount   Units   $ Amount   Units   $ Amount  Units   $ Amount
                         ------  --------  -------  ---------- ------  --------  ------  --------
Type IV Units:
 Units Purchased........    --   $    --       --   $     --      --   $    --      --   $    --
 Units Redeemed.........    --        --       --         --      --        --      --        --
 Units Exchanged........    --        --       --         --      --        --      --        --
                         ------  --------  -------  ---------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....    --   $    --       --   $     --      --   $    --      --   $    --
                         ======  ========  =======  =========  ======  ========  ======  ========
 Units Purchased........ 42,246   406,918      620      5,964  21,454   165,605   2,161    23,348
 Units Redeemed.........   (820)   (7,901)    (241)    (2,316)    --        --      (16)     (172)
 Units Exchanged........   (386)   (3,720)  64,000    615,837     (14)     (112) 20,933   226,107
                         ------  --------  -------  ---------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 41,040  $395,297   64,379  $ 619,485  21,440  $165,493  23,078  $249,283
                         ======  ========  =======  =========  ======  ========  ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                              PIMCO Variable Insurance Trust (continued)             Rydex Variable Trust
                         ----------------------------------------------------------  ----------------------
                           Long-Term U.S.
                             Government         High Yield         Total Return
                           Bond Portfolio     Bond Portfolio      Bond Portfolio           OTC Fund
                         -------------------  ----------------  -------------------  ----------------------
                          Units    $ Amount   Units   $ Amount   Units    $ Amount     Units     $ Amount
                         -------  ----------  ------  --------  -------  ----------  ---------  -----------
Type IV Units:
 Units Purchased........     --   $      --      --   $    --       --   $      --         --   $      --
 Units Redeemed.........     --          --      --        --       --          --         --          --
 Units Exchanged........     --          --      --        --       --          --         --          --
                         -------  ----------  ------  --------  -------  ----------  ---------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....     --   $      --      --   $    --       --   $      --         --   $      --
                         =======  ==========  ======  ========  =======  ==========  =========  ==========
 Units Purchased........ 105,711   1,141,707  47,761   483,258  267,814   2,855,551     32,051     177,936
 Units Redeemed.........  (1,447)    (15,629)   (599)   (6,060)  (3,597)    (38,351)      (694)     (3,854)
 Units Exchanged........  27,823     300,504  20,088   203,259  133,417   1,422,547    (12,655)    (70,254)
                         -------  ----------  ------  --------  -------  ----------  ---------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 132,087  $1,426,582  67,250  $680,458  397,634  $4,239,747     18,702  $  103,827
                         =======  ==========  ======  ========  =======  ==========  =========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                            Alliance Variable Products Series Fund, Inc.
                         -------------------------------------------------------
                         Growth and Income    Premier Growth        Quasar
                             Portfolio           Portfolio         Portfolio
                         -------------------  ----------------  ----------------
                          Units    $ Amount   Units   $ Amount  Units   $ Amount
                         -------  ----------  ------  --------  ------  --------
Type IV Units:
 Units Purchased........     --   $      --      --   $    --      --   $   --
 Units Redeemed.........     --          --      --        --      --       --
 Units Exchanged........     --          --      --        --      --       --
                         -------  ----------  ------  --------  ------  -------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....     --   $      --      --   $    --      --   $   --
                         =======  ==========  ======  ========  ======  =======
 Units Purchased........ 301,263   3,214,611  78,959   686,357  42,246   44,279
 Units Redeemed.........  (3,472)    (37,046)   (910)   (7,909)   (820)  (3,465)
 Units Exchanged........  42,419     452,627  (9,581)  (83,286)   (386)  47,443
                         -------  ----------  ------  --------  ------  -------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 340,210  $3,630,192  68,468  $595,162  41,040  $88,257
                         =======  ==========  ======  ========  ======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                              GE Investments Funds, Inc.
                         ------------------------------------------------------------------------
                                                                    Real Estate
                            S&P 500                                  Securities   Mid-Cap Value
                           Index Fund      Money Market Fund            Fund       Equity Fund
                         -------------- -------------------------  -------------- ---------------
                         Units $ Amount    Units       $ Amount    Units $ Amount Units  $ Amount
                         ----- -------- -----------  ------------  ----- -------- -----  --------
Type V Units:
 Units Purchased........ 1,070 $10,900    9,901,886  $ 10,077,487      8 $    75    --   $   --
 Units Redeemed.........   --      --           --            --     --      --     --       --
 Units Exchanged........ 1,085  11,044      254,256       258,765    101   1,002    --       --
                         ----- -------  -----------  ------------  ----- -------  -----  -------
 Net increase (decrease)
  units from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 2,155 $21,944   10,156,142  $ 10,336,252    109 $ 1,077    --   $   --
                         ===== =======  ===========  ============  ===== =======  =====  =======
 Units Purchased........   536   4,025    2,120,719     2,152,045     32     375      3       30
 Units Redeemed.........   --      --   (10,295,072)  (10,447,141)   --      --      (5)     (54)
 Units Exchanged........ 4,063  30,541      (91,621)      (92,975) 3,095  35,983  2,068   24,250
                         ----- -------  -----------  ------------  ----- -------  -----  -------
 Net increase (decrease)
  units from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 4,599 $34,566   (8,265,974) $ (8,388,071) 3,127 $36,358  2,066  $24,226
                         ===== =======  ===========  ============  ===== =======  =====  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                  Variable
                                                                 Insurance
                                 GE Investments Funds, Inc.    Products Fund
                                         (continued)                III
                                ----------------------------- -----------------
                                               Premier Growth     Growth &
                                 Income Fund    Equity Fund   Income Portfolio
                                -------------- -------------- -----------------
                                Units $ Amount Units $ Amount Units   $ Amount
                                ----- -------- ----- -------- ------- ---------
Type V Units:
 Units Purchased...............   --  $   --    --    $  --       994   $10,400
 Units Redeemed................   --      --    --       --       --        --
 Units Exchanged...............   --      --    --       --       958    10,021
                                ----- -------   ---   ------  ------- ---------
 Net increase (decrease) units
  from capital transactions
  with contractholders during
  the year ended
  December 31, 2000............   --  $   --    --    $  --     1,952   $20,421
                                ===== =======   ===   ======  ======= =========
 Units Purchased...............   101   1,125     7       60      206     1,745
 Units Redeemed................   --      --    --       --       --        --
 Units Exchanged............... 3,804  42,513   200    1,835    4,493    38,113
                                ----- -------   ---   ------  ------- ---------
 Net increase (decrease) units
  from capital transactions
  with contractholders during
  the year ended
  December 31, 2001............ 3,905 $43,638   207   $1,895    4,699   $39,858
                                ===== =======   ===   ======  ======= =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                              Variable Insurance Products
                                  Fund III (continued)                    Janus Aspen Series
                         -----------------------------------------  ------------------------------
                                                                       Flexible     International
                                 Growth               Mid Cap           Income         Growth
                         Opportunities Portfolio     Portfolio        Portfolio       Portfolio
                         ------------------------- ---------------  -------------- ---------------
                           Units       $ Amount    Units  $ Amount  Units $ Amount Units $ Amount
                         ----------  ------------- -----  --------  ----- -------- ----- ---------
Type V Units:
 Units Purchased........      1,030      $ 10,475     89  $   945    --   $   --     (1) $   1,095
 Units Redeemed.........        --            --     --       --     --       --    --         --
 Units Exchanged........      1,082        11,009    118    1,253    --       --    393   (326,439)
                         ----------  ------------  -----  -------    ---  -------   ---  ---------
 Net increase (decrease)
  units from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....      2,112      $ 21,484    207  $ 2,198    --   $   --    392  $(325,344)
                         ==========  ============  =====  =======    ===  =======   ===  =========
 Units Purchased........        274         1,765    121    1,270     65      700    15      7,990
 Units Redeemed.........        --            --      (8)     (81)   --       --    --         --
 Units Exchanged........     (2,192)      (14,104) 1,735   18,248    876    9,416   (87)   (46,872)
                         ----------  ------------  -----  -------    ---  -------   ---  ---------
 Net increase (decrease)
  units from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....     (1,918)     $(12,339) 1,848  $19,437    941  $10,116   (72) $ (38,882)
                         ==========  ============  =====  =======    ===  =======   ===  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                            AIM Variable
                                Janus Aspen Series (continued)             Insurance Funds
                         ------------------------------------------------  ----------------
                                                                              AIM V.I.
                             Capital           Equity          High            Capital
                          Appreciation         Income         Yield         Appreciation
                            Portfolio        Portfolio      Portfolio           Fund
                         ----------------  -------------- ---------------  ----------------
                         Units   $ Amount  Units $ Amount Units  $ Amount  Units   $ Amount
                         ------  --------  ----- -------- -----  --------  ------  --------
Type V Units:
 Units Purchased........  1,083  $ 10,660     7   $   75    10   $   100    1,000  $10,400
 Units Redeemed.........    --        --    --       --    --        --       --       --
 Units Exchanged........  1,600    15,750    97    1,004   101     1,003    1,185   12,334
                         ------  --------   ---   ------  ----   -------   ------  -------
 Net increase (decrease)
  units from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  2,683  $ 26,410   104   $1,079   111   $ 1,103    2,185  $22,734
                         ======  ========   ===   ======  ====   =======   ======  =======
 Units Purchased........  1,717     9,275   128    1,106     8        75      269    1,163
 Units Redeemed.........   (318)   (1,717)  --       --   (119)   (1,184)      (3)     (12)
 Units Exchanged........ (3,433)  (18,552)   55      479   --        --    (1,274)  (5,505)
                         ------  --------   ---   ------  ----   -------   ------  -------
 Net increase (decrease)
  units from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... (2,034) $(10,993)  183   $1,585  (111)  $(1,109)  (1,008) $(4,354)
                         ======  ========   ===   ======  ====   =======   ======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                               AIM Variable Insurance Funds
                         -------------------------------------------------------------------------------
                                                                           AIM V.I.
                                                                           Capital
                         AIM V.I. Aggressive           AIM V.I.          Development   AIM V.I. Growth
                             Growth Fund         New Technology Fund         Fund      and Income Fund
                         ----------------------  ---------------------  -------------- -----------------
                          Units      $ Amount      Units     $ Amount   Units $ Amount Units   $ Amount
                         ---------  -----------  ---------  ----------  ----- -------- ------  ---------
Type V Units:
 Units Purchased........        17       $  175        118     $ 1,200   --    $  --       --      $ --
 Units Redeemed.........       --           --         --          --    --       --       --        --
 Units Exchanged........       119        1,199        196       1,998   --         0      --          0
                         ---------   ----------  ---------  ----------   ---   ------   ------  --------
 Net increase (decrease)
  units from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....       136       $1,374        314     $ 3,198   --    $    0      --       $  0
                         =========   ==========  =========  ==========   ===   ======   ======  ========
 Units Purchased........     1,242        8,000      7,161      22,926   --       --        10       168
 Units Redeemed.........      (134)        (861)       (13)        (42)  --       --         0         0
 Units Exchanged........        78          501      7,852      25,138   506    5,015       29       478
                         ---------   ----------  ---------  ----------   ---   ------   ------  --------
 Net increase (decrease)
  units from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....     1,186       $7,640     15,000     $48,021   506   $5,015       39      $647
                         =========   ==========  =========  ==========   ===   ======   ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                  AIM Variable Insurance Funds
                                                           (continued)
                                                  -----------------------------
                                                                    AIM V.I.
                                                     AIM V.I.      Government
                                                      Global       Securities
                                                  Utilities Fund      Fund
                                                  -------------- --------------
                                                  Units $ Amount Units $ Amount
                                                  ----- -------- ----- --------
Type V Units
  Units Purchased................................  --    $  --    --    $  --
  Units Redeemed.................................  --       --    --       --
  Units Exchanged................................  --       --    --       --
                                                   ---   ------   ---   ------
  Net increase (decrease) units from capital
   transactions with contractholders during the
   year ended December 31, 2000..................  --    $  --    --    $  --
                                                   ===   ======   ===   ======
  Units Purchased................................   57      832    75      800
  Units Redeemed.................................   (3)     (49)  --       --
  Units Exchanged................................   99    1,422   747    8,012
                                                   ---   ------   ---   ------
  Net increase (decrease) units from capital
   transactions with contractholders during the
   year ended December 31, 2001..................  153   $2,205   822   $8,812
                                                   ===   ======   ===   ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                    GE Investments Funds, Inc.
                         ----------------------------------------------------------------------------------------
                                S&P 500                  Money             Mid-Cap Value
                              Index Fund              Market Fund           Equity Fund        U.S. Equity Fund
                         ----------------------  ----------------------  -------------------  -------------------
                           Units     $ Amount      Units     $ Amount     Units    $ Amount    Units    $ Amount
                         ---------  -----------  ---------  -----------  -------  ----------  -------  ----------
Type VI Units:
 Units Purchased........   275,490  $ 2,609,406    333,385  $ 3,379,532   18,237  $  194,449   24,796  $  246,036
 Units Redeemed.........    (1,035)      (9,801)       (50)        (505)     (65)       (698)     (32)       (317)
 Units Exchanged........    31,737      300,603    (54,112)    (548,537)  12,837     136,874    5,803      57,577
                         ---------  -----------  ---------  -----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....   306,192  $ 2,900,208    279,223  $ 2,830,489   31,009  $  330,626   30,567  $  303,296
                         =========  ===========  =========  ===========  =======  ==========  =======  ==========
 Units Purchased........ 1,320,678   10,631,521  1,611,354   16,768,735  509,422   5,516,785  279,011   2,504,516
 Units Redeemed.........   (68,127)    (548,430)   (63,566)    (661,506) (12,013)   (130,098) (14,933)   (134,038)
 Units Exchanged........ 1,475,329   11,876,463    664,726    6,917,545  423,761   4,589,111  301,625   2,707,520
                         ---------  -----------  ---------  -----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 2,727,880  $21,959,554  2,212,514  $23,024,774  921,170  $9,975,798  565,703  $5,077,998
                         =========  ===========  =========  ===========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                                        Oppenheimer Variable Account
                                  GE Investments Funds, Inc. (continued)                  Funds -- Service Class 2
                         -------------------------------------------------------------  ----------------------------
                           Premier Growth                           Small-Cap Value                Global
                            Equity Fund       Value Equity Fund       Equity Fund            Securities Fund/VA
                         -------------------  -------------------  -------------------  ------------------------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount       Units         $ Amount
                         -------  ----------  -------  ----------  -------  ----------  -------------  ---------------
Type VI Units:
 Units Purchased........  50,386  $  487,693   14,904  $  146,107   16,014  $  167,032         65,846      $  616,801
 Units Redeemed.........     (34)       (330)     --          --       --          --              (6)            (54)
 Units Exchanged........   6,269      60,679    1,308      12,824      866       9,029          3,157          29,576
                         -------  ----------  -------  ----------  -------  ----------  -------------  --------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  56,621  $  548,042   16,212  $  158,931   16,880  $  176,061         68,997      $  646,322
                         =======  ==========  =======  ==========  =======  ==========  =============  ==============
 Units Purchased........ 335,223   2,863,552  200,461   1,853,354  259,074   2,965,083        600,007       4,895,662
 Units Redeemed......... (12,256)   (104,698)  (3,356)    (31,027)  (8,911)   (101,988)       (24,057)       (196,289)
 Units Exchanged........ 300,315   2,565,354  108,425   1,002,447  336,729   3,853,839        530,137       4,325,581
                         -------  ----------  -------  ----------  -------  ----------  -------------  --------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 623,282  $5,324,208  305,530  $2,824,774  586,892  $6,716,934      1,106,087      $9,024,954
                         =======  ==========  =======  ==========  =======  ==========  =============  ==============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                         Oppenheimer Variable
                           Account Funds --
                            Service Class 2     Variable Insurance Products Fund -- Service     Variable Insurance Products
                             (continued)                          Class 2                        Fund II -- Service Class 2
                         ---------------------  ----------------------------------------------  ------------------------------
                             Main Street
                           Growth & Income             Equity-
                               Fund/VA            Income Portfolio        Growth Portfolio          Contrafund Portfolio
                         ---------------------  ----------------------  ----------------------  ------------------------------
                           Units     $ Amount     Units     $ Amount      Units     $ Amount        Units         $ Amount
                         ---------  ----------  ---------  -----------  ---------  -----------  -------------  ---------------
Type VI Units:
 Units Purchased........    94,834  $  896,921     85,628  $   909,462    273,173  $ 2,490,803        176,603      $1,695,280
 Units Redeemed.........      (488)     (4,616)      (390)      (4,143)      (680)      (6,204)        (1,076)        (10,333)
 Units Exchanged........    20,048     189,606     24,674      262,069     34,308      312,819         35,896         344,580
                         ---------  ----------  ---------  -----------  ---------  -----------  -------------  --------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....   114,394  $1,081,912    109,912  $ 1,167,388    306,801  $ 2,797,418        211,423      $2,029,528
                         =========  ==========  =========  ===========  =========  ===========  =============  ==============
 Units Purchased........   551,675   4,564,633    585,856    6,094,996    929,556    6,680,919        782,193       6,473,409
 Units Redeemed.........   (31,570)   (261,216)   (27,876)    (290,012)   (53,837)    (386,939)       (33,234)       (275,049)
 Units Exchanged........   615,366   5,091,613    579,908    6,033,127    752,457    5,408,079        422,135       3,493,580
                         ---------  ----------  ---------  -----------  ---------  -----------  -------------  --------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 1,135,471  $9,395,030  1,137,888  $11,838,111  1,628,176  $11,702,059      1,171,094      $9,691,941
                         =========  ==========  =========  ===========  =========  ===========  =============  ==============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                                             Federated
                                    Variable Insurance                                       Insurance
                                   Products Fund III --                  Federated           Series --
                                     Service Class 2                  Insurance Series     Service Shares
                         -------------------------------------------  -----------------  -------------------
                                                                       International
                          Growth & Income                              Small Company        High Income
                             Portfolio          Mid Cap Portfolio         Fund II           Bond Fund II
                         -------------------  ----------------------  -----------------  -------------------
                          Units    $ Amount     Units     $ Amount     Units   $ Amount   Units    $ Amount
                         -------  ----------  ---------  -----------  -------  --------  -------  ----------
Type VI Units:
 Units Purchased........  50,476  $  512,373    212,608  $ 2,201,793   10,016  $ 92,907   31,514  $  297,344
 Units Redeemed.........     (19)       (191)    (1,329)     (13,759)    (152)   (1,406)     (19)       (176)
 Units Exchanged........   2,552      25,905     32,155      332,998   (3,220)  (29,870)   1,783      16,825
                         -------  ----------  ---------  -----------  -------  --------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  53,009  $  538,087    243,434  $ 2,521,032    6,644  $ 61,631   33,278  $  313,993
                         =======  ==========  =========  ===========  =======  ========  =======  ==========
 Units Purchased........ 302,068   2,674,162    790,103    7,760,335   39,803   252,614  122,038   1,138,762
 Units Redeemed......... (15,765)   (139,570)   (39,552)    (388,474)  (2,158)  (13,695) (12,310)   (114,875)
 Units Exchanged........ 227,159   2,011,007    755,777    7,423,187   66,958   424,955  124,409   1,160,873
                         -------  ----------  ---------  -----------  -------  --------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 513,462  $4,545,599  1,506,328  $14,795,048  104,603  $663,874  234,137  $2,184,760
                         =======  ==========  =========  ===========  =======  ========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                               Janus Aspen Series -- Service Shares
                         ---------------------------------------------------------------------------------------
                                                    Global
                            Global Life           Technology            Aggressive
                         Sciences Portfolio       Portfolio          Growth Portfolio       Growth Portfolio
                         -------------------  -------------------  ---------------------  ----------------------
                          Units    $ Amount    Units    $ Amount     Units     $ Amount     Units     $ Amount
                         -------  ----------  -------  ----------  ---------  ----------  ---------  -----------
Type VI Units:
 Units Purchased........  94,375  $  984,714  246,571  $2,093,529    428,722  $3,708,323    483,076  $ 4,562,284
 Units Redeemed.........    (317)     (3,312)    (822)     (6,979)    (1,455)    (12,589)    (2,137)     (20,188)
 Units Exchanged........  26,308     274,495   38,437     326,354     80,406     695,489     32,319      305,226
                         -------  ----------  -------  ----------  ---------  ----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 120,366  $1,255,897  284,186  $2,412,905    507,673  $4,391,223    513,258  $ 4,847,321
                         =======  ==========  =======  ==========  =========  ==========  =========  ===========
 Units Purchased........ 189,592   1,654,351  487,313   2,566,306    877,739   4,358,254    942,489    6,859,195
 Units Redeemed......... (18,469)   (161,161) (39,083)   (205,817)   (54,791)   (272,055)   (75,717)    (551,052)
 Units Exchanged........ 198,514   1,732,184  240,002   1,263,909    649,157   3,223,270    585,643    4,262,164
                         -------  ----------  -------  ----------  ---------  ----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 369,637  $3,225,374  688,232  $3,624,398  1,472,105  $7,309,469  1,452,415  $10,570,307
                         =======  ==========  =======  ==========  =========  ==========  =========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                          Janus Aspen Series -- Service Shares (continued)
                         ------------------------------------------------------------------------------------------
                         Capital Appreciation     Worldwide Growth        International
                              Portfolio               Portfolio          Growth Portfolio     Balanced Portfolio
                         ---------------------  ----------------------  -------------------  ----------------------
                           Units     $ Amount     Units     $ Amount     Units    $ Amount     Units     $ Amount
                         ---------  ----------  ---------  -----------  -------  ----------  ---------  -----------
Type VI Units:
 Units Purchased........   488,459  $4,480,048    478,138  $ 4,350,546  184,789  $1,629,885    241,000  $ 2,362,802
 Units Redeemed.........    (1,866)    (17,118)    (1,055)      (9,595)    (657)     (5,797)      (664)      (6,513)
 Units Exchanged........    37,794     346,642     85,193      775,165   30,863     272,220     40,116      393,304
                         ---------  ----------  ---------  -----------  -------  ----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....   524,387  $4,809,572    562,276  $ 5,116,117  214,995  $1,896,308    280,452  $ 2,749,594
                         =========  ==========  =========  ===========  =======  ==========  =========  ===========
 Units Purchased........   758,512   5,528,825    858,751    5,969,165  392,442   2,684,995  1,314,112   12,006,552
 Units Redeemed.........   (47,604)   (346,993)   (40,275)    (279,955) (24,486)   (167,524)   (80,933)    (739,453)
 Units Exchanged........   496,849   3,621,559    736,441    5,118,994  424,105   2,901,622  1,169,216   10,682,700
                         ---------  ----------  ---------  -----------  -------  ----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 1,207,757  $8,803,391  1,554,917  $10,808,204  792,061  $5,419,093  2,402,395  $21,949,800
                         =========  ==========  =========  ===========  =======  ==========  =========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                                               MFS Variable
                                        AIM Variable Insurance Funds                         Insurance Trust
                         ----------------------------------------------------------------  ---------------------
                          AIM V.I. Capital     AIM V.I. Growth                             MFS Investors Growth
                         Appreciation Fund           Fund           AIM V.I. Value Fund        Stock Series
                         -------------------  -------------------  ----------------------  ---------------------
                          Units    $ Amount    Units    $ Amount     Units     $ Amount      Units     $ Amount
                         -------  ----------  -------  ----------  ---------  -----------  ---------  ----------
Type VI Units:
 Units Purchased........ 159,895  $1,502,405  134,605  $1,137,650    384,867  $ 3,353,900    225,579  $2,211,715
 Units Redeemed.........    (652)     (6,124)    (321)     (2,715)      (701)      (6,112)    (1,167)    (11,446)
 Units Exchanged........  23,688     222,577   20,738     175,275     34,562      301,186     23,097     226,452
                         -------  ----------  -------  ----------  ---------  -----------  ---------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 182,931  $1,718,859  155,022  $1,310,210    418,728  $ 3,648,975    247,509  $2,426,721
                         =======  ==========  =======  ==========  =========  ===========  =========  ==========
 Units Purchased........ 474,548   3,099,730  492,350   2,802,783    913,329    6,910,582    760,643   5,581,622
 Units Redeemed......... (35,942)   (234,771) (16,254)    (92,528)   (51,796)    (391,907)   (46,389)   (340,403)
 Units Exchanged........ 556,505   3,635,067  229,133   1,304,377    888,099    6,719,684    408,332   2,996,353
                         -------  ----------  -------  ----------  ---------  -----------  ---------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 995,111  $6,500,026  705,229  $4,014,631  1,749,632  $13,238,358  1,122,586  $8,237,571
                         =======  ==========  =======  ==========  =========  ===========  =========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                 MFS Variable Insurance Trust (continued)                   Dreyfus
                         -------------------------------------------------------------  -----------------
                                                                                            Dreyfus
                                                                                           Investment
                                                                                          Portfolios-
                           MFS Investors      MFS New Discovery                         Emerging Markets
                            Trust Series            Series         MFS Utility Series      Portfolio
                         -------------------  -------------------  -------------------  -----------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount    Units   $ Amount
                         -------  ----------  -------  ----------  -------  ----------  -------  --------
Type VI Units:
 Units Purchased........  50,238  $  502,393   75,559  $  684,627   49,981  $  505,225    8,826  $ 70,779
 Units Redeemed.........    (101)     (1,009)     (39)       (355)     (86)       (873)    (150)   (1,205)
 Units Exchanged........   4,568      45,677   19,069     172,782   17,510     176,994    7,604    60,970
                         -------  ----------  -------  ----------  -------  ----------  -------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  54,705  $  547,061   94,589  $  857,055   67,405  $  681,345   16,280  $130,543
                         =======  ==========  =======  ==========  =======  ==========  =======  ========
 Units Purchased........ 245,664   2,072,159  254,174   2,066,441  416,453   3,652,153   64,585   481,743
 Units Redeemed.........  (8,103)    (68,341) (16,743)   (136,116) (14,483)   (127,022)  (1,347)  (10,046)
 Units Exchanged........ 299,040   2,522,396  311,019   2,528,599  504,058   4,420,401   70,609   526,687
                         -------  ----------  -------  ----------  -------  ----------  -------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 536,601  $4,526,213  548,450  $4,458,923  906,028  $7,945,532  133,847  $998,383
                         =======  ==========  =======  ==========  =======  ==========  =======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                              Dreyfus
                            (continued)         PIMCO Variable Insurance Trust
                         -------------------  -------------------------------------
                            The Dreyfus
                              Socially                            Long-Term U.S.
                         Responsible Growth    Foreign Bond      Government Bond
                             Fund, Inc.          Portfolio          Portfolio
                         -------------------  ----------------  -------------------
                          Units    $ Amount   Units   $ Amount   Units    $ Amount
                         -------  ----------  ------  --------  -------  ----------
Type VI Units:
 Units Purchased........  17,916  $  168,655     --   $    --    43,385  $  461,327
 Units Redeemed.........    (170)     (1,600)    --        --      (221)     (2,345)
 Units Exchanged........   1,748      16,458     278     2,827    2,848      30,281
                         -------  ----------  ------  --------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  19,494  $  183,513     278  $  2,827   46,012  $  489,263
                         =======  ==========  ======  ========  =======  ==========
 Units Purchased........ 569,732   4,701,566  35,830   384,624  304,783   3,442,319
 Units Redeemed.........  (3,359)    (27,721) (2,532)  (27,180) (21,379)   (241,466)
 Units Exchanged........  89,551     738,992  27,416   294,303  405,448   4,579,249
                         -------  ----------  ------  --------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 655,924  $5,412,837  60,714  $651,747  688,852  $7,780,102
                         =======  ==========  ======  ========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                                             Alliance Variable
                              PIMCO Variable Insurance Trust            Rydex Variable        Products Series
                                       (continued)                          Trust               Fund, Inc.
                         -------------------------------------------  -------------------  ----------------------
                             High Yield           Total Return                                  Growth and
                           Bond Portfolio        Bond Portfolio            OTC Fund          Income Portfolio
                         -------------------  ----------------------  -------------------  ----------------------
                          Units    $ Amount     Units     $ Amount     Units    $ Amount     Units     $ Amount
                         -------  ----------  ---------  -----------  -------  ----------  ---------  -----------
Type VI Units:
 Units Purchased........  12,360  $  122,471     80,928  $   845,020  262,860  $1,951,225     98,873  $ 1,031,285
 Units Redeemed.........     (52)       (512)      (452)      (4,718)    (672)     (4,986)      (143)      (1,495)
 Units Exchanged........   2,388      23,662      8,644       90,261   43,614     323,754     12,503      130,418
                         -------  ----------  ---------  -----------  -------  ----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  14,696  $  145,621     89,120  $   930,563  305,802  $2,269,993    111,233  $ 1,160,207
                         =======  ==========  =========  ===========  =======  ==========  =========  ===========
 Units Purchased........ 209,938   2,065,614    740,272    8,076,329  353,534   1,598,467  1,125,506   11,896,429
 Units Redeemed......... (17,248)   (169,703)   (26,331)    (287,275) (30,620)   (138,444)   (39,530)    (417,822)
 Units Exchanged........ 248,589   2,445,903    858,996    9,371,611  356,422   1,611,530  1,367,603   14,455,359
                         -------  ----------  ---------  -----------  -------  ----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 441,279  $4,341,814  1,572,937  $17,160,664  679,336  $3,071,552  2,453,579  $25,933,966
                         =======  ==========  =========  ===========  =======  ==========  =========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                   Alliance Variable Products Series Fund,
                                               Inc. (continued)
                                   -------------------------------------------
                                      Premier Growth
                                         Portfolio          Quasar Portfolio
                                   ----------------------  -------------------
                                     Units     $ Amount     Units    $ Amount
                                   ---------  -----------  -------  ----------
Type VI Units:
 Units Purchased..................   476,404  $ 4,083,619   28,339  $  255,311
 Units Redeemed...................    (1,062)      (9,101)     (13)       (120)
 Units Exchanged..................    85,595      733,698    6,841      61,634
                                   ---------  -----------  -------  ----------
 Net increase (decrease) from
  capital transactions with
  contractholders during the year
  ended December 31, 2000.........   560,937  $ 4,808,216   35,167  $  316,824
                                   =========  ===========  =======  ==========
 Units Purchased..................   806,624    5,546,576  136,215     991,788
 Units Redeemed...................   (38,756)    (266,490)  (3,548)    (25,837)
 Units Exchanged..................   741,769    5,100,623  164,566   1,198,221
                                   ---------  -----------  -------  ----------
 Net increase (decrease) from
  capital transactions with
  contractholders during the year
  ended December 31, 2001......... 1,509,637  $10,380,710  297,233  $2,164,173
                                   =========  ===========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                 GE Investments Funds, Inc.
                         ----------------------------------------------------------------------------------
                                                                     Mid-Cap Value
                         S&P 500 Index Fund   Money Market Fund       Equity Fund        U.S. Equity Fund
                         -------------------  -------------------  -------------------  -------------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount    Units    $ Amount
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
Type VII Units:
 Units Purchased........ 115,889  $1,120,597   89,897  $  912,066    8,751  $   92,507   83,675  $  820,153
 Units Redeemed.........    (222)     (2,147)     --          --       --          --      (436)     (4,277)
 Units Exchanged........  20,083     194,198  (13,111)   (133,021)   1,272      13,450      991       9,713
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 135,750  $1,312,648   76,786  $  779,045   10,023  $  105,957   84,230  $  825,588
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========
 Units Purchased........ 526,155   4,232,215  586,117   6,097,114  182,178   1,976,585  152,899   1,381,486
 Units Redeemed......... (37,095)   (298,379) (40,678)   (423,154)  (4,643)    (50,370)  (8,471)    (76,537)
 Units Exchanged........ 479,467   3,856,669   49,646     516,445  132,233   1,434,713  145,670   1,316,167
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 968,527  $7,790,505  595,085  $6,190,403  309,768  $3,360,928  290,098  $2,621,116
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                  GE Investments Funds, Inc. (continued)
                         -------------------------------------------------------------
                           Premier Growth                           Small-Cap Value
                            Equity Fund       Value Equity Fund       Equity Fund
                         -------------------  -------------------  -------------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount
                         -------  ----------  -------  ----------  -------  ----------
Type VII Units:
 Units Purchased........   7,804  $   75,991    3,406  $   34,150    4,146  $   41,408
 Units Redeemed.........    (609)     (5,934)     (16)       (156)    (206)     (2,062)
 Units Exchanged........   4,987      48,555      671       6,731      214       2,138
                         -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  12,182  $  118,612    4,061  $   40,726    4,154  $   41,485
                         =======  ==========  =======  ==========  =======  ==========
 Units Purchased........ 120,276   1,025,263   92,583     836,493   95,178   1,073,146
 Units Redeemed.........  (2,807)    (23,926)  (6,240)    (56,380)  (2,211)    (24,931)
 Units Exchanged........  74,130     631,909   82,011     740,969   83,879     945,752
                         -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 191,599  $1,633,245  168,354  $1,521,082  176,846  $1,993,968
                         =======  ==========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                         Oppenheimer Variable Account Funds --      Variable Insurance Products Fund --
                                     Class 2 Shares                           Service Class 2
                         ----------------------------------------  ----------------------------------------
                         Global Securities    Main Street Growth     Equity-Income
                              Fund/VA          & Income Fund/VA        Portfolio         Growth Portfolio
                         -------------------  -------------------  -------------------  -------------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount    Units    $ Amount
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
Type VII Units:
 Units Purchased........  29,382  $  283,688   66,358  $  470,434   39,742  $  423,721   55,437  $  527,604
 Units Redeemed.........    (530)     (5,113)    (316)     (2,240)    (207)     (2,203)  (4,102)    (39,038)
 Units Exchanged........   6,463      62,401    7,516      53,281      935       9,963    9,513      90,539
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  35,315  $  340,977   73,558  $  521,475   40,470  $  431,480   60,848  $  579,105
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========
 Units Purchased........ 102,262     821,734  186,407   1,528,544  277,367   2,870,245  304,752   2,151,639
 Units Redeemed.........  (3,040)    (24,436) (15,941)   (130,721) (17,155)   (177,518) (10,049)    (70,951)
 Units Exchanged........ 142,340   1,143,781  229,176   1,879,257  270,173   2,795,816  247,537   1,747,683
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 241,562  $1,941,079  399,642  $3,277,080  530,385  $5,488,542  542,240  $3,828,371
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                         Variable Insurance
                           Products Fund
                               II --            Variable Insurance Products Fund
                           Service Class 2            III --Service Class 2
                         -------------------  ----------------------------------------
                             Contrafund        Growth & Income
                             Portfolio            Portfolio        Mid Cap Portfolio
                         -------------------  -------------------  -------------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount
                         -------  ----------  -------  ----------  -------  ----------
Type VII Units:
 Units Purchased........ 131,911  $1,248,110   83,012  $  827,191   42,740  $  443,637
 Units Redeemed.........  (1,285)    (12,158)    (296)     (2,954)    (133)     (1,385)
 Units Exchanged........  14,208     134,434    9,116      90,841    6,452      66,963
                         -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 144,834  $1,370,386   91,832  $  915,078   49,059  $  509,216
 Units Purchased........ 205,031   1,717,172  124,608   1,110,082  149,548   1,466,141
 Units Redeemed......... (10,595)    (88,735)  (6,639)    (59,145)  (9,242)    (90,608)
 Units Exchanged........ 136,986   1,147,275   70,231     625,658  214,460   2,102,525
                         -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 331,422  $2,775,712  188,200  $1,676,595  354,766  $3,478,058
                         =======  ==========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                               Federated
                            Federated          Insurance
                            Insurance      Series -- Service     Janus Aspen Series -- Service
                             Series              Shares                      Shares
                         ----------------  -------------------  -----------------------------------
                          International                           Global Life          Global
                          Small Company     High Income Bond       Sciences          Technology
                             Fund II            Fund II            Portfolio         Portfolio
                         ----------------  -------------------  ----------------  -----------------
                         Units   $ Amount   Units    $ Amount   Units   $ Amount   Units   $ Amount
                         ------  --------  -------  ----------  ------  --------  -------  --------
Type VII Units:
 Units Purchased........  3,788  $ 33,790    9,701  $   93,475  24,302  $248,812   40,115  $360,245
 Units Redeemed.........    --        --      (117)     (1,123) (2,330)  (23,863)  (1,816)  (16,312)
 Units Exchanged........    --        --     3,446      33,200   1,040    10,655      747     6,712
                         ------  --------  -------  ----------  ------  --------  -------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  3,788  $ 33,790   13,030  $  125,552  23,012  $235,604   39,046  $350,645
                         ======  ========  =======  ==========  ======  ========  =======  ========
 Units Purchased........ 17,981   125,856   64,234     600,782  42,614   367,901  104,578   496,893
 Units Redeemed.........   (267)   (1,866)  (6,178)    (57,785) (2,782)  (24,023)  (2,539)  (12,065)
 Units Exchanged........  2,125    14,881   72,801     680,915  40,682   351,227   44,768   212,712
                         ------  --------  -------  ----------  ------  --------  -------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 19,839  $138,872  130,857  $1,223,912  80,514  $695,105  146,807  $697,540
                         ======  ========  =======  ==========  ======  ========  =======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                      Janus Aspen Series -- Service Shares (continued)
                         ----------------------------------------------------------------------------------
                                                                        Capital
                         Aggressive Growth                            Appreciation       Worldwide Growth
                             Portfolio         Growth Portfolio        Portfolio            Portfolio
                         -------------------  -------------------  -------------------  -------------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount    Units    $ Amount
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
Type VII Units:
 Units Purchased........  72,275  $  609,031  115,134  $1,074,150  103,916  $1,000,955   96,039  $  869,906
 Units Redeemed.........    (406)     (3,417)    (617)     (5,757)  (2,201)    (21,200)  (4,817)    (43,640)
 Units Exchanged........  10,987      92,588   14,966     139,628   10,396     100,139   27,331     247,563
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  82,856  $  698,202  129,483  $1,208,022  112,111  $1,079,893  118,553  $1,073,829
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========
 Units Purchased........ 110,707     517,309  218,111   1,491,245  153,290   1,127,475  166,139   1,103,406
 Units Redeemed.........  (7,743)    (36,177) (25,674)   (175,536)  (9,088)    (66,846)  (8,248)    (54,773)
 Units Exchanged........ 200,742     938,028  199,302   1,362,648  106,613     784,158  352,714   2,342,534
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 303,706  $1,419,160  391,739  $2,678,357  250,815  $1,844,787  510,605  $3,391,166
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                         Janus Aspen Series -- Service Shares
                                      (continued)                      AIM Variable Insurance Funds
                         ----------------------------------------  ----------------------------------------
                           International                            AIM V.I. Capital         AIM V.I.
                          Growth Portfolio    Balanced Portfolio   Appreciation Fund       Growth Fund
                         -------------------  -------------------  -------------------  -------------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount    Units    $ Amount
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
Type VII Units:
 Units Purchased........  37,190  $  334,941  181,573  $1,776,512   73,146  $  718,119  111,536  $  968,833
 Units Redeemed.........     (36)       (324)    (291)     (2,846)    (544)     (5,342)    (870)     (7,557)
 Units Exchanged........   6,268      56,456   20,240     198,022   10,106      99,211    5,323      46,239
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  43,422  $  391,072  201,522  $1,971,688   82,708  $  811,988  115,989  $1,007,516
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========
 Units Purchased........ 125,906     883,239  379,590   3,462,461  135,911     902,874  137,435     760,026
 Units Redeemed.........  (8,775)    (61,558) (36,367)   (331,719) (14,815)    (98,418)  (9,682)    (53,544)
 Units Exchanged........ 104,410     732,432  427,881   3,902,944  205,517   1,365,273  107,406     593,969
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 221,541  $1,554,112  771,104  $7,033,686  326,613  $2,169,730  235,159  $1,300,451
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                            AIM Variable
                          Insurance Funds
                            (continued)                     MFS Variable Insurance Trust
                         -------------------  -------------------------------------------------------------
                                                MFS Investors
                           AIM V.I. Value        Growth Stock        MFS Investors           MFS New
                                Fund                Series            Trust Series       Discovery Series
                         -------------------  -------------------  -------------------  -------------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount    Units    $ Amount
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
Type VII Units:
 Units Purchased........ 128,867  $1,157,100   51,553  $  494,478    6,965  $   69,921   17,019  $  155,131
 Units Redeemed.........  (6,759)    (60,694)    (608)     (5,836)     (18)       (179)    (327)     (2,979)
 Units Exchanged........  12,780     114,752    6,724      64,499    1,691      16,981    1,581      14,410
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 134,888  $1,211,158   57,669  $  553,141    8,638  $   86,723   18,273  $  166,561
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========
 Units Purchased........ 395,448   2,988,345  154,481   1,109,403   87,850     740,284   74,396     604,747
 Units Redeemed......... (25,184)   (190,315)  (4,340)    (31,171)  (5,527)    (46,574)  (3,284)    (26,699)
 Units Exchanged........ 313,188   2,366,718  123,731     888,573  150,992   1,272,357   66,553     540,995
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 683,452  $5,164,748  273,872  $1,966,806  233,315  $1,966,067  137,665  $1,119,043
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                            MFS Variable
                          Insurance Trust                                             PIMCO Variable
                            (continued)                     Dreyfus                   Insurance Trust
                         -------------------  --------------------------------------  ----------------
                                                                      The Dreyfus
                                              Dreyfus Investment       Socially
                                                 Portfolios --        Responsible
                                MFS                 Emerging         Growth Fund,         Foreign
                           Utility Series      Markets Portfolio         Inc.         Bond Portfolio
                         -------------------  --------------------  ----------------  ----------------
                          Units    $ Amount    Units     $ Amount   Units   $ Amount  Units   $ Amount
                         -------  ----------  --------  ----------  ------  --------  ------  --------
Type VII Units:
 Units Purchased........  23,018  $  232,289     1,584  $   14,945  31,186  $286,327     929  $  9,336
 Units Redeemed.........     (33)       (334)      --          --      (13)     (117)    --        --
 Units Exchanged........   9,286      93,711        32         307   1,299    11,930     --        --
                         -------  ----------  --------  ----------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  32,271  $  325,666     1,616  $   15,251  32,472  $298,140     929  $  9,336
                         =======  ==========  ========  ==========  ======  ========  ======  ========
 Units Purchased........ 143,801   1,288,788     4,067      29,745  52,828   377,636   7,615    82,548
 Units Redeemed.........  (4,161)    (37,291)     (435)     (3,179) (2,034)  (14,538) (1,056)  (11,450)
 Units Exchanged........ 131,992   1,182,949    58,717     429,482  44,226   316,137   8,648    93,730
                         -------  ----------  --------  ----------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 271,632  $2,434,445    62,349  $  456,048  95,020  $679,235  15,207  $164,828
                         =======  ==========  ========  ==========  ======  ========  ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                                         Rydex Variable
                                PIMCO Variable Insurance Trust (continued)                   Trust
                         -------------------------------------------------------------  -----------------
                             Long-Term
                          U.S. Government         High Yield          Total Return
                           Bond Portfolio       Bond Portfolio       Bond Portfolio         OTC Fund
                         -------------------  -------------------  -------------------  -----------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount    Units   $ Amount
                         -------  ----------  -------  ----------  -------  ----------  -------  --------
Type VII Units:
 Units Purchased........  11,183  $  121,327   11,256  $  113,191   49,525  $  510,183   79,844  $646,801
 Units Redeemed.........     (28)       (309)     (64)       (641)    (147)     (1,514)    (506)   (4,099)
 Units Exchanged........   4,339      47,068      419       4,212    9,491      97,777    2,921    23,660
                         -------  ----------  -------  ----------  -------  ----------  -------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  15,494  $  168,086   11,611  $  116,762   58,869  $  606,446   82,259  $666,363
                         =======  ==========  =======  ==========  =======  ==========  =======  ========
 Units Purchased........ 153,322   1,762,947  113,131   1,116,534  317,920   3,493,729   77,689   375,329
 Units Redeemed.........  (8,820)   (101,407)  (4,173)    (41,183) (11,997)   (131,841)  (7,690)  (37,151)
 Units Exchanged........ 226,289   2,601,947   87,028     858,917  446,145   4,902,826   87,617   423,298
                         -------  ----------  -------  ----------  -------  ----------  -------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 370,791  $4,248,295  195,986  $1,934,268  752,068  $8,264,714  157,616  $761,476
                         =======  ==========  =======  ==========  =======  ==========  =======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                             Alliance Variable Products Series Fund, Inc.
                         ----------------------------------------------------------
                             Growth and            Premier             Quasar
                          Income Portfolio     Growth Portfolio       Portfolio
                         -------------------  -------------------  ----------------
                          Units    $ Amount    Units    $ Amount   Units   $ Amount
                         -------  ----------  -------  ----------  ------  --------
Type VII Units:
 Units Purchased........  42,206  $  443,604  160,773  $1,447,706  13,530  $131,606
 Units Redeemed.........  (2,045)    (21,485)    (473)     (4,260)   (176)   (1,713)
 Units Exchanged........   2,775      29,170   24,585     221,373   1,640    15,955
                         -------  ----------  -------  ----------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  42,936  $  451,289  184,885  $1,664,819  14,994  $145,849
                         =======  ==========  =======  ==========  ======  ========
 Units Purchased........ 375,993   3,950,462  275,535   1,925,375  26,222   184,060
 Units Redeemed......... (14,710)   (154,549) (22,192)   (155,069) (1,508)  (10,586)
 Units Exchanged........ 421,618   4,429,836  375,736   2,625,560  22,795   160,013
                         -------  ----------  -------  ----------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 782,901  $8,225,749  629,079  $4,395,866  47,509  $333,487
                         =======  ==========  =======  ==========  ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


(6) Financial Highlights

  A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the year or lesser period ended December 31, 2001, follows.

  Expenses as a percentage of average net assets represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, administrative and distribution expenses for each period indicated. For Type I units, the expense ratio of 1.35% presented in the table below represents the maximum charge, as it includes the 0.20% distribution expense assessed only during the first ten years after a premium deposit is made. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying funds are excluded.

  The investment income ratio represents the ordinary dividends received by the subaccount from the underlying mutual fund, divided by average net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of ordinary dividends by the underlying fund in which the subaccounts invest.

  The total return for the period indicated includes changes in the value of the underlying fund and reflects deductions for all items included in the expense ratio.

                                Year or lesser period ended December 31, 2001
                         -----------------------------------------------------------
                                     Net Assets
                                   -------------- Expenses as a
                                    Unit          % of Average   Investment   Total
Type I:                    Units   Value   000s    Net Assets   Income Ratio Return
-------                  --------- ------ ------- ------------- ------------ -------
GE Investments Funds,
Inc.:
 S&P 500 Index Fund.....   603,299 $46.51 $28,059     1.35%         1.00%    (13.45)%
 Money Market Fund...... 3,237,897  17.22  55,757     1.35%         3.80%       2.57%
 Total Return Fund......   329,490  37.36  12,310     1.35%         2.60%     (4.20)%
 International Equity
 Fund...................    69,869  12.65  14,382     1.35%         0.91%    (21.93)%
 Real Estate Securities
 Fund...................   182,258  21.46  24,743     1.35%         4.06%      10.32%
 Global Income Fund.....    26,072  10.03   5,555     1.35%         0.00%     (3.01)%
 Mid-Cap Value Equity
 Fund...................   370,507  17.07  11,673     1.35%         0.86%     (1.03)%
 Income Fund............   964,324  12.10  11,668     1.35%         5.68%       5.97%
 U.S. Equity Fund.......   148,206  11.22   1,663     1.35%         0.77%     (9.71)%
 Premier Growth Equity
 Fund...................    72,776   9.90     720     1.35%         0.11%    (10.37)%
Oppenheimer Variable
Account Funds:
 Bond Fund/VA...........   522,745  24.03  12,562     1.35%         6.48%       6.33%
 Capital Appreciation
 Fund/VA................   684,426  55.03  37,664     1.35%         0.65%    (13.76)%
 Aggressive Growth
 Fund/VA................ 1,046,981  43.88  45,942     1.35%         1.04%    (32.20)%
 High Income Fund/VA....   682,884  30.71  20,971     1.35%        10.69%       0.59%
 Multiple Strategies
 Fund/VA................   609,630  32.74  19,959     1.35%         3.82%       0.83%
Variable Insurance
Products Fund:
 Equity-Income
 Portfolio.............. 2,514,863  43.63 109,723     1.35%         1.75%     (6.24)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                Year or lesser period ended December 31, 2001
                         ------------------------------------------------------------
                                     Net Assets
                                   --------------- Expenses as a
                                    Unit           % of Average   Investment   Total
Type I:                    Units   Value    000s    Net Assets   Income Ratio Return
-------                  --------- ------ -------- ------------- ------------ -------
 Growth Portfolio....... 1,923,051 $52.86 $101,652     1.35%         0.09%    (18.77)%
 Overseas Portfolio..... 1,258,600  20.72   26,078     1.35%         5.60%    (22.24)%
Variable Insurance
 Products Fund II:
 Asset Manager
  Portfolio............. 6,746,394  27.58  186,066     1.35%         4.61%     (5.39)%
 Contrafund Portfolio... 1,463,180  25.87   37,852     1.35%         0.85%    (13.43)%
Variable Insurance
 Products Fund III:
 Growth & Income
  Portfolio.............   346,968  14.71    5,104     1.35%         1.34%     (9.98)%
 Growth Opportunities
  Portfolio.............   220,327  10.83    2,386     1.35%         0.44%    (15.58)%
Federated Insurance
 Series:
 American Leaders Fund
  II....................   294,487  17.01    5,009     1.35%         1.37%     (5.51)%
 High Income Bond Fund
  II....................   214,386  13.98    2,997     1.35%         9.75%       0.01%
 Utility Fund II........   202,066  14.67    2,964     1.35%         3.45%    (14.89)%
Alger American Fund:
 Small Capitalization
  Portfolio.............   642,188   8.64    5,549     1.35%         0.05%    (30.47)%
 LargeCap Growth
  Portfolio.............   723,585  19.07   13,799     1.35%         0.24%    (13.01)%
PBHG Insurance Series
 Fund, Inc.:
 PBHG Large Cap Growth
  Portfolio.............   193,697  17.08    3,308     1.35%         0.00%    (29.25)%
 PBHG Growth II
  Portfolio.............   274,022  10.83    2,968     1.35%         0.00%    (41.28)%
Janus Aspen Series:
 Aggressive Growth
  Portfolio............. 1,019,009  24.16   24,619     1.35%         0.00%    (40.27)%
 Growth Portfolio....... 2,307,263  22.97   52,998     1.35%         0.02%    (25.75)%
 Worldwide Growth
  Portfolio............. 2,399,672  30.58   73,382     1.35%         0.23%    (23.49)%
 Balanced Portfolio..... 1,775,829  22.31   39,619     1.35%         1.29%     (5.95)%
 Flexible Income
  Portfolio.............   395,265  15.17    5,996     1.35%         3.03%       6.28%
 International Growth
  Portfolio.............   594,436  18.02   10,712     1.35%         0.34%    (24.27)%
 Capital Appreciation
  Portfolio.............   575,386  20.25   11,652     1.35%         0.40%    (22.73)%
Janus Aspen Series --
  Service Shares:
 Global Life Sciences
  Portfolio.............   200,905   9.42    1,893     1.35%         0.00%    (17.88)%
 Global Technology
  Portfolio.............   150,593   4.22      636     1.35%         0.00%    (38.17)%
Goldman Sachs Variable
 Insurance Trust:
 Growth and Income
  Fund..................    77,071   7.80      601     1.35%         0.50%    (10.56)%
 Mid Cap Value Fund.....   603,789  12.04    7,270     1.35%         1.11%      10.54%
Salomon Brothers
 Variable Series Funds
 Inc.:
 Strategic Bond Fund....    71,246  11.39      811     1.35%         5.18%       5.47%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                     Year or lesser period ended December 31, 2001
                         ---------------------------------------------------------------------
                                        Net Assets     Expenses as a
                                    ------------------ % of Average   Investment
Type I:                    Units    Unit Value  000s    Net Assets   Income Ratio Total Return
-------                  ---------- ---------- ------- ------------- ------------ ------------
 Investors Fund.........    304,116   $14.47   $ 4,401     1.35%         0.84%       (5.44)%
 Total Return Fund......     30,465    11.12       339     1.35%         2.66%       (2.14)%
Type II:
--------
GE Investments Funds,
 Inc.:
 S&P 500 Index Fund.....  8,557,014    44.94   384,552     1.40%         1.00%      (13.50)%
 Money Market Fund...... 17,320,111    16.64   288,207     1.40%         3.80%         2.51%
 Total Return Fund......  2,104,312    36.10    75,966     1.40%         2.60%       (4.26)%
 International Equity
  Fund..................    919,209    12.49    11,481     1.40%         0.91%      (21.97)%
 Real Estate Securities
  Fund..................  2,007,545    21.11    42,379     1.40%         4.06%        10.27%
 Global Income Fund.....    300,934     9.91     2,982     1.40%         0.00%       (3.06)%
 Mid-Cap Value Equity
  Fund..................  4,353,777    16.87    73,448     1.40%         0.86%       (1.09)%
 Income Fund............  4,478,530    11.98    53,653     1.40%         5.68%         5.92%
 U.S. Equity Fund.......  3,262,755    11.12    36,282     1.40%         0.77%       (9.76)%
 Premier Growth Equity
  Fund..................  2,201,591     9.83    21,642     1.40%         0.11%      (10.42)%
Oppenheimer Variable
 Account Funds:
 Bond Fund/VA...........  3,460,570    23.22    80,354     1.40%         6.48%         6.27%
 Capital Appreciation
  Fund/VA...............  3,602,443    53.17   191,542     1.40%         0.65%      (13.81)%
 Aggressive Growth
  Fund/VA...............  2,697,267    42.40   114,364     1.40%         1.04%      (32.24)%
 High Income Fund/VA....  2,829,310    29.67    83,946     1.40%        10.69%         0.54%
 Multiple Strategies
  Fund/VA...............  1,710,953    31.63    54,117     1.40%         3.82%         0.78%
Variable Insurance
 Products Fund:
 Equity-Income
  Portfolio.............  9,234,283    42.16   389,317     1.40%         1.75%       (6.29)%
 Growth Portfolio.......  4,744,104    51.08   242,329     1.40%         0.09%      (18.81)%
 Overseas Portfolio.....  1,347,035    20.02    26,968     1.40%         5.60%      (22.28)%
Variable Insurance
 Products Fund II:
 Asset Manager
  Portfolio.............  2,740,751    26.75    73,315     1.40%         4.61%       (5.44)%
 Contrafund Portfolio... 10,463,953    25.42   265,994     1.40%         0.85%      (13.48)%
Variable Insurance
 Products Fund III:
 Growth & Income
  Portfolio.............  5,388,110    14.54    78,343     1.40%         1.34%      (10.03)%
 Growth Opportunities
  Portfolio.............  3,701,867    10.70    39,610     1.40%         0.44%      (15.63)%
Federated Insurance
 Series:
 American Leaders Fund
  II....................  4,307,323    16.77    72,234     1.40%         1.37%       (5.56)%
 High Income Bond Fund
  II....................  2,986,440    13.74    41,034     1.40%         9.75%       (0.04)%
 Utility Fund II........  2,347,057    14.41    33,821     1.40%         3.45%      (14.93)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                      Year or lesser period ended December 31, 2001
                         -----------------------------------------------------------------------
                                         Net Assets      Expenses as a
                                     ------------------- % of Average   Investment
Type II:                    Units    Unit Value   000s    Net Assets   Income Ratio Total Return
--------                 ----------- ---------- -------- ------------- ------------ ------------
Alger American Fund:
 Small Capitalization
  Portfolio.............   7,002,914   $ 8.50   $ 59,525     1.40%         0.05%       (30.51)%
 LargeCap Growth
  Portfolio.............   9,078,703    18.77    170,407     1.40%         0.24%       (13.06)%
PBHG Insurance Series
 Fund, Inc.:
 PBHG Large Cap Growth
  Portfolio.............   2,370,270    16.88     40,010     1.40%         0.00%       (29.29)%
 PBHG Growth II
  Portfolio.............   2,517,899    10.71     26,967     1.40%         0.00%       (41.31)%
Janus Aspen Series:
 Aggressive Growth
  Portfolio.............   5,965,824    23.67    141,211     1.40%         0.00%       (40.30)%
 Growth Portfolio.......  12,018,045    22.50    270,406     1.40%         0.02%       (25.79)%
 Worldwide Growth
  Portfolio.............  13,140,429    29.95    393,556     1.40%         0.23%       (23.53)%
 Balanced Portfolio.....  15,654,099    21.96    343,764     1.40%         1.29%        (6.01)%
 Flexible Income
  Portfolio.............   3,772,527    14.93     56,324     1.40%         3.03%         6.22%
 International Growth
  Portfolio.............   5,720,325    17.77    101,650     1.40%         0.34%       (24.32)%
 Capital Appreciation
  Portfolio.............   7,276,570    20.02    145,677     1.40%         0.40%       (22.78)%
Janus Aspen Series --
  Service Shares:
 Global Life Sciences
  Portfolio.............   1,018,589     9.38      9,554     1.40%         0.00%       (17.93)%
 Global Technology
  Portfolio.............   1,801,374     4.21      7,584     1.40%         0.00%       (38.20)%
Goldman Sachs Variable
 Insurance Trust:
 Growth and Income
  Fund..................   1,149,638     7.73      8,887     1.40%         0.50%       (10.61)%
 Mid Cap Value Fund.....   5,607,364    11.93     66,896     1.40%         1.11%        10.48%
Salomon Brothers
 Variable Series Funds
 Inc.:
 Strategic Bond Fund....   1,168,074    11.30     13,199     1.40%         5.18%         5.42%
 Investors Fund.........   1,905,832    14.35     27,349     1.40%         0.84%        (5.50)%
 Total Return Fund......     598,880    11.03      6,606     1.40%         2.66%        (2.19)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                 Year or lesser period ended December 31, 2001
                         -------------------------------------------------------------
                                      Net Assets
                                    --------------- Expenses as a
                                     Unit           % of Average   Investment   Total
Type III:                  Units    Value    000s    Net Assets   Income Ratio Return
---------                ---------- ------ -------- ------------- ------------ -------
GE Investments Funds,
 Inc.:
 S&P 500 Index Fund..... 17,208,862 $ 8.92 $153,503     1.55%         1.00%    (13.63)%
 Money Market Fund...... 22,228,201  11.04  245,399     1.55%         3.80%       2.35%
 Total Return Fund......  3,102,244  10.81   33,535     1.55%         2.60%     (4.40)%
 International Equity
  Fund..................    707,187   8.27    5,848     1.55%         0.91%    (22.09)%
 Real Estate Securities
  Fund..................  1,162,740  14.33   16,662     1.55%         4.06%      10.10%
 Mid-Cap Value Equity
  Fund..................  4,911,126  11.77   57,804     1.55%         0.86%     (1.24)%
 Income Fund............  2,019,964  11.20   22,624     1.55%         5.68%       5.76%
 U.S. Equity Fund.......  3,528,046  10.19   35,951     1.55%         0.77%     (9.90)%
 Premier Growth Equity
  Fund..................  4,926,747   9.79   48,233     1.55%         0.11%    (10.55)%
 Value Equity Fund......    375,400   9.18    3,446     1.55%         1.09%    (10.17)%
 Small-Cap Value Equity
  Fund..................    764,830  12.06    9,224     1.55%         0.81%       8.26%
Oppenheimer Variable
 Account Funds:
 Bond Fund/VA...........  2,996,459  10.72   32,122     1.55%         6.48%       6.11%
 Capital Appreciation
  Fund/VA...............  5,813,569  11.19   65,054     1.55%         0.65%    (13.94)%
 Aggressive Growth
  Fund/VA...............  3,160,573  10.16   32,111     1.55%         1.04%    (32.34)%
 High Income Fund/VA....  1,565,613   9.61   15,046     1.55%        10.69%       0.38%
 Multiple Strategies
  Fund/VA...............  1,253,764  11.55   14,481     1.55%         3.82%       0.63%
Oppenheimer Variable
 Account Funds -- Class
 2 Shares:
 Global Securities
  Fund/VA...............    797,433   9.21    7,344     1.55%         0.15%    (13.54)%
 Main Street Growth &
  Income Fund/VA........    684,833   8.85    6,061     1.55%         0.17%    (11.67)%
Variable Insurance
 Products Fund:
 Equity-Income
  Portfolio.............  6,973,887  10.64   74,202     1.55%         1.75%     (6.43)%
 Growth Portfolio....... 12,207,225   9.04  110,353     1.55%         0.09%    (18.93)%
 Overseas Portfolio.....  1,013,208   8.53    8,643     1.55%         5.60%    (22.40)%
Variable Insurance
 Products Fund II:
 Asset Manager
  Portfolio.............  1,657,965   9.65   15,999     1.55%         4.61%     (5.58)%
 Contrafund Portfolio...  9,684,799   9.33   90,359     1.55%         0.85%    (13.61)%
Variable Insurance
 Products Fund III:
 Growth & Income
  Portfolio.............  4,216,916   9.11   38,416     1.55%         1.34%    (10.17)%
 Growth Opportunities
  Portfolio.............  2,034,188   7.12   14,483     1.55%         0.44%    (15.75)%
Variable Insurance
 Products Fund --
  Service Class 2:
 Equity-Income
  Portfolio.............  1,400,128   9.80   13,721     1.55%         0.22%     (6.70)%
 Growth Portfolio.......  1,258,983   7.97   10,034     1.55%         0.02%    (19.15)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                 Year or lesser period ended December 31, 2001
                         -------------------------------------------------------------
                                      Net Assets
                                    --------------- Expenses as a
                                     Unit           % of Average   Investment   Total
Type III:                  Units    Value    000s    Net Assets   Income Ratio Return
---------                ---------- ------ -------- ------------- ------------ -------
Variable Insurance
 Products Fund II --
  Service Class 2:
 Contrafund Portfolio...  1,052,251 $ 8.87 $  9,333     1.55%         0.22%    (13.83)%
Variable Insurance
 Products Fund III --
  Service Class 2:
 Growth & Income
  Portfolio.............    500,280   8.98    4,493     1.55%         0.37%    (10.42)%
 Mid Cap Portfolio......    923,291  10.26    9,473     1.55%         0.00%     (5.02)%
Federated Insurance
 Series:
 American Leaders Fund
  II....................  2,224,709   9.98   22,203     1.55%         1.37%     (5.70)%
 High Income Bond Fund
  II....................  1,497,811   8.85   13,256     1.55%         9.75%     (0.20)%
 Utility Fund II........    988,491   7.95    7,859     1.55%         3.45%    (15.06)%
 International Small
  Company Fund II.......     60,091   6.97      419     1.55%         0.00%    (31.10)%
Federated Insurance
 Series -- Service
 Shares:
 High Income Bond Fund
  II....................    309,175   9.96    3,079     1.55%         3.47%     (0.20)%
Alger American Fund:
 Small Capitalization
  Portfolio.............  3,603,281   7.03   25,331     1.55%         0.05%    (30.61)%
 LargeCap Growth
  Portfolio.............  9,699,706   9.11   88,364     1.55%         0.24%    (13.19)%
Janus Aspen Series:
 Aggressive Growth
  Portfolio.............  9,149,067   8.38   76,669     1.55%         0.00%    (40.40)%
 Growth Portfolio....... 15,640,723   8.39  131,226     1.55%         0.02%    (25.91)%
 Worldwide Growth
  Portfolio............. 11,168,696   9.69  108,225     1.55%         0.23%    (23.64)%
 Balanced Portfolio..... 14,470,083  10.78  155,987     1.55%         1.29%     (6.15)%
 Flexible Income
  Portfolio.............  2,013,676  11.06   22,271     1.55%         3.03%       6.06%
 International Growth
  Portfolio.............  4,093,422  10.70   43,800     1.55%         0.34%    (24.43)%
 Capital Appreciation
  Portfolio............. 12,492,110   9.36  116,926     1.55%         0.40%    (22.89)%
Janus Aspen Series --
  Service Shares:
 Global Life Sciences
  Portfolio.............  1,091,617   9.36   10,218     1.55%         0.00%    (18.05)%
 Global Technology
  Portfolio.............  2,037,391   4.20    8,557     1.55%         0.00%    (38.29)%
 Aggressive Growth
  Portfolio.............    595,649   5.88    3,502     1.55%         0.00%    (40.53)%
 Growth Portfolio.......    839,635   7.20    6,045     1.55%         0.00%    (26.07)%
 Capital Appreciation
  Portfolio.............    543,083   7.79    4,231     1.55%         0.28%    (23.05)%
 Worldwide Growth
  Portfolio.............    793,669   7.58    6,016     1.55%         0.11%    (23.82)%
 International Growth
  Portfolio.............    484,214   7.54    3,651     1.55%         0.31%    (24.62)%
 Balanced Portfolio.....  1,718,954   9.57   16,450     1.55%         1.59%     (6.38)%
Goldman Sachs Variable
 Insurance Trust:
 Growth and Income
  Fund..................    831,759   8.74    7,270     1.55%         0.50%    (10.75)%
 Mid Cap Value Fund.....  4,778,066  14.26   68,135     1.55%         1.11%      10.31%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                     Year or lesser period ended December 31, 2001
                          --------------------------------------------------------------------
                                        Net Assets     Expenses as a
                                    ------------------ % of Average   Investment
Type III:                   Units   Unit Value  000s    Net Assets   Income Ratio Total Return
---------                 --------- ---------- ------- ------------- ------------ ------------
Salomon Brothers
 Variable Series Funds,
 Inc.:
 Strategic Bond Fund....  1,091,102   $11.01   $12,013     1.55%         5.18%         5.26%
 Investors Fund.........  2,548,515    11.76    29,971     1.55%         0.84%       (5.64)%
 Total Return Fund......    780,272    10.29     8,029     1.55%         2.66%       (2.34)%
AIM Variable Insurance
 Series Funds:
 AIM V.I. Capital
  Appreciation Fund.....    711,998     7.57     5,390     1.55%         0.00%      (24.48)%
 AIM V.I. Growth Fund...    256,780     6.58     1,690     1.55%         0.35%      (34.92)%
 AIM V.I. Value Fund....  1,239,767     8.70    10,786     1.55%         0.23%      (13.92)%
MFS Variable Insurance
 Trust:
 MFS Investors Growth
  Stock Series..........    546,216     7.37     4,026     1.55%         0.05%      (26.00)%
 MFS Investors Trust
  Series................    414,666     8.37     3,471     1.55%         0.18%      (17.41)%
 MFS New Discovery
  Series................    422,279     9.90     4,181     1.55%         0.00%       (6.73)%
 MFS Utility Series.....    527,906     7.77     4,102     1.55%         1.56%      (25.62)%
Dreyfus:
 Dreyfus Investment
  Portfolios-Emerging
  Markets Portfolio.....     97,103    10.09       980     1.55%         1.74%         1.71%
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc.............     51,180     7.55       386     1.55%         0.08%      (23.78)%
PIMCO Variable Insurance
 Trust:
 Foreign Bond
  Portfolio.............    143,308    10.87     1,558     1.55%         3.00%         5.92%
 Long-Term U.S.
  Government Bond
  Portfolio.............    783,091    10.82     8,473     1.55%         4.04%         4.21%
 High Yield Bond
  Portfolio.............    561,545    10.19     5,722     1.55%         6.66%         0.76%
 Total Return Bond
  Portfolio.............  1,441,065    10.89    15,693     1.55%         3.84%         6.69%
Rydex Variable Trust:
 OTC Fund...............    236,367     5.58     1,319     1.55%         0.00%      (36.19)%
Alliance Variable
 Products Series Fund,
 Inc.:
 Growth and Income
  Portfolio.............  2,101,249    10.51    22,084     1.55%         0.36%       (1.41)%
 Premier Growth
  Portfolio.............    970,931     8.04     7,806     1.55%         0.00%      (18.69)%
 Quasar Portfolio.......    158,564     9.04     1,433     1.55%         0.00%      (14.22)%
Prudential Series Fund,
 Inc.:
 SP Prudential U.S.
  Emerging Growth
  Portfolio.............      9,251     8.86        82     1.55%         0.00%       (9.67)%
 SP Jennison
  International Growth
  Portfolio.............      2,313     7.43        17     1.55%         0.00%      (38.62)%
 Prudential Jennison
  Portfolio.............      4,587     8.78        40     1.55%         0.00%      (22.65)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                  Year or lesser period ended December 31, 2001
                         ---------------------------------------------------------------
                                    Net Assets
                                   ------------- Expenses as a
                                   Unit          % of Average   Investment
Type IV:                   Units   Value  000s    Net Assets   Income Ratio Total Return
--------                 --------- ----- ------- ------------- ------------ ------------
GE Investments Funds,
 Inc.:
 S&P 500 Index Fund..... 2,084,126 $8.32 $17,340     1.60%         1.00%      (13.68)%
 Money Market Fund...... 4,564,152 10.94  49,932     1.60%         3.80%         2.30%
 Total Return Fund......   372,552 10.36   3,860     1.60%         2.60%       (4.45)%
 International Equity
  Fund..................   121,898  8.11     989     1.60%         0.91%      (22.13)%
 Real Estate Securities
  Fund..................    93,831 13.10   1,229     1.60%         4.06%        10.04%
 Mid-Cap Value Equity
  Fund..................   532,256 10.22   5,440     1.60%         0.86%       (1.29)%
 Income Fund............   257,747 11.27   2,905     1.60%         5.68%         5.70%
 U.S. Equity Fund.......   313,046  9.29   2,908     1.60%         0.77%       (9.94)%
 Premier Growth Equity
  Fund..................   419,925  9.78   4,107     1.60%         0.11%      (10.60)%
 Value Equity Fund......   118,284  9.17   1,085     1.60%         1.09%      (10.22)%
 Small-Cap Value Equity
  Fund..................   108,992 12.05   1,313     1.60%         0.81%         8.20%
Oppenheimer Variable
 Account Funds:
 Bond Fund/VA...........   290,069 10.78   3,127     1.60%         6.48%         6.06%
 Capital Appreciation
  Fund/VA...............   735,051 10.78   7,924     1.60%         0.65%      (13.98)%
 Aggressive Growth
  Fund/VA...............   337,019  9.50   3,202     1.60%         1.04%      (32.37)%
 High Income Fund/VA....   178,281  9.28   1,654     1.60%        10.69%         0.33%
 Multiple Strategies
  Fund/VA...............   190,985 10.77   2,057     1.60%         3.82%         0.58%
Oppenheimer Variable
 Account Funds -- Class
 2 Shares:
 Global Securities
  Fund/VA...............    86,595  9.20     797     1.60%         0.15%      (13.59)%
 Main Street Growth &
  Income Fund/VA........   140,805  8.84   1,245     1.60%         0.17%      (11.72)%
Variable Insurance
 Products Fund:
 Equity-Income
  Portfolio.............   917,825  9.30   8,536     1.60%         1.75%       (6.48)%
 Growth Portfolio....... 1,048,860  8.76   9,188     1.60%         0.09%      (18.97)%
 Overseas Portfolio.....   179,907  8.07   1,452     1.60%         5.60%      (22.43)%
Variable Insurance
 Products Fund II:
 Asset Manager
  Portfolio.............   220,652  9.43   2,081     1.60%         4.61%       (5.63)%
 Contrafund Portfolio... 1,229,421  8.96  11,016     1.60%         0.85%      (13.65)%
Variable Insurance
 Products Fund III:
 Growth & Income
  Portfolio.............   607,616  8.54   5,189     1.60%         1.34%      (10.21)%
 Growth Opportunities
  Portfolio.............   268,664  6.79   1,824     1.60%         0.44%      (15.80)%
Variable Insurance
 Products Fund --
  Service Class 2:
 Equity-Income
  Portfolio.............   124,443  9.79   1,218     1.60%         0.22%       (6.75)%
 Growth Portfolio.......   272,129  7.97   2,169     1.60%         0.02%      (19.19)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                  Year or lesser period ended December 31, 2001
                         ---------------------------------------------------------------
                                    Net Assets
                                   ------------- Expenses as a
                                    Unit         % of Average   Investment
Type IV:                   Units   Value   000s   Net Assets   Income Ratio Total Return
--------                 --------- ------ ------ ------------- ------------ ------------
Variable Insurance
 Products Fund II --
  Service Class 2:
 Contrafund Portfolio...   215,181 $ 8.87 $1,909     1.60%         0.22%      (13.88)%
Variable Insurance
 Products Fund III --
  Service Class 2:
 Growth & Income
  Portfolio.............   103,917   8.97    932     1.60%         0.37%      (10.47)%
 Mid Cap Portfolio......    82,604  10.26    848     1.60%         0.00%       (5.06)%
Federated Insurance
 Series:
 American Leaders Fund
  II....................   397,695   8.94  3,555     1.60%         1.37%       (5.75)%
 High Income Bond Fund
  II....................   197,752   8.59  1,699     1.60%         9.75%       (0.25)%
 Utility Fund II........   129,702   7.59    984     1.60%         3.45%      (15.11)%
 International Small
  Company Fund II.......    16,924   6.96    118     1.60%         0.00%      (31.14)%
Federated Insurance
 Series -- Service
 Shares:
 High Income Bond Fund
  II....................    45,977   9.96    458     1.60%         3.47%       (0.25)%
Alger American Fund:
 Small Capitalization
  Portfolio.............   528,445   6.81  3,599     1.60%         0.05%      (30.65)%
 LargeCap Growth
  Portfolio............. 1,392,133   8.64 12,028     1.60%         0.24%      (13.23)%
Janus Aspen Series:
 Aggressive Growth
  Portfolio............. 1,217,251   7.22  8,789     1.60%         0.00%      (40.43)%
 Growth Portfolio....... 1,819,775   7.96 14,485     1.60%         0.02%      (25.95)%
 Worldwide Growth
  Portfolio............. 1,487,500   9.48 14,101     1.60%         0.23%      (23.68)%
 Balanced Portfolio..... 1,591,602  10.21 16,250     1.60%         1.29%       (6.20)%
 Flexible Income
  Portfolio.............   200,610  10.98  2,203     1.60%         3.03%         6.01%
 International Growth
  Portfolio.............   784,857  10.60  8,319     1.60%         0.34%      (24.47)%
 Capital Appreciation
  Portfolio............. 1,245,067   8.20 10,210     1.60%         0.40%      (22.93)%
Janus Aspen Series --
  Service Shares:
 Global Life Sciences
  Portfolio.............   154,798   9.35  1,447     1.60%         0.00%      (18.09)%
 Global Technology
  Portfolio.............   275,684   4.19  1,155     1.60%         0.00%      (38.33)%
 Aggressive Growth
  Portfolio.............    46,629   5.88    274     1.60%         0.00%      (40.56)%
 Growth Portfolio.......   121,973   7.19    877     1.60%         0.00%      (26.11)%
 Capital Appreciation
  Portfolio.............    96,923   7.79    755     1.60%         0.28%      (23.09)%
 Worldwide Growth
  Portfolio.............   227,777   7.58  1,727     1.60%         0.11%      (23.86)%
 International Growth
  Portfolio.............    48,624   7.53    366     1.60%         0.31%      (24.66)%
 Balanced Portfolio.....   236,619   9.57  2,264     1.60%         1.59%       (6.43)%
Goldman Sachs Variable
 Insurance Trust:
 Growth and Income
  Fund..................   173,565   7.97  1,383     1.60%         0.50%      (10.79)%
 Mid Cap Value Fund.....   436,048  12.64  5,512     1.60%         1.11%        10.25%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                               Year or lesser period ended December 31, 2001
                          --------------------------------------------------------
                                                Expenses
                                                 as a %
                                   Net Assets      of
                                  ------------- Average
                                   Unit           Net     Investment
Type IV:                   Units  Value   000s   Assets  Income Ratio Total Return
--------                  ------- ------ ------ -------- ------------ ------------
Salomon Brothers
 Variable Series Funds,
 Inc.:
 Strategic Bond Fund....  118,221 $10.90 $1,289   1.60%      5.18%         5.20%
 Investors Fund.........  239,512  10.65  2,551   1.60%      0.84%       (5.69)%
 Total Return Fund......   49,020   9.94    487   1.60%      2.66%       (2.39)%
AIM Variable Insurance
 Series Funds:
 AIM V.I. Capital
  Appreciation Fund.....   80,573   7.56    609   1.60%      0.00%      (24.51)%
 AIM V.I. Growth Fund...   29,164   6.57    192   1.60%      0.35%      (34.95)%
 AIM V.I. Value Fund....  165,666   8.70  1,441   1.60%      0.23%      (13.97)%
MFS Variable Insurance
 Trust:
 MFS Investors Growth
  Stock Series..........   84,171   7.36    619   1.60%      0.05%      (26.04)%
 MFS Investors Trust
  Series................   61,876   8.36    517   1.60%      0.18%      (17.45)%
 MFS New Discovery
  Series................   67,674   9.90    670   1.60%      0.00%       (6.78)%
 MFS Utility Series.....   41,040   7.76    318   1.60%      1.56%      (25.66)%
Dreyfus:
 Dreyfus Investment
  Portfolios-Emerging
  Markets Portfolio.....   64,379  10.09    650   1.60%      1.74%         1.66%
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc. ...........   21,440   7.55    162   1.60%      0.08%      (23.82)%
PIMCO Variable Insurance
 Trust:
 Foreign Bond
  Portfolio.............   23,078  10.86    251   1.60%      3.00%         5.87%
 Long-Term U.S.
  Government Bond
  Portfolio.............  132,087  10.81  1,428   1.60%      4.04%         4.16%
 High Yield Bond
  Portfolio.............   67,250  10.18    685   1.60%      6.66%         0.71%
 Total Return Bond
  Portfolio.............  397,634  10.88  4,326   1.60%      3.84%         6.63%
Rydex Variable Trust:
 OTC Fund...............   18,702   5.58    104   1.60%      0.00%      (36.22)%
Alliance Variable
 Products Series Fund,
 Inc.:
 Growth and Income
  Portfolio.............  340,210  10.50  3,572   1.60%      0.36%       (1.46)%
 Premier Growth
  Portfolio.............   68,468   8.03    550   1.60%      0.00%      (18.73)%
 Quasar Portfolio.......    2,245   9.03     20   1.60%      0.00%      (14.26)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                 Year or lesser period ended December 31, 2001
                         --------------------------------------------------------------
                                      Net Assets
                                   ----------------- Expenses as a
                                                     % of Average   Investment   Total
Type V:                    Units   Unit Value  000s   Net Assets   Income Ratio Return
-------                  --------- ---------- ------ ------------- ------------ -------
GE Investments Funds,
 Inc.:
 S&P 500 Index Fund.....     6,754   $ 8.00   $   54     0.75%         1.00%    (12.93)%
 Money Market Fund...... 1,890,168     1.06    2,004     0.75%         3.80%       3.19%
 Real Estate Securities
  Fund..................     3,236    11.79       38     0.75%         4.06%      10.99%
 Mid-Cap Value Equity
  Fund..................     2,066    11.02       23     0.75%         0.86%     (0.43)%
 Income Fund............     3,905    11.26       44     0.75%         5.68%       6.62%
 U.S. Equity Fund.......     4,772     9.04       43     0.75%         0.77%     (9.16)%
 Premier Growth Equity
  Fund..................       207     8.75        2     0.75%         0.11%     (9.82)%
Variable Insurance
 Products Fund:
Variable Insurance
 Products Fund III:
 Growth & Income
  Portfolio.............     6,651     8.97       60     0.75%         1.34%     (9.44)%
 Growth Opportunities
  Portfolio.............       194     7.54        1     0.75%         0.44%    (15.07)%
 Mid Cap Portfolio......     2,055    10.60       22     0.75%         0.00%     (3.94)%
Janus Aspen Series:
 Flexible Income
  Portfolio.............       941    11.13       10     0.75%         3.03%       6.93%
 International Growth
  Portfolio.............       320     6.38        2     0.75%         0.34%    (23.81)%
 Capital Appreciation
  Portfolio.............       649     6.67        4     0.75%         0.40%    (22.26)%
 Equity Income
  Portfolio.............       287     8.27        2     0.75%         0.59%    (12.42)%
AIM Variable Insurance
 Funds:
 AIM V.I. Capital
  Appreciation Fund.....     1,177     6.33        7     0.75%         0.00%    (23.86)%
 AIM V.I. Aggressive
  Growth Fund...........     1,322     6.83        9     0.75%         0.00%    (26.62)%
 AIM V.I. New Technology
  Fund..................    15,314     3.49       53     0.75%         8.48%    (47.86)%
 AIM V.I. Capital
  Development Fund......       506     9.68        5     0.75%         0.00%     (8.78)%
 AIM V.I. Growth and
  Income Fund...........        39     6.97        0     0.75%         0.00%    (23.43)%
 AIM V.I. Global
  Utilities Fund........       153     6.87        1     0.75%         1.21%    (28.48)%
 AIM V.I. Government
  Securities Fund.......       822    11.05        9     0.75%         4.33%       4.87%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                Year or lesser period ended December 31, 2001
                         -----------------------------------------------------------
                                     Net Assets
                                   -------------- Expenses as a
                                    Unit          % of Average   Investment   Total
Type VI:                   Units   Value   000s    Net Assets   Income Ratio Return
--------                 --------- ------ ------- ------------- ------------ -------
GE Investments Funds,
 Inc.:
 S&P 500 Index Fund..... 3,034,072 $ 7.82 $23,726     1.50%         1.00%    (13.59)%
 Money Market Fund...... 2,491,737  10.49  26,138     1.50%         3.80%       2.40%
 Mid-Cap Value Equity
  Fund..................   952,179  11.10  10,569     1.50%         0.86%     (1.19)%
 U.S. Equity Fund.......   596,270   8.87   5,289     1.50%         0.77%     (9.85)%
 Premier Growth Equity
  Fund..................   679,903   8.46   5,752     1.50%         0.11%    (10.51)%
 Value Equity Fund......   321,742   8.93   2,873     1.50%         1.09%    (10.13)%
 Small-Cap Value Equity
  Fund..................   603,771  12.31   7,432     1.50%         0.81%       8.31%
Oppenheimer Variable
 Account Funds -- Class
 2 Shares:
 Global Securities
  Fund/VA............... 1,175,084   8.14   9,565     1.50%         0.15%    (13.50)%
 Main Street Growth &
  Income Fund/VA         1,249,865   7.98   9,974     1.50%         0.17%    (11.63)%
Variable Insurance
 Products Fund --
  Service Class 2:
 Equity-Income
  Portfolio............. 1,247,800  10.31  12,865     1.50%         0.22%     (6.66)%
 Growth Portfolio....... 1,934,977   6.79  13,138     1.50%         0.02%    (19.11)%
Variable Insurance
 Products Fund II --
  Service Class 2:
 Contrafund Portfolio... 1,382,517   8.08  11,171     1.50%         0.22%    (13.79)%
Variable Insurance
 Products Fund III --
  Service Class 2:
 Growth & Income
  Portfolio.............   566,471   8.76   4,962     1.50%         0.37%    (10.38)%
 Mid Cap Portfolio...... 1,749,762  10.18  17,813     1.50%         0.00%     (4.97)%
Federated Insurance
 Series:
 International Small
  Company Fund II.......   111,247   5.78     643     1.50%         0.00%    (31.07)%
Federated Insurance
 Series -- Service
 Shares:
 High Income Bond Fund
  II....................   267,415   9.19   2,458     1.50%         3.47%     (0.15)%
Janus Aspen Series --
  Service Shares:
 Global Life Sciences
  Portfolio.............   490,003   8.79   4,307     1.50%         0.00%    (18.01)%
 Global Technology
  Portfolio.............   972,418   4.11   3,997     1.50%         0.00%    (38.26)%
 Aggressive Growth
  Portfolio............. 1,979,779   3.96   7,840     1.50%         0.00%    (40.50)%
 Growth Portfolio....... 1,965,673   6.16  12,109     1.50%         0.00%    (26.03)%
 Capital Appreciation
  Portfolio............. 1,732,144   6.50  11,259     1.50%         0.28%    (23.01)%
 Worldwide Growth
  Portfolio............. 2,117,193   6.23  13,190     1.50%         0.11%    (23.79)%
 International Growth
  Portfolio............. 1,007,056   6.11   6,153     1.50%         0.31%    (24.59)%
 Balanced Portfolio..... 2,682,847   9.01  24,172     1.50%         1.59%     (6.34)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                 Year or lesser period ended December 31, 2001
                          -----------------------------------------------------------
                                      Net Assets
                                    -------------- Expenses as a
                                     Unit          % of Average   Investment   Total
Type VI:                    Units   Value   000s    Net Assets   Income Ratio Return
--------                  --------- ------ ------- ------------- ------------ -------
AIM Variable Insurance
 Funds:
 AIM V.I. Capital
  Appreciation Fund.....  1,178,042 $ 6.17 $ 7,269     1.50%         0.00%    (24.44)%
 AIM V.I. Growth Fund...    860,251   4.90   4,215     1.50%         0.35%    (34.88)%
 AIM V.I. Value Fund....  2,168,360   7.31  15,851     1.50%         0.23%    (13.88)%
MFS Variable Insurance
 Trust:
 MFS Investors Growth
  Stock Series..........  1,370,095   6.66   9,125     1.50%         0.05%    (25.97)%
 MFS Investors Trust
  Series................    591,306   8.14   4,813     1.50%         0.18%    (17.37)%
 MFS New Discovery
  Series................    643,039   8.37   5,382     1.50%         0.00%     (6.68)%
 MFS Utility Series.....    973,433   7.61   7,408     1.50%         1.56%    (25.59)%
Dreyfus:
 Dreyfus Investment
  Portfolios-Emerging
  Markets Portfolio.....    150,127   7.45   1,118     1.50%         1.74%       1.76%
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc. ...........    675,418   6.57   4,437     1.50%         0.08%    (23.74)%
PIMCO Variable Insurance
 Trust:
 Foreign Bond
  Portfolio.............     60,992  11.01     672     1.50%         3.00%       5.97%
 Long-Term U.S.
  Government Bond
  Portfolio.............    734,864  11.58   8,510     1.50%         4.04%       4.26%
 High Yield Bond
  Portfolio.............    455,975  10.01   4,564     1.50%         6.66%       0.81%
 Total Return Bond
  Portfolio.............  1,662,057  11.29  18,765     1.50%         3.84%       6.74%
Rydex Variable Trust:
 OTC Fund...............    985,138   3.89   3,832     1.50%         0.00%    (36.16)%
Alliance Variable
 Products Series Fund,
 Inc.:
 Growth and Income
  Portfolio.............  2,564,812  10.59  27,161     1.50%         0.36%     (1.36)%
 Premier Growth
  Portfolio.............  2,070,574   6.53  13,521     1.50%         0.00%    (18.65)%
 Quasar Portfolio.......    332,400   7.44   2,473     1.50%         0.00%    (14.18)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                    Year or lesser period ended December 31, 2001
                         -------------------------------------------------------------------
                                      Net Assets     Expenses as a
                                   ----------------- % of Average   Investment
Type VII:                  Units   Unit Value  000s   Net Assets   Income Ratio Total Return
---------                --------- ---------- ------ ------------- ------------ ------------
GE Investments Funds,
 Inc.:
 S&P 500 Index Fund..... 1,104,277   $ 7.79   $8,602     1.70%         1.00%      (13.77)%
 Money Market Fund......   671,871    10.46    7,028     1.70%         3.80%         2.19%
 Mid-Cap Value Equity
  Fund..................   319,791    11.06    3,537     1.70%         0.86%       (1.39)%
 U.S. Equity Fund.......   374,328     8.85    3,313     1.70%         0.77%      (10.04)%
 Premier Growth Equity
  Fund..................   203,781     8.44    1,720     1.70%         0.11%      (10.69)%
 Value Equity Fund......   172,415     8.90    1,534     1.70%         1.09%      (10.31)%
 Small-Cap Value Equity
  Fund..................   181,000    12.27    2,221     1.70%         0.81%         8.09%
Oppenheimer Variable
 Account Funds -- Class
 2 Shares:
 Global Securities
  Fund/VA...............   276,877     8.12    2,248     1.70%         0.15%      (13.68)%
 Main Street Growth &
  Income Fund/VA........   473,200     7.95    3,762     1.70%         0.17%      (11.81)%
Variable Insurance
 Products Fund --
  Service Class 2:
 Equity-Income
  Portfolio.............   570,855    10.28    5,868     1.70%         0.22%       (6.85)%
 Growth Portfolio.......   603,088     6.77    4,083     1.70%         0.02%      (19.27)%
Variable Insurance
 Products Fund II --
  Service Class 2:
 Contrafund Portfolio...   476,256     8.06    3,839     1.70%         0.22%      (13.97)%
Variable Insurance
 Products Fund III --
  Service Class 2:
 Growth & Income
  Portfolio.............   280,032     8.74    2,447     1.70%         0.37%      (10.56)%
 Mid Cap Portfolio......   403,825    10.14    4,095     1.70%         0.00%       (5.16)%
Federated Insurance
 Series:
 International Small
  Company Fund II.......    23,627     5.76      136     1.70%         0.00%      (31.21)%
Federated Insurance
 Series -- Service
 Shares:
 High Income Bond Fund
  II....................   143,887     9.16    1,318     1.70%         3.47%       (0.36)%
Janus Aspen Series --
  Service Shares:
 Global Life Sciences
  Portfolio.............   103,526     8.76      907     1.70%         0.00%      (18.18)%
 Global Technology
  Portfolio.............   185,853     4.10      762     1.70%         0.00%      (38.39)%
 Aggressive Growth
  Portfolio.............   386,562     3.95    1,527     1.70%         0.00%      (40.63)%
 Growth Portfolio.......   521,222     6.14    3,200     1.70%         0.00%      (26.19)%
 Capital Appreciation
  Portfolio.............   362,926     6.48    2,352     1.70%         0.28%      (23.17)%
 Worldwide Growth
  Portfolio.............   629,158     6.21    3,907     1.70%         0.11%      (23.94)%
 International Growth
  Portfolio.............   264,963     6.09    1,614     1.70%         0.31%      (24.74)%
 Balanced Portfolio.....   972,626     8.98    8,734     1.70%         1.59%       (6.53)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                    Year or lesser period ended December 31, 2001
                          -----------------------------------------------------------------
                                     Net Assets     Expenses as a
                                  ----------------- % of Average   Investment
Type VII:                  Units  Unit Value  000s   Net Assets   Income Ratio Total Return
---------                 ------- ---------- ------ ------------- ------------ ------------
AIM Variable Insurance
 Funds:
 AIM V.I. Capital
  Appreciation Fund.....  409,321   $ 6.15   $2,517     1.70%         0.00%      (24.59)%
 AIM V.I. Growth Fund...  351,148     4.88    1,714     1.70%         0.35%      (35.02)%
 AIM V.I. Value Fund....  818,340     7.29    5,966     1.70%         0.23%      (14.06)%
MFS Variable Insurance
 Trust:
 MFS Investors Growth
  Stock Series..........  331,541     6.64    2,201     1.70%         0.05%      (26.12)%
 MFS Investors Trust
  Series................  241,953     8.11    1,962     1.70%         0.18%      (17.54)%
 MFS New Discovery
  Series................  155,938     8.35    1,302     1.70%         0.00%       (6.88)%
 MFS Utility Series.....  303,903     7.59    2,307     1.70%         1.56%      (25.74)%
Dreyfus:
 Dreyfus Investment
  Portfolios-Emerging
  Markets Portfolio.....   63,965     7.43      475     1.70%         1.74%         1.55%
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc. ...........  127,492     6.55      835     1.70%         0.08%      (23.90)%
PIMCO Variable Insurance
 Trust:
 Foreign Bond
  Portfolio.............   16,136    10.98      177     1.70%         3.00%         5.76%
 Long-Term U.S.
  Government Bond
  Portfolio.............  386,285    11.55    4,462     1.70%         4.04%         4.05%
 High Yield Bond
  Portfolio.............  207,597     9.98    2,072     1.70%         6.66%         0.60%
 Total Return Bond
  Portfolio.............  810,937    11.26    9,131     1.70%         3.84%         6.52%
Rydex Variable Trust:
 OTC Fund...............  239,875     3.88      931     1.70%         0.00%      (36.29)%
Alliance Variable
 Products Series Fund,
 Inc.:
 Growth and Income
  Portfolio.............  825,837    10.56    8,721     1.70%         0.36%       (1.56)%
 Premier Growth
  Portfolio.............  813,964     6.51    5,299     1.70%         0.00%      (18.81)%
 Quasar Portfolio.......   62,503     7.42      464     1.70%         0.00%      (14.35)%

                                     PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements

    Financial Statements of GE Life and Annuity Assurance Company are included in the prospectus to this Registration Statement. Financial Statements for GE Life & Annuity Separate Account 4 are included in Part B of this Registration Statement.

(b) Exhibits


  (1)(a)      Resolution of Board of Directors of The Life Insurance Company of
              Virginia authorizing the establishment of the Variable
              Account.(1)

  (1)(a)(i)   Resolution of Board of Directors of GE Life and Annuity Assurance
              Company authorizing the change in name of Life of Virginia
              Separate Account 4 to GE Life & Annuity Separate Account 4.(2)

  (1)(b)      Resolution of Board of Directors of GE Life and Annuity Assurance
              Company authorizing the establishment of an additional investment subaccount of the Variable Account, investing in shares of GE
              Total Return Fund of GE Investments Funds, Inc.(7)

  (2)         Not applicable.

  (3)(a)      Underwriting Agreement dated December 1, 2001 between GE Life and
              Annuity Assurance Company and Capital Brokerage Corporation.(8)

  (3)(b)      Dealer Sales Agreement.(8)

  (4)(a)(i)   Contract Form P1161 3/01.(7)

  (4)(b)(i)   Waiver of Scheduled Purchase Payments Upon Disability Rider P5163
              3/01.(7)

  (4)(b)(ii)  Waiver of Scheduled Purchase Payments Upon Unemployment Rider
              P5164 3/01.(7)

  (4)(b)(iii) Waiver of Scheduled Purchase Payments Joint Annuitant Life Rider
              P5165 3/01.(7)

  (4)(b)(iv)  Guaranteed Minimum Income Payment Endorsement P5168 3/01.(7)

  (5)         Variable Annuity Application Form 18087 8/2001.(9)

  (5)(a)      Form of Additional Payment Allocation Request.(9)

  (5)(b)      Variable Annuity Application--Additional Riders Form 18087RDR
              8/2001.(9)

  (6)(a)(i)   Certificate of Incorporation of The Life Insurance Company of
              Virginia.(1)

  (6)(a)(ii)  Amended and Restated Articles of Incorporation of GE Life and
              Annuity Assurance Company.(6)

  (6)(b)(i)   Bylaws of The Life Insurance Company of Virginia.(1)

  (6)(b)(ii)  Amended and Restated By-Laws of GE Life and Annuity Assurance
              Company dated May 1, 2000.(6)

  (7)         Not applicable.

  (8)(a)(i)   Participation Agreement between GE Investments Funds, Inc. and
              The Life Insurance Company of Virginia.(3)

 (8)(a)(ii)   Amendment to Participation Agreement between GE Investments Funds, Inc. and GE Life and
              Annuity Assurance Company.(4)

 (8)(a)(iii)  Amendment to Participation Agreement between GE Investments Funds, Inc. and GE Life and
              Annuity Assurance Company.(5)

 (9)          Opinion and Consent of Heather C. Harker, Esq. as to legality of securities being registered.(13)

(10)          Consent of Independent Auditors.(10)

(11)          Not applicable.

(12)          Not applicable.

(13)          Schedule showing computation for Performance Data.(10)

(14)          Power of Attorney dated January 2, 2002.(10)



--------



 (1) Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on May 1, 1998.


 (2) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on July 17, 1998.


 (3) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-4, File No. 333-62695, filed with the Securities and Exchange Commission on December 18, 1998.


 (4) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on April 30, 1999.




 (5) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-4, File No. 333-31172, filed with the Securities and Exchange Commission on June 2, 2000.


 (6) Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-4, File No. 332-31172, filed with the Securities and Exchange Commission on September 1, 2000.


 (7) Incorporated herein be reference to the Registration Statement on Form S-6 File No. 333-72572, filed with Securities and Exchange Commission on October 31, 2001.


 (8) Incorporated herein by reference to the Registration Statement on Form S-1, Pre-Effective Amendment No. 1, File No. 333-69620, filed with Securities and Exchange Commission on December 13, 2001.


 (9) Incorporated herein by reference to the Registration Statement on Form N-4, Pre-Effective Amendment No. 1, File No. 333-67904, filed with Securities and Exchange Commission on January 16, 2002.


(10) Filed herein.

Item 25. Directors and Officers of GE Life and Annuity Assurance Company



Pamela S. Schutz.................      Director, Chief Executive Officer, and President

Thomas M. Stinson................      Director and Senior Vice President

Elliot A. Rosenthal..............      Director and Senior Vice President

Leon E. Roday....................      Director and Senior Vice President

Geoffrey S. Stiff................      Director and Senior Vice President

Paul Haley ......................      Senior Vice President

Rose Hampton.....................      Senior Vice President

Frank Gencarelli.................      Senior Vice President

Kelly L. Groh....................      Senior Vice President and Chief Financial Officer

Susan M. Mann....................      Vice President and Controller

Gary T. Prizzia..................      Treasurer


The principal business address for those listed above is GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, Va 23230.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                              Organizational Chart


                        ------- General Electric
                        |           Company
              Other Subsidiaries       |
                                     (100%)
                                       |
                                General Electric
                             Capital Services, Inc.
                                       |
                                     (100%)
                                       |
                                General Electric
                              Capital Corporation
                                       |
                                     (100%)
                                       |
                             GE Financial Assurance
                                 Holdings, Inc.
                                       |
                                     (100%)
                                       |
                                GNA Corporation
                                       |
                                     (100%)
                                General Electric
                           Capital Assurance Company
                                       |
                                    (85.2%)  ------------
                                       |                 |
                                       |       Federal Home Life       Phoenix Home
                                       |       Insurance Company       Life Mutual
                                       |                                Insurance
                                       |                              Company, Inc.
                                       |            (11.7%)               (3.1%)
                                       |               |                    |
                              GE Life and Annuity --------------------------------
                               Assurance Company
                                       |
                                      100%
                                       |
                            Assigned Settlement Inc.

Item 27. Number of Contractowners

   As of April 19, 2002 there were 64 contract owners.


Item 28. Indemnification

   Section 13.1-698 and 13.1-702 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

  Section 5 of the By-Laws of GE Life and Annuity Assurance Company further provides that:

     (a) The Corporation shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgements [sic], fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, and with respect to any criminal action, had no cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgement [sic], order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, believed his conduct unlawful.

     (b) The Corporation shall indemnify each director, officer or employee of the Corporation who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgement [sic] in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

     (c) Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) and (b). Such determination shall be made (1) by the Board of Directors of the

  Corporation by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or
  (3) by the stockholders of the Corporation.

     (d) Expenses (including attorneys' fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in subsection (c) upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Corporation unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article.

     (e) The Corporation shall have the power to make any other or further indemnity to any person referred to in this section except an indemnity against gross negligence or willful misconduct.

     (f) Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Corporation and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

     (g) The foregoing rights and indemnification shall not be exclusive of any other rights and indemnification to which the directors, officers and employees of the Corporation may be entitled according to law.

                                     * * *

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

   (a) Capital Brokerage Corporation is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through GE Life & Annuity Separate Accounts I, II, III, 4 and 6.

   (b)


                                                          Positions and Offices with
          Name                     Address                        Underwriter
          ----                     -------                --------------------------
Christopher A. Cokinis..  GE Financial Assurance     President and Chief Executive Officer
                          6630 W. Broad Street
                          Richmond, VA 23230
Thomas W. Casey.........  GE Financial Assurance     Senior Vice President
                          6604 W. Broad St.
                          Richmond, VA 23230
Gary T. Prizzia.........  GE Financial Assurance     Treasurer
                          6620 W. Broad Street
                          Richmond, VA 23230

          Name                    Address               Positions and Offices with Underwriter
          ----                    -------               --------------------------------------
Edward J. Wiles, Jr..... GE Financial Assurance     Senior Vice President, Chief Compliance Officer
                         201 Merrit 7
                         Norwalk, CT 06856
Kelly L. Groh .......... GE Financial Assurance     Chief Financial Officer, Controller
                         6610 W. Broad Street
                         Richmond, Virginia 23230
Victor C. Moses......... GE Financial Assurance     Senior Vice President
                         601 Union St., Ste. 5600
                         Seattle, WA 98101
Geoffrey S. Stiff....... GE Financial Assurance     Senior Vice President
                         6610 W. Broad St.
                         Richmond, VA 23230
Ward E. Bobitz.......... GE Financial Assurance     Vice President & Assistant Secretary
                         6620 W. Broad St.
                         Richmond, VA 23230
Brenda Daglish.......... GE Financial Assurance     Vice President & Assistant Treasurer
                         6604 W. Broad St.
                         Richmond, VA 23230
William E. Daner, Jr.... GE Financial Assurance     Vice President, Counsel & Secretary
                         6610 W. Broad St.
                         Richmond, VA 23230
Richard G. Fucci........ GE Financial Assurance     Vice President & Controller
                         6604 W. Broad St.
                         Richmond, VA 23230


Item 30. Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Life & Annuity at its Home Office.

Item 31. Management Services

   Not applicable.

Item 32. Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to GE Life & Annuity at the address or phone number listed in the Prospectus.

STATEMENT PURSUANT TO RULE 6c-7

   The Company offers and will offer Contracts to participants in the Texas Optional Retirement Program. In connection therewith, the Company and the Variable Account rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

SECTION 403(b) REPRESENTATIONS

   The Company represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.


SECTION 26(f)(2)(A) REPRESENTATION

   The Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, GE Life & Annuity Separate Account 4, certifies that it has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed, in the County of Henrico in the Commonwealth of Virginia, on the 19th day of April, 2002.

                                          GE Life & Annuity Separate Account 4
                                             (Registrant)

                                          By:     /s/ Heather C. Harker
                                            ___________________________________
                                                     Heather C. Harker

                                                    Vice President


                                          GE Life and Annuity Assurance
                                          Company
                                             (Depositor)

                                                  /s/ Heather C. Harker
                                            ___________________________________
                                                     Heather C. Harker

                                                    Vice President


   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.


              Signature                              Title                          Date
              ---------                              -----                          ----

                  *                    Director, Chief Executive Officer          04/19/02
______________________________________
           Pamela S. Schutz

                  *                    Director, Senior Vice President            04/19/02
______________________________________
          Thomas M. Stinson

                  *                    Chief Financial Officer                    04/19/02
______________________________________
            Kelly L. Groh

                  *                    Controller                                 04/19/02
______________________________________
            Susan M. Mann

                  *                    Director                                   04/19/02
______________________________________
           Victor C. Moses

                  *                    Director                                   04/19/02
______________________________________
          Geoffrey S. Stiff

        /s/ Heather C. Harker          Vice President Associate General           04/19/02
______________________________________  Counsel, and Assistant Secretary
          Heather C. Harker

                  *                    Director                                   04/19/02
______________________________________
         Elliot A. Rosenthal

        /s/ Heather C. Harker          , pursuant to Power of Attorney executed on January 2, 2002.
*By: _________________________________
          Heather C. Harker

                                  Exhibit List


   (9) Opinion and Consent of Heather Harker

  (10) Consent of Independent Auditors

  (13) Schedule showing computation for Performance Data

  (14) Power of Attorney dated January 2, 2002